UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                    DATE OF REPORTING PERIOD: AUGUST 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 98.9%

CONSUMER DISCRETIONARY -- 14.3%
  Abercrombie & Fitch, Cl A               9,200    $      512
  American Eagle Outfitters              29,900           856
  Autoliv                                53,333         2,373
  Autonation (B)*                        35,200           732
  Barnes & Noble (B)*                    21,700           820
  Beazer Homes USA (B)                    7,300           456
  Bed Bath & Beyond*                     96,700         3,921
  BJ's Wholesale Club*                   13,300           380
  BorgWarner                             20,200         1,181
  Brunswick                               1,500            66
  Buckle                                  1,100            43
  Carnival                               82,100         4,051
  Centex (B)                              6,400           434
  Clear Channel Communications           84,280         2,807
  Coach*                                 48,100         1,596
  Comcast, Cl A*                        112,880         3,471
  Comcast, Special Cl A*                 38,296         1,156
  Dana                                   38,900           524
  Darden Restaurants                     57,900         1,819
  Delphi                                 44,100           245
  DR Horton                              42,629         1,574
  Eastman Kodak (B)                      48,100         1,172
  eBay (B)*                             486,616        19,703
  Federated Department Stores (B)        31,683         2,185
  Ford Motor                            252,100         2,513
  Gannett                                26,900         1,956
  General Motors (B)                     27,961           956
  Goodyear Tire & Rubber (B)*            46,400           779
  GTECH Holdings                         21,000           600
  Harley-Davidson (B)                    19,100           941
  Harman International Industries           200            21
  Harrah's Entertainment                 37,234         2,590
  Hasbro                                 37,500           776
  Hibbett Sporting Goods*                 6,400           215
  Home Depot                            141,398         5,701
  International Game Technology         225,000         6,237
  Interpublic Group (B)*                 32,000           388
  Jack in the Box*                        7,800           275
  JC Penney                              27,800         1,352
  Johnson Controls                       26,600         1,595
  Jones Apparel Group                    10,700           302
  KB Home                                12,700           942
  Kohl's (B)*                           102,596         5,381
  Lamar Advertising, Cl A (B)*           26,521         1,067
  Lennar, Cl A (B)                        9,500           590
  Liberty Media, Cl A*                  137,100         1,139
  Limited Brands                         29,500           648
  Lowe's (B)                            122,915         7,905
  Marriott International, Cl A (B)       37,367         2,362
  Mattel (B)                             23,900           431
  Maytag                                 22,900           433
  McDonald's                            278,900         9,050
  McGraw-Hill                           107,656         5,191
  McLeodUSA, Cl A (B) (F) (H)*           92,300            --
  MGM Mirage (B)*                       155,000         6,550
  MSC Industrial Direct, Cl A             2,400            84
  Nike, Cl B                             28,700         2,265
  NVR (B)*                                  300           265
  OfficeMax                               6,640           196
  Omnicom Group                          42,353         3,407
  Outback Steakhouse (B)                  6,200           258
  Petsmart                               31,500           812
  Polaris Industries                      2,700           142
  Pulte Homes                             8,100           698

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Quiksilver*                             7,500    $      114
  Rent-A-Center*                          2,300            46
  Select Comfort*                         8,500           164
  Shaw Communications, Cl B              28,800           605
  Sherwin-Williams                       13,800           640
  Standard-Pacific                       25,400         1,116
  Stanley Works                          27,919         1,277
  Staples                               383,100         8,413
  Starbucks*                             21,300         1,045
  Starwood Hotels & Resorts Worldwide    11,041           644
  Target                                117,400         6,310
  Time Warner*                          535,537         9,597
  Toll Brothers (B)*                     12,500           601
  Univision Communications, Cl A (B)*   138,415         3,723
  Valassis Communications (B)*           31,286         1,234
  VF                                     26,500         1,572
  Viacom, Cl B                          266,920         9,073
  Walt Disney                           208,726         5,258
  Wendy's International                   3,500           165
  Whirlpool                              12,000           913
  XM Satellite Radio Holdings,
     Cl A (B)*                          200,000         7,050
                                                   -----------
                                                      188,650
                                                   -----------
CONSUMER STAPLES -- 7.2%
  Albertson's (B)                       147,600         2,971
  Altria Group (B)                      126,226         8,924
  Anheuser-Busch                         27,000         1,196
  Archer-Daniels-Midland                127,000         2,859
  Avon Products                          18,200           597
  Coca-Cola                              14,900           656
  Coca-Cola Enterprises                  25,700           575
  Colgate-Palmolive                      63,187         3,317
  ConAgra Foods                           2,700            62
  Dean Foods*                            19,300           713
  Energizer Holdings (B)*                23,100         1,499
  Estee Lauder, Cl A (B)                 52,900         2,137
  General Mills                          29,200         1,347
  Gillette                              235,103        12,665
  Kimberly-Clark                         43,200         2,692
  Kraft Foods, Cl A                      14,100           437
  Kroger (B)*                            94,300         1,862
  Molson Coors Brewing, Cl B              6,900           442
  Pepsi Bottling Group                   61,300         1,807
  PepsiAmericas                          26,900           679
  PepsiCo                               170,198         9,335
  Pilgrim's Pride                        21,300           722
  Procter & Gamble (B)                   93,804         5,204
  Reynolds American (B)                  35,300         2,963
  Rite Aid (B)*                          45,100           184
  Safeway (B)                            68,872         1,634
  Supervalu                              53,400         1,858
  TreeHouse Foods*                        4,280           129
  Tyson Foods, Cl A                      52,500           934
  UST (B)                                 6,000           255
  Wal-Mart Stores                       288,826        12,986
  Walgreen                              170,000         7,876
  Whole Foods Market (B)                  7,700           995
  WM Wrigley Jr.                         38,249         2,718
                                                   -----------
                                                       95,230
                                                   -----------
ENERGY -- 9.9%
  Amerada Hess (B)                       14,500         1,843
  Anadarko Petroleum (B)                 24,300         2,208
  BJ Services (B)                        17,200         1,085
  Burlington Resources                   31,400         2,317
  Chevron                               309,199        18,985

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  ConocoPhillips                        337,026    $   22,223
  Cooper Cameron*                         5,300           382
  Devon Energy (B)                       35,400         2,151
  Diamond Offshore Drilling              15,500           915
  El Paso                                79,231           919
  Exxon Mobil                           738,337        44,226
  Halliburton                            99,600         6,172
  Harvest Natural Resources (B)*          4,300            44
  Kerr-McGee                                600            53
  Marathon Oil                           54,612         3,512
  Murphy Oil                              1,200            66
  Nabors Industries*                      4,100           275
  Noble Energy (B)                        7,087           625
  Occidental Petroleum                   27,041         2,245
  Petro Canada                            9,100           734
  PetroKazakhstan, Cl A                  14,800           804
  Pogo Producing (B)                      3,000           168
  Pride International*                   14,000           354
  Schlumberger                          123,165        10,621
  Suncor Energy                          11,950           708
  Sunoco                                 11,600           843
  Talisman Energy                        21,800         1,068
  Tidewater                              14,500           646
  Transocean*                             4,500           266
  Unit*                                  18,400           958
  Valero Energy (B)                      30,500         3,248
                                                   -----------
                                                      130,664
                                                   -----------
FINANCIALS -- 21.4%
  A.G. Edwards                           38,600         1,745
  ACE                                     3,100           138
  Aflac                                   7,500           324
  Allstate                               85,649         4,814
  American Express                       72,300         3,994
  American Financial Group               10,800           362
  American International Group          181,827        10,764
  AmeriCredit (B)*                       34,100           850
  AmSouth Bancorp (B)                    57,770         1,521
  Annaly Mortgage Management+ (B)        17,100           260
  Anthracite Capital+                     2,100            25
  AON                                    22,700           679
  Ashford Hospitality Trust+              6,200            71
  Assurant (B)                           17,900           668
  Astoria Financial                      36,761         1,027
  Axis Capital Holdings                  30,500           862
  Bank of America                       559,918        24,093
  Bank of New York                       15,775           482
  BB&T (B)                               16,333           663
  Bear Stearns                           11,300         1,136
  Brookfield Properties                  30,400           881
  Camden Property Trust+                  5,600           293
  Capital One Financial (B)               7,300           600
  CB Richard Ellis Group, Cl A*          24,100         1,175
  CBL & Associates Properties+            7,500           318
  Charles Schwab                        591,341         8,001
  Chicago Mercantile Exchange
     Holdings (B)                        25,000         6,940
  Chubb (B)                              23,816         2,071
  Cincinnati Financial                   11,035           452
  CIT Group                               5,200           235
  Citigroup                             604,678        26,467
  Comerica (B)                           75,491         4,566
  Commerce Bancorp (B)                   16,800           567
  Countrywide Financial                  44,800         1,514
  Crescent Real Estate+                  15,100           296
  Downey Financial                        9,500           602
  Endurance Specialty Holdings           19,200           705

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Equity Office Properties Trust+         4,200    $      140
  Equity Residential+                    13,700           517
  Fannie Mae                             65,034         3,319
  Fidelity National Financial            19,134           749
  First American                         39,015         1,623
  First Bancorp Puerto Rico              22,200           410
  First Horizon National (B)             22,269           870
  First Marblehead (B)*                   7,900           229
  Franklin Resources (B)                 49,300         3,966
  Freddie Mac                           123,034         7,429
  Friedman Billings Ramsey Group,
     Cl A+ (B)                           40,500           474
  General Growth Properties+ (B)         12,400           559
  Golden West Financial (B)              13,920           849
  Goldman Sachs Group                   108,258        12,036
  Hartford Financial Services Group      41,675         3,044
  Home Properties+                          500            21
  Hospitality Properties Trust+ (B)       3,700           160
  Huntington Bancshares                  13,773           330
  Independence Community Bank            33,053         1,130
  IndyMac Bancorp                        30,400         1,211
  Jefferson-Pilot (B)                    33,283         1,655
  JPMorgan Chase                        356,427        12,079
  Keycorp                               137,618         4,558
  Legg Mason                             39,250         4,103
  Lehman Brothers Holdings (B)           66,961         7,075
  Lincoln National                       50,500         2,504
  Loews                                  22,400         1,964
  MBIA (B)                               43,543         2,524
  MBNA                                  137,472         3,464
  Merrill Lynch                         118,162         6,754
  Metlife                                62,300         3,051
  MGIC Investment                        11,000           687
  Moody's (B)                           182,828         8,979
  Morgan Stanley                         95,927         4,880
  National City                         173,796         6,366
  Nationwide Financial Services, Cl A    18,100           698
  North Fork Bancorporation              32,900           904
  Northern Trust                          1,800            90
  Old Republic International             24,500           617
  PMI Group                              20,100           813
  PNC Financial Services Group           49,586         2,788
  Popular                                16,504           452
  Principal Financial Group              64,400         2,950
  Progressive                             9,200           887
  Providian Financial*                   32,000           595
  Prudential Financial                   22,900         1,474
  Radian Group                           16,600           850
  Regions Financial (B)                  47,166         1,543
  Safeco (B)                             34,900         1,820
  SL Green Realty+                        4,300           284
  St. Joe (B)                            14,100         1,061
  St. Paul Travelers                     78,516         3,377
  Stancorp Financial Group                8,000           647
  SunTrust Banks                         58,266         4,095
  SVB Financial Group*                    9,000           423
  Thornburg Mortgage+ (B)                 7,800           211
  Torchmark (B)                          13,200           696
  Trizec Properties+ (B)                 11,700           262
  UnionBanCal                            19,900         1,349
  UnumProvident (B)                      41,050           793
  US Bancorp                            242,906         7,098
  Vornado Realty Trust+ (B)               8,100           697
  Wachovia                              209,560        10,398
  Washington Mutual                     166,224         6,912
  Webster Financial                      26,091         1,198
  Wells Fargo                            89,509         5,337

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Willis Group Holdings                  22,624    $      792
  XL Capital, Cl A                       12,158           845
  Zions Bancorporation                    6,400           447
                                                   -----------
                                                      283,273
                                                   -----------
HEALTH CARE -- 13.4%
  Abbott Laboratories                    39,400         1,778
  Advanced Neuromodulation Systems*       2,500           129
  Aetna                                   7,500           597
  Alcon                                   4,808           568
  Allergan (B)                          106,300         9,785
  AmerisourceBergen (B)                  23,100         1,725
  Amgen*                                179,575        14,348
  Applera--Applied Biosystems Group      67,849         1,459
  Bausch & Lomb (B)                       2,100           159
  Baxter International                   29,100         1,174
  Becton Dickinson                       18,800           989
  Bristol-Myers Squibb (B)              103,045         2,521
  C.R. Bard                               4,500           289
  Cardinal Health                        10,100           602
  Caremark Rx*                          158,711         7,417
  Chemed                                  5,900           239
  Cigna (B)                              14,600         1,684
  Cytyc*                                  2,200            55
  Dade Behring Holdings                  24,000           878
  DJ Orthopedics*                         2,800            78
  Edwards Lifesciences*                   3,200           141
  Eli Lilly                              96,322         5,300
  Fisher Scientific International*       30,130         1,943
  Genentech (B)*                        244,740        22,991
  Genesis HealthCare*                     1,300            52
  Genzyme*                               24,100         1,715
  HCA                                    11,700           577
  Health Management Associates, Cl A     25,200           613
  Hospira*                                2,800           111
  Humana*                                 5,300           255
  Idexx Laboratories*                     4,400           282
  Invitrogen*                             7,200           610
  Johnson & Johnson                     124,762         7,909
  King Pharmaceuticals*                  44,200           650
  Laboratory of America Holdings*        16,300           804
  McKesson                                6,000           280
  Medco Health Solutions*                53,450         2,633
  Medtronic                             281,362        16,038
  Merck                                 218,353         6,164
  Mettler Toledo International*           3,500           176
  OraSure Technologies*                  13,600           126
  Palomar Medical Technologies*          10,400           252
  PerkinElmer                            63,783         1,320
  Pfizer                                859,010        21,879
  Quest Diagnostics                       5,600           280
  St. Jude Medical*                       6,600           303
  Stryker                                87,600         4,779
  Sybron Dental Specialties*              5,700           221
  Techne*                                 5,400           308
  Thermo Electron*                        8,700           243
  Thoratec (B)*                           8,700           142
  United Surgical Partners
     International (B)*                  11,550           442
  UnitedHealth Group                    128,100         6,597
  Universal Health Services, Cl B        20,100         1,027
  WellPoint*                            113,008         8,391
  West Pharmaceutical Services            1,200            34
  Wyeth                                 129,309         5,921
  Zimmer Holdings (B)*                  110,300         9,063
                                                   -----------
                                                      177,046
                                                   -----------

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 8.1%
  3M                                     59,088    $    4,204
  Alliant Techsystems (B)*                2,700           208
  Apollo Group, Cl A (B)*                37,200         2,926
  Armor Holdings*                        14,300           606
  Burlington Northern Santa Fe          103,066         5,465
  Canadian Pacific Railway               19,300           730
  Cendant                               294,151         5,983
  Cintas (B)                             66,550         2,745
  Convergys (B)*                         49,400           702
  Cooper Industries, Cl A                 2,100           140
  CSX                                    25,449         1,118
  Cummins (B)                            19,900         1,721
  Danaher                                 4,400           236
  Deere                                  20,100         1,314
  Deluxe (B)                             27,400         1,089
  Eagle Materials (B)                     1,800           203
  Eaton                                  32,624         2,085
  Emerson Electric                        8,579           577
  Expeditors International
     Washington (B)                     125,000         6,939
  Fastenal                               35,823         2,170
  GATX (B)                               21,200           859
  General Dynamics (B)                    5,400           619
  General Electric                      424,900        14,281
  H&R Block                               5,600           151
  Harsco                                 15,000           880
  HNI                                     8,500           490
  Honeywell International                40,828         1,563
  Hubbell, Cl B                          12,450           563
  Illinois Tool Works                    26,400         2,225
  Ingersoll-Rand, Cl A                   11,300           900
  Innovative Solutions & Support*         2,950            50
  JB Hunt Transport Services (B)         16,800           304
  L-3 Communications Holdings            17,500         1,433
  Lafarge North America                   5,100           352
  Landstar System*                        3,500           127
  Lockheed Martin                        48,700         3,031
  Manpower                               11,200           505
  Masco                                  22,200           681
  Mercury Computer Systems*               1,100            29
  Middleby                                  200            13
  Navistar International*                36,100         1,154
  Norfolk Southern                       66,182         2,357
  Northrop Grumman                      109,300         6,131
  Paccar (B)                             25,500         1,787
  Parker Hannifin                         4,921           317
  Pitney Bowes                           14,600           631
  Raytheon                               26,400         1,035
  Rockwell Automation                       600            31
  RR Donnelley & Sons                    27,716         1,035
  Ryder System                            4,900           172
  Stericycle*                             9,600           558
  Strayer Education                       1,400           141
  Swift Transportation (B)*              19,200           383
  Teekay Shipping (B)                    20,700           955
  Terex*                                  3,200           156
  Textron                                19,862         1,416
  Thomas & Betts*                        12,700           451
  Tyco International                     54,900         1,528
  United Parcel Service, Cl B           129,641         9,190
  United Technologies                     3,900           195
  Waste Connections*                      3,200           113
  Weight Watchers International (B)*    120,000         6,793
  Yellow Roadway (B)*                     7,300           342
                                                   -----------
                                                      107,088
                                                   -----------

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.6%
  ADC Telecommunications (B)*            13,600   $       285
  Altera*                                37,600           822
  Arrow Electronics*                     17,365           518
  Autodesk                                9,100           393
  Automatic Data Processing              20,540           878
  Avnet (B)*                             51,200         1,283
  Black Box                               1,100            47
  Blue Coat Systems*                      3,000           118
  Cadence Design Systems*                 4,900            78
  CDW                                    15,300           904
  Cisco Systems*                        564,299         9,943
  Computer Sciences (B)*                 33,800         1,506
  Cree (B)*                               7,800           200
  Dell*                                 222,370         7,916
  Digital Insight (B)*                   13,000           352
  Earthlink*                             15,300           149
  Electronic Arts*                       50,900         2,916
  Electronic Data Systems                20,400           457
  EMC*                                  307,886         3,959
  Fair Isaac                             17,100           699
  First Data                            484,944        20,149
  Fiserv*                                89,639         4,022
  Flextronics International*             15,515           203
  Freescale Semiconductor, Cl B*          4,071            98
  Google, Cl A (B)*                      12,000         3,432
  Harris (B)                             10,900           421
  Hewlett-Packard                       305,145         8,471
  Hutchinson Technology*                  1,500            40
  Ingram Micro, Cl A*                    70,685         1,238
  Intel                                 457,551        11,768
  International Business Machines        43,000         3,467
  Intuit*                               140,000         6,418
  Juniper Networks (B)*                 105,100         2,390
  Komag*                                  6,500           217
  Linear Technology                     132,933         5,042
  Lucent Technologies (B)*               81,293           250
  Maxim Integrated Products              57,300         2,444
  McAfee (B)*                            16,800           515
  Micrel*                                 8,000           101
  Microsoft (B)                       1,163,189        31,871
  MicroStrategy, Cl A*                      200            15
  Motorola                               47,000         1,028
  National Semiconductor                 30,400           758
  NAVTEQ (B)*                           130,000         6,050
  NCR*                                   25,000           856
  Oracle*                               351,500         4,559
  Paychex                               402,572        13,740
  Per-Se Technologies*                      800            15
  Qualcomm                              503,098        19,978
  Red Hat*                               12,800           182
  Research In Motion*                    13,200         1,033
  Reynolds & Reynolds, Cl A               7,200           206
  Sabre Holdings, Cl A                   63,300         1,214
  SanDisk (B)*                          210,000         8,154
  Sanmina-SCI*                           38,839           197
  Scientific-Atlanta                     26,700         1,022
  Serena Software (B)*                   24,300           459
  Solectron*                            128,900           529
  Storage Technology*                    15,400           569
  Sybase (B)*                            43,900           980
  Synopsys*                              48,100           914
  Tech Data (B)*                         11,616           425
  Texas Instruments (B)                  49,000         1,601
  Western Digital*                       47,500           658
  Xerox (B)*                            105,600         1,416

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Yahoo!*                               108,246    $    3,609
                                                   -----------
                                                      206,147
                                                   -----------
MATERIALS -- 2.4%
  Agrium                                 30,200           649
  Alcoa                                  28,000           750
  Caraustar Industries*                   1,500            17
  Dow Chemical                           60,800         2,627
  E.I. Du Pont de Nemours                23,065           913
  Eastman Chemical                       41,500         1,991
  Freeport-McMoRan Copper & Gold,
     Cl B                                   500            21
  Georgia-Pacific                        65,349         2,097
  International Paper                    11,337           350
  Ipsco                                   6,400           411
  Louisiana-Pacific                      76,700         1,940
  Lubrizol                               31,403         1,298
  Lyondell Chemical                      24,700           637
  Martin Marietta Materials              20,283         1,467
  MeadWestvaco                           28,300           820
  Nucor                                  44,300         2,502
  Olin                                    3,000            56
  Phelps Dodge                            5,900           634
  PPG Industries                         36,849         2,321
  Praxair                               140,000         6,762
  Sonoco Products                        18,483           525
  Southern Peru Copper (B)                5,100           250
  United States Steel (B)                22,800           956
  Weyerhaeuser                           16,800         1,092
                                                   -----------
                                                       31,086
                                                   -----------
TELECOMMUNICATION SERVICES -- 4.2%
  Alltel                                 27,300         1,692
  American Tower, Cl A (B)*              55,500         1,323
  AT&T                                  101,100         1,990
  BellSouth (B)                         207,817         5,464
  CenturyTel                             45,100         1,619
  Crown Castle International (B)*        82,407         2,040
  Liberty Global, Cl A*                 170,000         8,628
  Nextel Partners, Cl A (B)*             34,500           905
  Nokia ADR                             224,476         3,540
  SBC Communications (B)                380,944         9,173
  Sprint (B)                            332,336         8,618
  Telephone & Data Systems (B)           19,200           784
  Verizon Communications (B)            281,571         9,210
                                                   -----------
                                                       54,986
                                                   -----------
UTILITIES -- 2.4%
  American Electric Power (B)            79,494         2,956
  Centerpoint Energy (B)                 28,100           399
  CMS Energy (B)*                        39,500           636
  Constellation Energy Group             37,899         2,227
  DTE Energy (B)                         36,887         1,688
  Duke Energy (B)                       112,100         3,250
  Edison International                   51,608         2,324
  Energy East                            39,900         1,046
  Entergy                                29,099         2,180
  Exelon (B)                             22,500         1,212
  FirstEnergy                             9,400           480
  FPL Group                               6,900           297
  KeySpan                                13,200           504
  NiSource                                2,400            58
  Northeast Utilities                    28,204           562
  NSTAR (B)                              28,700           848
  Oneok (B)                              55,622         1,891

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund
August 31, 2005


----------------------------------------------------------------

Description                  Shares/Face Amount  Value
                             ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Pepco Holdings                         36,500    $      834
  PG&E                                   44,100         1,655
  Pinnacle West Capital                  27,200         1,222
  Progress Energy (B)                    41,900         1,826
  Sempra Energy                          28,300         1,268
  Southern                                  258             9
  TXU                                    15,400         1,494
  Xcel Energy (B)                        67,000         1,289
                                                   -----------
                                                       32,155
                                                   -----------
Total Common Stock
  (Cost $1,202,413) ($ Thousands)                   1,306,325
                                                   -----------
                                    Number of
                                    Warrants
                                    ---------
WARRANT  -- 0.0%
  Lucent Technologies,
     Expires 12/10/07*                      758             1
                                                   -----------
Total Warrant
  (Cost $0) ($ Thousands)                                   1
                                                   -----------
CORPORATE OBLIGATIONS (C) (E) -- 7.3%

FINANCIALS -- 7.3%
  ASIF Global Financing XV (G)
    3.528%, 09/02/05                    $   281           281
  Allstate Life Global Funding II
    MTN (G)
    3.561%, 09/15/06                      1,390         1,390
  American General Finance (G)
    3.571%, 09/15/06                      4,382         4,382
  American General Finance MTN,
    Ser F
    3.903%, 07/14/06                        302           307
  Bear Stearns EXL
    3.581%, 09/15/06                      5,380         5,380
  CCN Bluegrass (G)
    3.658%, 08/18/06                      1,964         1,964
  CIT Group MTN
    3.790%, 05/12/06                      7,556         7,556
    3.714%, 04/19/06                        756           756
  Caterpillar Financial Services
    MTN, Ser F
    3.670%, 07/10/06                      1,511         1,511
  Countrywide Home Loans MTN,
    Ser A
    3.760%, 07/31/06                      1,511         1,511
    3.509%, 03/21/06                      2,478         2,478
  Countrywide Home Loans MTN,
    Ser M
    3.760%, 01/31/06                        665           665
    3.440%, 11/30/05                      3,445         3,445
  Dekabank (G)
    3.614%, 08/18/06                      5,591         5,590
  Harrier Finance Funding LLC
    MTN (G)
    3.390%, 09/15/05                        876           876
  Irish Life & Permanent MTN,
    Ser X (G)
    3.609%, 09/21/06                      4,020         4,019
  Islandsbanki (G)
    3.659%, 09/22/06                      2,569         2,569
  Jackson National Life Funding (G)
    3.510%, 02/01/06                      6,649         6,649

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  K2 LLC MTN (G)
    3.354%, 12/12/05                    $   181    $      181
  Liberty Lighthouse US Capital
    MTN (G)
    3.530%, 05/10/06                      3,022         3,021
  Morgan Stanley EXL
    3.570%, 10/04/06                      1,058         1,058
  Morgan Stanley EXL, Ser S
    3.524%, 10/03/06                      1,511         1,511
  Nationwide Building Society (G)
    3.559%, 01/06/06                      3,022         3,022
    3.478%, 07/28/06                      1,511         1,511
  Nordbank (G)
    3.620%, 09/25/06                      5,138         5,137
  Northern Rock (G)
    3.544%, 09/04/06                      3,113         3,113
  Pacific Life Global Funding (G)
    3.561%, 09/13/06                      2,267         2,267
  Premium Asset Trust,
    Ser 2004-01 (G)
    3.679%, 02/06/06                      3,143         3,144
  Premium Asset Trust,
    Ser 2004-06 (G)
    3.770%, 06/30/06                      2,871         2,873
  Premium Asset Trust,
    Ser 2004-10 (G)
    3.581%, 09/15/06                      4,231         4,231
  SLM EXL, Ser S (G)
    3.571%, 09/15/06                      3,325         3,325
  SLM MTN, Ser X (G)
    3.609%, 09/20/06                      6,045         6,045
  Skandinav Enskilda Bank (G)
    3.578%, 09/18/06                      3,324         3,324
  White Pine Finance MTN, Ser 1 (G)
    3.480%, 11/01/05                      1,330         1,330
                                                   -----------
Total Corporate Obligations
  (Cost $96,422) ($ Thousands)                         96,422
                                                   -----------
ASSET-BACKED SECURITIES (C) (E) (G) -- 3.0%

AUTOMOTIVE -- 0.4%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                      4,140         4,140
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
    3.591%, 03/15/06                        102           102
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1
    3.591%, 07/17/06                        526           526
                                                   -----------
                                                        4,768
                                                   -----------
MORTGAGE RELATED SECURITIES -- 2.6%
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    3.609%, 09/20/05                      1,934         1,934
  Blue Heron Funding, Ser 9A, Cl A1
    3.671%, 02/22/06                      3,022         3,022
  CCN Independence IV
    3.643%, 10/17/05                      1,662         1,662
    3.641%, 01/17/06                      1,058         1,058
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.780%, 11/10/05                      1,738         1,738

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Commodore, Ser 2003-2A,
    Cl A1MM
    3.490%, 12/12/38                    $ 1,390    $    1,390
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    3.630%, 04/10/06                      2,267         2,267
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.659%, 09/20/05                      4,292         4,292
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    3.691%, 06/25/06                      3,022         3,022
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    3.902%, 11/18/05                      2,659         2,659
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
    3.691%, 11/25/05                      3,931         3,931
  RMAC, Ser 2004-NS3A, Cl A1
    3.570%, 09/12/05                      1,172         1,172
  Saturn Ventures II
    3.619%, 02/07/06                      3,022         3,022
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    3.700%, 03/28/06                      1,952         1,952
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMC
    3.430%, 09/15/05                        544           544
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    3.430%, 06/15/06                        756           756
                                                   -----------
                                                       34,421
                                                   -----------
Total Asset-Backed Securities
  (Cost $39,189) ($ Thousands)                         39,189
                                                   -----------
COMMERCIAL PAPER (C) (D) -- 1.8%

FINANCIALS -- 1.8%
  Brahms Funding
    3.658%, 09/22/05                      1,408         1,405
  Broadhollow Funding
    3.637%, 09/21/05                      4,231         4,223
    3.597%, 09/20/05                      1,511         1,508
    3.597%, 09/19/05                      3,022         3,017
  Castle Rock Funding
    3.025%, 06/20/06                      2,819         2,813
  Cre-8 Funding
    3.637%, 09/20/05                      1,813         1,810
  Main Street Warehouse Funding
    3.617%, 09/19/05                        302           302
  Ocala Funding
    3.517%, 09/20/05                        775           773
  Rams Funding
    3.647%, 09/20/05                      2,855         2,850
    3.617%, 09/19/05                      3,022         3,017
    3.604%, 09/12/05                      2,766         2,763
                                                   -----------
Total Commercial Paper
  (Cost $24,481) ($ Thousands)                         24,481
                                                   -----------
MASTER NOTES (C)  -- 0.8%
  Bank of America
    3.643%, 09/01/05                      7,555         7,555

----------------------------------------------------------------

Description                  Shares/Face Amount  Value
                             ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Bear Stearns
    3.738%, 09/01/05                    $ 3,627    $    3,627
                                                   -----------
Total Master Notes
  (Cost $11,182) ($ Thousands)                         11,182
                                                   -----------
CASH EQUIVALENTS  -- 0.6%
  First Union Cash
    Management Program                  161,628           162
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++     8,033,332         8,033
                                                   -----------
Total Cash Equivalents
  (Cost $8,195) ($ Thousands)                           8,195
                                                   -----------
TIME DEPOSIT (C)  -- 0.6%
  Citigroup
    3.563%, 09/01/05                    $ 7,556         7,556
                                                   -----------
Total Time Deposit
  (Cost $7,556) ($ Thousands)                           7,556
                                                   -----------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.5%
  U.S. Trust
    3.696%, 09/14/05                      3,023         3,023
  Wells Fargo
    4.010%, 07/24/06                      3,022         3,022
                                                   -----------
Total Certificates of Deposit
  (Cost $6,045) ($ Thousands)                           6,045
                                                   -----------
U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bills (A)
    0.946%, 11/25/05                      1,515         1,503
                                                   -----------
Total U.S. Treasury Obligation
  (Cost $1,503) ($ Thousands)                           1,503
                                                   -----------
REPURCHASE AGREEMENTS (C) -- 2.1%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $11,334,523
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $373,552-$6,044,526,
  2.000%-3.875%, 02/13/06-02/22/08,
  with a total market value of
  $11,560,108)                           11,333        11,333
Deutsche Bank
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $302,256
  (collateralized by a Freddie
  Mac Discount Note, par value
  $308,966, 0.000%, 09/23/05; with
  a total market value of $308,286)         302           302

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $3,959,557
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $1,528,479-$3,312,702,
  0.000%-8.125%, 04/15/15-10/15/19;
  with a total market value of
  $4,038,385)                           $ 3,959    $    3,959
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $12,090,254
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $1,060,512-$11,049,696,
  4.500%-5.000%, 01/15/14-04/15/15;
  with a total market value of
  $12,330,961)                           12,089        12,089
                                                   -----------
Total Repurchase Agreements
  (Cost $27,683) ($ Thousands)                         27,683
                                                   -----------

Total Investments -- 115.7%
  (Cost $1,424,669) ($ Thousands)                  $1,528,582
                                                   ===========

A summary of the open futures contracts held by the Fund at August 31, 2005, is as follows:

------------------------------------------------------------------

                                                     UNREALIZED
                 NUMBER      CONTRACT               APPRECIATION
   TYPE OF         OF         VALUE     EXPIRATION (DEPRECIATION)
   CONTRACT     CONTRACTS  ($THOUSANDS)    DATE     ($THOUSANDS)
------------------------------------------------------------------
S&P Mid 400
Index
E-Mini             48        $3,419      09/17/05       $   1
S&P 500
Composite
Index              29         8,855      09/17/05        (108)
                                                        -----
                                                        $(107)
                                                        =====


Percentages are based on Net Assets of $1,321,220 ($ Thousands).
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing
Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31,2005 was $209,551 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $212,558 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(F) Security considered illiquid. The total value of such securities as of August 31, 2005 was $0 and represents 0.00% of Net Assets.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2005 was $0 and represented 0.00% of Net Assets.
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.
At August 31, 2005, the tax basis cost of the Fund's investments was $1,424,669 ($ Thousands), and the unrealized appreciation and depreciation were $180,029 and $(76,116). ($ Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.



--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 98.4%

CONSUMER DISCRETIONARY -- 10.4%
  Aeropostale*                            5,101    $      130
  Amazon.com (B)*                        34,083         1,455
  American Axle &
     Manufacturing Holdings              24,574           638
  American Eagle Outfitters              45,644         1,307
  American Greetings, Cl A               17,266           438
  Applebees International                 5,174           114
  Autoliv                                37,846         1,684
  Autonation (B)*                       253,558         5,277
  Barnes & Noble (B)*                    24,107           911
  Bed Bath & Beyond*                    133,400         5,409
  Best Buy (B)                           21,614         1,030
  BJ's Wholesale Club*                   25,800           737
  Black & Decker (B)                     88,898         7,583
  Blyth (B)                               9,713           241
  Brinker International*                 27,082         1,006
  Brunswick                              86,991         3,828
  Carnival (B)                          378,456        18,673
  CBRL Group (B)                         32,316         1,169
  Centex (B)                             33,986         2,303
  Choice Hotels International             7,961           489
  Circuit City Stores                    39,000           659
  Claire's Stores                        23,277           547
  Coach*                                238,700         7,922
  Comcast, Cl A*                        748,058        23,003
  Comcast, Special Cl A*                 12,755           385
  Darden Restaurants                    118,540         3,723
  Dillard's, Cl A (B)                    10,300           232
  Dollar General (B)                      5,900           112
  DR Horton                              40,700         1,503
  Eastman Kodak (B)                      10,300           251
  eBay*                                 134,342         5,439
  EchoStar Communications, Cl A*        462,365        13,839
  Education Management*                   3,120           106
  Federated Department Stores (B)        65,188         4,497
  Ford Motor                             90,893           906
  Fortune Brands                         86,086         7,488
  GameStop, Cl B*                        13,650           411
  Gannett (B)                            91,341         6,642
  Gap                                   231,412         4,399
  Gemstar-TV Guide International*        17,287            50
  Genuine Parts                          56,200         2,575
  Goodyear Tire & Rubber (B)*            95,400         1,603
  Harley-Davidson (B)                   111,800         5,507
  Harman International Industries        35,729         3,694
  Harrah's Entertainment                 26,500         1,843
  Hibbett Sporting Goods*                18,000           606
  Hilton Hotels                          70,118         1,625
  Home Depot                          1,373,841        55,393
  Hovnanian Enterprises, Cl A*            8,152           490
  Jack in the Box*                       25,600           903
  Jakks Pacific (B)*                     33,200           551
  JC Penney (B)                         444,982        21,639
  Johnson Controls                        5,212           313
  Jones Apparel Group                    80,900         2,280
  KB Home (B)                            51,300         3,804
  Knight-Ridder (B)                       8,700           557
  Kohl's*                                 3,800           199
  Liberty Media, Cl A*                  244,000         2,028
  Limited Brands                         26,200           576
  Liz Claiborne                           4,800           197
  Lowe's                                 48,832         3,140
  Marriott International, Cl A (B)       76,600         4,842
  McDonald's                            315,632        10,242

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  McGraw-Hill                             9,500    $      458
  MDC Holdings                           62,451         4,770
  Media General, Cl A                     1,139            75
  Meredith                               12,953           636
  Meritage Homes (B)*                     6,349           497
  Michaels Stores                        14,871           540
  MSC Industrial Direct, Cl A             5,300           185
  News, Cl A (B)                        236,900         3,840
  Nike, Cl B                              3,690           291
  Nordstrom                             135,926         4,564
  NVR (B)*                               15,772        13,958
  Office Depot*                          21,000           630
  Omnicom Group                          36,652         2,948
  Petco Animal Supplies (B)*             12,287           272
  Petsmart                               70,100         1,806
  Polaris Industries                     28,041         1,477
  Pulte Homes                            26,358         2,272
  Quiksilver*                             6,600           101
  Reebok International                    8,500           479
  Regal Entertainment Group, Cl A (B)    50,733           992
  Rent-A-Center*                         27,480           555
  Robert Half International               3,084           104
  Royal Caribbean Cruises                48,554         2,074
  Sears Holdings*                        35,388         4,808
  Select Comfort (B)*                    31,600           611
  Sherwin-Williams                       35,300         1,637
  Stanley Works                          21,200           970
  Staples                               167,463         3,677
  Starbucks*                            233,204        11,436
  Starwood Hotels & Resorts
     Worldwide                           47,663         2,779
  Target                                179,062         9,625
  Time Warner*                          408,628         7,323
  Tribune (B)                            51,347         1,929
  VF                                    101,754         6,035
  Viacom, Cl B                          397,487        13,511
  Walt Disney                         1,200,354        30,237
  Washington Post, Cl B                     586           488
  Wendy's International                  17,800           839
  Yankee Candle*                          7,500           206
  Yum! Brands                            32,400         1,535
                                                   -----------
                                                      402,313
                                                   -----------
CONSUMER STAPLES -- 9.4%
  Albertson's (B)                       145,800         2,935
  Altria Group (B)                      397,306        28,090
  Anheuser-Busch (B)                    326,255        14,456
  Archer-Daniels-Midland              1,249,818        28,133
  Avon Products                         153,100         5,025
  Brown-Forman, Cl B                      2,100           119
  Bunge (B)                              53,134         3,120
  Campbell Soup                          24,400           717
  Chiquita Brands International (B)       3,500            88
  Clorox                                222,980        12,837
  Coca-Cola                             638,273        28,084
  Coca-Cola Enterprises                 133,533         2,985
  Colgate-Palmolive                      83,686         4,394
  Constellation Brands, Cl A*            36,600         1,007
  Costco Wholesale (B)                  223,422         9,705
  CVS                                   102,900         3,022
  Energizer Holdings (B)*                45,770         2,971
  General Mills                          14,700           678
  Gillette                              312,647        16,842
  Hershey                                62,710         3,706
  Hormel Foods                            6,410           204
  Kellogg                                13,200           598
  Kimberly-Clark                        254,644        15,869
  Kroger (B)*                            96,254         1,900

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Loews--Carolina Group                 136,186    $    5,258
  Pepsi Bottling Group                  360,215        10,619
  PepsiAmericas                          19,000           479
  PepsiCo                               273,227        14,987
  Pilgrim's Pride (B)                   354,032        12,002
  Procter & Gamble (B)                  402,290        22,319
  Reynolds American (B)                 123,235        10,344
  Safeway (B)                            19,200           456
  Sanderson Farms                         7,000           259
  Smithfield Foods*                     181,844         5,064
  Supervalu                             181,595         6,320
  Tyson Foods, Cl A                     418,544         7,442
  UST (B)                               137,319         5,844
  Wal-Mart Stores                     1,487,992        66,900
  Walgreen (B)                           89,503         4,147
  Whole Foods Market (B)                 24,100         3,115
  WM Wrigley Jr                          11,700           831
                                                   -----------
                                                      363,871
                                                   -----------
ENERGY -- 10.2%
  Amerada Hess (B)                       52,550         6,679
  Anadarko Petroleum (B)                160,502        14,585
  Apache                                 40,284         2,885
  Ashland                                34,427         2,093
  Baker Hughes (B)                      102,403         6,016
  BJ Services (B)                        56,900         3,589
  Burlington Resources (B)               42,048         3,103
  Chevron (B)                           750,621        46,088
  ConocoPhillips                        892,324        58,840
  Devon Energy (B)                      136,537         8,297
  Diamond Offshore Drilling              18,600         1,099
  El Paso                                69,300           804
  EOG Resources (B)                      57,600         3,677
  Exxon Mobil                         2,232,145       133,705
  Halliburton                            71,630         4,439
  Kerr-McGee                             12,511         1,101
  Kinder Morgan                          10,334           987
  Marathon Oil                          133,982         8,616
  Murphy Oil                             14,100           771
  Nabors Industries*                     11,346           760
  National Oilwell Varco*                 7,300           469
  Noble (B)                              27,100         1,932
  Occidental Petroleum                  351,658        29,198
  Overseas Shipholding Group (B)         16,729         1,023
  Patterson-UTI Energy                   93,585         3,184
  Pogo Producing (B)                     44,115         2,470
  Schlumberger                          108,434         9,350
  Sunoco                                 65,058         4,730
  Tidewater                              15,900           708
  Transocean*                           164,500         9,712
  Unit*                                   7,600           396
  Valero Energy (B)                     171,383        18,252
  Weatherford International (B)*          7,900           535
  Williams                               95,000         2,132
  XTO Energy                             14,266           568
                                                   -----------
                                                      392,793
                                                   -----------
FINANCIALS -- 19.8%
  ACE                                   333,252        14,800
  Allstate                              310,617        17,460
  American Capital Strategies            10,359           391
  American Express (B)                  187,846        10,377
  American Financial Group               41,600         1,395
  American International Group          534,926        31,668
  AmeriCredit (B)*                       13,600           339
  Annaly Mortgage Management+ (B)        10,848           165

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Apartment Investment
     & Management, Cl A+                 51,800    $    2,067
  Archstone-Smith Trust+                 59,700         2,406
  Assurant (B)                           34,500         1,288
  Astoria Financial                       4,887           136
  Axis Capital Holdings                  44,371         1,253
  Bank of America                     1,851,012        79,649
  Bank of New York                        1,525            47
  BB&T                                  105,500         4,280
  Bear Stearns (B)                       84,537         8,496
  Capital One Financial (B)              40,221         3,308
  Catellus Development+ (B)              14,012           491
  Charles Schwab                         76,900         1,040
  Chubb                                  16,200         1,409
  CIT Group                              96,529         4,371
  Citigroup                           2,250,730        98,514
  Comerica                               34,200         2,069
  Compass Bancshares                      4,400           206
  Countrywide Financial                 802,127        27,104
  Developers Diversified Realty+         10,473           503
  Equity Office Properties Trust+        18,600           619
  Equity Residential+                    25,200           952
  Everest Re Group                       39,170         3,627
  Fannie Mae                            135,908         6,937
  First Bancorp Puerto Rico              38,200           705
  First Horizon National                  2,300            90
  Franklin Resources (B)                 46,609         3,749
  Freddie Mac                           381,251        23,020
  Friedman Billings Ramsey Group,
     Cl A+ (B)                           18,200           213
  General Growth Properties+             10,838           489
  Golden West Financial (B)              28,042         1,710
  Goldman Sachs Group                   184,232        20,483
  Hartford Financial Services Group      66,664         4,870
  Health Care Property Investors+        21,324           579
  Health Care + (B)                       7,889           293
  Hospitality Properties Trust+ (B)       7,322           317
  Host Marriott+ (B)                    361,204         6,317
  HRPT Properties Trust+                 10,745           137
  Independence Community Bank            12,718           435
  IndyMac Bancorp                         5,401           215
  JPMorgan Chase                      1,342,773        45,507
  Keycorp                               137,800         4,564
  Lehman Brothers Holdings (B)          247,729        26,175
  Lincoln National (B)                   51,751         2,566
  Loews                                 162,640        14,262
  M&T Bank                                7,500           800
  Mack-Cali Realty+                       6,454           284
  Marshall & Ilsley                       4,700           206
  MBIA (B)                               14,100           817
  MBNA                                  285,741         7,201
  Merrill Lynch                         311,578        17,810
  Metlife (B)                           454,595        22,266
  MGIC Investment                        58,900         3,677
  Moody's (B)                            42,570         2,091
  Morgan Stanley                        319,126        16,234
  National City                         242,007         8,865
  Nationwide Financial Services, Cl A    15,794           609
  North Fork Bancorporation              47,000         1,292
  Northern Trust                          7,600           379
  PartnerRe                              27,640         1,678
  PNC Financial Services Group           25,128         1,413
  Principal Financial Group              47,300         2,166
  Progressive                            12,724         1,227
  Prologis+ (B)                          15,400           670
  Providian Financial (B)*               72,100         1,341
  Public Storage+                         8,600           581

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Radian Group                            6,367    $      326
  Regions Financial                      56,700         1,855
  Reinsurance Group of America           19,153           822
  RenaissanceRe Holdings                 33,718         1,528
  Safeco (B)                             42,861         2,235
  Simon Property Group+ (B)              61,733         4,696
  SLM                                    38,500         1,915
  St. Paul Travelers (B)                162,812         7,002
  Stancorp Financial Group               13,398         1,083
  State Street                            3,000           145
  Student Loan                              610           138
  SunTrust Banks                         36,000         2,530
  SVB Financial Group*                    3,300           155
  Synovus Financial (B)                  40,300         1,159
  T Rowe Price Group                     41,564         2,618
  Thornburg Mortgage+ (B)                 4,900           132
  Trizec Properties+ (B)                 18,322           410
  UnionBanCal                             4,064           275
  US Bancorp                            692,871        20,246
  Vornado Realty Trust+                  10,400           895
  Wachovia                              998,903        49,566
  Washington Mutual (B)                 495,392        20,598
  Wells Fargo                           877,081        52,292
  Wilmington Trust                       12,971           473
  WR Berkley                            253,612         9,001
  XL Capital, Cl A (B)                   94,052         6,537
  Zions Bancorporation                   18,200         1,271
                                                   -----------
                                                      765,573
                                                   -----------
HEALTH CARE -- 13.3%
  Abbott Laboratories                   413,044        18,641
  Advanced Neuromodulation Systems*       2,300           118
  Aetna                                 142,456        11,349
  Alcon                                  12,518         1,478
  Allergan (B)                          161,050        14,825
  American Pharmaceutical Partners*           1            --
  AmerisourceBergen (B)                  95,913         7,162
  Amgen*                                594,584        47,507
  Applera--Applied Biosystems Group       1,400            30
  Barr Pharmaceuticals*                 103,798         4,734
  Bausch & Lomb                          47,810         3,624
  Baxter International                  203,800         8,219
  Becton Dickinson                      282,826        14,885
  Boston Scientific*                    465,680        12,517
  Bristol-Myers Squibb (B)              120,947         2,960
  C.R. Bard                              99,711         6,414
  Cardinal Health (B)                   358,602        21,376
  Caremark Rx*                          193,300         9,033
  Celgene (B)*                           29,722         1,492
  Cigna (B)                              97,399        11,232
  Cooper                                  7,152           490
  Eli Lilly                              31,819         1,751
  Express Scripts*                       15,980           925
  Fisher Scientific International (B)*    2,800           181
  Forest Laboratories*                   23,187         1,030
  Genentech*                              5,485           515
  Genzyme*                               11,300           804
  Gilead Sciences*                      242,279        10,418
  Guidant                                74,331         5,251
  HCA (B)                               254,431        12,543
  Health Management Associates, Cl A      8,400           204
  Hillenbrand Industries                  4,573           228
  Hospira*                               34,300         1,367
  Humana*                               180,678         8,701
  Johnson & Johnson                   1,459,781        92,536
  King Pharmaceuticals*                  16,451           242
  Laboratory of America Holdings (B)*    63,200         3,117

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Lincare Holdings*                      25,000    $    1,059
  Manor Care                             10,400           410
  McKesson                              167,326         7,809
  Medco Health Solutions*                87,324         4,302
  Medicis Pharmaceutical, Cl A (B)       39,400         1,340
  Medimmune*                              9,100           272
  Medtronic                              99,249         5,657
  Merck                                 849,099        23,970
  Nu Skin Enterprises, Cl A              25,200           538
  Pacificare Health Systems (B)*        153,479        11,569
  Pfizer (A)                          2,056,489        52,379
  Quest Diagnostics                      94,200         4,708
  Schering-Plough                       268,100         5,740
  Sierra Health Services*                 8,026           540
  St. Jude Medical*                       5,944           273
  Stryker                                 7,464           407
  Thermo Electron*                       88,000         2,455
  Thoratec*                              27,200           445
  UnitedHealth Group                    565,294        29,113
  Universal Health Services, Cl B         5,300           271
  USANA Health Sciences*                  1,900            99
  Waters*                                29,200         1,328
  WellPoint*                             57,896         4,299
  Wyeth                                 338,689        15,509
  Zimmer Holdings*                       24,095         1,980
                                                   -----------
                                                      514,371
                                                   -----------
INDUSTRIALS -- 11.4%
  3M                                    402,552        28,642
  Accenture, Cl A (B)*                  230,180         5,616
  AGCO*                                   7,671           158
  Alexander & Baldwin (B)                 8,041           421
  American Power Conversion              64,600         1,691
  American Standard                      37,300         1,701
  Apollo Group, Cl A (B)*                48,177         3,790
  Armor Holdings (B)*                    13,300           564
  Boeing (B)                            247,744        16,604
  Burlington Northern Santa Fe          203,938        10,813
  Career Education*                      12,427           487
  Caterpillar                           410,244        22,764
  Cendant                             1,248,842        25,401
  Convergys*                             85,208         1,212
  Cooper Industries, Cl A                57,043         3,790
  CSX                                    49,823         2,189
  Cummins (B)                            39,275         3,396
  Danaher (B)                            17,940           961
  Deere                                  58,000         3,792
  Deluxe                                173,613         6,899
  Eaton                                 240,042        15,344
  Emerson Electric                      106,515         7,166
  Equifax                                49,829         1,646
  Fastenal                                7,200           436
  FedEx (B)                              86,165         7,017
  Fluor                                  12,200           755
  General Dynamics (B)                   71,430         8,185
  General Electric                    2,665,388        89,584
  Goodrich                               39,665         1,817
  Graco                                  36,323         1,352
  H&R Block                               5,000           135
  Honeywell International               111,053         4,251
  Illinois Tool Works                    37,521         3,162
  Ingersoll-Rand, Cl A                   94,587         7,531
  iPayment*                              10,900           423
  JB Hunt Transport Services (B)         71,346         1,289
  L-3 Communications Holdings            16,840         1,379
  Laidlaw International*                 24,039           595
  Lockheed Martin                       594,390        36,995

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Market Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Manpower                               22,114    $      996
  Masco                                  83,966         2,576
  Navistar International*                51,600         1,649
  Norfolk Southern                      523,337        18,636
  Northrop Grumman                      123,676         6,937
  Paccar                                110,109         7,716
  Pall                                   13,600           389
  Parker Hannifin                        15,123           975
  PHH*                                    8,610           260
  Pitney Bowes                           24,300         1,051
  Raytheon                              115,556         4,532
  Republic Services                       5,566           202
  Rockwell Automation                   104,263         5,426
  Rockwell Collins                       99,494         4,789
  RR Donnelley & Sons                    52,600         1,965
  Ryder System                           63,429         2,226
  Southwest Airlines                     41,067           547
  Stericycle*                            19,900         1,157
  Strayer Education                       4,000           404
  Swift Transportation (B)*              52,500         1,047
  Teekay Shipping (B)                    15,556           718
  Textron                                59,100         4,214
  Thomas & Betts*                        19,200           682
  Tyco International                    321,226         8,940
  Union Pacific                           2,200           150
  United Parcel Service, Cl B           271,050        19,215
  United Technologies                   206,444        10,322
  Waste Connections*                      6,200           219
  WW Grainger (B)                        36,008         2,316
  Yellow Roadway (B)*                     3,100           145
                                                   -----------
                                                      440,354
                                                   -----------
INFORMATION TECHNOLOGY -- 15.3%
  ACCO Brands*                            6,520           170
  ADC Telecommunications (B)*            45,300           949
  Adobe Systems (B)                     272,696         7,374
  Advanced Micro Devices (B)*            74,862         1,555
  Agilent Technologies*                 143,957         4,630
  Altera (B)*                           169,800         3,713
  Apple Computer*                       461,727        21,669
  Autodesk (B)                          281,538        12,162
  Automatic Data Processing              58,853         2,516
  Black Box                               3,000           129
  Broadcom, Cl A (B)*                   111,974         4,871
  CDW                                    53,337         3,151
  Cisco Systems*                      2,085,101        36,739
  Citrix Systems*                        56,500         1,345
  Computer Associates
     International (B)                   11,857           320
  Computer Sciences (B)*                139,810         6,228
  Comverse Technology (B)*               58,200         1,500
  Corning*                               81,900         1,635
  Cymer*                                 10,900           365
  Dell*                                 953,082        33,930
  Digital Insight*                       20,000           541
  Dun & Bradstreet*                      13,566           864
  Electronic Arts*                        6,806           390
  Electronic Data Systems                12,300           275
  EMC*                                  594,625         7,647
  Emulex*                                13,600           293
  First Data                             19,003           790
  Fiserv*                               133,900         6,008
  Freescale Semiconductor, Cl B*         74,665         1,798
  Google, Cl A (B)*                      26,548         7,593
  Harris                                 58,151         2,245
  Hewlett-Packard                     1,053,771        29,253
  Ingram Micro, Cl A*                    61,507         1,077
  Intel                               2,525,477        64,955

----------------------------------------------------------------
                                                 Market Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  International Business Machines       682,374    $   55,013
  Intuit (B)*                            71,784         3,291
  Jabil Circuit*                         37,800         1,113
  Kla-Tencor                              4,000           203
  Lam Research (B)*                      55,639         1,764
  Lexmark International, Cl A*           24,200         1,524
  Lucent Technologies (B)*              380,709         1,173
  MEMC Electronic Materials*            318,242         5,365
  Micrel (B)*                            36,300           457
  Microsoft (B)                       3,621,474        99,228
  MicroStrategy, Cl A (B)*                4,300           331
  Motorola                            1,726,822        37,783
  National Semiconductor                 80,078         1,996
  NCR*                                  130,300         4,459
  Network Appliance (B)*                115,500         2,742
  Nvidia (B)*                            70,200         2,154
  Oracle*                             2,113,731        27,415
  QLogic (B)*                            56,945         1,968
  Qualcomm                              810,371        32,180
  Red Hat*                               37,400           531
  Sabre Holdings, Cl A                  207,544         3,981
  Scientific-Atlanta                    185,498         7,097
  Seagate Technology                     34,483           572
  Serena Software (B)*                   17,000           321
  Symantec*                              50,434         1,058
  Synopsys*                              45,200           859
  Texas Instruments (B)                 407,954        13,332
  Xerox (B)*                            287,200         3,851
  Yahoo!*                               236,710         7,892
                                                   -----------
                                                      588,333
                                                   -----------
MATERIALS -- 2.6%
  Allegheny Technologies (B)             82,700         2,284
  Ball                                   52,740         1,978
  Dow Chemical                          711,884        30,753
  E.I. Du Pont de Nemours               125,391         4,962
  Eastman Chemical                      126,400         6,063
  Ecolab (B)                              9,926           328
  Freeport-McMoRan Copper & Gold,
     Cl B                                56,600         2,387
  Georgia-Pacific                       240,226         7,709
  Hercules*                              30,200           385
  Huntsman (B)*                         191,688         3,611
  International Flavors &
  Fragrances (B)                         25,494           920
  Louisiana-Pacific                     171,430         4,336
  Lyondell Chemical                     127,250         3,283
  Martin Marietta Materials              31,200         2,256
  Monsanto                               99,747         6,368
  Nucor                                  63,605         3,592
  Pactiv*                                 5,249           102
  Phelps Dodge                          127,349        13,694
  Praxair                                 5,480           265
  Steel Dynamics (B)                     34,761         1,096
  Temple-Inland                           5,500           212
  United States Steel (B)                17,023           714
  Valspar                                   562            27
  Vulcan Materials                       16,100         1,157
                                                   -----------
                                                       98,482
                                                   -----------
TELECOMMUNICATION SERVICES -- 2.7%
  Adtran                                  4,500           116
  Alltel                                 10,900           676
  AT&T                                  443,183         8,722
  BellSouth                             209,280         5,502
  CenturyTel                            127,073         4,562
  Citizens Communications (B)            55,700           760

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund
August 31, 2005


----------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                  ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  SBC Communications (B)                412,007    $    9,921
  Sprint (B)                          1,396,718        36,217
  Valor Communications Group (B)*        15,600           217
  Verizon Communications (B)          1,135,743        37,150
                                                   -----------
                                                      103,843
                                                   -----------
UTILITIES -- 3.3%
  AES*                                  792,655        12,476
  Allegheny Energy (B)*                 101,300         3,055
  Alliant Energy                         36,760         1,105
  Ameren (B)                              5,300           291
  American Electric Power (B)           165,200         6,142
  Centerpoint Energy (B)                299,438         4,255
  CMS Energy (B)*                       109,700         1,766
  Constellation Energy Group             84,878         4,987
  Dominion Resources (B)                  5,400           413
  DTE Energy (B)                         54,300         2,485
  Duke Energy (B)                       254,700         7,384
  Edison International                  370,137        16,667
  Energy East                             5,242           137
  Entergy                                84,632         6,340
  Exelon (B)                             92,882         5,005
  FirstEnergy (B)                       126,681         6,465
  FPL Group                               9,000           388
  Hawaiian Electric Industries           18,405           488
  Nicor (B)                               4,800           199
  NiSource (B)                           63,489         1,533
  NSTAR (B)                              10,310           305
  Pepco Holdings                          4,202            96
  PG&E                                   95,104         3,568
  Pinnacle West Capital                  35,700         1,604
  PPL                                    13,600           435
  Progress Energy (B)                    20,249           883
  Public Service Enterprise Group (B)    36,979         2,387
  Puget Energy                           12,931           294
  Sempra Energy                         102,433         4,591
  Southern (B)                           32,800         1,128
  TECO Energy (B)                        90,300         1,572
  TXU                                   293,211        28,447
  UGI                                     6,069           168
  Westar Energy                           9,000           216
  Xcel Energy (B)                        22,500           433
                                                   -----------
                                                      127,708
                                                   -----------
Total Common Stock
  (Cost $3,487,133) ($ Thousands)                   3,797,641
                                                   -----------
CORPORATE OBLIGATIONS (C) (E) -- 5.6%

FINANCIALS -- 5.6%
  ASIF Global Financing XV (F)
    3.528%, 09/02/05                    $   624           624
  Allstate Life Global Funding II
    MTN (F)
    3.561%, 09/15/06                      3,092         3,092
  American General Finance (F)
    3.571%, 09/15/06                      9,747         9,746
  American General Finance MTN,
    Ser F
    3.903%, 07/14/06                        672           683
  Bear Stearns EXL
    3.581%, 09/15/06                     11,965        11,965
  CCN Bluegrass (F)
    3.658%, 08/18/06                      4,369         4,369

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  CIT Group MTN
    3.790%, 05/12/06                    $16,805       $16,805
    3.714%, 04/19/06                      1,680         1,681
  Caterpillar Financial Services
    MTN, Ser F
    3.670%, 07/10/06                      3,361         3,361
  Countrywide Home Loans MTN,
    Ser A
    3.760%, 07/31/06                      3,361         3,361
    3.509%, 03/21/06                      5,512         5,512
  Countrywide Home Loans MTN,
    Ser M
    3.760%, 01/31/06                      1,479         1,479
    3.440%, 11/30/05                      7,663         7,663
  Dekabank (F)
    3.614%, 08/19/06                     12,436        12,434
  Harrier Finance Funding LLC
    MTN (F)
    3.390%, 09/15/05                      1,949         1,949
  Irish Life & Permanent MTN,
    Ser X (F)
    3.609%, 09/21/06                      8,940         8,939
  Islandsbanki (F)
    3.659%, 09/22/06                      5,714         5,714
  Jackson National Life Funding (F)
    3.510%, 02/01/06                     14,788        14,788
  K2 LLC MTN (F)
    3.354%, 12/12/05                        403           403
  Liberty Lighthouse US Capital
    MTN (F)
    3.530%, 05/10/06                      6,722         6,719
  Morgan Stanley EXL
    3.570%, 10/04/06                      2,353         2,353
  Morgan Stanley EXL, Ser S
    3.524%, 10/03/06                      3,361         3,361
  Nationwide Building Society (F)
    3.559%, 10/06/06                      6,722         6,722
    3.478%, 07/28/06                      3,361         3,361
  Nordbank (F)
    3.620%, 09/22/06                     11,427        11,425
  Northern Rock (F)
    3.544%, 08/03/06                      6,924         6,924
  Pacific Life Global Funding (F)
    3.561%, 09/13/06                      5,041         5,041
  Premium Asset Trust,
    Ser 2004-01 (F)
    3.679%, 02/06/06                      6,991         6,994
  Premium Asset Trust,
    Ser 2004-06 (F)
    3.770%, 06/30/06                      6,386         6,389
  Premium Asset Trust,
    Ser 2004-10 (F)
    3.581%, 08/15/06                      9,411         9,411
  SLM EXL, Ser S (F)
    3.571%, 09/15/06                      7,394         7,394
  SLM MTN, Ser X (F)
    3.609%, 09/20/06                     13,444        13,444
  Skandinav Enskilda Bank
    3.578%, 07/18/06                      7,394         7,393
  White Pine Finance MTN,
    Ser 1 (F)
    3.480%, 11/01/05                      2,958         2,957
                                                   -----------
Total Corporate Obligations
  (Cost $214,456) ($ Thousands)                       214,456
                                                   -----------

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 2.3%

AUTOMOTIVE -- 0.3%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                    $ 9,208    $    9,208
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
    3.591%, 03/15/06                        227           227
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1
    3.591%, 01/15/06                      1,170         1,170
                                                   -----------
                                                       10,605
                                                   -----------
MORTGAGE RELATED SECURITIES -- 2.0%
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    3.609%, 09/20/05                      4,302         4,302
  Blue Heron Funding, Ser 9A, Cl A1
    3.671%, 02/22/06                      6,722         6,722
  CCN Independence IV
    3.643%, 10/17/05                      3,697         3,697
    3.641%, 07/17/06                      2,353         2,353
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.780%, 11/10/05                      3,865         3,865
  Commodore, Ser 2003-2A,
    Cl A1MM
    3.490%, 12/12/38                      3,092         3,092
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    3.630%, 04/10/06                      5,041         5,041
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.659%, 09/20/05                      9,545         9,545
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    3.691%, 05/25/06                      6,722         6,722
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    3.902%, 11/18/05                      5,915         5,915
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
    3.691%, 11/25/05                      8,742         8,742
  RMAC, Ser 2004-NS3A, Cl A1
    3.570%, 09/12/05                      2,607         2,607
  Saturn Ventures II
    3.619%, 02/07/06                      6,722         6,722
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    3.700%, 03/28/06                      4,340         4,340
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMC
    3.430%, 09/15/05                      1,210         1,210
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    3.430%, 06/15/06                      1,680         1,680
                                                   -----------
                                                       76,555
                                                   -----------
Total Asset-Backed Securities
  (Cost $87,160) ($ Thousands)                         87,160
                                                   -----------

----------------------------------------------------------------
                             Shares/Face Amount  Value
Description                  ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 1.4%

FINANCIALS -- 1.4%
  Brahms Funding
    3.658%, 09/22/05                    $ 3,132    $    3,125
  Broadhollow Funding
    3.637%, 09/21/05                      9,411         9,392
    3.597%, 09/20/05                      3,361         3,354
    3.597%, 09/19/05                      6,722         6,710
  Castle Rock Funding
    3.025%, 06/20/06                      6,269         6,258
  Cre-8 Funding
    3.637%, 09/20/05                      4,033         4,025
  Main Street Warehouse Funding
    3.617%, 09/19/05                        672           671
  Ocala Funding
    3.517%, 09/20/05                      1,724         1,721
  Rams Funding
    3.647%, 09/20/05                      6,350         6,338
    3.617%, 09/19/05                      6,722         6,710
    3.604%, 09/12/05                      6,152         6,145
                                                   -----------
Total Commercial Paper
  (Cost $54,449) ($ Thousands)                         54,449
                                                   -----------
CASH EQUIVALENTS  -- 0.8%
  First Union Cash Management
    Program                             889,548           890
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A ++         31,691,182        31,691
                                                   -----------
Total Cash Equivalents
  (Cost $32,581) ($ Thousands)                         32,581
                                                   -----------
MASTER NOTES (C) -- 0.6%
  Bank of America
    3.643%, 09/01/05                     16,805        16,805
  Bear Stearns
    3.738%, 09/01/05                      8,066         8,066
                                                   -----------
Total Master Notes
  (Cost $24,871) ($ Thousands)                         24,871
                                                   -----------
TIME DEPOSIT (C)  -- 0.4%
  Citigroup
    3.563%, 09/01/05                     16,804        16,804
                                                   -----------
Total Time Deposit
  (Cost $16,804) ($ Thousands)                         16,804
                                                   -----------
U.S. TREASURY OBLIGATIONS -- 0.3%
  U.S. Treasury Bills (D)
    3.708%, 02/23/06                      2,100         2,064
    3.455%, 11/25/05                      7,970         7,906
    2.956%, 09/15/05                        200           200
  U.S. Treasury Bills (A)
    3.050%, 09/22/05                        550           549
                                                   -----------
Total U.S. Treasury Obligations
  (Cost $10,718) ($ Thousands)                         10,719
                                                   -----------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.4%
  U.S. Trust
    3.696%, 09/14/05                      6,722         6,722

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Wells Fargo
    4.010%, 07/24/06                    $ 6,722    $    6,722
                                                   -----------
Total Certificates of Deposit
  (Cost $13,444) ($ Thousands)                         13,444
                                                   -----------

REPURCHASE AGREEMENTS (C) -- 1.6%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $25,209,477 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $830,828-
  $13,443,825, 2.000%-3.875%,
  02/13/06-02/22/08, with a total
  market value of $25,711,210)           25,207        25,207
Deutsche Bank
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $672,258 (collateralized by
  Freddie Mac Discount Note, par value
  $687,181, 0.000%, 09/23/05; with a
  total market value of $685,669)           672           672
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $8,806,579 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $3,399,540-
  $7,367,888, 0.000%-8.125%,
  04/15/15-10/15/19; with a total
  market value of $8,981,902)             8,806         8,806
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $26,890,324 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $2,358,719-
  $24,575,984, 4.500%-5.000%,
  01/15/14-04/15/15; with a total
  market value of $27,425,688)           26,888        26,888
                                                   -----------
Total Repurchase Agreements
  (Cost $61,573) ($ Thousands)                         61,573
                                                   -----------

Total Investments -- 111.8%
  (Cost $4,003,189) ($ Thousands)                  $4,313,698
                                                   ===========

A summary of the open futures contracts held by the fund at August 31, 2005, is as follows:

-----------------------------------------------------------------

                  NUMBER      CONTRACT                UNREALIZED
    TYPE OF         OF         VALUE      EXPIRATION APPRECIATION
   CONTRACT      CONTRACTS  ($THOUSANDS)     DATE    ($THOUSANDS)
-----------------------------------------------------------------
S&P 500
Composite
Index               189       $57,711      09/17/05     $1,058
                                                        ======


Percentages are based on Net Assets of $3,859,038 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31, 2005 was $466,579 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $472,757 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero. At August 31, 2005, the tax basis cost of the Fund's investments was $4,003,189 ($ Thousands), and the unrealized appreciation and depreciation were $423,250 and $(112,741) ($Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 102.6%

CONSUMER DISCRETIONARY -- 12.4%
  7-Eleven*                                 609      $     17
  Abercrombie & Fitch, Cl A               2,102           117
  Adesa                                   2,372            54
  Advance Auto Parts*                     1,739           106
  Amazon.com (B)*                         7,583           324
  American Eagle Outfitters               3,213            92
  American Greetings, Cl A (B)            1,573            40
  AnnTaylor Stores*                       1,847            47
  Applebees International                 2,175            48
  Autoliv                                 2,218            99
  Autonation*                             4,538            94
  Autozone*                               1,459           138
  Barnes & Noble*                         1,422            54
  Beazer Homes USA                        1,037            65
  Bebe Stores                               379             9
  Bed Bath & Beyond*                      7,527           305
  Belo, Cl A                              2,619            64
  Best Buy (B)                           10,085           481
  BJ's Wholesale Club*                    1,872            53
  Black & Decker                          1,968           168
  Borders Group                           2,009            46
  BorgWarner                              1,441            84
  Boyd Gaming                             1,051            49
  Brinker International*                  2,310            86
  Brunswick                               2,484           109
  Cablevision Systems, Cl A*              5,161           161
  Carmax*                                 2,827            90
  CBRL Group                              1,174            42
  Centex (B)                              3,125           212
  Cheesecake Factory (B)*                 2,046            65
  Chico's FAS (B)*                        4,416           153
  Choice Hotels International               442            27
  Circuit City Stores                     5,115            86
  CKX*                                      937            13
  Claire's Stores                         2,327            55
  Clear Channel Communications           13,657           455
  Coach*                                  9,655           320
  Columbia Sportswear (B)*                  438            20
  Comcast, Cl A*                         50,924         1,566
  Dana                                    4,058            55
  Darden Restaurants                      3,822           120
  Delphi                                 12,843            71
  Dex Media                               3,821            97
  Dick's Sporting Goods*                    829            26
  Dillard's, Cl A                         1,675            38
  DIRECTV Group*                         17,411           277
  Discovery Holding*                      7,218           109
  Dollar General (B)                      8,488           162
  Dollar Tree Stores*                     2,982            68
  Dow Jones                               1,465            60
  DR Horton                               6,943           256
  DreamWorks Animation SKG, Cl A*           934            24
  E.W. Scripps, Cl A                      2,081           104
  Eastman Kodak (B)                       7,067           172
  eBay*                                  27,253         1,104
  EchoStar Communications, Cl A (B)*      5,662           169
  Education Management*                   1,887            64
  Expedia*                                4,678           104
  Family Dollar Stores                    4,262            85
  Federated Department Stores (B)         6,458           445
  Foot Locker                             4,163            91
  Ford Motor                             44,041           439
  Fortune Brands                          3,724           324
  Gannett                                 6,187           450

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Gap                                    15,228      $    290
  General Motors (B)                     11,497           393
  Gentex                                  3,932            67
  Genuine Parts                           4,303           197
  Getty Images (B)*                       1,239           106
  Goodyear Tire & Rubber (B)*             3,852            65
  GTECH Holdings                          3,078            88
  Harley-Davidson (B)                     7,075           349
  Harman International Industries         1,734           179
  Harrah's Entertainment                  4,516           314
  Harte-Hanks                             1,489            38
  Hasbro                                  3,967            82
  Hearst-Argyle Television                  863            22
  Hilton Hotels                           9,730           225
  Home Depot                             54,092         2,181
  Hovnanian Enterprises, Cl A*              932            56
  IAC/InterActive (B)*                    4,684           115
  International Game Technology           8,768           243
  International Speedway, Cl A              912            51
  Interpublic Group (B)*                 10,337           125
  ITT Educational Services*               1,221            62
  JC Penney                               5,646           275
  John Wiley & Sons, Cl A                 1,242            54
  Johnson Controls                        4,764           286
  Jones Apparel Group                     3,260            92
  KB Home                                 2,089           155
  Knight-Ridder (B)                       1,815           116
  Kohl's*                                 7,624           400
  Lamar Advertising, Cl A (B)*            2,140            86
  Las Vegas Sands (B)*                      693            24
  Laureate Education*                     1,231            52
  Lear                                    1,825            69
  Lee Enterprises                         1,187            52
  Leggett & Platt                         4,619           112
  Lennar, Cl A (B)                        3,308           205
  Liberty Media, Cl A*                   69,890           581
  Limited Brands                          8,517           187
  Liz Claiborne                           2,661           109
  Lowe's (B)                             19,382         1,246
  Marriott International, Cl A            4,819           305
  Marvel Enterprises (B)*                 1,806            35
  Mattel                                 10,142           183
  McClatchy, Cl A                           489            32
  McDonald's                             31,706         1,029
  McGraw-Hill                             9,331           450
  MDC Holdings                              816            62
  Men's Wearhouse*                        1,178            36
  Meredith                                1,058            52
  Meritage Homes*                           554            43
  MGM Mirage (B)*                         3,154           133
  Michaels Stores                         3,332           121
  Mohawk Industries (B)*                  1,266           108
  MSC Industrial Direct, Cl A             1,120            39
  Neiman-Marcus Group, Cl A (B)           1,007           100
  New York Times, Cl A                    3,524           113
  Newell Rubbermaid                       6,765           159
  News, Cl A                             58,279           945
  Nike, Cl B                              4,668           368
  Nordstrom                               5,412           182
  NTL*                                    1,913           122
  NVR*                                      140           124
  O'Reilly Automotive*                    2,540            70
  Office Depot*                           7,815           234
  OfficeMax                               1,950            58
  Omnicom Group                           4,561           367
  Outback Steakhouse                      1,602            67
  Panera Bread, Cl A (B)*                   662            37

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Penn National Gaming*                   1,689      $     58
  Petsmart                                3,473            90
  Polaris Industries                      1,172            62
  Polo Ralph Lauren                       1,380            68
  Pulte Homes                             2,652           229
  Quiksilver*                             2,902            44
  RadioShack                              3,771            95
  Reebok International                    1,155            65
  Regal Entertainment Group, Cl A (B)     1,188            23
  Rent-A-Center*                          1,829            37
  Robert Half International               4,383           148
  Ross Stores                             3,571            89
  Ryland Group                            1,276            92
  Saks (B)                                3,420            74
  SCP Pool                                1,292            47
  Sears Holdings*                         2,459           334
  Sherwin-Williams                        2,837           132
  Sirius Satellite Radio (B)*            33,698           232
  Snap-On                                 1,491            53
  Sonic (B)*                              1,486            45
  Standard-Pacific                        1,834            81
  Stanley Works                           2,109            97
  Staples                                18,333           403
  Starbucks*                              9,713           476
  Starwood Hotels & Resorts
     Worldwide                            5,366           313
  Station Casinos (B)                     1,419            95
  Target                                 22,163         1,191
  Tempur-Pedic International (B)*           998            16
  Tiffany                                 3,525           132
  Timberland, Cl A*                       1,300            43
  Time Warner*                          114,940         2,060
  TJX                                    12,294           257
  Toll Brothers (B)*                      2,728           131
  Tribune                                 5,886           221
  TRW Automotive Holdings*                  993            29
  Univision Communications, Cl A (B)*     5,411           146
  Urban Outfitters*                       1,360            76
  VF                                      2,274           135
  Viacom, Cl B                           35,631         1,211
  Walt Disney                            51,098         1,287
  Warner Music Group*                       662            12
  Washington Post, Cl B                     147           122
  Wendy's International                   2,813           133
  Westwood One                            1,983            40
  Whirlpool                               1,487           113
  Williams-Sonoma (B)*                    2,959           119
  Wynn Resorts (B)*                       1,196            57
  XM Satellite Radio Holdings,
     Cl A (B)*                            5,479           193
  Yum! Brands                             7,201           341
                                                     ---------
                                                       37,398
                                                     ---------
CONSUMER STAPLES -- 9.2%
  Alberto-Culver                          1,887            81
  Albertson's (B)                         9,078           183
  Altria Group (B)                       51,927         3,671
  Anheuser-Busch                         19,409           860
  Aramark, Cl B (B)                       1,987            54
  Archer-Daniels-Midland                 16,325           367
  Avon Products                          11,743           385
  Brown-Forman, Cl B                      1,464            83
  Campbell Soup                           5,678           167
  Church & Dwight                         1,632            62
  Clorox                                  3,810           219
  Coca-Cola                              52,193         2,297
  Coca-Cola Enterprises                   7,792           174
  Colgate-Palmolive                      13,066           686
  ConAgra Foods                          13,250           303

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Constellation Brands, Cl A*             4,953      $    136
  Costco Wholesale                       11,910           517
  CVS                                    20,214           594
  Dean Foods*                             3,903           144
  Del Monte Foods*                        5,258            57
  Energizer Holdings (B)*                 1,741           113
  Estee Lauder, Cl A (B)                  3,501           141
  General Mills                           7,276           336
  Gillette                               22,421         1,208
  Hershey                                 4,362           258
  HJ Heinz                                8,959           322
  Hormel Foods                            1,939            62
  JM Smucker                              1,408            67
  Kellogg                                 6,212           282
  Kimberly-Clark                         11,953           745
  Kraft Foods, Cl A                       6,176           191
  Kroger (B)*                            18,118           358
  Loews--Carolina Group                   1,693            65
  McCormick                               3,293           112
  Molson Coors Brewing, Cl B              1,131            73
  Pepsi Bottling Group                    3,382           100
  PepsiAmericas                           1,912            48
  PepsiCo                                41,965         2,302
  Pilgrim's Pride                           351            12
  Procter & Gamble (B)                   62,544         3,470
  Reynolds American (B)                   2,105           177
  Rite Aid*                              13,001            53
  Safeway                                11,440           271
  Sara Lee                               19,582           372
  Smithfield Foods*                       2,275            63
  Spectrum Brands*                          879            25
  Supervalu                               3,317           115
  Sysco                                  15,786           527
  TreeHouse Foods*                          780            23
  Tyson Foods, Cl A                       6,188           110
  UST (B)                                 4,069           173
  Wal-Mart Stores (B)                    63,136         2,839
  Walgreen (B)                           25,585         1,185
  Whole Foods Market (B)                  1,660           215
  WM Wrigley Jr                           4,347           309
                                                     ---------
                                                       27,762
                                                     ---------
ENERGY -- 9.0%
  Amerada Hess (B)                        1,933           246
  Anadarko Petroleum                      5,878           534
  Apache                                  8,189           586
  Ashland                                 1,576            96
  Atmos Energy                            1,991            59
  Baker Hughes                            8,444           496
  BJ Services (B)                         4,009           253
  Burlington Resources                    9,627           710
  Chesapeake Energy (B)                   7,800           246
  Chevron                                56,820         3,489
  ConocoPhillips                         34,891         2,301
  Cooper Cameron*                         1,400           101
  Denbury Resources*                      1,412            64
  Devon Energy                           11,833           719
  Diamond Offshore Drilling               1,409            83
  El Paso                                15,881           184
  ENSCO International                     3,723           152
  EOG Resources                           5,951           380
  Exxon Mobil                           159,704         9,566
  FMC Technologies*                       1,780            72
  Forest Oil*                             1,314            59
  Grant Prideco*                          3,027           112
  Halliburton                            11,139           690
  Helmerich & Payne                       1,275            76

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Kerr-McGee                              2,931      $    258
  Kinder Morgan                           2,324           222
  Marathon Oil                            9,062           583
  Murphy Oil                              4,074           223
  National Oilwell Varco*                 4,262           274
  Newfield Exploration*                   3,099           146
  Noble Energy (B)                        2,146           189
  NRG Energy (B)*                         2,100            84
  Occidental Petroleum                    9,953           826
  Overseas Shipholding Group                727            44
  Patterson-UTI Energy                    4,357           148
  Pioneer Natural Resources               3,544           175
  Plains Exploration & Production*        1,947            72
  Pogo Producing                          1,470            82
  Premcor                                 2,068           193
  Pride International*                    4,032           102
  Quicksilver Resources (B)*              1,401            61
  Range Resources                         2,026            71
  Rowan*                                  2,759           103
  Smith International                     5,231           182
  Southwestern Energy*                    1,847           107
  Sunoco                                  3,406           248
  Tesoro                                  1,725           100
  Tidewater                               1,642            73
  Unit*                                   1,127            59
  Valero Energy (B)                       6,119           652
  Vintage Petroleum                       1,309            50
  Western Gas Resources (B)               1,449            69
  Williams                               14,171           318
  XTO Energy                              8,971           357
                                                     ---------
                                                       27,345
                                                     ---------
FINANCIALS -- 21.1%
  A.G. Edwards                            1,857            84
  Affiliated Managers Group (B)*            833            61
  Aflac                                  12,514           541
  Alleghany*                                128            38
  Allied Capital (B)                      3,486           101
  Allmerica Financial*                    1,453            59
  Allstate                               16,712           939
  AMB Property+                           2,144            95
  AMBAC Financial Group                   2,668           183
  American Capital Strategies             2,633            99
  American Express                       27,393         1,513
  American Financial Group                1,143            38
  American Financial Realty Trust+        3,131            44
  American International Group           57,532         3,406
  American National Insurance               222            25
  AmeriCredit (B)*                        3,572            89
  Ameritrade Holding*                     6,243           124
  AmerUs Group                              965            53
  AmSouth Bancorp (B)                     8,730           230
  Annaly Mortgage Management+ (B)         3,111            47
  AON                                     7,863           235
  Apartment Investment &
     Management, Cl A+                    2,441            97
  Archstone-Smith Trust+                  4,905           198
  Arden Realty+ (B)                       1,731            66
  Arthur J Gallagher                      2,468            71
  Associated Bancorp                      3,432           112
  Assurant (B)                            2,990           112
  Astoria Financial                       2,672            75
  AvalonBay Communities+                  1,789           150
  Bank of America                       100,852         4,340
  Bank of Hawaii                          1,431            73
  Bank of New York                       19,379           592
  BB&T (B)                               13,628           553

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Bear Stearns                            2,908      $    292
  BlackRock, Cl A                           485            40
  BOK Financial                             475            22
  Boston Properties+                      2,869           204
  BRE Properties, Cl A+                   1,320            55
  Brown & Brown                           1,412            67
  Camden Property Trust+                  1,275            67
  Capital One Financial (B)               6,238           513
  CapitalSource (B)*                      1,787            35
  Capitol Federal Financial (B)             527            18
  CarrAmerica Realty+                     1,365            49
  Catellus Development+                   2,709            95
  CB Richard Ellis Group, Cl A*           1,239            60
  CBL & Associates Properties+            1,206            51
  Centerpoint Properties Trust+           1,357            57
  Charles Schwab                         26,142           354
  Chicago Mercantile
     Exchange Holdings (B)                  847           235
  Chubb                                   4,864           423
  Cincinnati Financial                    4,536           186
  CIT Group                               5,363           243
  Citigroup                             130,482         5,711
  City National                           1,098            79
  CNA Financial*                            700            20
  Colonial BancGroup                      3,954            92
  Comerica                                4,306           261
  Commerce Bancorp (B)                    4,160           140
  Commerce Bancshares                     1,442            77
  Commerce Group                            641            37
  Compass Bancshares                      3,037           142
  Conseco (B)*                            3,877            81
  Countrywide Financial                  14,648           495
  Crescent Real Estate+                   2,004            39
  Cullen/Frost Bankers                    1,409            69
  Developers Diversified Realty+          2,653           127
  Downey Financial                          502            32
  Duke Realty+                            3,690           121
  E*Trade Financial*                      9,038           145
  East West Bancorp                       1,288            44
  Eaton Vance                             3,210            82
  Equity Office Properties Trust+        10,125           337
  Equity Residential+                     7,102           268
  Erie Indemnity, Cl A                    1,119            58
  Essex Property Trust+                     569            50
  Fannie Mae                             24,225         1,236
  Federal Realty Investment Trust+        1,375            85
  Federated Investors, Cl B               2,158            67
  Fidelity National Financial             3,972           155
  Fifth Third Bancorp (B)                11,814           489
  First American                          1,984            83
  First Horizon National (B)              3,029           118
  First Marblehead (B)*                     599            17
  FirstMerit                              2,232            62
  Forest City Enterprises, Cl A           1,642            58
  Franklin Resources                      4,135           333
  Freddie Mac                            17,223         1,040
  Friedman Billings Ramsey Group,
     Cl A+ (B)                            3,635            43
  Fulton Financial (B)                    3,996            70
  General Growth Properties+              4,377           197
  Genworth Financial, Cl A                5,873           189
  Global Signal+                            308            13
  Golden West Financial (B)               6,314           385
  Goldman Sachs Group                    10,320         1,147
  Hartford Financial Services Group       7,398           540
  HCC Insurance Holdings                  2,641            70
  Health Care Property Investors+         3,489            95

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Health Care +                           1,383      $     51
  Healthcare Realty Trust+                1,173            45
  Hibernia, Cl A                          4,149           132
  Hospitality Properties Trust+           1,766            77
  Host Marriott+ (B)                      8,653           151
  HRPT Properties Trust+                  5,285            68
  Hudson City Bancorp                    14,728           184
  Huntington Bancshares                   5,689           137
  Independence Community Bank             2,152            74
  IndyMac Bancorp                         1,599            64
  Instinet Group*                         3,479            17
  International Bancshares                1,186            36
  Investors Financial Services (B)        1,755            62
  iStar Financial+                        2,954           123
  Janus Capital Group                     6,120            87
  Jefferies Group                         1,357            54
  Jefferson-Pilot                         3,344           166
  JPMorgan Chase                         88,209         2,989
  Keycorp                                10,128           335
  Kimco Realty+                           5,196           164
  Legg Mason                              2,627           275
  Lehman Brothers Holdings                6,910           730
  Leucadia National                       2,095            85
  Liberty Property Trust+                 2,106            91
  Lincoln National                        4,291           213
  Loews                                   3,807           334
  M&T Bank                                1,885           201
  Macerich+                               1,544           101
  Mack-Cali Realty+                       1,598            70
  Markel*                                   250            81
  Marsh & McLennan                       13,251           372
  Marshall & Ilsley                       5,668           248
  MBIA (B)                                3,341           194
  MBNA                                   31,680           798
  Mellon Financial                       10,516           341
  Mercantile Bankshares                   1,932           104
  Mercury General                           696            41
  Merrill Lynch                          23,597         1,349
  Metlife                                10,385           509
  MGIC Investment                         2,315           145
  Mills+                                  1,429            84
  Moody's (B)                             6,439           316
  Morgan Stanley                         27,430         1,395
  National City                          14,128           518
  Nationwide Financial Services, Cl A     1,461            56
  Nelnet, Cl A*                             363            13
  New Century Financial+                  1,221            53
  New Plan Excel Realty Trust+            2,695            65
  New York Community Bancorp              6,472           114
  North Fork Bancorporation              11,861           326
  Northern Trust                          4,870           243
  Nuveen Investments, Cl A                1,434            54
  Old Republic International              4,791           121
  Pan Pacific Retail Properties+          1,026            68
  Peoples Bank                            1,589            47
  Philadelphia Consolidated Holding*        416            32
  Plum Creek Timber+                      4,521           166
  PMI Group (B)                           2,456            99
  PNC Financial Services Group            7,055           397
  Popular                                 6,577           180
  Principal Financial Group               7,299           334
  Progressive                             4,954           478
  Prologis+ (B)                           4,605           200
  Protective Life                         1,809            74
  Providian Financial*                    7,745           144
  Prudential Financial                   12,945           833
  Public Storage+ (B)                     2,024           137

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Radian Group                            2,098      $    107
  Raymond James Financial                 1,714            52
  Rayonier+ (B)                           1,342            73
  Realty Income+                          1,968            47
  Reckson Associates Realty+              2,092            69
  Regency Centers+                        1,608            94
  Regions Financial (B)                  11,540           378
  Reinsurance Group of America              799            34
  Safeco (B)                              3,135           164
  SEI Investments (F)                     1,723            62
  Shurgard Storage Centers, Cl A+         1,246            69
  Simon Property Group+                   4,277           325
  Sky Financial Group                     2,618            73
  SL Green Realty+                        1,051            70
  SLM                                    10,461           520
  South Financial Group                   1,800            52
  Sovereign Bancorp                       9,008           210
  St. Joe                                 1,960           147
  St. Paul Travelers                     16,833           724
  Stancorp Financial Group                  721            58
  State Street                            8,236           398
  Student Loan                              102            23
  SunTrust Banks                          9,024           634
  Synovus Financial                       7,689           221
  T Rowe Price Group                      3,214           203
  TCF Financial                           3,626           103
  TD Banknorth                            2,117            64
  Thornburg Mortgage+ (B)                 2,541            69
  Torchmark (B)                           2,550           135
  Transatlantic Holdings                    655            38
  Trizec Properties+ (B)                  2,349            53
  UnionBanCal                             1,447            98
  United Dominion Realty Trust+           3,582            85
  Unitrin                                 1,260            58
  UnumProvident                           7,743           150
  US Bancorp (B)                         45,881         1,341
  Valley National Bancorp (B)             2,729            64
  Ventas+                                 2,763            86
  Vornado Realty Trust+ (B)               3,015           259
  Wachovia                               39,495         1,960
  Washington Federal                      2,263            53
  Washington Mutual                      21,784           906
  Webster Financial                       1,346            62
  Weingarten Realty Investors+            2,067            80
  Wells Fargo                            42,290         2,521
  Wesco Financial                            41            15
  Westcorp                                  571            35
  WFS Financial*                            207            14
  Whitney Holding                         1,557            48
  Wilmington Trust                        1,692            62
  WR Berkley                              2,770            98
  Zions Bancorporation                    2,202           154
                                                     ---------
                                                       63,771
                                                     ---------
HEALTH CARE -- 13.9%
  Abbott Laboratories                    38,842         1,753
  Advanced Medical Optics*                1,627            64
  Aetna                                   7,247           577
  Affymetrix*                             1,515            75
  Allergan                                3,334           307
  American Pharmaceutical
     Partners (B)*                          564            26
  AMERIGROUP*                             1,267            43
  AmerisourceBergen                       2,570           192
  Amgen*                                 31,015         2,478
  Applera--Applied Biosystems Group       4,794           103
  Barr Pharmaceuticals*                   2,653           121

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Bausch & Lomb                           1,368      $    104
  Baxter International                   15,494           625
  Beckman Coulter                         1,626            91
  Becton Dickinson                        6,273           330
  Biogen Idec*                            8,567           361
  Biomet                                  6,413           237
  Boston Scientific*                     16,434           442
  Bristol-Myers Squibb (B)               48,906         1,197
  C.R. Bard                               2,585           166
  Cardinal Health                        10,690           637
  Caremark Rx*                           11,313           529
  Celgene (B)*                            4,118           207
  Cephalon (B)*                           1,448            59
  Cerner (B)*                               737            58
  Charles River Laboratories
     International*                       1,883            96
  Chiron*                                 2,617            95
  Cigna (B)                               3,256           375
  Community Health Systems*               2,262            83
  Cooper (B)                              1,104            76
  Covance*                                1,658            87
  Coventry Health Care (B)*               2,652           212
  Cytyc*                                  2,903            72
  Dade Behring Holdings                   2,242            82
  DaVita (B)*                             2,577           118
  Dentsply International                  2,108           112
  Edwards Lifesciences*                   1,507            66
  Eli Lilly                              24,565         1,352
  Endo Pharmaceuticals Holdings*          1,297            39
  Express Scripts*                        3,061           177
  Fisher Scientific
     International (B)*                   2,962           191
  Forest Laboratories*                    8,743           388
  Gen-Probe*                              1,327            60
  Genentech*                             11,603         1,090
  Genzyme*                                6,283           447
  Gilead Sciences*                       11,258           484
  Guidant                                 8,109           573
  HCA (B)                                11,005           543
  Health Management Associates, Cl A      6,414           156
  Health Net (B)*                         2,930           135
  Henry Schein*                           2,292            96
  Hillenbrand Industries                  1,424            71
  Hospira*                                3,881           155
  Humana*                                 3,991           192
  Idexx Laboratories (B)*                   904            58
  ImClone Systems*                        1,728            57
  IMS Health                              5,561           151
  Inamed*                                   954            69
  Invitrogen (B)*                         1,190           101
  IVAX*                                   5,293           137
  Johnson & Johnson                      74,574         4,727
  Kinetic Concepts*                       1,213            66
  King Pharmaceuticals*                   6,419            94
  Kos Pharmaceuticals*                      304            21
  Laboratory of America Holdings (B)*     3,311           163
  LifePoint Hospitals*                    1,376            63
  Lincare Holdings*                       2,227            94
  Manor Care                              2,083            82
  McKesson                                7,455           348
  Medco Health Solutions*                 7,497           369
  Medimmune*                              6,094           182
  Medtronic                              30,295         1,727
  Merck                                  55,173         1,558
  Mettler Toledo International*           1,136            57
  Millennium Pharmaceuticals*             7,816            78
  Millipore*                              1,286            82
  Mylan Laboratories                      5,574           103

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Omnicare                                2,725      $    143
  OSI Pharmaceuticals*                    1,283            42
  Pacificare Health Systems*              2,142           161
  Patterson (B)*                          3,546           142
  PerkinElmer                             3,334            69
  Pfizer                                186,472         4,749
  Pharmaceutical
     Product Development*                 1,323            74
  Protein Design Labs (B)*                2,531            68
  Quest Diagnostics                       4,084           204
  Renal Care Group*                       1,831            86
  Resmed*                                   900            65
  Respironics*                            1,840            72
  Schering-Plough                        36,860           789
  Sepracor (B)*                           2,561           129
  Sierra Health Services*                   567            38
  St. Jude Medical*                       9,018           414
  Stryker                                 7,292           398
  Techne*                                   941            54
  Tenet Healthcare*                      11,494           140
  Thermo Electron*                        3,923           109
  Triad Hospitals*                        2,175           105
  UnitedHealth Group                     31,710         1,633
  Universal Health Services, Cl B         1,316            67
  Valeant Pharmaceuticals
     International                        2,268            45
  Varian Medical Systems*                 3,230           129
  VCA Antech*                             2,039            49
  Waters*                                 2,871           131
  Watson Pharmaceuticals*                 2,518            87
  WellChoice*                               796            57
  WellPoint*                             15,329         1,138
  Wyeth                                  33,518         1,535
  Zimmer Holdings*                        6,156           506
                                                     ---------
                                                       42,220
                                                     ---------
INDUSTRIALS -- 10.6%
  3M                                     19,267         1,371
  Alexander & Baldwin                     1,082            57
  Alliant Techsystems (B)*                  971            75
  Allied Waste Industries (B)*            5,894            47
  American Power Conversion               4,051           106
  American Standard                       4,622           211
  Ametek                                  1,765            71
  AMR (B)*                                4,400            55
  Apollo Group, Cl A (B)*                 3,668           288
  Avery Dennison                          2,710           145
  Boeing                                 20,688         1,386
  Brink's                                 1,538            62
  Burlington Northern Santa Fe            9,386           498
  C.H. Robinson Worldwide (B)             2,093           129
  Career Education*                       2,622           103
  Carlisle                                  833            51
  Caterpillar                            17,089           948
  Cendant                                26,223           533
  ChoicePoint*                            2,297            99
  Cintas                                  3,613           149
  CNF                                     1,323            67
  Convergys*                              3,669            52
  Copart*                                 1,813            45
  Corporate Executive Board                 996            80
  CSX                                     5,360           235
  Cummins (B)                             1,178           102
  Danaher                                 6,038           323
  Deere                                   6,134           401
  Deluxe                                  1,372            54
  Donaldson                               1,972            60
  Dover                                   5,028           205

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Eaton                                   3,839      $    245
  Emerson Electric                       10,407           700
  Equifax                                 3,156           104
  Expeditors International
     Washington (B)                       2,792           155
  Fastenal                                1,599            97
  FedEx                                   7,540           614
  Fluor                                   2,225           138
  General Dynamics                        4,999           573
  General Electric                      266,077         8,943
  Goodrich                                3,145           144
  Graco                                   1,824            68
  H&R Block                               8,430           227
  Harsco                                  1,142            67
  Herman Miller                           1,893            57
  Hewitt Associates, Cl A*                1,063            31
  HNI                                     1,322            76
  Honeywell International                21,320           816
  Hubbell, Cl B                           1,592            72
  IDEX                                    1,262            55
  Illinois Tool Works                     6,271           528
  Interactive Data                          813            19
  Iron Mountain (B)*                      2,868            99
  ITT Industries                          2,351           257
  Jacobs Engineering Group*               1,451            91
  JB Hunt Transport Services              2,972            54
  JetBlue Airways (B)*                    2,396            46
  Joy Global                              2,022            97
  L-3 Communications Holdings             2,936           240
  Lafarge North America                     856            59
  Laidlaw International*                  2,505            62
  Landstar System*                        1,465            53
  Lockheed Martin                         9,217           574
  Manpower                                2,184            98
  Masco                                  10,772           330
  Monster Worldwide (B)*                  2,618            82
  Navistar International*                 1,607            51
  Norfolk Southern                       10,052           358
  Northrop Grumman                        8,952           502
  Oshkosh Truck                           1,898            76
  Paccar                                  4,447           312
  Pall                                    3,258            93
  Parker Hannifin                         2,963           191
  Pentair                                 2,461            97
  Pitney Bowes                            5,870           254
  Precision Castparts                     1,623           157
  R.H. Donnelley*                           645            41
  Raytheon                               11,265           442
  Republic Services                       3,349           121
  Rockwell Automation                     4,686           244
  Rockwell Collins                        4,401           212
  Roper Industries                        2,200            85
  RR Donnelley & Sons                     5,262           197
  Ryder System                            1,706            60
  Service International                   8,503            72
  ServiceMaster                           7,440           102
  Southwest Airlines                     20,052           267
  SPX (B)                                 1,811            82
  Steelcase, Cl A                         1,475            22
  Stericycle*                             1,113            65
  Swift Transportation*                     996            20
  Teleflex                                  940            65
  Terex*                                  1,224            60
  Textron                                 3,012           215
  Thomas & Betts*                         1,467            52
  Timken                                  1,960            58
  Toro                                    1,060            41

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Union Pacific                           6,551      $    447
  United Parcel Service, Cl B            15,356         1,089
  United Technologies                    25,623         1,281
  Waste Management                       14,132           388
  Weight Watchers International*          1,046            59
  WW Grainger                             1,881           121
  Yellow Roadway (B)*                     1,577            74
                                                     ---------
                                                       31,952
                                                     ---------
INFORMATION TECHNOLOGY -- 15.9%
  ACCO Brands*                              875            23
  Activision*                             4,334            97
  ADC Telecommunications*                 2,967            62
  Adobe Systems (B)                      12,148           328
  Advanced Micro Devices (B)*             9,747           202
  Affiliated Computer Services, Cl A*     2,947           153
  Agere Systems*                          4,614            52
  Agilent Technologies*                  12,222           393
  Akamai Technologies*                    2,918            40
  Alliance Data Systems*                  2,112            89
  Altera*                                 9,171           201
  Amphenol, Cl A                          2,246            95
  Analog Devices                          9,192           335
  Andrew (B)*                             4,379            51
  Apple Computer*                        20,606           967
  Applied Materials                      41,672           763
  Arrow Electronics*                      2,989            89
  Autodesk                                5,642           244
  Automatic Data Processing              14,562           623
  Avaya (B)*                             12,209           125
  Avid Technology*                          872            33
  Avnet*                                  3,863            97
  AVX                                     1,424            19
  BEA Systems*                            9,519            84
  BISYS Group*                            2,967            44
  BMC Software*                           5,389           108
  Broadcom, Cl A (B)*                     6,866           299
  CACI International, Cl A*                 738            46
  Cadence Design Systems (B)*             7,207           115
  CDW                                     1,653            98
  Ceridian*                               3,775            77
  Certegy (B)                             1,562            54
  Checkfree (B)*                          2,154            79
  Cisco Systems*                        162,035         2,855
  Citrix Systems*                         4,450           106
  Cognizant Technology Solutions, Cl A*   3,496           159
  Computer Associates International (B)  11,901           321
  Computer Sciences*                      4,720           210
  Compuware*                             10,463            95
  Comverse Technology (B)*                5,129           132
  Corning*                               35,543           709
  Cree (B)*                               1,922            49
  Dell*                                  61,619         2,194
  Diebold                                 1,922            92
  Dolby Laboratories, Cl A*                 843            14
  DST Systems (B)*                        1,913           103
  Dun & Bradstreet*                       1,656           105
  Electronic Arts*                        7,669           439
  Electronic Data Systems                12,871           288
  EMC*                                   60,043           772
  F5 Networks (B)*                          919            38
  Fair Isaac                              1,847            75
  First Data                             19,460           809
  Fiserv*                                 4,724           212
  Flir Systems*                           1,696            55
  Freescale Semiconductor, Cl B*          9,938           239

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Global Payments                           817      $     54
  Google, Cl A (B)*                       3,913         1,119
  Harris                                  3,440           133
  Hewlett-Packard                        72,546         2,014
  Hyperion Solutions*                       983            43
  Ingram Micro, Cl A*                     3,223            56
  Intel                                 154,793         3,981
  International Business Machines        40,448         3,261
  International Rectifier*                1,752            84
  Intersil, Cl A                          3,861            81
  Intuit*                                 4,062           186
  Jabil Circuit*                          4,261           125
  JDS Uniphase (B)*                      36,420            58
  Juniper Networks (B)*                  13,528           308
  Kla-Tencor                              4,874           247
  Lam Research (B)*                       3,558           113
  Lexmark International, Cl A*            3,052           192
  Linear Technology                       7,822           297
  LSI Logic*                             10,368           100
  Lucent Technologies (B)*              110,081           339
  Macromedia*                             2,049            76
  Maxim Integrated Products               8,152           348
  McAfee (B)*                             3,973           122
  MEMC Electronic Materials*              3,438            58
  Mercury Interactive (B)*                2,220            81
  Microchip Technology                    5,122           159
  Micron Technology*                     14,316           171
  Microsoft                             232,259         6,364
  Molex                                   3,570            96
  Motorola                               61,390         1,343
  National Instruments                    1,436            41
  National Semiconductor                  8,624           215
  NAVTEQ*                                 2,269           106
  NCR*                                    4,589           157
  Network Appliance*                      9,045           215
  Novell*                                10,248            67
  Novellus Systems (B)*                   3,077            83
  Nvidia*                                 4,152           127
  Oracle*                                94,711         1,228
  Paychex                                 8,480           289
  Pixar*                                  1,349            59
  QLogic*                                 2,442            84
  Qualcomm                               40,914         1,625
  Red Hat*                                4,427            63
  Reynolds & Reynolds, Cl A               1,637            47
  Sabre Holdings, Cl A                    3,580            69
  Salesforce.com*                         1,638            32
  SanDisk (B)*                            4,459           173
  Sanmina-SCI*                           14,017            71
  Scientific Games, Cl A*                 1,466            44
  Scientific-Atlanta                      3,735           143
  Siebel Systems                         13,227           109
  Solectron*                             24,807           102
  SRA International, Cl A*                  679            23
  Storage Technology*                     2,870           106
  Sun Microsystems*                      84,579           321
  Sybase (B)*                             2,502            56
  Symantec*                              29,704           623
  Symbol Technologies                     6,324            58
  Synopsys*                               3,974            76
  Take-Two Interactive Software*          1,733            41
  Tech Data*                              1,550            57
  Tektronix                               2,433            61
  Tellabs*                               11,933           106
  Teradyne*                               5,201            87
  Texas Instruments (B)                  41,611         1,360
  Total System Services                     969            23

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Trimble Navigation*                     1,307      $     48
  Unisys*                                 8,532            57
  VeriSign*                               6,485           141
  Vishay Intertechnology*                 4,350            56
  WebMD*                                  8,942            98
  Western Digital*                        5,568            77
  Xerox (B)*                             24,542           329
  Xilinx                                  8,625           242
  Yahoo!*                                30,284         1,010
  Zebra Technologies, Cl A (B)*           1,825            68
                                                     ---------
                                                       48,038
                                                     ---------
MATERIALS -- 3.3%
  Air Products & Chemicals                5,694           315
  Airgas                                  1,515            43
  Albemarle                                 872            32
  Alcoa (B)                              21,764           583
  Allegheny Technologies                  2,397            66
  Aptargroup                                869            43
  Arch Coal                               1,693           109
  Ball                                    2,675           100
  Bemis                                   2,774            73
  Cabot                                   1,673            55
  Celanese, Cl A                          1,483            27
  Chemtura                                6,137           105
  Consol Energy                           2,360           165
  Crown Holdings*                         4,151            70
  Cytec Industries                          981            47
  Dow Chemical                           24,048         1,039
  E.I. Du Pont de Nemours                24,912           986
  Eastman Chemical                        2,071            99
  Ecolab (B)                              4,491           148
  Engelhard                               3,190            91
  Florida Rock Industries                 1,170            66
  FMC*                                      930            53
  Freeport-McMoRan Copper & Gold,
     Cl B (B)                             4,642           196
  Georgia-Pacific                         6,420           206
  Huntsman*                               1,729            33
  International Flavors & Fragrances      2,391            86
  International Paper (B)                12,200           376
  Louisiana-Pacific                       2,846            72
  Lubrizol                                1,800            74
  Lyondell Chemical                       5,221           135
  Martin Marietta Materials               1,252            91
  Massey Energy                           2,013           102
  MeadWestvaco                            4,766           138
  Monsanto                                6,677           426
  Mosaic (B)*                             3,178            51
  Nalco Holding*                          2,017            37
  Newmont Mining (B)                     10,260           406
  Nucor                                   3,959           224
  Owens-Illinois*                         3,879           100
  Packaging of America                    1,499            31
  Pactiv*                                 4,049            79
  Peabody Energy (B)                      3,234           232
  Phelps Dodge                            2,400           258
  PPG Industries                          4,385           276
  Praxair                                 8,048           389
  Rohm & Haas                             3,953           172
  RPM International                       2,969            56
  Scotts Miracle-Gro, Cl A*                 550            45
  Sealed Air (B)*                         2,034           103
  Sigma-Aldrich                           1,674           104
  Smurfit-Stone Container*                6,703            74
  Sonoco Products                         2,612            74
  Southern Peru Copper (B)                  608            30

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Temple-Inland                           2,900      $    112
  United States Steel                     2,783           117
  USG (B)*                                  899            57
  Valhi                                     122             2
  Valspar                                 1,332            64
  Vulcan Materials                        2,511           180
  Weyerhaeuser                            6,040           393
                                                     ---------
                                                        9,916
                                                     ---------
TELECOMMUNICATION SERVICES -- 3.3%
  Alamosa Holdings*                       3,261            56
  Alltel                                  8,649           536
  American Tower, Cl A*                  10,163           242
  AT&T                                   19,930           392
  BellSouth                              45,825         1,205
  CenturyTel                              3,201           115
  Citizens Communications (B)             9,015           123
  Crown Castle International (B)*         5,605           139
  Liberty Global, Cl A*                   6,011           305
  MCI (B)                                 7,278           186
  Nextel Partners, Cl A (B)*              3,889           102
  NII Holdings*                           1,510           115
  PanAmSat Holding                        1,156            28
  Qwest Communications International*    39,539           154
  SBC Communications (B)                 82,757         1,993
  Sprint (B)                             69,755         1,809
  Telephone & Data Systems (B)            2,782           114
  Telewest Global (B)*                    6,301           140
  US Cellular*                              431            24
  Verizon Communications (B)             69,344         2,268
  West*                                     498            19
                                                     ---------
                                                       10,065
                                                     ---------
UTILITIES -- 3.9%
  AES*                                   16,177           255
  AGL Resources                           2,102            78
  Allegheny Energy (B)*                   3,966           120
  Alliant Energy                          2,976            89
  Ameren (B)                              5,005           275
  American Electric Power (B)             9,547           355
  Aqua America                            2,565            88
  Centerpoint Energy (B)                  7,879           112
  Cinergy                                 4,900           216
  CMS Energy (B)*                         5,542            89
  Consolidated Edison (B)                 6,215           291
  Constellation Energy Group              4,532           266
  Dominion Resources (B)                  8,501           650
  DPL                                     3,246            88
  DTE Energy                              4,297           197
  Duke Energy (B)                        23,141           671
  Dynegy, Cl A (B)*                       7,511            33
  Edison International                    8,101           365
  Energen                                 1,837            70
  Energy East                             3,567            93
  Entergy                                 5,277           395
  Equitable Resources                     1,483           112
  Exelon (B)                             16,714           901
  FirstEnergy                             8,212           419
  FPL Group                               9,782           421
  Great Plains Energy                     2,050            64
  Hawaiian Electric Industries            2,146            57
  KeySpan                                 4,529           173
  MDU Resources Group                     3,121           100
  National Fuel Gas                       2,089            63
  NiSource                                7,037           170
  Northeast Utilities                     3,407            68

----------------------------------------------------------------
                             Shares/Face Amount  Value
Description                  ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  NSTAR                                   2,816      $     83
  OGE Energy                              2,268            66
  Oneok                                   2,696            92
  Pepco Holdings                          5,027           115
  PG&E                                    9,198           345
  Piedmont Natural Gas (B)                1,883            46
  Pinnacle West Capital                   2,392           107
  PNM Resources                           1,587            47
  PPL                                     9,702           310
  Progress Energy (B)                     6,357           277
  Public Service Enterprise Group (B)     5,938           383
  Puget Energy                            2,661            61
  Questar                                 2,199           171
  Reliant Energy*                         7,672            96
  SCANA                                   2,987           127
  Sempra Energy                           6,456           289
  Southern (B)                           18,581           639
  Southern Union*                         2,381            59
  TECO Energy                             5,000            87
  TXU                                     5,981           580
  UGI                                     2,752            76
  Vectren                                 1,991            56
  Westar Energy                           2,292            55
  Wisconsin Energy                        2,849           112
  WPS Resources                           1,002            58
  Xcel Energy (B)                         9,920           191
                                                     ---------
                                                       11,872
                                                     ---------
Total Common Stock
  (Cost $241,495) ($ Thousands)                       310,339
                                                     ---------

CORPORATE OBLIGATIONS (C) (E) -- 7.4%

FINANCIALS -- 7.4%
  ASIF Global Financing XV (G)
    3.528%, 09/02/05                     $   65            65
  Allstate Life Global Funding II
    MTN (G)
    3.561%, 09/15/06                        323           323
  American General Finance (G)
    3.571%, 09/15/06                      1,020         1,020
  American General Finance MTN,
    Ser F
    3.903%, 07/14/06                         70            71
  Bear Stearns EXL
    3.581%, 09/15/06                      1,252         1,252
  CCN Bluegrass (G)
    3.658%, 08/18/06                        457           457
  CIT Group MTN
    3.790%, 05/12/06                      1,758         1,758
    3.714%, 04/19/06                        176           176
  Caterpillar Financial Services
    MTN, Ser F
    3.670%, 07/10/06                        352           352
  Countrywide Home Loans MTN,
    Ser A
    3.760%, 07/31/06                        352           352
    3.509%, 03/21/06                        577           577
  Countrywide Home Loans MTN,
    Ser M
    3.760%, 01/31/06                        155           155
    3.440%, 11/30/05                        802           802
  Dekabank (G)
    3.614%, 08/18/06                      1,301         1,301


--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Harrier Finance Funding LLC
    MTN (G)
    3.390%, 09/15/05                     $  204      $    204
  Irish Life & Permanent MTN,
    Ser X (G)
    3.609%, 09/21/06                        935           935
  Islandsbanki (G)
    3.659%, 09/22/06                        598           598
  Jackson National Life Funding (G)
    3.510%, 09/01/06                      1,547         1,547
  K2 LLC MTN (G)
    3.354%, 12/12/05                         42            42
  Liberty Lighthouse US Capital
    MTN (G)
    3.530%, 05/10/06                        703           703
  Morgan Stanley EXL
    3.570%, 09/05/06                        246           246
  Morgan Stanley EXL, Ser S
    3.524%, 09/04/06                        352           352
  Nationwide Building Society (G)
    3.559%, 10/06/06                        703           703
    3.478%, 07/28/06                        352           352
  Nordbank (G)
    3.620%, 09/25/06                      1,196         1,195
  Northern Rock
    3.544%, 09/04/06                        724           724
  Pacific Life Global Funding (G)
    3.561%, 09/13/06                        527           527
  Premium Asset Trust,
    Ser 2004-01 (G)
    3.679%, 02/06/06                        731           732
  Premium Asset Trust,
    Ser 2004-06 (G)
    3.770%, 06/30/06                        668           668
  Premium Asset Trust,
    Ser 2004-10 (G)
    3.581%, 08/15/06                        985           985
  SLM EXL, Ser S (G)
    3.571%, 09/15/06                        774           774
  SLM MTN, Ser X (G)
    3.609%, 09/20/06                      1,406         1,406
  Skandinav Enskilda Bank
    3.578%, 07/18/06                        774           773
  White Pine Finance MTN, Ser 1 (G)
    3.480%, 11/01/05                        309           309
                                                     ---------
Total Corporate Obligations
  (Cost $22,436) ($ Thousands)                         22,436
                                                     ---------
ASSET-BACKED SECURITIES (C) (E) (G) -- 3.0%

AUTOMOTIVE -- 0.4%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                        963           963
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
    3.591%, 03/15/06                         24            24
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1
    3.591%, 07/17/06                        123           123
                                                     ---------
                                                        1,110
                                                     ---------

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 2.6%
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    3.609%, 09/20/05                     $  450      $    450
  Blue Heron Funding, Ser 9A, Cl A1
    3.671%, 02/22/06                        703           703
  CCN Independence IV
    3.643%, 10/17/05                        387           387
    3.641%, 07/17/06                        246           246
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.780%, 11/10/05                        404           404
  Commodore, Ser 2003-2A,
    Cl A1MM
    3.490%, 12/12/38                        323           323
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    3.630%, 04/10/06                        527           527
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.659%, 09/20/05                        999           999
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    3.691%, 06/25/06                        703           703
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    3.902%, 11/18/05                        619           619
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
    3.691%, 11/25/05                        915           915
  RMAC, Ser 2004-NS3A, Cl A1
    3.570%, 09/12/05                        273           273
  Saturn Ventures II
    3.619%, 02/07/06                        703           703
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    3.700%, 03/28/06                        454           454
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMC
    3.430%, 09/15/05                        127           127
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    3.430%, 06/15/06                        176           176
                                                     ---------
                                                        8,009
                                                     ---------
Total Asset-Backed Securities
  (Cost $9,119) ($ Thousands)                           9,119
                                                     ---------
COMMERCIAL PAPER (C) (D) -- 1.9%

FINANCIALS -- 1.9%
  Brahms Funding
    3.658%, 09/22/05                        328           327
  Broadhollow Funding
    3.637%, 09/21/05                        985           983
    3.597%, 09/20/05                        352           351
    3.597%, 09/19/05                        703           702
  Castle Rock Funding
    3.025%, 06/20/06                        656           655
  Cre-8 Funding
    3.637%, 09/20/05                        422           421
  Main Street Warehouse Funding
    3.617%, 09/19/05                         70            70
  Ocala Funding
    3.517%, 09/20/05                        180           180

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Rams Funding
    3.647%, 09/20/05                     $  664      $    663
    3.617%, 09/19/05                        703           702
    3.604%, 09/12/05                        644           643
                                                     ---------
Total Commercial Paper
  (Cost $5,697) ($ Thousands)                           5,697
                                                     ---------
MASTER NOTES (C) (E) -- 0.9%
  Bank of America
    3.643%, 09/01/05                      1,758         1,758
  Bear Stearns
    3.738%, 09/01/05                        844           844
                                                     ---------
Total Master Notes
  (Cost $2,602) ($ Thousands)                           2,602
                                                     ---------
TIME DEPOSIT (C)  -- 0.6%
  Citigroup
    3.563%, 09/01/05                      1,758         1,758
                                                     ---------
Total Time Deposit
  (Cost $1,758) ($ Thousands)                           1,758
                                                     ---------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.5%
  U.S. Trust
    3.696%, 09/14/05                        704           704
  Wells Fargo
    4.010%, 07/24/06                        703           703
                                                     ---------
Total Certificates of Deposit
  (Cost $1,407) ($ Thousands)                           1,407
                                                     ---------
U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bills (A)
    3.050%, 09/22/05                        350           349
                                                     ---------
Total U.S. Treasury Obligation
  (Cost $349) ($ Thousands)                               349
                                                     ---------
REPURCHASE AGREEMENTS (C) -- 2.1%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $2,637,402 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $86,921-
  $1,406,486, 2.000%-3.875%,
  02/13/06-02/22/08, with a total
  market value of $2,689,893)             2,637         2,637
Deutsche Bank
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $70,331 (collateralized by
  Freddie Mac Discount Note, par value
  $71,892, 0.000%, 09/23/05; with a
  total market value of $71,734)             70            70

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $921,339 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $355,658-
  $770,824, 0.000%-8.125%, 04/15/15-
  10/15/19; with a total market
  value of $939,682)                     $  921      $    921
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $2,813,251 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $246,768-
  $2,571,126, 4.500%-5.000%,
  01/15/14-04/15/15; with a total
  market value of $2,869,261)             2,813         2,813
                                                     ---------
Total Repurchase Agreements
  (Cost $6,441) ($ Thousands)                           6,441
                                                     ---------
Total Investments -- 119.1%
  (Cost $291,304) ($ Thousands)                      $360,148
                                                     =========

A summary of the open futures contracts held by the Fund at August 31, 2005, is as follows:

--------------------------------------------------------------------

                  NUMBER      CONTRACT                 UNREALIZED
    TYPE OF         OF          VALUE     EXPIRATION  APPRECIATION
   CONTRACT      CONTRACTS   ($THOUSANDS)    DATE     ($THOUSANDS)
--------------------------------------------------------------------
S&P 500 Index
E-Mini              133         $8,122     09/17/05      $100
                                                         ====


Percentages are based on Net Assets of $302,332 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31, 2005 was $48,606 ($Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $49,460 ($Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(F) The Fund may purchase securities of sertain companies with which it is affiliated to the extent these companies are represented in its Index.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund
August 31, 2005


At August 31, 2005, the tax basis cost of the Fund's investments was $291,304
($ Thousands), and the unrealized appreciation and depreciation were $77,251 and $(8,407) ($ Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 95.8%

CONSUMER DISCRETIONARY -- 16.0%
  1-800 Contacts (B)*                     76,300     $    1,360
  Aaron Rents                              8,900            197
  AC Moore Arts & Crafts*                 32,500            740
  Adesa                                   59,400          1,354
  Advo                                   136,945          4,484
  Aftermarket Technology*                 75,130          1,292
  Alliance Gaming (B)*                   155,940          1,871
  America's Car-Mart (B)*                 83,150          1,702
  American Axle & Manufacturing
     Holdings                             28,090            729
  American Greetings, Cl A (B)           102,910          2,613
  AnnTaylor Stores (B)*                   77,800          1,992
  Arctic Cat                              85,700          1,849
  ArvinMeritor                           176,900          3,282
  Bandag                                  22,900            992
  Belo, Cl A                              35,840            880
  BJ's Restaurants (F)*                  189,200          4,028
  BJ's Wholesale Club (B)*               103,600          2,958
  Blue Nile (B)*                          35,600          1,204
  BlueLinx Holdings*                       1,900             21
  Brinker International*                  16,120            599
  Brown Shoe                              79,400          2,843
  Buckle                                   3,000            118
  Buffalo Wild Wings (B)*                 28,500            815
  Build-A-Bear Workshop (B)*              41,300            916
  Carmike Cinemas                         30,560            914
  Carter's (B)*                           50,300          2,737
  Cato, Cl A                             139,800          2,712
  Central Garden & Pet (B)*               51,915          2,572
  Charming Shoppes*                      138,400          1,672
  Cheesecake Factory (B)*                 63,100          1,998
  Christopher & Banks                     71,100          1,143
  CKE Restaurants                         70,600            826
  Claire's Stores                         32,600            765
  Coach*                                 146,100          4,849
  Commercial Vehicle Group*                8,600            178
  Cooper Tire & Rubber                    55,860            944
  Cost Plus*                              16,000            344
  CSK Auto*                               78,300          1,312
  Ctrip.com International ADR*            39,810          2,253
  Dave & Buster's (B)*                    13,300            190
  DiamondRock Hospitality+ (E) (F)*      122,500          1,316
  DiamondRock Hospitality+                   600              7
  Dollar Thrifty Automotive Group*        84,300          2,551
  Domino's Pizza                          84,965          1,954
  Dover Downs Gaming &
     Entertainment                         5,300             71
  Dress Barn (B)*                         41,440            995
  Eddie Bauer Holdings*                   90,060          2,423
  Education Management*                   30,400          1,030
  Ethan Allen Interiors (B)               82,700          2,665
  Exide Technologies (B)*                102,200            453
  Fairmont Hotels & Resorts               70,100          2,200
  Finish Line, Cl A (B)                   41,400            597
  Fleetwood Enterprises (B)*              39,900            403
  Foot Locker                             44,190            965
  Fossil (B)*                             43,600            959
  Furniture Brands International (B)     159,700          3,052
  GameStop, Cl A (B)*                     64,400          2,174
  Gaylord Entertainment (B)*              46,500          1,981
  Genesco (B)*                            36,900          1,465
  Gildan Activewear*                      49,800          1,660
  Great Wolf Resorts*                     53,000            610
  Group 1 Automotive*                     72,700          2,152

----------------------------------------------------------------
                                                Value
Description                         Shares      ($ Thousands)
----------------------------------------------------------------
  Guitar Center (B)*                      41,300     $    2,371
  Handleman (B)                          182,547          2,554
  Hibbett Sporting Goods (B)*            120,375          4,049
  HOT Topic*                             206,250          3,197
  Imax*                                   99,805            912
  Jakks Pacific (B)*                     111,560          1,853
  Jarden (B)*                            107,260          4,257
  Jo-Ann Stores*                          63,400          1,363
  K2 (B)*                                 80,600          1,003
  Kellwood                               166,640          4,079
  Kerzner International*                  24,600          1,403
  Kimball International, Cl B             54,300            686
  Knoll*                                 127,900          2,371
  La-Z-Boy (B)                           132,400          1,905
  Landry's Restaurants                    34,000            994
  Laureate Education (B)*                 41,600          1,741
  Leapfrog Enterprises (B)*               81,100          1,090
  Libbey                                   9,700            171
  Liberty (B)                             25,700          1,233
  Life Time Fitness (B)*                  48,600          1,628
  Lin TV, Cl A*                          109,600          1,656
  Linens 'N Things*                      105,500          2,490
  Lions Gate Entertainment (B)*          110,100          1,051
  Lithia Motors, Cl A                      5,400            160
  LoJack*                                 12,700            268
  Lone Star Steakhouse & Saloon (B)       76,700          2,024
  Maidenform Brands*                      84,400          1,393
  Marchex, Cl B (B)*                     263,600          3,870
  Marvel Enterprises (B)*                 36,100            695
  MDC Holdings (B)                        28,080          2,145
  Men's Wearhouse (B)*                    20,675            630
  Meritage Homes (B)*                     19,600          1,534
  Mikohn Gaming (B)*                      67,585            777
  Modine Manufacturing                    18,800            661
  Movie Gallery (B)                      294,780          5,303
  MTR Gaming Group*                       39,341            364
  National Presto Industries              10,010            446
  Nexstar Broadcasting Group, Cl A*      140,400            814
  Outdoor Channel Holdings*               91,000          1,209
  Pantry (B)*                             38,400          1,378
  Parkervision (B)*                      157,600            799
  Payless Shoesource (B)*                102,400          1,899
  PEP Boys-Manny Moe & Jack               61,400            802
  Petco Animal Supplies*                  30,400            672
  PF Chang's China Bistro*                 7,600            389
  Phillips-Van Heusen                     67,635          2,265
  Pier 1 Imports (B)                      56,100            698
  Polo Ralph Lauren (B)                   29,700          1,472
  Primedia (B)*                          212,700            885
  Quiksilver (B)*                         44,500            679
  RadioShack                              59,700          1,496
  Rare Hospitality International (B)*     44,450          1,189
  RC2*                                    25,900          1,006
  Reader's Digest Association             31,500            512
  Red Robin Gourmet Burgers (B)*          74,095          3,563
  Reebok International                    13,840            779
  Regis (B)                               84,790          3,472
  Rent-A-Center*                          67,200          1,357
  Russell                                 30,710            559
  Ruth's Chris Steak House (B)*            6,600            124
  Ryan's Restaurant Group (B)*           132,000          1,691
  Ryland Group (B)                        38,700          2,800
  Saks (B)                                47,600          1,033
  Scholastic*                             25,100            915
  Select Comfort*                         70,000          1,353
  Shoe Carnival*                           7,800            128
  Sinclair Broadcast Group, Cl A          38,900            365

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Sonic (B)*                              68,150     $    2,085
  Sonic Automotive                       116,700          2,737
  Sonic Solutions (B)*                    51,900          1,026
  Sotheby's Holdings, Cl A*               54,100            941
  Sports Authority (B)*                   47,100          1,521
  Stage Stores*                           35,150            978
  Standard Motor Products                 56,300            583
  Standard-Pacific                        30,400          1,335
  Starwood Hotels & Resorts
  Worldwide                               63,500          3,702
  Steinway Musical Instruments*            3,300             91
  Superior Essex*                         60,800          1,145
  Superior Industries International (B)  119,900          2,668
  Tekelec (B)*                           131,800          2,598
  Tenneco Automotive*                    107,500          1,949
  Theglobe.com (E)*                    1,112,800            140
  Thor Industries (B)                      3,200            106
  Timberland, Cl A (B)*                   44,700          1,475
  Titan International (B)                107,200          1,464
  Too (B)*                               123,610          3,295
  Tractor Supply*                         64,600          3,324
  Triarc, Cl A (B)                        53,300            873
  TRM (B)*                                67,800          1,055
  Unifi*                                  83,900            348
  Urban Outfitters*                       81,600          4,542
  Vail Resorts*                           30,400            872
  Valassis Communications (B)*            68,150          2,687
  Value Line                              14,300            568
  Visteon                                160,600          1,587
  Volcom*                                 14,600            438
  Warnaco Group*                          90,200          2,255
  Water Pik Technologies*                 53,600          1,056
  William Lyon Homes*                      2,700            405
  Winnebago Industries                    15,300            466
  World Wrestling Entertainment           85,300          1,077
  Yankee Candle (B)*                     101,900          2,799
  Zale*                                  132,900          3,708
                                                     -----------
                                                        254,460
                                                     -----------
CONSUMER STAPLES -- 2.3%
  Casey's General Stores (B)              49,450          1,001
  Chattem*                                69,200          2,681
  Chiquita Brands International (B)      147,700          3,722
  Church & Dwight                         18,500            706
  Coca-Cola Bottling Consolidated          1,600             78
  Corn Products International             37,600            847
  Delta & Pine Land                       36,900            946
  Diamond Foods*                          25,400            509
  Elizabeth Arden*                         5,100            113
  Gold Kist (B)*                         155,300          2,870
  Hain Celestial Group*                   35,500            670
  Hansen Natural (B)*                     14,100            700
  John B. Sanfilippo & Son*               16,000            290
  Lance                                   30,300            515
  Longs Drug Stores                       57,200          2,425
  Molson Coors Brewing, Cl B              38,700          2,481
  Nash Finch (B)                          16,200            680
  NBTY (B)*                               63,000          1,379
  Pathmark Stores*                        84,595            914
  Premium Standard Farms                  84,500          1,223
  Ralcorp Holdings (B)                    37,910          1,681
  Ruddick                                 29,800            697
  Sanderson Farms                          6,400            236
  Spartan Stores*                         71,900            736
  TreeHouse Foods (B)*                    31,900            960
  United Natural Foods (B)*              112,970          3,841
  Universal                               48,000          1,998

----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Weis Markets                            43,100     $    1,626
                                                     -----------
                                                         36,525
                                                     -----------
ENERGY -- 5.9%
  Alon USA Energy (B)*                    41,300            915
  Atlas America (B)*                      17,680            819
  Atwood Oceanics*                        18,200          1,369
  Berry Petroleum, Cl A (B)               32,240          1,993
  Cabot Oil & Gas                         84,700          3,658
  Cal Dive International (B)*             37,100          2,317
  CARBO Ceramics                          18,243          1,098
  Carrizo Oil & Gas*                      34,600            818
  Cimarex Energy*                         69,800          2,983
  Denbury Resources*                      56,500          2,556
  Dresser-Rand Group (B)*                 49,300          1,183
  Encore Acquisition (B)*                 80,750          2,724
  Forest Oil*                             32,400          1,456
  Global Industries*                      46,800            644
  Holly                                   66,200          3,730
  Houston Exploration (B)*                 8,700            512
  Hydril*                                 62,195          4,260
  Input/Output (B)*                      292,400          2,526
  KCS Energy*                             56,300          1,302
  Lone Star Technologies*                 15,100            835
  Meridian Resource*                      82,400            286
  National Oilwell Varco*                 21,000          1,348
  Penn Virginia                           58,000          3,253
  Petroleum Development*                  30,200          1,148
  Plains Exploration & Production*       102,746          3,807
  Range Resources                         33,000          1,149
  Remington Oil & Gas*                    38,000          1,464
  SEMCO Energy*                          110,400            765
  Southwestern Energy*                    14,800            857
  Spinnaker Exploration*                  25,500          1,147
  St. Mary Land & Exploration (B)         97,900          3,375
  Stone Energy*                          137,100          7,183
  Superior Energy Services (B)*           97,500          2,137
  Swift Energy (B)*                      151,740          6,969
  Syntroleum (B)*                        104,600          1,561
  Tesoro                                  71,900          4,156
  Tetra Technologies (B)*                 49,675          1,416
  Transmontaigne*                        142,800          1,352
  Unit*                                   11,700            609
  Vintage Petroleum                      154,730          5,946
  W-H Energy Services*                   146,990          4,770
  Whiting Petroleum*                      39,600          1,716
                                                     -----------
                                                         94,112
                                                     -----------
FINANCIALS -- 17.8%
  ABC Bancorp                              2,500             46
  Acadia Realty Trust+                    84,200          1,490
  Accredited Home Lenders
     Holding (B)*                         24,600            985
  Advance America Cash Advance
     Centers                              64,200            918
  Affiliated Managers Group (B)*          56,800          4,124
  Agree Realty+                           33,300            986
  Allmerica Financial*                    49,000          1,995
  American Equity Investment Life
     Holding                              13,600            152
  American Home Mortgage
     Investment+                          80,600          2,578
  AmericanWest Bancorp*                    3,400             78
  AmerUs Group (B)                        46,300          2,561
  Anthracite Capital+                     85,200          1,006

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Apartment Investment &
     Management, Cl A+                    53,100     $    2,119
  Arbor Realty Trust+                     61,230          1,741
  Arch Capital Group*                     12,600            547
  Archstone-Smith Trust+                  82,257          3,315
  Arden Realty+ (B)                       55,900          2,133
  Ashford Hospitality Trust+              41,500            477
  Aspen Insurance Holdings (B)            38,000          1,032
  Asset Acceptance Capital*               67,195          1,940
  Assured Guaranty                        28,800            645
  AvalonBay Communities+ (B)              48,800          4,101
  Bancfirst                                4,100            349
  Bancorpsouth                           131,100          2,948
  Bank Mutual                             90,620            992
  Bank of the Ozarks (B)                  10,400            347
  Boykin Lodging+*                        13,800            182
  Brandywine Realty Trust+                55,000          1,754
  BRE Properties, Cl A+                   60,700          2,513
  Brookline Bancorp                       80,600          1,244
  Camden Property Trust+                  42,300          2,212
  Capital of the West                      2,400             77
  Capital Southwest                       13,900          1,140
  Capitol Bancorp                          4,900            164
  Cardinal Financial*                     85,650            856
  Cascade Bancorp                         24,562            515
  Cathay General Bancorp (B)              31,700          1,067
  CBL & Associates Properties+            33,560          1,424
  Center Financial                        19,400            493
  Central Pacific Financial               21,600            747
  Chemical Financial                      44,500          1,452
  Clark                                   15,200            247
  CNA Surety*                             39,900            499
  Commerce Group                          35,300          2,059
  Commercial Capital Bancorp             128,466          2,303
  Commercial Federal                      65,000          2,204
  Commercial Net Lease Realty+            37,700            753
  Community Bancorp*                       2,600             89
  Community Bank System (B)               34,400            813
  Community Trust Bancorp                  3,400            109
  CompuCredit (B)*                        32,000          1,339
  Corporate Office Properties
     Trust+ (B)                          116,900          4,073
  Corus Bankshares                        11,800            687
  Crescent Real Estate +                 111,700          2,193
  Delphi Financial Group, Cl A            90,701          4,272
  E*Trade Financial*                     346,400          5,542
  Eagle Hospitality Properties
     Trust+*                              60,700            593
  East West Bancorp                       11,500            390
  Education Realty Trust+                113,610          2,096
  Encore Capital Group*                   71,100          1,267
  Equity Inns+                            78,400          1,007
  Equity Office Properties Trust+         98,900          3,293
  Equity Residential+                     52,800          1,994
  EuroBancshares*                          6,100             92
  Euronet Worldwide*                     110,075          3,084
  FBL Financial Group, Cl A               28,100            842
  Federal Agricultural Mortgage,
     Cl C (B)                             81,200          1,897
  Federal Realty Investment Trust+ (B)    43,300          2,681
  FelCor Lodging Trust+*                  48,300            737
  First American                          86,300          3,591
  First Bancorp Puerto Rico               67,800          1,252
  First Cash Financial Services*          85,300          2,047
  First Citizens Bancshares, Cl A          5,282            872
  First Community Bancorp                  8,900            420
  First Financial Bancorp                 67,130          1,208
  First Financial Bankshares (B)           4,466            155
  First Indiana (B)                       34,392          1,159

----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  First Merchants (B)                     36,400     $      946
  First Niagara Financial Group           99,700          1,413
  First Regional Bancorp*                  2,600            226
  First Republic Bank                     36,350          1,309
  FirstFed Financial (B)*                 41,300          2,377
  FirstMerit                              40,180          1,123
  Flagstar Bancorp (B)                   136,201          2,349
  Flushing Financial                      56,300            982
  Fpic Insurance Group*                   43,400          1,519
  Frontier Financial                       4,950            148
  GAMCO Investors, Cl A                   28,200          1,265
  Glacier Bancorp                         12,788            381
  Gold Banc                              104,200          1,580
  Gramercy Capital+                        5,200            135
  Greater Bay Bancorp                     81,400          2,051
  Greenhill                               48,300          1,943
  Hancock Holding (B)                     37,330          1,228
  Hanmi Financial                         29,500            541
  Harleysville Group                       1,540             35
  HCC Insurance Holdings                  55,050          1,467
  Highwoods Properties+ (B)               39,700          1,226
  Hilb Rogal & Hobbs (B)                 127,500          4,491
  HomeBanc+                               69,200            551
  Horace Mann Educators                   46,390            908
  Host Marriott+ (B)                      76,400          1,336
  HRPT Properties Trust+                 192,800          2,468
  Hub International                       54,700          1,206
  Huron Consulting Group                  16,676            418
  Investment Technology Group*            76,000          2,086
  IPC Holdings                            32,100          1,261
  Irwin Financial                         49,700          1,044
  ITLA Capital*                            1,800             97
  James River Group (B)*                  14,100            282
  Jones Lang LaSalle*                     13,700            676
  Kansas City Life Insurance              24,500          1,246
  KNBT Bancorp                            97,300          1,630
  LandAmerica Financial Group             40,600          2,400
  Lexington Corporate Properties
     Trust+ (B)                           14,100            324
  Macatawa Bank                            3,720            133
  Macerich+                               43,000          2,798
  Mack-Cali Realty+                       46,700          2,057
  Marlin Business Services*                4,200             97
  Max Re Capital                          77,800          1,789
  MBT Financial (B)                        4,100             79
  Medical Properties Trust+ (E)          128,000          1,267
  Medical Properties Trust+ (B) (E)       19,600            194
  MeriStar Hospitality+ (B)*             183,500          1,688
  MFA Mortgage Investments+              120,700            813
  Midland                                  2,300             73
  Midwest Banc Holdings                   18,700            447
  Montpelier Re Holdings                  30,800          1,007
  Morningstar*                            22,400            681
  MortgageIT Holdings+                    44,800            723
  Nara Bancorp                            25,700            358
  Nasdaq Stock Market (B)*                82,000          1,927
  National Financial Partners             24,700          1,084
  National Health Investors+              13,800            400
  NBT Bancorp                             79,900          1,942
  NorthStar Realty Finance+               75,500            743
  Novastar Financial+ (B)                 24,900            853
  OceanFirst Financial                     2,800             65
  Odyssey Re Holdings (B)                 50,200          1,268
  Old Second Bancorp                       5,200            159
  Omega Healthcare Investors+             59,100            785
  One Liberty Properties+                  3,600             73
  Online Resources*                       85,500            820

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  optionsXpress Holdings (B)*             91,200     $    1,564
  Pacific Capital Bancorp                 24,500            768
  Pennsylvania Real Estate Investment
    Trust+                                27,800          1,200
  PFF Bancorp                             56,690          1,685
  Philadelphia Consolidated Holding*       3,900            303
  Placer Sierra Bancshares                27,700            740
  Platinum Underwriters Holdings          95,290          3,095
  PMI Group (B)                           28,130          1,138
  Portfolio Recovery Associates (B)*      38,700          1,547
  Post Properties+ (B)                    52,700          1,955
  Preferred Bank                           2,100             86
  Premierwest Bancorp*                     4,900             69
  Presidential Life                       59,000          1,038
  ProAssurance*                           67,330          2,966
  Prologis+ (B)                           95,700          4,164
  Prosperity Bancshares                   11,800            345
  Provident Bankshares                    27,766            948
  Public Storage+ (B)                     25,600          1,728
  PXRE Group                              95,010          2,213
  Quanta Services (B)*                    74,300            892
  Rainier Pacific Financial Group         34,850            589
  RAIT Investment Trust+                 107,400          3,210
  Reckson Associates Realty+ (B)          91,500          3,033
  Redwood Trust+                           8,800            443
  Regency Centers+ (B)                    28,200          1,645
  RenaissanceRe Holdings                  18,400            834
  Safety Insurance Group                  44,200          1,551
  Selective Insurance Group (B)           16,700            791
  Shurgard Storage Centers, Cl A+         64,700          3,584
  Signature Bank*                        121,500          3,644
  Simon Property Group+ (B)               71,800          5,462
  Sizeler Property Investors+             10,900            130
  SL Green Realty+ (B)                    55,250          3,654
  Sterling Financial, Pennslyvania
    Shares (B)                             4,550             97
  Sterling Financial, Washington
    Shares*                               59,705          2,303
  Stewart Information Services (B)       102,300          4,918
  Stifel Financial*                        2,300             59
  Strategic Hotel Capital+               101,400          1,870
  Suffolk Bancorp                          2,200             67
  Sunstone Hotel Investors+               54,500          1,379
  SVB Financial Group (B)*               101,100          4,756
  TAC Acquisition*                       300,000          1,794
  Taubman Centers+                        41,800          1,384
  Taylor Capital Group                    18,700            734
  TierOne                                 63,900          1,803
  Trico Bancshares                         3,400             78
  Trustmark                               51,500          1,419
  Trustreet Properties+                   43,400            716
  U-Store-It Trust+ (B)                   67,200          1,382
  UICI                                    46,900          1,447
  UMB Financial (B)                       32,000          2,107
  Umpqua Holdings                         28,700            699
  United Fire & Casualty                   7,600            313
  United PanAm Financial*                 22,906            633
  Universal American Financial*           57,500          1,320
  Vineyard National Bancorp (B)            5,100            152
  Washington Federal                      42,790          1,003
  WesBanco                                41,000          1,250
  Westcorp (B)                            17,200          1,062
  Wilshire Bancorp                        21,000            307
  Winston Hotels+                        110,690          1,202
  Wintrust Financial                      19,900          1,026
  World Acceptance (B)*                   14,800            379
  WR Berkley                              39,900          1,416

----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Zenith National Insurance               46,600     $    2,943
                                                     -----------
                                                        283,327
                                                     -----------
HEALTH CARE -- 12.5%
  Abgenix (B)*                           194,400          2,136
  Accelrys*                              135,300            732
  Advanced Medical Optics (B)*            32,000          1,260
  Albany Molecular Research*              27,700            462
  Align Technology (B)*                  157,100          1,070
  Alkermes (B)*                           80,900          1,519
  Alliance Imaging*                      198,400          1,831
  Alpharma, Cl A                         138,100          3,676
  Amedisys (B)*                           16,200            634
  America Service Group*                  46,320            799
  American Dental Partners*                2,100             64
  American Healthways (B)*                56,915          2,487
  American Medical Systems Holdings*     164,830          3,379
  Amsurg*                                 48,500          1,350
  Amylin Pharmaceuticals (B)*             71,300          2,335
  Analogic                                20,100          1,002
  Andrx*                                  60,000          1,088
  Animas (B)*                            101,300          1,763
  Applera--Celera Genomics Group*        302,600          3,553
  Ariad Pharmaceuticals (B)*             242,800          2,015
  Array Biopharma*                       208,700          1,377
  Arthrocare (B)*                         44,100          1,604
  Aspect Medical Systems*                 33,600          1,020
  AtriCure*                               28,200            384
  Barrier Therapeutics*                   17,400            160
  Bio-Rad Laboratories, Cl A (B)*         49,700          2,743
  BioMarin Pharmaceuticals*               15,600            135
  BioScrip*                              126,500            800
  Biosite*                                49,100          2,936
  Cell Genesys (B)*                      413,300          2,455
  Cephalon (B)*                          191,200          7,747
  Cerner (B)*                             32,500          2,560
  Chemed                                  34,420          1,393
  Community Health Systems*               51,400          1,893
  Computer Programs & Systems             25,260            836
  Conceptus (B)*                         132,800          1,392
  Conmed (B)*                             45,700          1,337
  Connetics (B)*                          34,900            665
  Conor Medsystems (B)*                   85,200          1,683
  Cross Country Healthcare*               58,000          1,125
  Crucell ADR (B)*                        48,900          1,079
  CryoCor (B)*                            15,231             96
  Cubist Pharmaceuticals (B)*            262,855          4,750
  CV Therapeutics (B)*                   222,100          6,034
  Dendreon (B)*                           24,600            143
  Depomed (B)*                           101,400            533
  Digene*                                 47,500          1,374
  DJ Orthopedics*                         94,200          2,614
  Encysive Pharmaceuticals (B)*          384,700          4,763
  Enzon Pharmaceuticals*                  52,200            365
  Exact Sciences*                        124,400            307
  Exelixis (B)*                          224,318          1,680
  Flamel Technologies ADR (B)*            35,600            571
  Gen-Probe*                              29,700          1,352
  Genesis HealthCare (B)*                 37,800          1,516
  Health Net (B)*                         47,600          2,195
  HealthTronics*                          44,400            495
  Human Genome Sciences (B)*             103,300          1,334
  Immucor (B)*                            75,975          1,798
  Impax Laboratories (B)*                103,200          1,141
  Incyte (B)*                            276,300          2,034
  Inspire Pharmaceuticals*                16,300            146
  Introgen Therapeutics (B)*              21,500            126
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  IRIS International (B)*                 99,755     $    1,735
  Isis Pharmaceuticals (B)*              181,800            918
  Isolagen (B)*                           98,700            235
  Ista Pharmaceuticals (B)*               68,300            497
  Keryx Biopharmaceuticals*               72,600          1,217
  Kindred Healthcare (B)*                 15,000            459
  Kos Pharmaceuticals*                    18,100          1,233
  Kosan Biosciences*                      91,900            675
  Langer*                                 79,000            488
  LifePoint Hospitals*                    56,900          2,588
  Magellan Health Services*               36,500          1,294
  Martek Biosciences (B)*                 23,600          1,204
  Medarex (B)*                           325,000          3,266
  Medcath*                                28,800            715
  Medicis Pharmaceutical, Cl A (B)        82,400          2,802
  Mentor (B)                              45,500          2,393
  Mettler Toledo International*           32,560          1,641
  MGI Pharma*                             69,000          1,860
  MWI Veterinary Supply*                  12,000            258
  Myriad Genetics (B)*                    59,200          1,170
  Nabi Biopharmaceuticals (B)*            75,600          1,018
  Nastech Pharmaceutical*                101,800          1,449
  National Dentex*                        75,835          1,518
  Nektar Therapeutics (B)*               184,600          3,153
  Neose Technologies*                    194,800            491
  New River Pharmaceuticals (B)*           7,000            302
  NitroMed (B)*                           52,400            988
  Nu Skin Enterprises, Cl A                5,200            111
  Option Care (B)                         68,470            926
  OraSure Technologies*                  142,300          1,319
  Orchid Cellmark (B)*                    88,100            793
  Orthofix International*                 21,640            986
  Owens & Minor (B)                       33,340            956
  Pain Therapeutics*                      63,600            391
  PainCare Holdings (B)*                 256,200          1,022
  Par Pharmaceutical (B)*                 60,500          1,462
  Parexel International*                 107,770          2,089
  PerkinElmer                            103,700          2,147
  Pharmacopeia Drug Discovery (B)*        86,129            316
  Pharmion (B)*                           40,300          1,001
  PolyMedica                              71,900          2,570
  PRA International*                      12,800            376
  Protein Design Labs (B)*                78,400          2,096
  PSS World Medical*                     231,800          3,359
  Psychiatric Solutions (B)*              80,765          3,861
  Quality Systems                         19,625          1,276
  Radiation Therapy Services (B)*         39,800          1,069
  Regeneron Pharmaceuticals*              17,000            127
  Renovis*                                24,000            318
  Res-Care*                              126,790          1,908
  Rigel Pharmaceuticals*                  62,800          1,264
  Rotech Healthcare*                      44,500          1,077
  SeraCare Life Sciences*                 39,800            624
  Serologicals*                           17,000            404
  SFBC International*                     62,165          2,528
  SurModics (B)*                          41,795          1,552
  Sybron Dental Specialties*             123,120          4,773
  Symmetry Medical*                       67,800          1,702
  Taro Pharmaceuticals Industries*        75,100          2,049
  Techne*                                  9,100            518
  Telik*                                 191,400          2,928
  Third Wave Technologies*               362,100          1,861
  Transgenomic (B)*                      321,635            341
  Triad Hospitals*                        15,610            752
  United Therapeutics (B)*                48,000          3,370
  Vasogen*                               128,800            269
  Viasys Healthcare*                      53,900          1,452

----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  West Pharmaceutical Services            24,600     $      697
  Zymogenetics*                           23,300            392
                                                     -----------
                                                        198,445
                                                     -----------
INDUSTRIALS -- 14.4%
  Aaon*                                    3,300             60
  Active Power*                          107,400            372
  Actuant, Cl A (B)*                      15,300            649
  Acuity Brands                           77,770          2,297
  Advisory Board*                         47,000          2,455
  AGCO (B)*                               88,100          1,809
  Airtran Holdings (B)*                   68,000            702
  Alaska Air Group (B)*                   11,700            395
  Albany International, Cl A (B)          95,970          3,457
  Alderwoods Group*                        7,900            127
  Alliant Techsystems (B)*                17,300          1,331
  American Ecology                        35,300            693
  American Science & Engineering (B)*     11,000            696
  AMN Healthcare Services*                84,700          1,309
  AO Smith                                91,290          2,569
  Applied Industrial Technologies         33,700          1,210
  Arkansas Best                           29,400            990
  Arlington Tankers                       75,000          1,688
  Armor Holdings*                         32,400          1,374
  Aviall (B)*                             38,700          1,316
  Banta                                  121,740          5,959
  Beacon Roofing Supply*                  14,400            468
  BearingPoint (B)*                      290,000          2,372
  Blount International*                  113,690          2,046
  Briggs & Stratton                       51,280          1,892
  Brink's                                101,500          4,078
  Bucyrus International, Cl A             20,500            925
  Building Material Holding               19,100          1,785
  Cadmus Communications                   13,190            268
  Calgon Carbon                           49,000            390
  Cascade                                 15,800            717
  CDI                                     53,500          1,442
  Ceradyne (B)*                           12,100            382
  CIRCOR International                    45,800          1,203
  Clean Harbors (B)*                      34,700            968
  CNH Global                              74,540          1,615
  Collectors Universe*                    95,200          1,368
  Consolidated Graphics*                   9,900            382
  Corinthian Colleges (B)*               114,700          1,454
  Corporate Executive Board               14,596          1,179
  CoStar Group*                           27,800          1,300
  Courier                                 17,945            662
  CPI Aerostructures*                     37,680            377
  Crane                                    3,000             89
  DiamondCluster International*          134,500          1,356
  DRS Technologies                        17,900            921
  Dycom Industries*                       86,700          1,536
  Eagle Materials (B)                      4,100            462
  EDO                                     44,950          1,263
  EMCOR Group*                            14,500            800
  Energy Conversion Devices (B)*          31,905          1,107
  Engineered Support Systems              44,950          1,533
  ESCO Technologies*                      15,555          1,613
  Esterline Technologies (B)*              8,400            367
  ExpressJet Holdings*                    74,500            709
  Federal Signal                          49,360            844
  Flowserve*                              30,000          1,114
  Franklin Electric                        6,600            279
  Gardner Denver*                         24,500          1,025
  GATX (B)                               134,300          5,443
  General Cable*                         105,000          1,647
  Genlyte Group*                          12,000            591
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Geo Group*                               8,800     $      246
  Global Power Equipment Group*           79,000            616
  GrafTech International*                249,860          1,484
  Griffon (B)*                           141,690          3,633
  Grupo TMM ADR, Cl A*                   142,600            442
  Harsco                                  39,800          2,334
  Heidrick & Struggles International*     45,300          1,496
  HUB Group, Cl A (B)*                    68,780          2,218
  Hughes Supply (B)                       28,450            900
  IKON Office Solutions                  135,800          1,370
  Imagistics International*                5,700            191
  Innovative Solutions & Support*         37,702            636
  Insituform Technologies, Cl A*          45,740            947
  Integrated Electrical Services (B)*     44,620            131
  Intermagnetics General*                 74,110          2,165
  iPayment*                               31,800          1,235
  Iron Mountain (B)*                      42,150          1,454
  JLG Industries (B)                       3,400            111
  John H. Harland                          9,700            407
  Joy Global                              54,777          2,618
  K&F Industries Holdings (B)*            81,400          1,384
  Kadant*                                 41,240            804
  Kansas City Southern (B)*              124,490          2,503
  Kaydon                                 103,610          2,995
  Kenexa*                                 93,572          1,273
  Kennametal                              54,300          2,533
  Kirby*                                  29,200          1,372
  Knight Transportation (B)               61,450          1,456
  Korn/Ferry International*                4,500             89
  Labor Ready*                           103,220          2,345
  Laidlaw International*                 153,900          3,809
  Lennox International                    98,300          2,398
  Lincoln Electric Holdings (B)           55,800          2,103
  LKQ*                                    42,300          1,323
  LSI Industries                           1,060             16
  M/I Homes                               40,900          2,305
  Manitowoc                               28,100          1,309
  Marten Transport*                        7,900            194
  Medical Staffing Network
    Holdings (B)*                        124,000            717
  Mercury Computer Systems*               44,500          1,163
  Milacron*                              241,948            462
  Mine Safety Appliances (B)               6,900            272
  Mobile Mini*                             2,500            105
  Moog, Cl A (B)*                         60,213          1,897
  MTC Technologies*                       25,200            861
  Mueller Industries                      28,700            752
  Navigant Consulting*                   128,500          2,485
  Navistar International (B)*             47,700          1,524
  NCI Building Systems*                   52,600          1,983
  NCO Group*                              21,300            447
  Nordson                                 15,800            561
  Old Dominion Freight Line*              42,300          1,353
  Orbital Sciences (B)*                   75,800            908
  Pall                                    95,800          2,740
  Pinnacle Airlines (B)*                  31,600            305
  Quality Distribution*                   25,480            210
  R.H. Donnelley*                         12,100            778
  RailAmerica*                            26,300            304
  Regal-Beloit (B)                        37,070          1,237
  Rent-Way*                               54,300            402
  Republic Airways Holdings*              23,600            317
  Resources Connection (B)*               89,400          2,593
  Ritchie Bros. Auctioneers               41,500          1,739
  Robbins & Myers (B)                     45,720          1,003
  Ryder System                           124,100          4,355
  Sauer-Danfoss                            7,100            133

----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  School Specialty (B)*                   27,820     $    1,333
  SCS Transportation*                     16,410            263
  Simpson Manufacturing                  111,700          4,159
  Skywest                                 88,300          2,094
  Source Interlink*                       66,390            817
  Sourcecorp*                             63,900          1,309
  SPX (B)                                 23,700          1,079
  Stewart Enterprises, Cl A              268,900          1,866
  Strayer Education                       26,300          2,654
  Sun Hydraulics (B)                      17,100            342
  Surebeam, Cl A (B)*                    513,125              1
  Sypris Solutions                        89,500          1,074
  Tecumseh Products, Cl A                 61,800          1,645
  Teledyne Technologies*                  33,400          1,290
  TeleTech Holdings (B)*                  61,000            517
  Terex*                                  23,500          1,146
  Tetra Tech*                            161,980          2,554
  Thomas & Betts*                         26,800            952
  TNS*                                     7,100            160
  Toro (B)                                15,100            586
  Triumph Group*                          10,100            397
  Unifirst                                51,500          2,023
  United Rentals (B)*                    215,500          3,890
  United Stationers*                      23,100          1,083
  Universal Display (B)*                  13,000            170
  Universal Forest Products (B)           73,400          3,995
  Universal Truckload Services*           79,200          1,369
  USA Truck*                              18,200            438
  Valmont Industries                      38,800          1,116
  Ventiv Health*                          88,180          2,002
  Volt Information Sciences*               8,200            186
  Wabash National                         18,800            391
  Wabtec                                  41,975          1,091
  Walter Industries (B)                   92,000          4,036
  Washington Group International (B)*     43,800          2,314
  Watson Wyatt Holdings                  130,200          3,551
  Woodward Governor                       27,400          2,234
  Wright Express (B)*                     79,000          1,738
  Yellow Roadway (B)*                      7,516            352
  York International                      47,800          2,743
                                                     -----------
                                                        228,841
                                                     -----------
INFORMATION TECHNOLOGY -- 19.2%
  Actel*                                   7,400            102
  Adaptec (B)*                           448,100          1,488
  Advanced Digital Information*          153,900          1,374
  Advanced Energy Industries*             11,300            135
  Aeroflex*                              187,400          1,741
  Agile Software*                        138,600            920
  Agilysys                                64,900          1,165
  Akamai Technologies*                   242,900          3,362
  Alliance Semiconductor*                122,400            328
  Altera (B)*                            193,200          4,225
  Altiris (B)*                            97,700          1,275
  American Reprographics*                103,200          1,753
  Ansoft*                                  6,800            179
  Ansys*                                  38,740          1,462
  aQuantive (B)*                         312,670          5,647
  Arris Group*                           243,900          2,559
  Aspen Technology (B)*                  172,500            866
  Asyst Technologies*                    308,300          1,483
  Atari (B)*                             327,100            415
  ATMI (B)*                               25,759            794
  Avid Technology (B)*                    53,700          2,006
  Avnet (B)*                              48,640          1,218
  Axcelis Technologies*                   90,600            535
  Bel Fuse, Cl B                           6,700            216
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Belden CDT (B)                         112,440     $    2,412
  Bell Microproducts (B)*                 13,900            141
  BISYS Group*                           134,380          2,006
  Black Box                               73,000          3,137
  Blackbaud                              107,031          1,403
  Borland Software*                      228,400          1,396
  Brooks Automation (B)*                 267,000          3,791
  Cabot Microelectronics (B)*             14,100            420
  Checkpoint Systems (B)*                 36,100            789
  Ciber*                                 111,500            874
  CNET Networks*                          80,900          1,082
  Cognex                                  51,764          1,540
  Coherent*                               53,090          1,688
  Cohu                                     4,700            115
  Corillian*                             328,700          1,068
  Credence Systems (B)*                  546,820          4,850
  CSG Systems International*             130,700          2,665
  Cymer (B)*                             109,100          3,655
  Daktronics                              22,900            501
  Digimarc*                              299,600          1,983
  Digital Insight (B)*                    49,035          1,326
  Digital River (B)*                       9,000            342
  Digitas (B)*                           162,000          1,899
  Diodes*                                 49,505          1,795
  Dot Hill Systems*                      251,000          1,468
  E.piphany*                             190,800            798
  Earthlink (B)*                         618,600          6,038
  Electronics for Imaging (B)*            26,800            531
  Emulex (B)*                            175,100          3,773
  Entegris*                               87,292            914
  EPIQ Systems*                           12,500            230
  F5 Networks (B)*                        31,500          1,301
  Fairchild Semiconductor
    International (B)*                   145,600          2,453
  Fargo Electronics*                      24,405            444
  FEI*                                   129,600          2,713
  Formfactor*                             44,700          1,215
  Foundry Networks*                       86,300          1,010
  Gartner*                               133,600          1,502
  Genesis Microchip (B)*                 113,600          2,987
  Global Imaging Systems*                 11,500            380
  GSI Commerce (B)*                       67,374          1,213
  Harmonic*                              233,400          1,377
  Hittite Microwave*                       9,500            195
  Homestore*                             572,100          2,174
  Hutchinson Technology (B)*             145,800          3,849
  Hypercom*                               92,800            589
  Hyperion Solutions*                     14,300            620
  Identix*                               273,500          1,348
  Imation                                 52,500          2,211
  Immersion (B)*                         448,948          2,532
  InFocus (B)*                           124,900            446
  InPhonic (B)*                           66,400          1,019
  Integrated Circuit Systems*             38,300            807
  Integrated Device Technology (B)*      167,100          1,788
  Intermix Media (B)*                    121,200          1,439
  International Rectifier (B)*             9,700            467
  Internet Security Systems (B)*          61,600          1,400
  Intervideo*                             31,300            313
  InterVoice*                             39,500            370
  Interwoven*                            159,500          1,276
  Intrado*                                11,600            174
  Iomega (B)                             348,800          1,113
  IXYS*                                   30,300            314
  Jupitermedia*                          234,000          3,908
  Kanbay International*                   29,200            651
  Keane*                                 109,400          1,258

----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Keynote Systems*                        94,900     $    1,245
  KFX (B)*                                88,500          1,420
  Komag (B)*                             149,175          4,976
  Lattice Semiconductor*                 941,500          4,180
  Lawson Software (B)*                   269,700          1,748
  Leadis Technology*                     204,900          1,467
  LeCroy*                                 75,000          1,111
  Lionbridge Technologies*               163,800          1,101
  Littelfuse*                             32,070            892
  LivePerson*                            127,400            414
  LTX (B)*                               177,500            756
  Macrovision*                           100,900          1,867
  Magma Design Automation (B)*            39,200            347
  Manhattan Associates*                   98,600          2,084
  Matrixone*                             240,300          1,098
  Mattson Technology*                    157,100          1,492
  MAXIMUS                                 62,300          2,346
  Maxtor*                                442,400          2,150
  McData, Cl A*                          107,400            578
  Mentor Graphics*                       163,900          1,398
  Merix (B)*                              99,600            612
  Methode Electronics*                   161,030          1,984
  Micrel (B)*                             51,900            654
  Micromuse (B)*                         214,153          1,428
  Micros Systems*                         80,385          3,584
  Microsemi*                             126,465          3,047
  MKS Instruments*                         9,600            171
  Monolithic Power Systems*               13,100            105
  Motive*                                129,600            832
  MTS Systems                             18,900            779
  Multi-Fineline Electronix (B)*          46,415          1,186
  Netease.com ADR (B)*                     7,300            530
  Netgear (B)*                            14,200            315
  Newport*                                57,000            760
  O2Micro International*                 162,400          2,717
  Omnivision Technologies (B)*            74,100          1,086
  Open Solutions (B)*                     37,200            840
  Openwave Systems*                       29,500            508
  OSI Systems (B)*                        97,100          1,619
  Palm (B)*                               17,400            595
  Parametric Technology*                 283,000          1,715
  Paxar*                                  29,700            559
  Per-Se Technologies*                    31,000            598
  Perot Systems, Cl A*                    62,000            893
  Phoenix Technologies*                   30,000            224
  Photronics (B)*                        200,300          4,160
  Pixelworks*                            462,000          3,405
  Plantronics                             85,300          2,781
  PLX Technology*                        293,508          2,777
  Polycom*                               403,500          7,186
  Pomeroy IT Solutions (B)*               30,310            391
  Power Integrations*                     69,500          1,537
  Powerwave Technologies (B)*            150,340          1,576
  ProQuest*                               80,100          2,881
  Quanta Capital Holdings*               122,580            773
  Quantum (B)*                         1,129,300          3,241
  Quest Software (B)*                     13,600            184
  Radisys*                                78,200          1,460
  RADWARE*                                31,200            510
  Red Hat (B)*                           242,100          3,440
  Redback Networks (B)*                   79,900            722
  Richardson Electronics                 100,590            785
  RightNow Technologies (B)*              78,700            907
  Rimage*                                  6,400            154
  RSA Security (B)*                      292,500          3,843
  Rudolph Technologies*                  127,200          1,866
  ScanSoft (B)*                          414,400          2,043

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  Seachange International (B)*           214,900     $    1,315
  Secure Computing*                      198,300          2,286
  Semtech*                                38,200            625
  Serena Software (B)*                   110,500          2,086
  Sigmatel*                               67,200          1,300
  Silicon Image*                          26,300            272
  Sina (B)*                               18,000            518
  Sirf Technology Holdings (B)*          223,860          5,686
  Skyworks Solutions*                    373,400          2,815
  Solectron*                             538,000          2,206
  Spatialight (B)*                       300,000          1,467
  SS&C Technologies                       29,400          1,073
  STATS ChipPAC ADR (B)*                 162,923          1,038
  Storage Technology*                     51,700          1,910
  Stratasys*                              33,500            949
  SupportSoft*                           178,300            863
  Sybase (B)*                            170,320          3,803
  Symbol Technologies                     16,600            152
  Synopsys*                               45,560            866
  Tessera Technologies (B)*              129,100          4,284
  THQ (B)*                                16,070            540
  TIBCO Software (B)*                    650,700          4,971
  TradeStation Group*                    142,000          1,274
  Trident Microsystems*                   54,675          1,920
  Triquint Semiconductor*                690,100          2,664
  TTM Technologies*                       15,300            118
  Ultra Clean Holdings*                  128,838            773
  Unisys*                                292,700          1,946
  United Online                          180,600          2,353
  Utstarcom (B)*                          68,800            530
  WatchGuard Technologies*                75,400            332
  Wavecom ADR*                            58,137            706
  WebEx Communications*                   31,500            812
  webMethods*                            139,800            952
  Websense (B)*                           43,600          2,175
  Western Digital*                       186,500          2,583
  Wind River Systems*                     44,900            590
  Zoran*                                  71,400          1,125
                                                     -----------
                                                        305,245
                                                     -----------
MATERIALS -- 4.3%
  Airgas                                  30,000            844
  AK Steel Holding (B)*                  166,700          1,317
  Albemarle (B)                           69,800          2,534
  Alpha Natural Resources (B)*            58,100          1,733
  Apex Silver Mines (B)*                  14,200            186
  Aptargroup                              62,270          3,097
  Arch Chemicals                          51,560          1,277
  Arch Coal                               46,000          2,953
  Balchem                                  2,700             83
  Bowater (B)                             25,400            788
  Buckeye Technologies*                  109,900            963
  Cambrex                                 41,600            791
  Carpenter Technology                    40,665          2,265
  Chesapeake                               4,100             80
  Cleveland-Cliffs (B)                    24,900          1,770
  Constar International*                  91,398            238
  Crown Holdings*                        161,800          2,733
  Cytec Industries                        69,500          3,308
  Ferro                                   29,400            558
  FMC*                                    16,900            963
  Foundation Coal Holdings                78,000          2,781
  Georgia Gulf                            21,900            611
  Greif, Cl A                             15,800            930
  H.B. Fuller                             35,900          1,178
  Hercules (B)*                          147,300          1,878
  Jacuzzi Brands*                        185,200          1,524

----------------------------------------------------------------
                                                   Value
Description                         Shares         ($ Thousands)
----------------------------------------------------------------
  James River Coal*                       12,800     $      634
  Massey Energy (B)                       32,000          1,625
  Mosaic (B)*                             70,700          1,142
  Neenah Paper                            30,200            915
  NewMarket*                             106,049          1,758
  NS Group (B)*                           30,100          1,253
  Octel                                   33,700            579
  Olin                                    65,340          1,220
  OM Group*                               57,700          1,124
  Oregon Steel Mills*                     33,400            751
  Packaging of America                    21,000            440
  Quanex                                  48,200          2,965
  Reliance Steel & Aluminum                9,400            451
  Rock-Tenn, Cl A                         92,500          1,410
  Schnitzer Steel Industries, Cl A (B)    38,000          1,087
  Schweitzer-Mauduit International        80,558          1,854
  Silgan Holdings                         44,300          2,668
  Steel Dynamics (B)                     106,500          3,358
  Symyx Technologies (B)*                 99,600          2,788
  Terra Industries*                       99,300            725
  USG (B)*                                13,700            861
  Wellman                                114,800            798
  Wheeling-Pittsburgh (B)*               100,700          1,675
                                                     -----------
                                                         69,464
                                                     -----------
TELECOMMUNICATION SERVICES -- 1.4%
  Alamosa Holdings (B)*                  124,020          2,146
  Applied Signal Technology               28,400            542
  Aspect Communications*                  90,000          1,035
  Commonwealth Telephone
     Enterprises                          12,130            488
  CommScope*                              43,300            810
  Comtech Telecommunications (B)*         45,600          1,601
  CT Communications                        4,700             54
  Dobson Communications, Cl A*            79,400            604
  EFJ*                                   117,125          1,001
  Fairpoint Communications (B)           151,000          2,427
  IDT*                                    44,700            582
  IDT, Cl B (B)*                          43,700            578
  Jamdat Mobile (B)*                      58,200          1,385
  NeuStar, Cl A*                           7,700            212
  New Skies Satellites Holdings           65,000          1,457
  NMS Communications*                    168,800            557
  North Pittsburgh Systems                 4,700             95
  Novatel Wireless (B)*                   68,300            824
  Premiere Global Services*               71,200            649
  Saga Communications, Cl A*               6,800             99
  SBA Communications, Cl A*              165,305          2,488
  Symmetricom (B)*                       220,100          1,910
  Syniverse Holdings*                     14,500            227
  Talk America Holdings*                  60,700            557
  Ubiquitel*                              70,300            609
                                                     -----------
                                                         22,937
                                                     -----------
UTILITIES -- 2.0%
  AGL Resources                           35,170          1,314
  Allete                                  24,600          1,113
  Avista                                 106,200          2,064
  Black Hills                             18,300            762
  Cascade Natural Gas                     38,890            813
  Centerpoint Energy (B)                  89,500          1,272
  Cleco (B)                               52,700          1,212
  CMS Energy (B)*                        125,600          2,022
  El Paso Electric (B)*                   56,900          1,193
  Energen                                  8,800            337
  Idacorp                                 40,530          1,244

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                              Shares/Face Amount   Value
Description                   ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  ITC Holdings (B)*                       34,800     $      949
  Laclede Group                           12,300            398
  Nicor (B)                               53,300          2,207
  NorthWestern                            48,300          1,506
  Oneok (B)                               34,400          1,170
  Ormat Technologies                       2,100             46
  Pico Holdings*                          60,358          1,857
  PNM Resources                          165,200          4,887
  UIL Holdings                            42,000          2,224
  Westar Energy                           68,070          1,635
  WGL Holdings (B)                        21,480            706
  Wisconsin Energy                        32,630          1,278
                                                     -----------
                                                         32,209
                                                     -----------
Total Common Stock
  (Cost $1,290,221) ($ Thousands)                     1,525,565
                                                     -----------
FOREIGN STOCK  -- 1.3%
  Aries Maritime Transport*              116,000          1,761
  Canaccord Capital                      160,000          1,445
  China Medical Technologies ADR*         37,300            755
  Compton Petroleum*                      90,000          1,076
  Deer Creek Energy*                     107,000          2,243
  Dundee Wealth Management               134,710          1,110
  Dundee +                                45,500          1,025
  First Quantum Minerals                  99,000          2,115
  Granded Cache Coal*                    217,600          1,703
  Net 1 UEPS Technologies*                36,300            898
  OPTI Canada*                            83,000          2,544
  Railpower Technologies*                310,900          1,099
  Synenco Energy*                         27,419            323
  Western Oil Sands, Cl A*                95,000          2,347
                                                     -----------
Total Foreign Stock
  (Cost $15,279) ($ Thousands)                           20,444
                                                     -----------
EXCHANGE TRADED FUND  -- 0.2%
  iShares Russell 2000 Index Fund (B)     47,040          3,129
                                                     -----------
Total Exchange Traded Fund
  (Cost $2,646) ($ Thousands)                             3,129
                                                     -----------
                                    Number of
                                    Warrants
WARRANTS  -- 0.0%
  Parkervision,
    Expires 03/10/10 (E)*                  7,500             15
  Washington Mutual (D)*                 279,461             48
                                                     -----------
Total Warrants
  (Cost $58) ($ Thousands)                                   63
                                                     -----------
RIGHTS  -- 0.0%
  Bank United (I)*                        27,200             --
                                                     -----------
Total Rights
  (Cost $4) ($ Thousands)                                    --
                                                     -----------
CORPORATE OBLIGATIONS (C) (H) -- 12.1%

FINANCIALS -- 12.1%
  ASIF Global Financing XV (J)
    3.528%, 09/02/05                     $   559            559
  Allstate Life Global Funding II
    MTN (J)
    3.561%, 09/15/06                       2,770          2,770

----------------------------------------------------------------
                                    Face Amount    Value
Description                         ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  American General Finance (J)
    3.571%, 09/15/06                     $ 8,732     $    8,731
  American General Finance MTN,
    Ser F
    3.903%, 07/14/06                         602            612
  Bear Stearns EXL
    3.581%, 09/15/06                      10,719         10,719
  CCN Bluegrass (J)
    3.658%, 08/18/06                       3,914          3,914
  CIT Group MTN
    3.790%, 05/12/06                      15,055         15,055
    3.714%, 04/19/06                       1,505          1,506
  Caterpillar Financial Services
    MTN, Ser F
    3.670%, 07/10/06                       3,011          3,011
  Countrywide Home Loans MTN,
    Ser A
    3.760%, 07/31/06                       3,011          3,011
    3.509%, 03/21/06                       4,938          4,938
  Countrywide Home Loans MTN,
    Ser M
    3.760%, 01/31/06                       1,325          1,325
    3.440%, 11/30/05                       6,865          6,865
  Dekabank (J)
    3.614%, 08/19/06                      11,140         11,139
  Harrier Finance Funding LLC
    MTN (J)
    3.390%, 09/15/05                       1,746          1,746
  Irish Life & Permanent MTN,
    Ser X (J)
    3.609%, 09/21/06                       8,009          8,008
  Islandsbanki (J)
    3.659%, 09/22/06                       5,119          5,119
  Jackson National Life Funding (J)
    3.510%, 09/01/06                      13,248         13,248
  K2 LLC MTN (J)
    3.354%, 12/12/05                         361            361
  Liberty Lighthouse US Capital
    MTN (J)
    3.530%, 05/10/06                       6,022          6,019
  Morgan Stanley EXL
    3.570%, 10/04/06                       2,108          2,108
  Morgan Stanley EXL, Ser S
    3.524%, 10/03/06                       3,011          3,011
  Nationwide Building Society (J)
    3.559%, 10/06/06                       6,022          6,022
    3.478%, 07/28/06                       3,011          3,011
  Nordbank (J)
    3.620%, 09/22/06                      10,237         10,235
  Northern Rock (J)
    3.544%, 08/03/06                       6,203          6,203
  Pacific Life Global Funding (J)
    3.561%, 09/13/06                       4,516          4,516
  Premium Asset Trust,
    Ser 2004-01 (J)
    3.679%, 02/06/06                       6,263          6,265
  Premium Asset Trust,
    Ser 2004-06 (J)
    3.770%, 06/30/06                       5,721          5,724
  Premium Asset Trust,
    Ser 2004-10 (J)
    3.581%, 08/15/06                       8,431          8,431
  SLM EXL, Ser S (J)
    3.571%, 09/15/06                       6,624          6,624
  SLM MTN, Ser X (J)
    3.609%, 09/20/06                      12,044         12,044

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                    Face Amount    Value
Description                         ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Skandinav Enskilda Bank
    3.578%, 07/18/06                     $ 6,624     $    6,623
  White Pine Finance MTN, Ser 1 (J)
    3.480%, 11/01/05                       2,650          2,649
                                                     -----------
                                                        192,122
                                                     -----------
Total Corporate Obligations
  (Cost $192,122) ($ Thousands)                         192,122
                                                     -----------
ASSET-BACKED SECURITIES (C) (H) (J) -- 4.9%

AUTOMOTIVE -- 0.6%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                       8,249          8,249
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
    3.591%, 03/15/06                         203            203
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1
    3.591%, 07/17/06                       1,048          1,048
                                                     -----------
                                                          9,500
                                                     -----------
MORTGAGE RELATED SECURITIES -- 4.3%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A
    3.609%, 09/20/05                       3,854          3,854
  Blue Heron Funding, Ser 9A, Cl A1
    3.671%, 02/22/06                       6,022          6,022
  CCN Independence IV
    3.643%, 10/17/05                       3,312          3,312
    3.641%, 07/17/06                       2,108          2,108
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.780%, 11/10/05                       3,463          3,463
  Commodore, Ser 2003-2A, Cl A1MM
    3.490%, 12/12/38                       2,770          2,770
  Duke Funding, Ser 2004-6B, Cl
    A1S1
    3.630%, 04/10/06                       4,516          4,516
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.659%, 09/20/05                       8,551          8,551
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    3.691%, 06/25/06                       6,022          6,022
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    3.902%, 11/18/05                       5,299          5,299
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
    3.691%, 11/25/05                       7,832          7,832
  RMAC, Ser 2004-NS3A, Cl A1
    3.570%, 09/12/05                       2,335          2,335
  Saturn Ventures II
    3.619%, 02/07/06                       6,022          6,022
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    3.700%, 03/28/06                       3,888          3,888
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMMC
    3.430%, 09/15/05                       1,084          1,084

----------------------------------------------------------------
                              Shares/Face Amount   Value
Description                   ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMMD
    3.430%, 06/15/06                     $ 1,505     $    1,505
                                                     -----------
                                                         68,583
                                                     -----------
Total Asset-Backed Securities
  (Cost $78,083) ($ Thousands)                           78,083
                                                     -----------
COMMERCIAL PAPER (C) (G) -- 3.1%

FINANCIALS -- 3.1%
  Brahms Funding
    3.658%, 09/22/05                       2,806          2,800
  Broadhollow Funding
    3.637%, 09/21/05                       8,431          8,414
    3.597%, 09/20/05                       3,011          3,005
    3.597%, 09/19/05                       6,022          6,011
  Castle Rock Funding
    3.025%, 06/20/06                       5,616          5,606
  Cre-8 Funding
    3.637%, 09/20/05                       3,613          3,606
  Main Street Warehouse Funding
    3.617%, 09/19/05                         602            601
  Ocala Funding
    3.517%, 09/20/05                       1,544          1,542
  Rams Funding
    3.647%, 09/20/05                       5,689          5,678
    3.617%, 09/19/05                       6,022          6,011
    3.604%, 09/12/05                       5,511          5,505
                                                     -----------
                                                         48,779
                                                     -----------
Total Commercial Paper
  (Cost $48,779) ($ Thousands)                           48,779
                                                     -----------
CASH EQUIVALENTS  -- 1.7%
  First Union Cash Management
    Program                            1,785,952          1,786
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A ++          26,100,565         26,101
                                                     -----------
Total Cash Equivalents
  (Cost $27,887) ($ Thousands)                           27,887
                                                     -----------
MASTER NOTES (C) (H) -- 1.4%
  Bank of America
    3.643%, 09/01/05                      15,055         15,055
  Bear Stearns
    3.738%, 09/01/05                       7,226          7,226
                                                     -----------
                                                         22,281
                                                     -----------
Total Master Notes
  (Cost $22,281) ($ Thousands)                           22,281
                                                     -----------
TIME DEPOSIT (C)  -- 0.9%
  Citigroup
    3.563%, 09/01/05                      15,055         15,055
                                                     -----------
Total Time Deposit
  (Cost $15,055) ($ Thousands)                           15,055
                                                     -----------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund
August 31, 2005


----------------------------------------------------------------
                                    Face Amount    Value
Description                         ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
CERTIFICATES OF DEPOSIT (C) (H) -- 0.8%

FINANCIALS -- 0.8%
  U.S. Trust
    3.696%, 09/14/05                     $ 6,022     $    6,022
  Wells Fargo
    4.010%, 07/24/06                       6,022          6,022
                                                     -----------
                                                         12,044
                                                     -----------
Total Certificates of Deposit
  (Cost $12,044) ($ Thousands)                           12,044
                                                     -----------
U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bills (A)
    3.455%, 11/25/05                       4,065          4,032
                                                     -----------
Total U.S. Treasury Obligation
  (Cost $4,032) ($ Thousands)                             4,032
                                                     -----------
REPURCHASE AGREEMENTS (C) -- 3.4%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $22,584,106
  (collateralized by various U.S.
  Government Obligations, ranging in
  par value $744,304-$12,043,755,
  2.000%-3.875%, 02/13/06-02/22/08,
  with a total market value of
  $23,033,587)                            22,582         22,582
Deutsche Bank
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $602,247
  (collateralized by Freddie Mac
  Discount Note, par value $615,616,
  0.000%, 09/23/05; with a total
  market value of $614,262)                  602            602
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $7,889,442
  (collateralized by various U.S.
  Government Obligations, ranging in
  par value $3,045,504-$6,600,579,
  0.000%-8.125%, 04/15/15-10/15/19;
  with a total market value of
  $8,046,507)                              7,889          7,889
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $24,089,906
  (collateralized by various U.S.
  Government Obligations, ranging in
  par value $2,113,077-$22,016,586,
  4.500%-5.000%, 01/15/14-04/15/15;
  with a total market value of
  $24,569,516)                            24,088         24,088
                                                     -----------
Total Repurchase Agreements
  (Cost $55,161) ($ Thousands)                           55,161
                                                     -----------
Total Investments -- 125.9%
  (Cost $1,763,652) ($ Thousands)                    $2,004,645
                                                     ===========


A summary of the open futures contracts held by the Fund at August 31, 2005, is as follows:

------------------------------------------------------------------------
                             CONTRACT                     UNREALIZED
 TYPE OF     NUMBER OF        VALUE                      APPRECIATION
CONTRACT     CONTRACTS    ($ THOUSANDS)    EXPIRATION    ($ THOUSANDS)
------------------------------------------------------------------------
Russell
2000 Index
E-Mini         395           $26,354        09/17/05        $1,711
                                                            ======

Percentages are based on Net Assets of $1,591,764 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31, 2005 was $414,472 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $423,525 ($ Thousands).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2005 was $2,932 ($ Thousands) and represented 0.18% of Net Assets.
(F) Securities considered illiquid. The total value of such securities as of August 31, 2005 was $5,344 ($ Thousands) and represents 0.34% of Net Assets.
(G) The rate reported is the effective yield at time of purchase.
(H) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(I) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(J) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.
At August 31, 2005, the tax basis cost of the Fund's investments was $1,763,652 ($ Thousands), and the unrealized appreciation and depreciation were $317,746
($ Thousands) and $(76,753) ($ Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 94.5%

CONSUMER DISCRETIONARY -- 15.4%
  1-800 Contacts (B)*                    12,900    $      230
  Abercrombie & Fitch, Cl A              20,300         1,129
  Accuride*                              41,718           624
  Aftermarket Technology*                34,890           600
  America's Car-Mart*                    28,980           593
  American Eagle Outfitters              58,100         1,663
  American Greetings, Cl A (B)           22,600           574
  Ameristar Casinos                       5,900           136
  AnnTaylor Stores (B)*                  66,850         1,711
  Arctic Cat                             22,900           494
  Autoliv                                74,200         3,302
  Autonation*                            29,500           614
  Barnes & Noble (B)*                    16,300           616
  BJ's Wholesale Club (B)*               75,900         2,167
  Black & Decker                          8,600           734
  Bluegreen*                              2,800            49
  Borders Group                          56,500         1,290
  BorgWarner                             24,500         1,432
  Brown Shoe                             15,700           562
  Brunswick                              30,200         1,329
  Buckle                                  4,400           173
  Carter's (B)*                          14,100           767
  Cato, Cl A                             65,550         1,272
  CEC Entertainment*                      6,650           228
  Charming Shoppes*                      76,000           918
  Cheesecake Factory (B)*                40,600         1,286
  Chico's FAS (B)*                       17,954           623
  CKE Restaurants                        19,000           222
  CKX*                                   16,500           229
  Coach*                                100,900         3,349
  Columbia Sportswear (B)*                4,000           186
  Comfort Systems USA*                   93,725           771
  Commercial Vehicle Group*               3,000            62
  Darden Restaurants                     11,100           349
  Design Within Reach (B)*                5,919            68
  DiamondRock Hospitality+ (F)*          38,700           416
  DiamondRock Hospitality+               10,300           123
  Dixie Group*                            1,900            32
  Dollar Thrifty Automotive Group*       28,800           871
  Dollar Tree Stores (B)*                33,500           763
  DSW, Cl A*                             33,200           747
  Eddie Bauer Holdings*                  29,000           780
  Education Management*                  51,000         1,727
  Entercom Communications*               15,182           508
  Fairmont Hotels & Resorts              38,800         1,218
  Finish Line, Cl A                      50,200           724
  Fleetwood Enterprises (B)*             63,500           642
  Fossil (B)*                            34,900           767
  Four Seasons Hotels                    18,000         1,063
  Furniture Brands International (B)     31,600           604
  GameStop, Cl A (B)*                    35,000         1,181
  Gaylord Entertainment (B)*             21,700           924
  Genesco*                               11,800           469
  Gentex (B)                             24,200           414
  Getty Images (B)*                      16,800         1,438
  Gildan Activewear*                     23,900           797
  Goodyear Tire & Rubber (B)*           106,000         1,781
  Gray Television                        38,917           479
  Group 1 Automotive*                    34,800         1,030
  GTECH Holdings                         60,400         1,726
  Handleman                             122,300         1,711
  HOT Topic*                             39,517           613
  Hovnanian Enterprises, Cl A*           20,300         1,221
  ITT Educational Services*              32,900         1,673

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Jack in the Box*                       33,700    $    1,189
  Jakks Pacific (B)*                     14,000           233
  Jarden (B)*                            61,650         2,447
  Jo-Ann Stores*                          3,400            73
  Jones Apparel Group                    27,800           783
  K2 (B)*                                79,400           989
  KB Home (B)                            21,200         1,572
  Kerzner International*                 37,510         2,140
  La Quinta*                            137,000         1,158
  Landry's Restaurants                   38,700         1,131
  Laureate Education*                    33,360         1,396
  Lear (B)                                7,100           268
  Life Time Fitness*                     43,800         1,467
  Lin TV, Cl A (B)*                      55,000           831
  Linens 'N Things*                      39,000           920
  Lions Gate Entertainment (B)*         122,224         1,167
  Lone Star Steakhouse & Saloon (B)      56,965         1,503
  MarineMax*                             14,670           417
  Marvel Enterprises (B)*                16,800           323
  Maytag                                 24,200           457
  Media General, Cl A                    10,755           708
  Movie Gallery (B)                      39,000           702
  MSC Industrial Direct, Cl A            35,400         1,239
  MTR Gaming Group*                      65,900           609
  Multimedia Games (B)*                   3,200            32
  New York*                               9,200           155
  Nexstar Broadcasting Group, Cl A*      46,900           272
  NVR (B)*                                  900           796
  Orange 21*                             87,500           556
  Panera Bread, Cl A (B)*                15,500           864
  Pantry*                                 8,600           309
  Parkervision (B)*                      47,900           243
  Petsmart (B)                           56,000         1,443
  PF Chang's China Bistro (B)*           22,200         1,136
  Pinnacle Entertainment*                39,832           794
  Polaris Industries                     11,700           616
  Polo Ralph Lauren (B)                  18,500           917
  Primedia (B)*                         261,100         1,086
  Quiksilver*                            37,000           564
  RC2*                                   27,800         1,080
  Reader's Digest Association            22,400           364
  Red Robin Gourmet Burgers (B)*         14,900           716
  Reebok International                   49,800         2,804
  Regis (B)                              19,600           803
  Rent-A-Center*                         43,900           887
  Robert Half International              15,500           522
  Royal Caribbean Cruises                19,000           812
  Ruby Tuesday (B)                       20,250           448
  Ryland Group                           25,800         1,867
  Saks (B)                               53,400         1,159
  ShopKo Stores*                         24,900           619
  Sinclair Broadcast Group, Cl A          5,400            51
  Sonic (B)*                             44,400         1,358
  Sonic Solutions (B)*                   77,000         1,522
  Sotheby's Holdings, Cl A*              26,600           463
  Sports Authority (B)*                  57,700         1,864
  Stage Stores*                          33,650           936
  Standard Motor Products (B)            30,400           315
  Standard-Pacific                       18,600           817
  Stanley Works                          25,300         1,157
  Starwood Hotels & Resorts
     Worldwide                           35,800         2,087
  Steinway Musical Instruments*             300             8
  Stride Rite                            60,500           780
  Talbots                                18,890           580
  Technical Olympic USA (B)              42,600         1,242
  Tekelec (B)*                          120,400         2,373
  Tenneco Automotive*                    52,320           949

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Theglobe.com* (F)                     174,400    $       22
  Thor Industries                        23,800           790
  Timberland, Cl A*                      24,200           798
  Tractor Supply*                        17,300           890
  Trans World Entertainment*             53,000           395
  Triarc, Cl A (B)                       64,500         1,056
  TRW Automotive Holdings*                1,600            47
  Tupperware                             32,700           717
  United Auto Group                       1,500            51
  Urban Outfitters*                      34,800         1,937
  Value Line                              7,400           294
  Warnaco Group*                         77,920         1,948
  WESCO International*                   12,100           420
  West Marine*                           39,691           739
  Whirlpool                              21,400         1,627
  Williams-Sonoma (B)*                   41,000         1,650
  Wolverine World Wide (B)               47,500         1,001
  Wynn Resorts (B)*                      29,500         1,408
  XM Satellite Radio Holdings, Cl A (B)*  9,800           345
  Yankee Candle*                         39,700         1,091
  Zale (B)*                              31,082           867
                                                   -----------
                                                      136,975
                                                   -----------
CONSUMER STAPLES -- 2.2%
  American Italian Pasta, Cl A (B)        6,900            76
  Casey's General Stores                 28,141           570
  Chattem*                                9,700           376
  Chiquita Brands International (B)      31,400           791
  Church & Dwight                        22,400           855
  Coca-Cola Bottling Consolidated           500            24
  Energizer Holdings (B)*                36,100         2,343
  Gold Kist (B)*                         52,500           970
  Hansen Natural (B)*                    11,200           556
  J&J Snack Foods                        14,875           892
  Loews--Carolina Group                  16,400           633
  Longs Drug Stores                      33,400         1,416
  Molson Coors Brewing, Cl B             10,600           679
  Nash Finch (B)                         43,994         1,848
  NBTY*                                  32,600           714
  PepsiAmericas                          81,400         2,053
  Pilgrim's Pride (B)                    26,700           905
  Premium Standard Farms                 36,000           521
  Ruddick                                20,230           473
  Sanderson Farms                        13,673           505
  Supervalu                              29,100         1,013
  TreeHouse Foods (B)*                   21,160           637
  Tyson Foods, Cl A                      44,100           784
                                                   -----------
                                                       19,634
                                                   -----------
ENERGY -- 3.8%
  Alon USA Energy*                       18,000           399
  Ashland                                23,500         1,429
  BJ Services (B)                        26,719         1,686
  Cabot Oil & Gas                        21,350           922
  Cal Dive International*                15,300           956
  Callon Petroleum*                       3,700            68
  Clayton Williams Energy*                1,600            60
  Denbury Resources*                     18,500           837
  Encore Acquisition (B)*                27,500           928
  ENSCO International                    16,600           678
  Forest Oil*                             3,000           135
  Frontier Oil                           26,200           960
  Giant Industries*                      12,588           620
  Harvest Natural Resources (B)*         15,200           155
  Houston Exploration*                   16,200           954
  Hydril*                                16,900         1,158

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  KCS Energy*                            33,347    $      771
  LECG*                                  40,700           937
  National Oilwell Varco*                28,597         1,836
  Patterson-UTI Energy                    7,000           238
  Penn Virginia                          17,100           959
  Petroleum Development*                  1,900            72
  Smith International (B)                25,800           896
  Stone Energy*                          28,700         1,504
  Sunoco (B)                             31,600         2,297
  Superior Energy Services*               5,500           121
  Swift Energy*                          57,000         2,618
  Syntroleum (B)*                        46,800           698
  Tesoro                                 36,800         2,127
  Ultra Petroleum*                       13,600           602
  Unit*                                  12,409           646
  Veritas DGC (B)*                       19,599           630
  Vintage Petroleum                      70,700         2,717
  W-H Energy Services*                    9,100           295
  Whiting Petroleum*                     40,400         1,750
                                                   -----------
                                                       33,659
                                                   -----------
FINANCIALS -- 21.2%
  A.G. Edwards (B)                       83,000         3,752
  Aames Investment+ (B)                  38,000           280
  ABC Bancorp                               600            11
  Acadia Realty Trust+                   41,200           729
  Accredited Home Lenders
    Holding (B)*                         40,400         1,618
  Advance America Cash Advance
    Centers                               2,800            40
  Advanta, Cl B                          73,469         2,120
  Affiliated Managers Group (B)*         68,163         4,949
  Alexandria Real Estate Equities+ (B)   15,480         1,269
  Allmerica Financial*                   60,400         2,459
  Amcore Financial                       35,715         1,103
  Amegy Bancorp                          36,534           821
  American Financial Group               20,100           674
  American Home Mortgage
    Investment+                          58,600         1,875
  AmeriCredit*                           17,200           429
  AmerUs Group (B)                       39,666         2,194
  Anchor Bancorp Wisconsin                2,200            67
  Apartment Investment &
    Management, Cl A+                    36,600         1,460
  Arbor Realty Trust+                     5,700           162
  Archstone-Smith Trust+                 45,500         1,834
  Arden Realty+ (B)                      31,500         1,202
  Argonaut Group (B)*                    28,638           713
  Ashford Hospitality Trust+             11,800           136
  Asset Acceptance Capital*               3,700           107
  Associated Bancorp                     17,200           560
  Assured Guaranty                       32,053           718
  Astoria Financial                      33,900           947
  AvalonBay Communities+ (B)             27,500         2,311
  Bancfirst                                 800            68
  Bank of Hawaii                         31,900         1,619
  Bank of the Ozarks                      2,600            87
  Brandywine Realty Trust+               30,200           963
  BRE Properties, Cl A+                  33,700         1,395
  Calamos Asset Management, Cl A         17,600           474
  Camden Property Trust+                 23,200         1,213
  Capital Crossing Bank*                  1,400            52
  Capital of the West                       500            16
  Capital Trust, Cl A+                    1,800            59
  CapitalSource (B)*                     60,250         1,193
  CBL & Associates Properties+           18,200           772
  Cedar Shopping Centers+                 3,500            51
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Center Financial                        5,500    $      140
  Central Coast Bancorp*                    500            10
  Central Pacific Financial              36,570         1,265
  Ceres Group*                           92,260           574
  Chemical Financial                     32,900         1,073
  CIT Group                              29,900         1,354
  City National                          36,800         2,651
  Colonial BancGroup                     30,700           714
  Columbia Banking System                 1,050            28
  Commerce Bancshares                    24,400         1,305
  Commerce Group                          4,600           268
  Commercial Federal                     25,600           868
  Commercial Net Lease Realty+            8,600           172
  Community Bank System                  24,200           572
  Community Trust Bancorp                   700            23
  CompuCredit (B)*                        7,300           306
  Corporate Office Properties
    Trust+ (B)                          106,251         3,702
  Corus Bankshares                        3,800           221
  Crescent Real Estate+                  51,700         1,015
  Delphi Financial Group, Cl A           20,549           968
  Dime Community Bancshares              79,447         1,208
  Downey Financial (B)                   35,600         2,256
  E*Trade Financial*                    185,200         2,963
  East West Bancorp                      28,400           964
  Education Realty Trust+                36,000           664
  Entertainment Properties Trust+         2,500           114
  Equity Inns+                          111,040         1,427
  Equity Office Properties Trust+ (B)    55,700         1,855
  Equity Residential+                    29,800         1,126
  Federal Realty Investment Trust+ (B)   24,400         1,511
  Federated Investors, Cl B               9,400           292
  FelCor Lodging Trust+ (B)*             13,100           200
  First American                          8,800           366
  First Bancorp Puerto Rico               2,000            37
  First Community Bancorp                 2,100            99
  First Financial Holdings                1,100            34
  First Indiana (B)                       1,000            34
  First Midwest Bancorp                  35,930         1,363
  First Niagara Financial Group          72,900         1,033
  First Regional Bancorp*                   200            17
  First Republic Bank                    20,200           727
  FirstFed Financial (B)*                27,816         1,601
  Flagstar Bancorp (B)                   83,914         1,448
  Fremont General                        23,200           529
  Friedman Billings Ramsey Group,
     Cl A+ (B)                          121,700         1,424
  Frontier Financial                     29,800           888
  Gold Banc                              93,400         1,416
  Gramercy Capital+                       1,400            36
  Greater Bay Bancorp                    41,178         1,038
  Hanmi Financial                         8,200           150
  HCC Insurance Holdings                 32,050           854
  Highwoods Properties+ (B)              59,800         1,847
  Horace Mann Educators (B)              78,400         1,535
  Horizon Financial                         600            13
  Host Marriott+ (B)                     99,400         1,739
  HRPT Properties Trust+                207,300         2,653
  Hudson City Bancorp                    57,000           713
  Huntington Bancshares (B)              47,500         1,140
  Huron Consulting Group                 26,026           652
  IMPAC Mortgage Holdings+ (B)           17,400           243
  Independent Bank                       26,598           805
  IndyMac Bancorp (B)                    14,700           586
  Innkeepers USA Trust+                  11,500           181
  Instinet Group*                       170,721           854
  Investment Technology Group*           43,385         1,191
  Irwin Financial                        47,300           993

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  ITLA Capital*                             600    $       32
  JER Investors Trust+*                  15,300           276
  Jones Lang LaSalle*                    10,000           493
  Kansas City Life Insurance             12,000           610
  KNBT Bancorp                           52,500           879
  LandAmerica Financial Group            27,700         1,638
  LaSalle Hotel Properties+               5,900           199
  Lazard, Cl A (B)                       68,800         1,749
  LTC Properties+                         5,500           111
  Macatawa Bank                             805            29
  Macerich+ (B)                          24,200         1,575
  Mack-Cali Realty+                      25,900         1,141
  MAF Bancorp                            24,917         1,070
  Marlin Business Services*              72,132         1,659
  Max Re Capital                         84,900         1,952
  Medical Properties Trust+ (F)          55,500           549
  Medical Properties Trust+ (F)           6,300            62
  Mercantile Bank                           150             7
  MeriStar Hospitality+ (B)*            146,658         1,349
  MFA Mortgage Investments+              58,600           395
  Mid-State Bancshares                    1,300            37
  Montpelier Re Holdings                 28,200           922
  Nara Bancorp                            7,400           103
  Nasdaq Stock Market*                   39,300           924
  National Financial Partners            30,200         1,326
  Navigators Group*                      18,561           688
  Novastar Financial+ (B)                 9,000           308
  Nuveen Investments, Cl A               51,100         1,921
  Ocwen Financial (B)*                    9,400            65
  Ohio Casualty                          40,710         1,028
  Old Second Bancorp                      1,400            43
  Omega Healthcare Investors+             2,400            32
  Online Resources*                      88,637           850
  optionsXpress Holdings (B)*            45,600           782
  Pacific Capital Bancorp                 5,400           169
  PartnerRe                              20,800         1,263
  Patriot Capital Funding*                4,688            64
  Pennsylvania Real Estate Investment
     Trust+                               8,200           354
  PFF Bancorp                            49,524         1,472
  Philadelphia Consolidated Holding*      2,300           179
  Placer Sierra Bancshares                  400            11
  Platinum Underwriters Holdings         23,410           760
  Post Properties+ (B)                   29,200         1,083
  Preferred Bank                         26,500         1,081
  Premierwest Bancorp*                      800            11
  Presidential Life                      23,200           408
  Prologis+ (B)                          54,600         2,376
  Prosperity Bancshares                   1,600            47
  Protective Life                         9,300           382
  Provident Financial Holdings              400            12
  Providian Financial*                   31,100           578
  Public Storage+ (B)                    15,200         1,026
  PXRE Group                             52,600         1,225
  RAIT Investment Trust+                 49,400         1,477
  Ramco-Gershenson Properties+ (B)        3,600           105
  Raymond James Financial                28,065           851
  Rayonier+ (B)                          24,100         1,307
  Reckson Associates Realty+ (B)         51,100         1,694
  Refco (B)*                             19,300           539
  Regency Centers+                       25,700         1,499
  Reinsurance Group of America           12,700           545
  Republic Bancorp (B)                   85,510         1,255
  Selective Insurance Group (B)           2,100            99
  Shurgard Storage Centers, Cl A+        33,600         1,861
  Simon Property Group+ (B)              41,600         3,165
  SL Green Realty+ (B)                   30,600         2,024

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Sovereign Bancorp                     130,300    $    3,039
  Stancorp Financial Group               12,600         1,019
  Sterling Financial, Pennslyvania
    Shares (B)                            1,125            24
  Sterling Financial, Washington
    Shares*                              39,589         1,527
  Stewart Information Services (B)       15,200           731
  Suffolk Bancorp                           400            12
  Sunstone Hotel Investors+              34,200           865
  SVB Financial Group (B)*               51,300         2,413
  TAC Acquisition*                      135,000           807
  Taubman Centers+                       24,400           808
  TierOne                                28,300           799
  Tompkins Trustco                          300            13
  Triad Guaranty*                        12,061           509
  Trustmark                             103,609         2,855
  Trustreet Properties+                  53,300           879
  U-Store-It Trust+                      62,800         1,291
  UICI                                   16,000           494
  United Bankshares (B)                  49,900         1,766
  Unitrin                                41,700         1,925
  Universal American Financial*          73,700         1,691
  UnumProvident (B)                     139,400         2,693
  Vineyard National Bancorp (B)           1,300            39
  Virginia Commerce Bancorp*             37,885         1,016
  Westcorp                                3,700           229
  Western Sierra Bancorp*                   400            14
  Whitney Holding                        39,209         1,212
  Wilmington Trust                        1,000            36
  Wilshire Bancorp                        6,200            91
  Winston Hotels+                         6,500            71
  Wintrust Financial                     30,100         1,551
  World Acceptance (B)*                  23,687           606
  Zenith National Insurance              19,000         1,200
                                                   -----------
                                                      188,501
                                                   -----------
HEALTH CARE -- 12.0%
  Abgenix (B)*                          216,600         2,380
  Affymetrix*                             1,500            74
  Albany Molecular Research*              8,900           148
  Alliance Imaging*                      12,000           111
  Alpharma, Cl A                         76,500         2,036
  American Medical Systems Holdings*      3,800            78
  American Pharmaceutical
    Partners (B)*                        20,800           956
  AMERIGROUP (B)*                        57,139         1,952
  Amsurg*                                25,250           703
  Amylin Pharmaceuticals (B)*            46,600         1,526
  Andrx*                                 81,385         1,476
  Animas (B)*                            65,700         1,143
  Applera--Applied Biosystems
    Group (B)                            51,200         1,101
  Applera--Celera Genomics Group*        48,500           569
  Apria Healthcare Group*                15,900           544
  Ariad Pharmaceuticals (B)*            115,500           959
  Array Biopharma*                       81,800           540
  Aspect Medical Systems (B)*            31,734           963
  Barr Pharmaceuticals (B)*              40,600         1,852
  Barrier Therapeutics (B)*               3,600            33
  Bausch & Lomb                          29,600         2,243
  Beckman Coulter                         5,600           312
  Bio-Rad Laboratories, Cl A (B)*        16,200           894
  Biosite*                               26,900         1,608
  Caraco Pharmaceutical Laboratories*     2,000            18
  Cephalon (B)*                         108,300         4,388
  Cerner (B)*                             8,500           669
  Community Health Systems (B)*          72,600         2,674

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Conmed (B)*                             8,500    $      249
  Connetics (B)*                         28,200           538
  Cooper                                 18,100         1,241
  Cubist Pharmaceuticals (B)*            82,100         1,484
  CV Therapeutics (B)*                  144,400         3,923
  Dade Behring Holdings                  47,000         1,720
  Dendreon (B)*                         130,300           756
  Depomed (B)*                          112,400           591
  DJ Orthopedics*                        68,200         1,893
  Edwards Lifesciences*                  10,200           449
  Encysive Pharmaceuticals (B)*         183,000         2,266
  Endo Pharmaceuticals Holdings (B)*     54,900         1,647
  Endologix*                            120,061           575
  Enzon Pharmaceuticals*                 13,200            92
  Exelixis*                             106,300           796
  Express Scripts (B)*                   24,400         1,412
  First Horizon Pharmaceutical (B)*      75,100         1,552
  Fisher Scientific International (B)*   20,300         1,309
  Gen-Probe*                             21,200           965
  Genesis HealthCare (B)*                11,400           457
  HealthTronics*                         11,400           127
  Henry Schein*                           3,700           154
  Hillenbrand Industries                  1,800            90
  Human Genome Sciences (B)*             52,700           680
  Humana*                                31,600         1,522
  ICOS*                                   2,400            63
  IDX Systems*                           38,700         1,227
  Immucor (B)*                           49,150         1,163
  Incyte (B)*                           112,000           824
  Invacare                               20,315           845
  Invitrogen (B)*                        25,100         2,127
  Kindred Healthcare (B)*                72,047         2,205
  Kinetic Concepts*                         400            22
  King Pharmaceuticals*                  79,500         1,169
  Kos Pharmaceuticals*                    8,500           579
  LifePoint Hospitals*                   13,110           596
  Ligand Pharmaceuticals, Cl B (B)*     151,600         1,190
  Lincare Holdings*                       1,800            76
  Manor Care (B)                         37,600         1,484
  Martek Biosciences (B)*                19,200           979
  Medarex*                               12,500           126
  Medcath*                               18,400           457
  Medicines*                             30,800           681
  Medicis Pharmaceutical, Cl A (B)       58,500         1,990
  Mentor (B)                             13,000           684
  Mettler Toledo International*          10,400           524
  MGI Pharma*                            37,100         1,000
  Micrus Endovascular*                   81,000           984
  Millipore*                             13,700           876
  Nastech Pharmaceutical*                65,600           934
  Nektar Therapeutics (B)*               40,369           690
  Neurocrine Biosciences*                 7,200           330
  Neurometrix*                           47,337         1,318
  New River Pharmaceuticals (B)*         15,700           677
  NitroMed (B)*                          42,400           800
  Nu Skin Enterprises, Cl A              13,900           297
  Nutraceutical International*            1,000            15
  NuVasive*                              66,148         1,258
  OraSure Technologies*                  18,000           167
  Orchid Cellmark (B)*                   76,464           688
  Orthovita (B)*                        130,965           517
  Parexel International*                 19,930           386
  PerkinElmer                            46,800           969
  Pharmion (B)*                          32,500           808
  PolyMedica                             22,000           787
  PRA International*                     21,300           626
  Protein Design Labs (B)*               57,600         1,540

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Radiation Therapy Services (B)*        31,300    $      841
  Renovis*                                2,900            38
  Rigel Pharmaceuticals*                 39,800           801
  Rotech Healthcare*                     26,500           641
  SurModics (B)*                          7,600           282
  Sybron Dental Specialties*             76,370         2,961
  Symmetry Medical*                      36,922           927
  Techne*                                 4,800           273
  Telik*                                 59,100           904
  Triad Hospitals*                       28,100         1,353
  Trimeris (B)*                          71,700           824
  United Therapeutics (B)*                3,100           218
  Universal Health Services, Cl B        15,600           797
  Varian Medical Systems*                27,700         1,103
  Vital Signs                               900            41
  Watson Pharmaceuticals*                37,300         1,286
  West Pharmaceutical Services            5,800           164
  Zymogenetics*                           2,000            34
                                                   -----------
                                                      106,604
                                                   -----------
INDUSTRIALS -- 11.4%
  Aaon*                                     900            16
  Actuant, Cl A (B)*                     14,900           632
  Acuity Brands                          19,200           567
  AGCO (B)*                              44,500           914
  Airtran Holdings (B)*                  53,600           554
  Alaska Air Group (B)*                  46,000         1,551
  Albany International, Cl A             24,700           890
  Alderwoods Group*                       7,800           125
  Alliant Techsystems (B)*               11,800           908
  American Science & Engineering (B)*     8,800           557
  Ametek                                 17,310           697
  AMN Healthcare Services*                3,800            59
  Arlington Tankers                      38,000           855
  Armor Holdings (B)*                    16,000           679
  Artesyn Technologies (B)*              62,162           571
  Aviall (B)*                            22,460           764
  Banta                                  55,750         2,729
  Blount International*                  55,200           994
  Briggs & Stratton                      33,300         1,229
  Bright Horizons Family Solutions*      29,300         1,152
  Brink's                                68,200         2,740
  Bucyrus International, Cl A            16,400           740
  Building Material Holding               6,400           598
  Chicago Bridge & Iron                  36,600         1,135
  Clean Harbors (B)*                      7,200           201
  Consolidated Graphics*                  2,700           104
  Convergys (B)*                         42,800           609
  Corinthian Colleges (B)*               50,500           640
  Corporate Executive Board              15,800         1,276
  CoStar Group*                          21,700         1,015
  Crane                                  12,700           376
  Cummins (B)                            30,500         2,637
  Curtiss-Wright                         15,033           970
  Deluxe                                 12,400           493
  Dycom Industries*                      61,800         1,095
  EDO (B)                                42,705         1,200
  Engineered Support Systems             26,850           916
  EnPro Industries*                      27,700           953
  Esterline Technologies*                 6,600           288
  ExpressJet Holdings*                   88,800           844
  Gardner Denver*                        20,200           845
  GATX (B)                               28,600         1,159
  Genesee & Wyoming, Cl A*               30,949           906
  Geo Group*                              2,400            67
  Goodrich                               34,800         1,594
  Graco                                   2,200            82

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  GrafTech International*               205,990    $    1,224
  Granite Construction                    8,900           332
  Griffon*                               34,900           895
  Harsco                                  8,600           504
  Herman Miller                          54,900         1,641
  HUB Group, Cl A*                       26,780           864
  Infospace (B)*                         32,100           801
  Innovative Solutions & Support*         4,000            67
  Iron Mountain*                         25,000           862
  JB Hunt Transport Services (B)         64,600         1,167
  John H. Harland                        28,100         1,179
  Kenexa*                                63,800           868
  Kennametal                             46,760         2,181
  Labor Ready*                           21,644           492
  Lafarge North America                  42,400         2,923
  Laidlaw International*                152,500         3,774
  Landstar System*                        8,800           320
  Lennox International                   50,500         1,232
  LKQ*                                   24,900           779
  M/I Homes                              14,500           817
  Manpower                               20,700           933
  Mercury Computer Systems*              23,000           601
  Mobile Mini*                           19,044           798
  Monster Worldwide (B)*                 41,000         1,281
  Moog, Cl A*                             2,600            82
  Mueller Industries                     44,700         1,172
  Navigant Consulting (B)*               70,300         1,360
  NCO Group*                              4,700            99
  NN                                      1,800            22
  OMI (B)                                45,344           867
  Oshkosh Truck                          23,100           926
  Pacer International (B)*               35,222           924
  PAM Transportation Services*            1,100            19
  Park-Ohio Holdings*                     1,506            29
  Pinnacle Airlines (B)*                  2,900            28
  R.H. Donnelley*                        26,554         1,707
  RailAmerica*                            7,200            83
  Rent-Way*                              10,900            81
  Republic Airways Holdings*              1,900            25
  Resources Connection (B)*              69,900         2,027
  Ritchie Bros. Auctioneers              18,600           779
  Ryder System                           48,000         1,684
  Sauer-Danfoss                           1,700            32
  Simpson Manufacturing                  15,500           577
  Skywest                                 2,600            62
  Sourcecorp*                            29,600           606
  SPX (B)                                18,400           838
  Steelcase, Cl A                        57,469           844
  Stewart Enterprises, Cl A             112,004           777
  Sun Hydraulics                          4,400            88
  Sypris Solutions                       37,900           455
  TeleTech Holdings (B)*                 13,700           116
  Terex*                                 19,500           951
  Thomas & Betts*                        44,440         1,579
  Timken                                 11,600           341
  TNS*                                    3,700            83
  TurboChef Technologies (B)*            45,100           762
  Unifirst                                3,000           118
  United Rentals (B)*                   182,356         3,291
  United Stationers*                     11,075           519
  Universal Forest Products (B)          12,600           686
  USA Truck*                             29,364           707
  UTI Worldwide                          17,900         1,351
  Wabtec                                 38,978         1,013
  Walter Industries                      27,200         1,193
  Washington Group International (B)*    38,000         2,008
  Watts Water Technologies, Cl A         20,723           702

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Werner Enterprises (B)                 32,525    $      581
  World Air Holdings*                    11,700           118
  Wright Express (B)*                    46,500         1,023
  York International                     39,919         2,291
                                                   -----------
                                                      102,087
                                                   -----------
INFORMATION TECHNOLOGY -- 17.8%
  Adaptec*                              201,000           667
  Aeroflex*                              47,831           444
  Agere Systems*                         74,970           849
  Agilysys                               63,900         1,147
  Akamai Technologies*                  166,000         2,297
  Alliance Data Systems*                  6,400           269
  Altera*                               139,000         3,040
  American Reprographics*                48,400           822
  AMIS Holdings*                         58,900           705
  Amphenol, Cl A                         27,200         1,154
  Ansoft*                                 1,300            34
  answerthink*                           80,208           327
  Anteon International*                  23,080         1,061
  aQuantive*                            156,000         2,817
  Arris Group*                          146,835         1,540
  Arrow Electronics*                      4,500           134
  Aspen Technology (B)*                 159,300           800
  Asyst Technologies*                   127,500           613
  ATI Technologies*                      55,400           675
  ATMI (B)*                              20,732           639
  Avaya (B)*                            320,600         3,270
  Avid Technology (B)*                   51,400         1,920
  Avnet*                                 33,100           829
  Avocent*                               72,000         2,399
  Axcelis Technologies*                  84,900           501
  Bel Fuse, Cl B                          1,500            48
  Benchmark Electronics*                 27,680           806
  BISYS Group*                           30,200           451
  Black Box                              41,900         1,800
  Blackbaud                              44,448           583
  BMC Software*                          61,100         1,222
  Brooks Automation (B)*                128,500         1,825
  C-COR*                                192,740         1,444
  Cadence Design Systems (B)*            69,000         1,105
  CCC Information Services Group*         2,400            62
  Celestica*                             47,900           571
  Ceridian*                              46,200           938
  Certegy (B)                            17,200           591
  Check Point Software Technologies*     47,400         1,069
  Checkfree (B)*                         71,200         2,619
  Citrix Systems*                        31,500           750
  CNET Networks*                        109,900         1,470
  Cognex                                 41,748         1,242
  Coherent*                               6,900           219
  Concur Technologies*                   36,100           428
  Conexant Systems*                     185,900           320
  Credence Systems (B)*                  80,500           714
  Cree (B)*                              76,900         1,972
  CSG Systems International*             18,000           367
  Cymer (B)*                             79,188         2,653
  Cypress Semiconductor (B)*             77,017         1,204
  Digitas (B)*                           59,800           701
  Diodes*                                 6,000           218
  Dot Hill Systems*                      97,000           567
  DST Systems*                           18,000           967
  Earthlink (B)*                        170,200         1,661
  Emulex (B)*                            33,600           724
  Entegris (B)*                          89,880           941
  EPIQ Systems*                           3,200            59
  eResearch Technology*                  36,500           563

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  F5 Networks (B)*                       26,200    $    1,082
  FARO Technologies*                     53,700         1,109
  FEI*                                   70,400         1,473
  Flir Systems*                          13,300           429
  Formfactor*                            27,000           734
  Genesis Microchip*                     16,000           421
  Global Payments (B)                    11,400           750
  GSI Commerce (B)*                      93,900         1,691
  Harris (B)                              5,400           209
  Hutchinson Technology (B)*            129,787         3,426
  Hyperion Solutions*                    17,300           750
  Imation                                14,000           590
  Informatica*                          134,188         1,532
  Ingram Micro, Cl A*                    23,100           404
  Integrated Device Technology (B)*     129,930         1,390
  International Rectifier*                7,200           346
  Intersil, Cl A (B)                    111,600         2,344
  Intervideo*                             6,000            60
  InterVoice*                            11,100           104
  Iomega                                178,500           569
  IXYS*                                   4,400            46
  j2 Global Communications (B)*           5,500           206
  Jack Henry & Associates (B)            59,700         1,169
  Kanbay International*                  23,511           524
  KFX (B)*                               44,000           706
  Komag*                                 11,900           397
  Lam Research (B)*                      47,800         1,515
  Lattice Semiconductor*                288,300         1,280
  Lawson Software (B)*                   88,977           577
  Leadis Technology (B)*                 99,900           715
  LSI Logic*                            194,100         1,871
  Magma Design Automation*                2,400            21
  Manhattan Associates*                  84,100         1,778
  Mattson Technology*                    78,899           750
  MAXIMUS                                37,500         1,412
  Maxtor (B)*                           310,900         1,511
  McAfee (B)*                            10,400           319
  MEMC Electronic Materials*             55,300           932
  Mentor Graphics*                       93,400           797
  Mercury Interactive (B)*               33,700         1,236
  Micrel (B)*                           111,200         1,401
  Micromuse (B)*                        202,140         1,348
  MicroStrategy, Cl A*                      900            69
  MPS Group*                             64,080           709
  Netease.com ADR (B)*                    5,900           429
  Novellus Systems*                      63,000         1,689
  O2Micro International*                 86,300         1,444
  Omnivision Technologies (B)*           36,900           541
  ON Semiconductor*                     123,848           712
  Openwave Systems (B)*                  55,600           957
  OSI Systems (B)*                       52,800           880
  Parametric Technology*                215,714         1,307
  Per-Se Technologies*                    5,100            98
  Perot Systems, Cl A*                  111,700         1,608
  Photronics (B)*                        44,629           927
  Pixelworks*                           175,000         1,290
  Plantronics                            45,800         1,493
  PMC - Sierra*                          30,500           259
  Polycom*                              237,500         4,230
  Progress Software*                      4,600           141
  ProQuest*                              27,300           982
  QAD                                     2,100            17
  Red Hat (B)*                          140,200         1,992
  Reynolds & Reynolds, Cl A              52,700         1,504
  RF Micro Devices (B)*                 267,600         1,753
  RightNow Technologies (B)*             65,300           753
  RSA Security (B)*                      74,500           979

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Sabre Holdings, Cl A                  154,000    $    2,954
  SafeNet (B)*                           34,500         1,104
  Salesforce.com*                        56,400         1,090
  Satyam Computer Services               52,700         1,442
  ScanSoft (B)*                         196,800           970
  Seachange International*               79,500           487
  Serena Software (B)*                   24,100           455
  Sigmatel*                              14,200           275
  Sina (B)*                              14,595           420
  Sirf Technology Holdings (B)*          44,200         1,123
  Spatialight (B)*                      123,900           606
  Standard Microsystems*                 32,390           844
  Stellent*                              61,360           495
  Stratasys (B)*                         30,601           867
  Sybase (B)*                            96,300         2,150
  Synopsys*                              15,000           285
  Teradyne (B)*                         191,200         3,212
  Tessera Technologies*                  35,400         1,175
  THQ (B)*                                9,400           316
  TIBCO Software (B)*                   234,400         1,791
  Transaction Systems Architects*         1,400            38
  TTM Technologies*                      84,100           651
  Unica (B)*                             40,600           504
  Unisys*                                27,900           186
  United Online                         196,000         2,554
  Verity*                                61,900           620
  Western Digital*                      265,000         3,670
                                                   -----------
                                                      158,798
                                                   -----------
MATERIALS -- 4.6%
  Airgas                                 60,295         1,696
  AK Steel Holding (B)*                  48,600           384
  Allegheny Technologies                 37,000         1,022
  Alpha Natural Resources (B)*           18,700           558
  AMCOL International                    38,465           731
  Apex Silver Mines*                      6,200            81
  Aptargroup                             23,100         1,149
  Arch Coal                              52,500         3,370
  Balchem                                   500            15
  Bowater                                30,900           959
  Buckeye Technologies*                  85,500           749
  Cleveland-Cliffs (B)                   13,400           952
  Commercial Metals                      19,712           590
  Crown Holdings*                        58,200           983
  Cytec Industries                       21,328         1,015
  Eastman Chemical                       37,100         1,780
  Ferro                                  13,000           247
  FMC*                                   28,335         1,614
  Foundation Coal Holdings               71,800         2,560
  Greif, Cl A                            21,800         1,283
  Headwaters (B)*                         4,900           189
  Hercules*                              29,900           381
  Hexcel*                                90,614         1,762
  Louisiana-Pacific                      21,700           549
  Lubrizol                               46,000         1,902
  Massey Energy (B)                      16,900           859
  NS Group (B)*                          18,400           766
  OM Group*                              15,200           296
  Owens-Illinois*                        23,500           606
  Peabody Energy (B)                     12,600           903
  PolyOne*                               80,100           544
  Quanex                                 16,350         1,006
  RBC Bearings*                          41,985           676
  RPM International                      34,500           654
  RTI International Metals*              27,560           956
  Schnitzer Steel Industries, Cl A       31,687           906
  Schweitzer-Mauduit International       16,400           378

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Silgan Holdings                         3,400    $      205
  Smurfit-Stone Container*               55,300           610
  Sonoco Products                        25,000           711
  Steel Dynamics                         22,200           700
  Terra Industries*                      21,800           159
  United States Steel (B)                20,500           859
  USG (B)*                               13,000           817
  WCA Waste*                             86,930           708
  Wellman                                78,700           547
  Wheeling-Pittsburgh (B)*               46,600           775
                                                   -----------
                                                       41,162
                                                   -----------
TELECOMMUNICATION SERVICES -- 2.2%
  Alaska Communications Systems
    Group (B)                             8,500            92
  Amdocs*                               120,600         3,540
  American Tower, Cl A*                  79,685         1,900
  Brightpoint (B)*                       55,323         1,586
  Centennial Communications*              6,200            74
  CenturyTel                             60,200         2,161
  Commonwealth Telephone
    Enterprises                          26,800         1,078
  CommScope*                             46,120           862
  Comtech Telecommunications (B)*        10,500           369
  EFJ*                                   25,000           214
  Fairpoint Communications (B)           77,000         1,237
  Iowa Telecommunications
    Services (B)                         35,152           654
  NeuStar, Cl A*                          6,100           168
  New Skies Satellites Holdings          33,000           740
  Nextel Partners, Cl A (B)*             52,300         1,372
  North Pittsburgh Systems                  800            16
  Novatel Wireless (B)*                  83,200         1,004
  Premiere Global Services*              81,362           742
  Saga Communications, Cl A*              2,100            30
  Symmetricom*                           14,400           125
  Syniverse Holdings*                     7,500           118
  Talk America Holdings*                 11,500           105
  Ubiquitel*                            124,300         1,078
  West*                                   2,700           105
                                                   -----------
                                                       19,370
                                                   -----------
UTILITIES -- 3.9%
  AGL Resources                          25,500           952
  Allete                                 14,356           650
  Avista                                 32,400           630
  Black Hills                            66,500         2,770
  Centerpoint Energy (B)                115,800         1,646
  Cleco (B)                               5,400           124
  CMS Energy (B)*                        86,600         1,394
  DPL                                    23,800           642
  Duquesne Light Holdings (B)            45,900           833
  El Paso Electric*                       2,500            52
  Energen                               100,312         3,844
  Idacorp                                18,177           558
  ITC Holdings (B)*                      40,700         1,109
  National Fuel Gas (B)                   5,000           151
  New Jersey Resources                   19,463           914
  Nicor (B)                              40,600         1,681
  Northeast Utilities                    29,800           594
  Northwest Natural Gas                  13,425           494
  NorthWestern                           47,200         1,472
  OGE Energy                             20,500           595
  Otter Tail (B)                         19,070           572
  Pepco Holdings                         11,300           258
  Pinnacle West Capital                  28,700         1,290

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  PNM Resources                          74,450    $    2,202
  Puget Energy                           36,600           833
  Reliant Energy (B)*                    92,300         1,154
  Sempra Energy (B)                      15,000           672
  Southern Union (B)*                    22,050           543
  UGI                                    17,400           481
  UIL Holdings                           10,100           535
  Vectren                                33,701           944
  Westar Energy                          24,200           581
  WGL Holdings (B)                       62,600         2,058
  Wisconsin Energy                       41,400         1,622
                                                   -----------
                                                       34,850
                                                   -----------
Total Common Stock
  (Cost $744,399) ($ Thousands)                       841,640
                                                   -----------
EXCHANGE TRADED FUNDS  -- 0.2%
  Midcap SPDR Trust Ser 1 (B)             8,200         1,070
  Nasdaq-100 Index Tracking Stock (B)    27,400         1,068
                                                   -----------
Total Exchange Traded Funds
  (Cost $2,123) ($ Thousands)                           2,138
                                                   -----------
FOREIGN STOCK  -- 1.1%
  Aries Maritime Transport*              53,000           805
  Canaccord Capital                      76,500           691
  Compton Petroleum*                     35,000           419
  Compton Petroleum*                     10,000           120
  Deer Creek Energy*                     39,000           818
  Dundee Wealth Management               70,700           582
  Dundee +                               27,000           608
  First Quantum Minerals                 50,500         1,079
  Granded Cache Coal*                   110,800           867
  Net 1 UEPS Technologies*               29,100           720
  OPTI Canada*                           40,000         1,226
  Railpower Technologies*               136,100           481
  Synenco Ernergy*                       12,051           142
  Western Oil Sands, Cl A*               45,000         1,112
                                                   -----------
Total Foreign Stock
  (Cost $7,583) ($ Thousands)                           9,670
                                                   -----------
                                    Number of
                                    Warrants
                                    --------
WARRANTS (F) -- 0.0%

  Parkervision*
    Expires 03/10/10                      6,250            12
                                                   -----------
Total Warrants
  (Cost $13) ($ Thousands)                                 12
                                                   -----------
CORPORATE OBLIGATIONS (C) (E) -- 11.9%

FINANCIALS -- 11.9%
  ASIF Global Financing XV
    3.528%, 09/02/05                    $   308           308
  Allstate Life Global Funding II
    MTN (G)
    3.561%, 09/15/06                      1,526         1,526
  American General Finance (G)
    3.571%, 09/15/06                      4,810         4,809
  American General Finance MTN,
    Ser F
    3.903%, 07/14/06                        332           337

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Bear Stearns EXL
    3.581%, 09/15/06                    $ 5,904    $    5,904
  CCN Bluegrass (G)
    3.658%, 08/18/06                      2,156         2,156
  CIT Group MTN
    3.790%, 05/12/06                      8,292         8,292
    3.714%, 04/19/06                        829           830
  Caterpillar Financial Services MTN,
    Ser F
    3.670%, 07/10/06                      1,659         1,659
  Countrywide Home Loans MTN,
    Ser A
    3.760%, 07/31/06                      1,659         1,659
    3.509%, 03/21/06                      2,720         2,720
  Countrywide Home Loans MTN,
    Ser M
    3.760%, 01/31/06                        730           730
    3.440%, 11/30/05                      3,781         3,781
  Dekabank (G)
    3.614%, 08/18/06                      6,136         6,135
  Harrier Finance Funding LLC MTN (G)
    3.390%, 09/15/05                        962           962
  Irish Life & Permanent MTN, Ser X (G)
    3.609%, 09/21/06                      4,412         4,411
  Islandsbanki (G)
    3.659%, 09/22/06                      2,819         2,819
  Jackson National Life Funding
    3.510%, 02/01/06                      7,297         7,297
  K2 LLC MTN (G)
    3.354%, 12/12/05                        199           199
  Liberty Lighthouse US Capital
    MTN (G)
    3.530%, 05/10/06                      3,317         3,315
  Morgan Stanley EXL
    3.570%, 10/04/06                      1,161         1,161
  Morgan Stanley EXL, Ser S
    3.524%, 10/03/06                      1,658         1,658
  Nationwide Building Society
    3.559%, 10/06/06                      3,317         3,317
    3.478%, 07/28/06                      1,658         1,659
  Nordbank (G)
    3.620%, 09/22/06                      5,639         5,638
  Northern Rock (G)
    3.544%, 09/04/06                      3,416         3,416
  Pacific Life Global Funding (G)
    3.561%, 09/13/06                      2,488         2,488
  Premium Asset Trust,
    Ser 2004-01 (G)
    3.679%, 02/06/06                      3,450         3,451
  Premium Asset Trust,
    Ser 2004-06 (G)
    3.770%, 06/30/06                      3,151         3,153
  Premium Asset Trust,
    Ser 2004-10 (G)
    3.581%, 08/15/06                      4,644         4,644
  SLM EXL, Ser S (G)
    3.571%, 09/15/06                      3,649         3,649
  SLM MTN, Ser X (G)
    3.609%, 09/20/06                      6,634         6,634
  Skandinav Enskilda Bank (G)
    3.578%, 07/18/06                      3,649         3,648


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  White Pine Finance MTN, Ser 1 (G)
    3.480%, 11/01/05                    $ 1,459    $    1,459
                                                   -----------
                                                      105,824
                                                   -----------
Total Corporate Obligations
  (Cost $105,824) ($ Thousands)                       105,824
                                                   -----------
ASSET-BACKED SECURITIES (C) (E) (G) -- 4.8%

AUTOMOTIVE -- 0.6%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                      4,544         4,544
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
    3.591%, 03/15/06                        112           112
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1
    3.591%, 07/17/06                        577           577
                                                   -----------
                                                        5,233
                                                   -----------
MORTGAGE RELATED SECURITIES -- 4.2%
  Aire Valley Mortgages,
    Ser 2004-11A, Cl 1A
    3.609%, 09/20/05                      2,123         2,123
  Blue Heron Funding, Ser 9A, Cl A1
    3.671%, 02/22/06                      3,317         3,317
  CCN Independence IV
    3.643%, 10/17/05                      1,824         1,824
    3.641%, 07/17/06                      1,161         1,161
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.780%, 11/10/05                      1,907         1,907
  Commodore, Ser 2003-2A, Cl A1MM
    3.490%, 12/12/38                      1,526         1,526
  Duke Funding, Ser 2004-6B, Cl A1S1
    3.630%, 04/10/06                      2,488         2,488
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.659%, 09/20/05                      4,710         4,710
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    3.691%, 06/25/06                      3,317         3,317
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    3.902%, 11/18/05                      2,919         2,919
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
    3.691%, 11/25/05                      4,314         4,314
  RMAC, Ser 2004-NS3A, Cl A1
    3.570%, 09/12/05                      1,286         1,286
  Saturn Ventures II
    3.619%, 02/07/06                      3,317         3,317
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    3.700%, 03/28/06                      2,142         2,142
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMC
    3.430%, 09/15/05                        597           597

----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    3.430%, 06/15/06                    $   829    $      829
                                                   -----------
                                                       37,777
                                                   -----------
Total Asset-Backed Securities
  (Cost $43,010) ($ Thousands)                         43,010
                                                   -----------
COMMERCIAL PAPER (C) (D) -- 3.0%

FINANCIALS -- 3.0%
  Brahms Funding
    3.658%, 09/22/05                      1,545         1,542
  Broadhollow Funding
    3.637%, 09/21/05                      4,644         4,634
    3.597%, 09/20/05                      1,658         1,655
    3.597%, 09/19/05                      3,317         3,311
  Castle Rock Funding
    3.025%, 06/20/06                      3,094         3,088
  Cre-8 Funding
    3.637%, 09/20/05                      1,990         1,986
  Main Street Warehouse Funding
    3.617%, 09/19/05                        332           331
  Ocala Funding
    3.517%, 09/20/05                        851           849
  Rams Funding
    3.647%, 09/20/05                      3,134         3,128
    3.617%, 09/19/05                      3,317         3,311
    3.604%, 09/12/05                      3,036         3,033
                                                   -----------
                                                       26,868
                                                   -----------
Total Commercial Paper
  (Cost $26,868) ($ Thousands)                         26,868
                                                   -----------
CASH EQUIVALENT  -- 1.7%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A ++        15,511,458        15,511
                                                   -----------
Total Cash Equivalent
  (Cost $15,511) ($ Thousands)                         15,511
                                                   -----------
MASTER NOTES (C) (E) -- 1.4%
  Bank of America
    3.643%, 09/01/05                      8,293         8,293
  Bear Stearns
    3.738%, 09/01/05                      3,980         3,980
                                                   -----------
Total Master Notes
  (Cost $12,273) ($ Thousands)                         12,273
                                                   -----------
TIME DEPOSIT (C) -- 0.9%
  Citigroup
    3.563%, 09/01/05                      8,293         8,293
                                                   -----------
Total Time Deposit
  (Cost $8,293) ($ Thousands)                           8,293
                                                   -----------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.8%
  U.S. Trust
    3.696%, 09/14/05                      3,317         3,317

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Equity Fund
August 31, 2005


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Wells Fargo
    4.010%, 07/24/06                    $ 3,317    $    3,317
                                                   -----------
Total Certificates of Deposit
  (Cost $6,634) ($ Thousands)                           6,634
                                                   -----------
U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bills (A)
    3.455%, 11/25/05                      1,590         1,576
                                                   -----------
Total U.S. Treasury Obligation
  (Cost $1,577) ($ Thousands)                           1,576
                                                   -----------
REPURCHASE AGREEMENTS (C) -- 3.4%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $12,439,718
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $409,976-$6,633,910,
  2.000%-3.875%, 02/13/06-02/22/08,
  with a total market value of
  $12,687,300)                           12,438        12,438
Deutsche Bank
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $331,728
  (collateralized by Freddie Mac
  Discount Note, par value $339,092,
  0.000%, 09/23/05; with
  a total market value of $338,346)         332           332
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $4,345,642
  (collateralized by various U.S.
  Government Obligations, ranging in
  par value $1,677,517-$3,635,714,
  0.000%-8.125%, 04/15/15-10/15/19;
  with a total market value of
  $4,432,156)                             4,345         4,345
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $13,269,139
  (collateralized by various U.S.
  Government Obligations, ranging in
  par value $1,163,919-$12,127,119,
  4.500%-5.000%, 01/15/14-04/15/15;
  with a  total market value of
  $13,533,317)                           13,268        13,268
                                                   -----------
Total Repurchase Agreements
  (Cost $30,383) ($ Thousands)                         30,383
                                                   -----------
Total Investments -- 123.9%
  (Cost $1,004,491) ($ Thousands)                  $1,103,832
                                                   ===========
A summary of the open futures contracts held by the Fund at August 31, 2005, is as follows:
----------------------------------------------------------------------
                              CONTRACT                   UNREALIZED
   TYPE OF      NUMBER OF      VALUE                    APPRECIATION
   CONTRACT     CONTRACTS   ($THOUSANDS)   EXPIRATION   ($THOUSANDS)
----------------------------------------------------------------------
S&P Mid 400        81          $5,769       09/17/05        $231
Index E-Mini

Russell 2000
Index E-Mini       99           6,605       09/17/05         382
                                                            ----
                                                            $613
                                                            ====

Percentages are based on Net Assets of $890,559 ($ Thousands)
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31, 2005 was $229,277 ($Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $233,285 ($Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2005 was $1,061 ($ Thousands) and represents 0.12% of Net Assets.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipts
At August 31, 2005, the tax basis cost of the Fund's investments was $1,004,491 ($ Thousands), and the unrealized appreciation and depreciation were $123,540 ($Thousands) and $(24,199) ($Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 35.4%

CONSUMER DISCRETIONARY -- 1.9%
  COX Communications
    7.875%, 08/15/09                   $    440    $      489
  Comcast
    7.050%, 03/15/33                      1,185         1,382
    6.500%, 01/15/15                      2,130         2,355
    5.500%, 03/15/11                        630           653
  Comcast (K)
    5.650%, 06/15/35                      1,340         1,315
  Comcast Cable Communications
    8.375%, 03/15/13                      3,500         4,229
    6.750%, 01/30/11                      5,950         6,512
    6.375%, 01/30/06                        360           363
  Continental Cablevision
    9.000%, 09/01/08                        710           797
    8.300%, 05/15/06                        875           899
  DaimlerChrysler
    8.500%, 01/18/31                        650           815
    7.450%, 03/01/27                        705           802
    7.300%, 01/15/12                      1,995         2,221
    6.500%, 11/15/13                        190           204
  Federated Department Stores
    6.790%, 07/15/27                        720           807
  Ford Motor
    9.980%, 02/15/47                      3,000         2,827
    6.375%, 02/01/29                      5,500         4,022
  Ford Motor (K)
    7.450%, 07/16/31                      8,625         6,900
  General Motors
    8.250%, 07/15/23                     14,530        12,169
  General Motors (K)
    8.375%, 07/15/33                      3,730         3,133
  Liberty Media (F)
    4.910%, 09/17/06                      2,281         2,297
  Liberty Media (K)
    5.700%, 05/15/13                        705           652
  May Department Stores
    7.875%, 03/01/30                        245           311
    6.700%, 07/15/34                        375           420
  News America
    7.300%, 04/30/28                        475           550
    7.280%, 06/30/28                        725           838
    6.200%, 12/15/34                      1,425         1,477
  News America Holdings
    8.450%, 08/01/34                        270           356
    7.750%, 01/20/24                        395           474
  Pulte Homes
    6.375%, 05/15/33                        410           408
    6.000%, 02/15/35                        355           336
  TCI Communications
    7.875%, 02/15/26                        565           700
  Target
    4.000%, 06/15/13                        355           343
  Time Warner
    8.375%, 07/15/33                      1,995         2,590
    7.700%, 05/01/32                      5,205         6,415
    7.700%, 05/01/32                      1,715         2,114
    7.625%, 04/15/31                        360           439
    7.570%, 02/01/24                      1,630         1,933
    6.875%, 05/01/12                        350           389
  Viacom
    7.875%, 07/30/30                        145           178
  Viacom (K)
    5.625%, 08/15/12                        550           572

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Wal-Mart Stores
    5.250%, 09/01/35                   $  1,200    $    1,211
                                                   -----------
                                                       77,897
                                                   -----------
CONSUMER STAPLES -- 0.3%
  Albertsons
    7.750%, 06/15/26                        595           678
    7.450%, 08/01/29                        295           332
  Altria Group
    7.750%, 01/15/27                      1,765         2,125
  Altria Group (K)
    7.000%, 11/04/13                      1,770         1,977
  Kraft Foods
    6.500%, 11/01/31                        740           858
    5.625%, 11/01/11                        765           809
  Kroger
    7.500%, 04/01/31                        220           265
  Nabisco
    7.550%, 06/15/15                      1,145         1,390
  Philip Morris Capital
    7.500%, 07/16/09                      1,155         1,248
  RJ Reynolds Tobacco Holdings,
    Ser B
    7.750%, 05/15/06                      3,760         3,835
  RJ Reynolds Tobacco Holdings,
    Ser B (K)
    7.875%, 05/15/09                      1,630         1,716
                                                   -----------
                                                       15,233
                                                   -----------
ENERGY -- 1.3%
  Alberta Energy TBA
    7.375%, 11/01/31                        505           646
  Amerada Hess (K)
    7.300%, 08/15/31                      5,725         6,940
  Anadarko Finance, Ser B
    7.500%, 05/01/31                      2,383         3,049
  Apache
    6.250%, 04/15/12                        945         1,049
  BP Canada Finance
    3.625%, 01/15/09                      2,740         2,702
  Canadian National Resources
    5.850%, 02/01/35                      1,220         1,262
  Conoco Funding
    6.950%, 04/15/29                      5,695         7,197
    6.350%, 10/15/11                        430           475
  Conoco Funding (K)
    7.250%, 10/15/31                        885         1,166
  ConocoPhillips
    5.900%, 10/15/32                         10            11
  ConocoPhillips (K)
    4.750%, 10/15/12                      1,880         1,920
  Consolidated Natural Gas, Ser A
    5.000%, 03/01/14                        625           632
  Devon Energy
    7.950%, 04/15/32                      3,725         4,954
  Devon Financing
    7.875%, 09/30/31                        825         1,081
  El Paso
    6.950%, 06/01/28                      2,250         2,002
  El Paso MTN
    7.800%, 08/01/31                      2,100         2,110
  El Paso MTN (K)
    7.750%, 01/15/32                      3,375         3,409
  Encana
    6.500%, 08/15/34                        500           583

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Gazstream (C)
    5.625%, 07/22/13                   $  1,220    $    1,220
  Pemex Project Funding
    Master Trust
    7.375%, 12/15/14                        415           468
  Ras Laffan III
    5.838%, 09/30/27                      1,735         1,798
  Valero Energy
    7.500%, 04/15/32                        490           613
  XTO Energy
    6.250%, 04/15/13                      3,195         3,481
    4.900%, 02/01/14                      1,055         1,053
  XTO Energy (K)
    7.500%, 04/15/12                        630           725
  YPF Sociedad Anonima MTN, Ser A
    7.750%, 08/27/07                      3,000         3,135
                                                   -----------
                                                       53,681
                                                   -----------
FINANCIALS -- 24.4%
  ASIF Global Financing XIX (C)
    4.900%, 01/17/13                      1,150         1,171
  ASIF Global Financing XV
    (F) (J) (L)
    3.528%, 09/02/05                      1,610         1,610
  Aiful (C)
    5.000%, 08/08/10                      1,370         1,382
    4.450%, 02/16/10                        100            99
  Allstate Financial Global
    Funding (C)
    6.150%, 02/01/06                      1,800         1,814
  Allstate Life Global Funding II
    MTN (F) (J) (L)
    3.561%, 09/15/06                      7,980         7,980
  American General Finance
    3.875%, 10/01/09                      1,470         1,436
  American General Finance
    (F) (J) (L)
    3.571%, 09/15/06                     25,155        25,153
  American General Finance MTN,
    Ser F (F) (L)
    3.903%, 07/14/06                      1,734         1,762
  American International Group (K)
    4.250%, 05/15/13                      2,065         2,012
  Apache Finance Canada
    4.375%, 05/15/15                      2,980         2,962
  Arch Capital Group
    7.350%, 05/01/34                      4,525         5,212
  Associates
    6.250%, 11/01/08                        895           946
  Avalonbay Communities MTN
    7.500%, 12/15/10                      1,025         1,158
  BAC Capital Trust VI
    5.625%, 03/08/35                        960           969
  Bae Systems Holdings (C)
    5.200%, 08/15/15                      1,655         1,674
  Bank One
    7.875%, 08/01/10                      4,440         5,089
    3.700%, 01/15/08                      3,850         3,806
  Bank of America
    7.400%, 01/15/11                      3,300         3,750
    5.875%, 02/15/09                      1,835         1,927
    4.500%, 08/01/10                      2,960         2,970
  Bank of America (K)
    3.875%, 01/15/08                        845           839
  Bank of New York
    3.800%, 02/01/08                      1,250         1,238

----------------------------------------------------------------
                                    Face Amount  Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Banponce Trust I, Ser A
    8.327%, 02/01/27                  $   2,410   $     2,591
  Barclays Bank PLC (C)
    6.278%, 12/15/34                        200           205
  Bear Stearns EXL (F) (L)
    3.581%, 09/15/06                     30,881        30,881
  Berkshire Hathaway Financial
    4.125%, 01/15/10                        650           644
    3.400%, 07/02/07                      2,935         2,891
  Boeing Capital
    6.500%, 02/15/12                        340           378
  Boeing Capital (K)
    5.800%, 01/15/13                        315           341
  CCN Bluegrass (F) (L)
    3.658%, 08/18/06                     11,277        11,277
  CIT Group MTN
    4.750%, 08/15/08                      1,080         1,092
  CIT Group MTN (F) (L)
    3.790%, 05/12/06                     43,371        43,371
    3.714%, 04/19/06                      4,337         4,340
  Capital One Bank
    6.700%, 05/15/08                      1,000         1,056
    4.875%, 05/15/08                      5,730         5,793
  Capital One Financial
    8.750%, 02/01/07                      1,701         1,802
  Caterpillar Financial Services MTN,
    Ser F (F) (L)
    3.670%, 07/10/06                      8,674         8,674
  Chase Capital II, Ser B (F)
    4.193%, 02/01/27                        500           470
  Chase Capital III, Ser C (F)
    3.880%, 03/01/27                        840           795
  Citicorp
    7.200%, 06/15/07                        740           778
  Citicorp (B)
    7.750%, 06/15/06                      2,800         2,870
  Citifinancial
    6.250%, 01/01/08                      1,350         1,412
  Citigroup
    6.500%, 01/18/11                      1,475         1,614
    6.200%, 03/15/09                        300           318
    5.500%, 08/09/06                        865           875
    5.000%, 03/06/07                        915           927
    5.000%, 09/15/14                      3,300         3,357
    4.125%, 02/22/10                      5,345         5,284
    3.625%, 02/09/09                      9,360         9,164
  Colonial Realty MTN
    6.980%, 09/26/05                      5,300         5,307
  Countrywide Home Loans MTN,
    Ser A
    4.500%, 06/15/10                        640           637
  Countrywide Home Loans MTN,
    Ser A (F) (L)
    3.760%, 07/31/06                      8,674         8,674
    3.509%, 03/21/06                     14,226        14,226
  Countrywide Home Loans MTN,
    Ser L
    2.875%, 02/15/07                      2,440         2,392
  Countrywide Home Loans MTN,
    Ser M (F) (L)
    3.760%, 01/31/06                      3,817         3,817
    3.440%, 11/30/05                     19,777        19,777
  Credit Suisse First Boston
    London (C)
    9.650%, 03/24/10                      3,201         2,939
    9.650%, 03/24/10                      8,339         7,635
    5.125%, 08/15/15                      4,957         5,045
--------------------------------------------------------------------------------
       SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Credit Suisse First Boston USA
    4.875%, 08/15/10                   $  1,205    $    1,223
  Danske Bank (C)
    5.914%, 12/29/49                      4,000         4,303
  Dekabank (F) (J) (L)
    3.614%, 08/19/06                     32,095        32,090
  Depfa ACS Bank
    4.250%, 08/16/10                      5,700         5,688
  Deutsche Bank
    3.843%, 03/15/07                      2,325         2,315
  Developers Diversified Realty MTN
    7.000%, 03/19/07                      1,100         1,137
  Dryden Investor Trust (C) (H)
    7.157%, 07/23/08                      2,486         2,586
  Duke Capital
    7.500%, 10/01/09                      1,240         1,369
  EOP Operating (K)
    4.650%, 10/01/10                      1,909         1,903
  Eksportsfinans MTN
    3.375%, 01/15/08                      4,950         4,872
  Equity One
    3.875%, 04/15/09                      7,100         6,849
  Equity Residential Properties
    Trust
    6.625%, 03/15/12                      1,705         1,882
  Farmers Exchange Capital (C)
    7.200%, 07/15/48                      2,675         2,899
    7.050%, 07/15/28                      1,563         1,686
  Farmers Insurance Exchange
    Capital (C)
    8.625%, 05/01/24                      4,518         5,597
  First Industrial
    7.600%, 07/15/28                      3,400         4,035
  First Industrial MTN
    7.500%, 12/01/17                      2,765         3,236
  Ford Motor Credit
    7.375%, 10/28/09                     14,440        14,386
    7.250%, 10/25/11                        329           322
    6.625%, 06/16/08                     10,480        10,459
  Ford Motor Credit (K)
    7.875%, 06/15/10                      8,500         8,545
    7.000%, 10/01/13                      1,095         1,050
    5.700%, 01/15/10                      1,405         1,319
  Ford Motor Credit MTN
    7.750%, 02/15/07                      4,435         4,535
  GE Capital Franchise MTN
    6.860%, 06/15/07                      1,100         1,151
  General Electric Capital
    4.125%, 03/04/08                      2,970         2,965
  General Electric Capital MTN,
    Ser A
    6.000%, 06/15/12                      1,570         1,699
    5.450%, 01/15/13                        400           422
    4.875%, 03/04/15                      1,225         1,248
    4.125%, 09/01/09                      7,680         7,631
    3.450%, 07/16/07                      1,030         1,015
    3.450%, 01/15/08                     16,125        16,007
  General Electric Capital MTN,
    Ser A (K)
    3.750%, 12/15/09                        589           576
    3.600%, 10/15/08                      2,775         2,724
  General Motors Acceptance
    8.000%, 11/01/31                      2,567         2,375
    7.250%, 03/02/11                      2,755         2,659
    6.875%, 09/15/11                      1,283         1,215
    6.150%, 04/05/07                      1,510         1,504
    6.125%, 09/15/06                      1,395         1,400
    6.125%, 08/28/07                      9,860         9,797
    6.125%, 01/22/08                        415           408

----------------------------------------------------------------
                                     Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  General Motors Acceptance (F)
    5.530%, 12/01/14                   $  3,582    $    3,116
    4.602%, 09/23/08                        100           95
    4.559%, 07/16/07                      3,340         3,280
  General Motors Acceptance (K)
    7.750%, 01/19/10                      2,370         2,368
    6.750%, 12/01/14                        760           699
    6.125%, 02/01/07                      2,180         2,178
    5.625%, 05/15/09                      7,680         7,307
  General Motors Acceptance
    MTN (F)
    4.677%, 05/18/06                        860           858
  Genworth Financial
    5.750%, 06/15/14                        375           402
  Goldman Sachs Capital I
    6.345%, 02/15/34                        730           782
  Goldman Sachs Group
    6.600%, 01/15/12                      2,630         2,899
    5.125%, 01/15/15                        865           879
  HBOS (C)
    3.125%, 01/12/07                      1,200         1,183
  HBOS Treasury Services (C)
    3.600%, 08/15/07                      1,020         1,008
    3.500%, 11/30/07                      1,680         1,654
  HSBC Finance
    4.750%, 04/15/10                      3,615         3,656
  Harrier Finance Funding LLC MTN
    (F) (J) (L)
    3.390%, 09/15/05                      5,031         5,031
  Highwoods Realty
    7.500%, 04/15/18                      3,888         4,353
    7.125%, 02/01/08                      3,803         3,994
  Household Finance
    8.000%, 07/15/10                      2,330         2,667
    7.000%, 05/15/12                      1,975         2,230
    6.375%, 11/27/12                        365           401
    4.750%, 07/15/13                      1,210         1,209
  Irish Life & Permanent MTN,
    Ser X (F) (J) (L)
    3.609%, 09/21/06                     23,074        23,071
  Islandsbanki (F) (J) (L)
    3.659%, 09/22/06                     14,746        14,746
  JP Morgan Capital Trust II
    7.950%, 02/01/27                        180           195
  JP Morgan Chase
    6.750%, 02/01/11                      1,375         1,519
    5.750%, 01/02/13                      3,670         3,915
    5.250%, 05/30/07                        375           382
    5.125%, 09/15/14                      1,085         1,111
    4.000%, 02/01/08                      1,225         1,218
  JP Morgan Chase Capital XV
    5.875%, 03/15/35                        630           640
  Jackson National Life Funding
    (F) (J) (L)
    3.510%, 09/01/06                     38,167        38,167
  Japan Finance
    4.625%, 04/21/15                      2,400         2,448
  K2 LLC MTN (F) (J) (L)
    3.354%, 12/12/05                      1,041         1,041
  Korea Development Bank
    4.250%, 11/13/07                        560           557
  L-Bank Baden-Wuer Foerderbank
    4.250%, 09/15/10                      4,050         4,062
  Lazard (C)
    7.125%, 05/15/15                      1,635         1,658
  Lehman Brothers
    7.000%, 02/01/08                      3,615         3,831
--------------------------------------------------------------------------------
       SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Liberty Lighthouse US Capital
    MTN (F) (J) (L)
    3.530%, 05/10/06                   $ 17,349    $   17,341
  Liberty Mutual Group (C)
    6.500%, 03/15/35                      1,220         1,207
  Mashantucket Western
    Pequot Tribe (C)
    5.912%, 09/01/21                        370           379
  Massmutual Global Funding II (C)
    2.550%, 07/15/08                      2,570         2,447
  Merrill Lynch MTN, Cl C (K)
    4.250%, 02/08/10                      2,190         2,164
  Merrill Lynch
    7.430%, 09/01/22                         21            22
  Merrill Lynch MTN, Ser B
    3.375%, 09/14/07                      1,650         1,630
  Merrill Lynch MTN, Ser C (F)
    3.330%, 03/12/07                      2,420         2,397
  Met Life Global Funding
    5.700%, 06/15/35                      1,995         2,073
  Met Life Global Funding (C)
    4.750%, 06/20/07                        800           807
  Monumental Global Funding (C)
    5.200%, 01/30/07                        750           759
  Monumental Global Funding II (C)
    3.450%, 11/30/07                      1,100         1,086
  Morgan Stanley
    5.300%, 03/01/13                      2,500         2,579
    4.750%, 04/01/14                      2,535         2,500
    4.000%, 01/15/10                        625           612
  Morgan Stanley EXL (F) (L)
    3.570%, 09/05/06                      6,072         6,072
  Morgan Stanley EXL, Ser S (F) (L)
    3.524%, 09/04/06                      8,674         8,674
  NB Capital Trust IV
    8.250%, 04/15/27                      4,655         5,070
  National Capital Trust II (C)
    5.486%, 12/29/49                      3,207         3,295
  National City Bank
    3.375%, 10/15/07                      1,450         1,433
    3.300%, 05/15/07                        700           689
  Nationwide Building Society (C)
    4.250%, 02/01/10                         10            10
    3.500%, 07/31/07                      2,700         2,662
  Nationwide Building Society
    (F) (J) (L)
    3.559%, 01/06/06                     17,349        17,349
    3.478%, 07/28/06                      8,674         8,675
  Nationwide Mutual Insurance (C)
    8.250%, 12/01/31                      2,000         2,610
    6.600%, 04/15/34                      5,263         5,536
  New York Life Global Funding (C)
    3.875%, 01/15/09                      2,550         2,523
  Nordbank (F) (J) (L)
    3.620%, 09/25/06                     29,493        29,487
  North Front Pass-Through Trust (C)
    5.810%, 12/15/24                      3,900         4,039
  Northern Rock (F) (J) (L)
    3.544%, 09/04/06                     17,869        17,869
  Odyssey Re Holdings
    6.875%, 05/01/15                      2,900         2,973
  PNC Funding
    5.250%, 11/15/15                        980         1,018
  Pacific Life Global Funding
    (F) (J) (L)
    3.561%, 09/13/06                     13,011        13,011

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Pemex Finance
    9.690%, 08/15/09                   $  2,000    $    2,184
  Platinum Underwriters Finance (C)
    7.500%, 06/01/17                      1,100         1,155
  Power Receivables Financial (C)
    6.290%, 01/01/12                      1,450         1,496
  Power Receivables Financial (K)
    6.290%, 01/01/12                      4,594         4,789
  Premium Asset Trust, Ser 2004-01
    (F) (J) (L)
    3.679%, 02/06/06                     18,043        18,050
  Premium Asset Trust, Ser 2004-06
    (F) (J) (L)
    3.770%, 06/30/06                     16,481        16,490
  Premium Asset Trust, Ser 2004-10
    (F) (J) (L)
    3.581%, 09/15/06                     24,288        24,288
  Pricoa Global Funding I (C)
    4.350%, 06/15/08                      1,300         1,299
  Prime Property Funding (C)
    5.600%, 06/15/11                      3,380         3,505
  Progress Capital Holdings MTN (C)
    6.750%, 12/10/07                      3,000         3,131
  Protective Life MTN
    3.700%, 11/24/08                      1,015         1,000
  Prudential Financial MTN, Ser C
    4.750%, 06/13/15                        945           946
  Rabobank Capital Fund II (C) (K)
    5.260%, 12/29/49                        210           215
  Rabobank Capital Fund Trust III (C)
    5.254%, 10/21/16                        440           450
  Residential Capital
    6.375%, 06/30/10                      3,645         3,721
  Resona Preferred Global
    Securites (C)
    7.191%, 07/30/49                        360           381
  Rouse
    5.375%, 11/26/13                        515           500
    3.625%, 03/15/09                        705           665
  Royal Bank of Scotland
    7.648%, 08/31/49                        300           379
  SLM EXL, Ser S (F) (J) (L)
    3.571%, 09/15/06                     19,083        19,083
  SLM MTN, Ser X (F) (J) (L)
    3.609%, 09/20/06                     34,697        34,697
  SLM MTN
    3.625%, 03/17/08                      1,735         1,705
  SLM, Ser CPI (F)
    4.640%, 04/01/09                      4,050         3,998
  Simon Property Group
    5.625%, 08/15/14                        455           474
    4.600%, 06/15/10                        605           602
  Simon Property Group (B)
    5.100%, 06/15/15                      1,030         1,029
  Skandinav Enskilda Bank (F) (J) (L)
    3.578%, 09/18/06                     19,083        19,082
  Spieker Properties
    7.650%, 12/15/10                      1,910         2,193
  Sumitomo Mitsui Banking (C)
    5.625%, 10/15/15                      1,300         1,325
  SunTrust Bank
    4.000%, 10/15/08                      1,390         1,376
    3.625%, 10/15/07                        320           316
  TIAA Global Markets (C)
    5.000%, 03/01/07                      1,500         1,514
    3.875%, 01/22/08                      1,625         1,609

--------------------------------------------------------------------------------
       SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Toyota Motor Credit
    2.875%, 08/01/08                   $  1,970    $    1,900
  UBS Preferred Funding Trust I
    8.622%, 10/29/49                        410           482
  US Bancorp MTN, Ser N
    3.950%, 08/23/07                        250           249
    3.125%, 03/15/08                      1,520         1,479
  US Bank
    4.400%, 08/15/08                      3,300         3,312
    2.870%, 02/01/07                        720           707
    2.400%, 03/12/07                      1,425         1,389
  USAA Capital MTN, Ser B (C)
    4.000%, 12/10/07                      1,500         1,492
  Wachovia
    6.300%, 04/15/28                      1,520         1,598
  Wachovia Bank
    5.500%, 08/01/35                        915           941
  Wachovia Bank (K)
    4.375%, 08/15/08                      2,500         2,509
  Washington Mutual Bank
    5.125%, 01/15/15                        895           906
    4.000%, 01/15/09                        613           605
  Wells Fargo
    5.000%, 11/15/14                      2,675         2,741
    4.625%, 08/09/10                      2,695         2,724
    4.000%, 08/15/08                      3,400         3,378
  Westfield Capital (C)
    4.375%, 11/15/10                      3,900         3,848
  White Pine Finance MTN, Ser 1
    (F) (J) (L)
    3.480%, 11/01/05                      7,633         7,633
  Willis Group North America
    5.625%, 07/15/15                        805           817
  Woodbourne Pass-Through Trust
    (C) (F)
    4.440%, 04/08/49                      2,500         2,494
  World Savings Bank
    4.125%, 03/10/08                      1,325         1,316
  XL Capital
    6.375%, 11/15/24                        705           763
  Zions Bancorporation
    6.000%, 09/15/15                      1,175         1,278
  Zurich Capital Trust I (C)
    8.376%, 06/01/37                      6,000         6,645
                                                   -----------
                                                    1,016,351
                                                   -----------
HEALTH CARE -- 0.3%
  Bristol-Myers Squibb
    6.875%, 08/01/97                        425           525
    5.750%, 10/01/11                        550           587
  HCA (K)
    5.750%, 03/15/14                      6,320         6,246
  Nationwide Health Properties
    6.000%, 05/20/15                        615           630
  Tenet Healthcare
    7.375%, 02/01/13                        221           215
  Wellpoint
    6.375%, 06/15/06                      1,100         1,117
  Wellpoint (K)
    5.950%, 12/15/34                        955         1,045
  Wyeth
    5.500%, 02/01/14                        935           984
                                                   -----------
                                                       11,349
                                                   -----------

----------------------------------------------------------------
                                    Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 2.5%
  Air 2 US (C)
    8.027%, 10/01/19                   $  4,040    $    3,918
  Albemarle
    5.100%, 02/01/15                        320           323
  Alcan
    5.750%, 06/01/35                        430           443
  America West Airlines, Ser 99-1
    7.930%, 01/02/19                      5,549         6,080
  American Airlines, Ser 01-2 (K)
    7.858%, 10/01/11                      2,000         2,119
  American Airlines, Ser 99-1 (K)
    7.024%, 10/15/09                      2,320         2,393
  Belvoir Land (C)
    5.270%, 12/15/47                        900           907
  Burlington North Santa Fe
    7.290%, 06/01/36                        280           363
  Canadian National Railways
    7.375%, 10/15/31                        710           931
    6.900%, 07/15/28                        625           770
    6.250%, 08/01/34                        250           288
  Cedar Brakes I (C)
    8.500%, 02/15/14                      5,200         5,896
  Cedar Brakes II (C)
    9.875%, 09/01/13                      2,000         2,336
  Continental Airlines, Ser 00-1 (K)
    8.048%, 11/01/20                        927           940
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                      1,987         1,998
  Continental Airlines, Ser 00-2 (K)
    7.487%, 10/02/10                      1,270         1,281
  Continental Airlines, Ser 02-1
    6.563%, 02/15/12                      1,400         1,484
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                        300           291
  Continental Airlines, Ser 974A
    6.900%, 01/02/18                      5,460         5,530
  Continental Airlines, Ser 99-2
    7.256%, 03/15/20                        915           959
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                      2,675         2,840
  Delta Air Lines (F)
    4.400%, 01/25/08                      3,737         3,742
  Delta Air Lines, Ser 01-1, Cl A-2 (K)
    7.111%, 09/18/11                        480           461
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                      4,170         4,354
  Delta Air Lines, Ser 02-1, Cl G-2
    6.417%, 07/02/12                      3,740         3,889
  Delta Airlines, Ser 00-1, Cl A2
    7.570%, 11/18/10                      1,720         1,636
  Eastman Kodak (K)
    7.250%, 11/15/13                      2,445         2,480
  Enterprise Products Operations
    4.950%, 06/01/10                      1,025         1,025
  Enterprise Products Operations,
    Ser B
    4.000%, 10/15/07                        800           789
  General Electric
    5.000%, 02/01/13                      1,680         1,725
  Halliburton
    8.750%, 02/15/21                      1,065         1,446
    7.600%, 08/15/96                        525           678
  KB Home
    6.250%, 06/15/15                        415           414

--------------------------------------------------------------------------------
       SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                    Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Lennar (C)
    5.600%, 05/31/15                   $     90    $       91
  Lockheed Martin
    8.500%, 12/01/29                      2,985         4,283
  Newmont Mining
    5.875%, 04/01/35                        755           776
  Norfolk Southern
    7.050%, 05/01/37                        760           952
  Northrop Grumman
    7.750%, 02/15/31                        590           794
  Northwest Airlines, Ser 01-1,
    Cl A-1 (K)
    7.041%, 04/01/22                      1,764         1,721
  Ohana Military LLC, Ser 04I
    6.193%, 04/01/49                        750           876
  Raytheon
    6.000%, 12/15/10                         18            19
    5.500%, 11/15/12                        610           642
    4.500%, 11/15/07                        208           208
  Raytheon (K)
    5.375%, 04/01/13                        405           422
  Tyco International Group
    7.000%, 06/15/28                      2,300         2,786
    6.875%, 01/15/29                      5,420         6,465
    6.375%, 10/15/11                      5,255         5,732
    6.000%, 11/15/13                      1,945         2,103
  US Airways, Cl B (H) (I)
    7.500%, 04/15/08                      3,348            --
  Union Pacific
    6.250%, 05/01/34                        700           793
  United Technologies
    6.500%, 06/01/09                      1,670         1,799
    4.875%, 05/01/15                        675           689
  United Technologies (K)
    5.400%, 05/01/35                      1,125         1,177
  Waste Management
    7.375%, 05/15/29                        895         1,080
    7.125%, 12/15/17                      4,840         5,627
    7.100%, 08/01/26                      1,375         1,607
                                                   -----------
                                                      105,371
                                                   -----------
INFORMATION TECHNOLOGY -- 0.1%
  Electronic Data Systems (K)
    7.125%, 10/15/09                      2,990         3,240
                                                   -----------
MATERIALS -- 0.1%
  Celulosa Arauco (C)
    5.625%, 04/20/15                        610           617
  Codelco (C)
    4.750%, 10/15/14                        900           897
  Georgia-Pacific
    8.875%, 05/15/31                        420           519
  International Paper
    5.500%, 01/15/14                        905           930
  Lubrizol
    5.500%, 10/01/14                        340           352
  Weyerhaeuser
    7.375%, 03/15/32                        315           372
    6.750%, 03/15/12                      1,830         2,015
                                                   -----------
                                                        5,702
                                                   -----------
SOVEREIGN -- 1.2%
  Aid-Israel
    5.500%, 09/18/23                      5,950         6,587
    5.000%, 03/31/30                     11,335        12,954

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Russian Federation
    5.000%, 03/31/30                   $    875    $      997
  United Mexican States
    8.375%, 01/14/11                      5,310         6,191
    8.125%, 12/30/19                        405           500
  United Mexican States MTN
    8.300%, 08/15/31                      2,340         2,966
    6.375%, 01/16/13                        545           587
  United Mexican States MTN,
    Ser A
    7.500%, 04/08/33                     13,599        15,911
    6.750%, 09/27/34                        460           499
  United Mexican States MTN,
    Ser A (K)
    8.000%, 09/24/22                      1,690         2,079
                                                   -----------
                                                       49,271
                                                   -----------
TELECOMMUNICATION SERVICES -- 1.3%
  AT&T
    9.750%, 11/15/31                      1,140         1,493
  AT&T Wireless Services
    8.125%, 05/01/12                      1,255         1,495
    7.350%, 03/01/06                      2,000         2,032
  America Movil (K)
    6.375%, 03/01/35                        995           985
  BellSouth
    4.750%, 11/15/12                        730           736
  BellSouth (C)
    4.258%, 04/26/06                      4,750         4,750
  BellSouth (K)
    5.200%, 09/15/14                      1,440         1,482
  British Telecommunications PLC
    8.875%, 12/15/30                        640           907
    8.375%, 12/15/10                      1,310         1,538
  Clear Channel Communications (K)
    4.250%, 05/15/09                      1,040         1,014
  Deutsche Telekom International
    5.250%, 07/22/13                      2,135         2,203
  Deutsche Telekom International
    Finance
    8.750%, 06/15/30                        500           676
  France Telecom
    8.500%, 03/01/31                        155           217
    7.950%, 03/01/06                      1,745         1,771
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                      1,175         1,460
  New Jersey Bell Telephone
    7.850%, 11/15/29                        740           918
  SBC Communications
    6.450%, 06/15/34                      1,190         1,328
    6.150%, 09/15/34                        100           108
    5.100%, 09/15/14                      1,850         1,882
  SBC Communications (C)
    4.389%, 06/05/21                      4,450         4,449
  Sprint Capital
    8.750%, 03/15/32                      1,920         2,679
    8.375%, 03/15/12                      1,900         2,269
    7.625%, 01/30/11                        605           691
    6.875%, 11/15/28                        335           384
    6.125%, 11/15/08                      1,210         1,270
    6.000%, 01/15/07                      2,105         2,153
  Sprint Capital (G)
    4.780%, 08/17/06                      3,125         3,140
  Telecom Italia Capital
    5.250%, 11/15/13                      2,850         2,896

--------------------------------------------------------------------------------
       SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Telecom Italia Capital (C)
    6.000%, 09/30/34                   $  1,375    $    1,412
    4.950%, 09/30/14                      1,645         1,633
  Telefonica Europe
    7.750%, 09/15/10                        775           887
  Telefonos de Mexico
    5.500%, 01/27/15                        710           713
  Verizon Global Funding
    6.875%, 06/15/12                        465           524
  Verizon Maryland
    5.125%, 06/15/33                        315           296
  Verizon Maryland, Ser A
    6.125%, 03/01/12                         70            75
  Verizon Pennsylvania, Ser A
    5.650%, 11/15/11                         45            47
  Vodafone Group (K)
    5.000%, 12/16/13                        955           977
                                                   -----------
                                                       53,490
                                                   -----------
UTILITIES -- 2.0%
  American Electric Power, Ser C
    5.375%, 03/15/10                      1,812         1,871
  Arizona Public Services
    8.000%, 12/30/15                        890           979
  Cleveland Electric Illumination
    5.650%, 12/15/13                        330           346
  Cogentrix Energy (C)
    8.750%, 10/15/08                      6,200         7,018
  Dominion Resouces, Cl A
    7.195%, 09/15/14                        830           961
  Dominion Resources
    5.700%, 09/17/12                      2,290         2,409
    4.750%, 12/15/10                        740           743
  Dominion Resources (K)
    5.950%, 06/15/35                        785           820
    5.000%, 03/15/13                        625           630
    4.125%, 02/15/08                        250           248
  Dominion Resources, Ser D
    5.125%, 12/15/09                      1,525         1,558
  Duke Energy
    6.250%, 01/15/12                      1,135         1,230
    5.625%, 11/30/12                        995         1,048
  Empresa Nacional Electric
    8.625%, 08/01/15                        570           684
    8.350%, 08/01/13                        260           304
  Exelon
    6.750%, 05/01/11                        310           342
    5.625%, 06/15/35                        390           393
  Exelon Generation
    5.350%, 01/15/14                        945           979
  FPL Energy American Wind (C)
    6.639%, 06/20/23                      5,159         5,546
  FirstEnergy, Ser A (K)
    5.500%, 11/15/06                      2,050         2,078
  FirstEnergy, Ser B
    6.450%, 11/15/11                        380           412
  FirstEnergy, Ser C
    7.375%, 11/15/31                      6,625         8,115
  Florida Power & Light
    4.950%, 06/01/35                        900           882
  Hydro-Quebec, Ser JL
    6.300%, 05/11/11                      1,050         1,153
  Kansas Gas & Electric (C)
    5.647%, 03/29/21                      1,055         1,062
  Oncor Electric Delivery
    6.375%, 01/15/15                        460           511

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  PSEG Power (K)
    8.625%, 04/15/31                   $    485    $      670
  Pacific Gas & Electric
    6.050%, 03/01/34                      4,760         5,208
  Pepco Holdings
    6.450%, 08/15/12                        625           683
  Pinnacle West Energy (C) (F)
    4.004%, 04/01/07                      6,000         6,002
  Power Contract Financing (C)
    5.200%, 02/01/06                      1,303         1,307
  Progress Energy
    7.750%, 03/01/31                      1,240         1,562
    6.850%, 04/15/12                        765           843
  Public Service
    7.875%, 10/01/12                      1,065         1,279
  SP Powerassets (C)
    5.000%, 10/22/13                        150           154
  Scottish Power
    4.910%, 03/15/10                      1,300         1,317
  Sempra Energy (F)
    4.290%, 05/21/08                      4,185         4,204
  Sonat
    7.625%, 07/15/11                      2,880         2,930
  Southern California Edison (K)
    6.000%, 01/15/34                        385           430
  TXU Energy
    7.000%, 03/15/13                        460           513
  TXU Energy (C)
    6.550%, 11/15/34                      4,705         4,572
    4.800%, 11/15/09                      2,500         2,457
  TXU Energy (F)
    4.360%, 01/17/06                        615           615
  Virginia Electric & Power, Ser A
    5.750%, 03/31/06                      1,325         1,337
  Williams
    8.750%, 03/15/32                      2,840         3,451
  Williams (K)
    7.750%, 06/15/31                        740           821
  Williams, Ser A
    7.500%, 01/15/31                        310           337
                                                   -----------
                                                       83,014
                                                   -----------
Total Corporate Obligations
  (Cost $1,446,057) ($ Thousands)                   1,474,599
                                                   -----------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 30.0%
  FHLMC
   9.750%, 10/01/14                          17            18
   9.000%, 12/01/05                          --            --
   8.500%, 09/01/08 to 04/01/09             137           141
   7.500%, 11/01/17 to 06/01/32           1,730         1,840
   7.000%, 11/01/15 to 06/01/32           2,068         2,158
   6.500%, 10/01/16 to 10/01/31           8,827         9,148
   6.000%, 01/01/13 to 06/01/35          20,604        21,187
   5.500%, 09/01/13 to 02/01/35          60,425        61,479
   5.000%, 07/01/11 to 04/01/34          37,255        37,279
   4.500%, 04/01/19 to 08/01/20          13,056        12,959
   4.000%, 05/01/19 to 10/01/33           2,572         2,415
  FHLMC TBA
   5.500%, 09/19/20                       1,800         1,882
   5.000%, 09/15/18 to 09/14/35          51,400        51,803



--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  FNMA
   8.000%, 04/01/08 to 07/01/31        $  1,392    $    1,486
   7.500%, 06/01/27 to 04/01/31              26            28
   7.000%, 03/01/09 to 07/01/32           8,311         8,705
   6.500%, 12/01/12 to 12/01/34          22,423        23,231
   6.000%, 06/01/14 to 09/01/34          26,920        27,583
   5.500%, 05/01/13 to 06/01/35          57,165        58,157
   5.090%, 04/01/15                         487           504
   5.065%, 05/01/15                         535           555
   5.030%, 05/01/15                         450           465
   5.000%, 09/01/11 to 07/01/19           7,499         7,561
   4.996%, 01/01/17                       2,420         2,502
   4.950%, 07/01/15                         106           109
   4.900%, 06/01/15                       1,014         1,038
   4.890%, 04/01/12                       4,132         4,203
   4.815%, 06/01/15                       2,539         2,582
   4.770%, 06/01/15                         271           276
   4.750%, 06/01/15                         285           285
   4.710%, 04/01/15                       1,350         1,363
   4.518%, 04/01/09                       1,876         1,885
   4.500%, 11/25/14 to 09/01/33          29,170        28,963
   4.470%, 07/01/15                         270           268
   4.000%, 08/01/10 to 10/01/18           2,154         2,117
   3.500%, 10/25/31                       5,646         5,409
  FNMA TBA
   6.500%, 10/01/32 to 09/14/35          67,906        70,148
   6.000%, 09/01/32 to 10/13/35          89,351        91,343
   5.500%, 09/01/18 to 09/14/35         205,709       208,374
   5.000%, 09/19/20 to 09/25/35         235,750       234,445
   4.500%, 09/19/20 to 09/14/35           7,000         6,825
   4.000%, 09/15/19                       5,700         5,550
  GNMA
   9.500%, 12/15/20                          30            34
   7.000%, 04/15/26 to 09/15/34          13,405        14,113
   6.500%, 06/15/11 to 11/15/31           1,694         1,772
   6.000%, 03/15/14 to 02/15/35         105,649       109,035
   5.500%, 04/15/14 to 12/15/32             657           674
   5.000%, 05/15/33 to 02/15/35          34,497        34,639
  GNMA TBA
   6.500%, 09/22/34                      28,800        30,033
   6.000%, 09/01/33 to 09/21/35          27,000        27,830
   5.000%, 09/01/33                      31,900        32,000
                                                   -----------
Total U.S. Government Mortgage-Backed
Obligations
  (Cost $1,242,075) ($ Thousands)                   1,248,399
                                                   -----------
ASSET-BACKED SECURITIES  -- 24.8%

AUTOMOTIVE  -- 2.2%
  AESOP Funding, Ser 2003-4A,
    Cl A1 (C) (F)
    3.840%, 08/20/07                     12,000        12,018
  AmeriCredit Automobile
    Receivables Trust, Ser 2003-DM,
    Cl A4
    2.840%, 08/06/10                      1,094         1,077
  AmeriCredit Automobile
    Receivables Trust, Ser 2005-CF,
    Cl A3
    4.470%, 05/06/10                      1,563         1,563
  Capital Auto Receivables Asset
    Trust, Ser 2002-3, Cl A3
    3.580%, 10/16/06                      3,299         3,296
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                      1,890         1,867

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A2
    3.350%, 02/15/08                   $    781    $      773
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    (F) (J) (L)
    3.327%, 05/15/06                     23,765        23,765
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A4
    2.060%, 12/15/09                      1,262         1,230
  Chase Manhattan Auto Owner
    Trust, Ser 2004-A, Cl A3
    2.080%, 05/15/08                      3,679         3,637
  Chesapeake Funding, Ser 2003-1,
    Cl A1 (F)
    3.809%, 08/07/08                      5,212         5,214
  DaimlerChrysler Auto Trust,
    Ser 2004-B, Cl A3
    3.180%, 09/08/08                      2,041         2,024
  DaimlerChrysler Auto Trust,
    Ser 2005-B, Cl A2
    3.750%, 12/08/07                      1,498         1,495
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1 (F) (J) (L)
    3.591%, 03/15/06                        585           585
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1 (F) (J) (L)
    3.591%, 01/15/06                      3,020         3,020
  Ford Credit Auto Owner Trust,
    Ser 2002-D, Cl A4B (F)
    3.691%, 11/15/06                      6,442         6,443
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A2
    3.080%, 07/15/07                        124           124
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
    3.480%, 11/15/08                     10,666        10,583
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A3
    4.170%, 01/15/09                      1,657         1,657
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A4
    4.380%, 01/15/10                        499           501
  Goldman Sachs Auto Loan Trust,
    Ser 2005-1, Cl A3
    4.450%, 05/17/10                      1,202         1,208
  Honda Auto Receivables Trust,
    Ser 2003-5, Cl  A3
    2.300%, 10/18/07                      1,389         1,376
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A4
    4.180%, 02/15/12                      1,435         1,432
  Nissan Auto Receivables Owner
    Trust, Ser 2005-B, Cl A2
    3.750%, 09/17/07                        852           850
  Onyx Acceptance Owner Trust,
    Ser 2005-B, Cl A4
    4.340%, 05/15/12                        428           428
  Triad Auto Receivables Owner
    Trust, Ser 2005-B, Cl A3
    4.280%, 06/14/10                        909           911
  USAA Auto Owner Trust,
    Ser 2004-3, Cl A3
    3.160%, 02/17/09                      1,145         1,132


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  WFS Financial Owner Trust,
    Ser 2003-4, Cl A4
    3.150%, 05/20/11                   $    292    $      289
  WFS Financial Owner Trust,
    Ser 2005-3, Cl A4
    4.390%, 05/17/13                      1,818         1,822
  Whole Auto Loan Trust,
    Ser 2004-1, Cl A4
    3.260%, 03/15/11                        646           634
                                                   -----------
                                                       90,954
                                                   -----------
CREDIT CARDS  -- 2.6%
  American Express Credit Account
    Master, Ser 2004-3, Cl A
    4.350%, 12/15/11                      2,639         2,650
  Capital One Master Trust,
    Ser 2001-8A, Cl A
    4.600%, 08/17/09                        613           616
  Capital One Master Trust,
    Ser 2001-3A, Cl A
    5.450%, 03/16/09                      4,416         4,458
  Capital One Multi-Asset Execution
    Trust, Ser 2005, Cl A2
    4.050%, 02/15/11                      1,904         1,898
  Captial One Multi-Asset Execution
    Trust, Ser 2005-A8, Cl A
    4.400%, 08/15/11                      5,719         5,723
  Chase Credit Card Master Trust,
    Ser 2001-1, Cl A (F)
    3.711%, 06/16/08                     10,550        10,557
  Chase Issuance Trust, Ser 2004-A9,
    Cl A9
    3.220%, 06/15/10                      7,925         7,777
  Citibank Credit Card Issuance
    Trust, Ser 2000-A1, Cl A1
    6.900%, 10/15/07                      7,445         7,470
  Citibank Credit Card Issuance
    Trust, Ser 2000-A3, Cl A3
    6.875%, 11/16/09                        585           618
  Citibank Credit Card Issuance
    Trust, Ser 2002-A5, Cl A5 (F)
    3.450%, 09/17/07                     21,915        21,911
  Citibank Credit Card Issuance
    Trust, Ser 2003-A3, Cl A3
    3.100%, 03/10/10                        700           682
  Citibank Credit Card Issuance
    Trust, Ser 2003-A6, Cl A6
    2.900%, 05/17/10                      6,251         6,044
  Citibank Credit Card Issuance
    Trust, Ser 2004-A1, Cl A1
    2.550%, 01/20/09                      9,724         9,517
  Citibank Credit Card Issuance
    Trust, Ser 2004-A4, Cl A4
    3.200%, 08/24/09                      9,950         9,768
  MBNA Credit Card Master Note
    Trust, Ser 2003-A6, Cl A6
    2.750%, 10/15/10                      5,750         5,541
  MBNA Credit Card Master Note
    Trust, Ser 2004-A4, Cl A4
    2.700%, 09/15/09                      7,075         6,916
  MBNA Credit Card Master Note
    Trust, Ser 2005-A1, Cl A1
    4.200%, 09/15/10                      4,133         4,137

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  MBNA Credit Card Master Note
    Trust, Ser 2005-A3, Cl A3
    4.100%, 10/15/12                   $  1,639    $    1,619
                                                   -----------
                                                      107,902
                                                   -----------

MORTGAGE RELATED SECURITIES  -- 19.3%
  ABS Home Equity Loan Trust,
    Ser 2001-HE3, Cl A1 (F)
    3.841%, 11/15/31                        935           935
  AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A (F)
    3.881%, 03/25/30                      6,816         6,824
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A (F) (J) (L)
    3.609%, 09/20/05                     11,103        11,103
  Ameriquest Mortgage Securities,
    Ser 2004-R12, Cl A3 (F)
    3.921%, 01/25/35                      1,188         1,191
  Amortizing Residential
    Collateral Trust CMO,
    Ser 2002-BC1, Cl A (F)
    3.981%, 01/25/32                      1,620         1,622
  Asset Securitization,
    Ser 1996-D2, Cl A1
    6.920%, 02/14/29                      5,818         5,868
  Asset-Backed Funding Certificates,
    Ser 2005-WF1, Cl A2B (F)
    3.821%, 01/25/35                      1,291         1,290
  Atlantic City Electric Transition
    Funding, Ser 2003-1, Cl A1
    2.890%, 07/20/11                        342           334
  Banc of America Commercial
    Mortgage, Ser 2003-1, Cl A1
    3.878%, 09/11/36                      8,495         8,337
  Banc of America Commercial
    Mortgage, Ser 2004-5, Cl A3
    4.561%, 11/10/41                      5,370         5,372
  Banc of America Commercial
    Mortgage, Ser 2004-6, Cl A3
    4.512%, 12/10/42                      5,620         5,603
  Banc of America Commercial
    Mortgage, Ser 2005-3, Cl A4
    4.668%, 07/10/43                     12,100        12,129
  Banc of America Mortgage
    Securities, Ser 2005-B, Cl 2A1
    5.140%, 04/20/35                      8,976         8,979
  Bank of America Mortgage
    Securities, Ser 2003-1, Cl 2A4
    5.000%, 02/25/18                      5,818         5,818
  Bank of America Mortgage
    Securities, Ser 2004-5, Cl 4A1
    5.000%, 06/25/19                      2,673         2,690
  Bank of America Mortgage
    Securities, Ser 2004-6, Cl 4A1
    5.000%, 07/25/19                      2,911         2,922
  Bayview Financial Acquisition
    Trust, Ser 2005-B, Cl 1A1
    4.443%, 04/28/39                      8,659         8,659
  Bear Stearns Asset-Backed
    Securities, Ser 2001-A, Cl AI4
    6.820%, 02/15/31                      1,285         1,291
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-WPR6,
    Cl A6 (K)
    4.825%, 11/11/41                      5,995         6,079

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Bear Stearns Commercial Mortgage
    Securities, Ser 2005-PWR8,
    Cl AAB
    4.581%, 06/11/41                   $  2,777    $    2,771
  Bear Stearns Commercial Mortgage
    Securities, Ser 2005-TOP6,
    Cl A2
    6.460%, 10/15/36                      2,881         3,178
  Blue Heron Funding, Ser 9A, Cl A1
    (F) (J) (L)
    3.671%, 02/22/06                     17,349        17,349
  CCN Independence IV (F) (J) (L)
    3.643%, 10/17/05                      9,542         9,542
    3.641%, 07/17/06                      6,072         6,072
  CDC Mortgage Capital Trust,
    Ser 2003-HE2, Cl A (F)
    3.991%, 10/25/33                      1,448         1,449
  CIGNA CBO, Ser 1996-1, Cl A2 (C)
    6.460%, 11/15/08                      6,493         6,558
  CSFB, Ser 1997-C2, Cl AX, IO
    1.130%, 01/17/35                     21,552           479
  CSFB, Ser 1998-C2, Cl A2
    6.300%, 11/11/30                      9,210         9,695
  CSFB, Ser 2001-MH29, Cl A
    5.600%, 09/25/31                      1,528         1,509
  CSFB, Ser 2002-CKS4, Cl A2
    5.183%, 11/15/36                      2,114         2,190
  CSFB, Ser 2003-CPN1, Cl A2
    4.597%, 03/15/35                        513           516
  CSFB, Ser 2004-C2, Cl A1
    3.819%, 05/15/36                     12,392        12,061
  Carrington Mortgage Loan Trust,
    Ser 2005-OPT2, Cl A1B (F)
    3.791%, 05/25/35                      1,216         1,216
  Chase Commercial Mortgage
    Securities, Ser 2000-1, Cl A2
    7.757%, 04/15/32                      2,390         2,621
  Chase Funding Mortgage Loan,
    Ser 2002-1, Cl 2A2 (F)
    3.891%, 03/25/32                      2,522         2,529
  Cheyne High Grade, Ser 2004-1A,
    Cl A1 (F) (J) (L)
    3.780%, 11/10/05                      9,975         9,975
  Citi Group Home Equity Loan
    Trust, Ser 2002-1, Cl AF4
    5.970%, 03/25/29                        891           894
  Commercial Mortgage Pass-Through
    Certificate, Ser 1999-1,
    Cl E
    7.228%, 05/15/32                        784           846
  Commodore, Ser 2003-2A,
    Cl A1MM (F) (J) (L)
    3.490%, 12/12/38                      7,980         7,980
  Conseco Finance Home Loan
    Trust, Ser 2000-E, Cl M1
    8.130%, 08/15/31                      5,600         5,738
  Conseco Finance Securitization,
    Ser 2000-4, Cl A5
    7.970%, 05/01/32                      2,800         2,265
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
    8.310%, 05/01/32                        950           787
  Conseco Finance, Ser 2001-A,
    Cl IIB1
    10.300%, 03/15/32                     2,800         2,922

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Contimortgage Home Equity Loan
    Trust, Ser 1997-2, Cl A9
    7.090%, 04/15/28                   $    174    $      175
  Contimortgage Home Equity Loan
    Trust, Ser 1997-3, Cl A9
    7.120%, 08/15/28                         77            77
  Contimortgage Home Equity Loan
    Trust, Ser 1997-5, Cl A6
    6.870%, 03/15/24                        507           508
  Countrywide Alternative Loan
    Trust, Ser 2004-27CB, Cl A1
    6.000%, 12/25/34                      6,243         6,395
  Countrywide Alternative Loan
    Trust, Ser 2004-J1, Cl 1A1
    6.000%, 02/25/34                      1,687         1,703
  Countrywide Alternative Loan
    Trust, Ser 2004-J6, Cl 2A1
    6.500%, 11/25/31                      6,119         6,243
  Countrywide Alternative Loan
    Trust, Ser 2005-21, Cl 3A2 (F)
    3.837%, 08/25/35                      8,456         8,437
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 2A1 (F)
    4.087%, 08/25/35                      8,570         8,616
  Countrywide Alternative Loan
    Trust, Ser 2005-J4, Cl 2A1B (F)
    3.761%, 07/25/35                      1,980         1,978
  Countrywide Asset-Backed
    Certificates, Ser 2001-BC3,
    Cl A (F)
    3.881%, 12/25/31                        213           213
  Countrywide Asset-Backed
    Certificates, Ser 2003-C2,
    Cl 2A1 (F)
    3.941%, 06/25/33                      3,891         3,898
  Countrywide Asset-Backed
    Certificates, Ser 2004-13,
    Cl AV4 (F)
    3.931%, 06/25/35                      7,030         7,036
  Countrywide Asset-Backed
    Certificates, Ser 2004-3N,
    Cl NOTE (C) (F)
    3.841%, 05/25/09                      3,139         3,138
  Countrywide Home Equity Loan
    Trust, Ser 2001-A, Cl A (F)
    3.811%, 04/15/27                      2,778         2,779
  Countrywide Home Equity Loan
    Trust, Ser 2004-K, Cl A2 (F)
    3.871%, 02/15/34                      6,290         6,301
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2 (C)
    7.000%, 06/02/33                      4,200         4,331
  DLJ Commercial Mortgage,
    Ser 1999-CG1, Cl A1B
    6.460%, 03/10/32                      3,175         3,372
  DLJ Commercial Mortgage,
    Ser 1999-CG2, Cl A1B
    7.300%, 06/10/32                      3,600         3,941
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (F)
    4.000%, 09/19/44                      9,999        10,011
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl A2B (F)
    3.990%, 11/19/44                     13,244        13,231


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Delta Funding Home Equity Loan,
    Ser 1999-3, Cl A1A (F)
    3.981%, 09/15/29                   $    887    $      887
  Detroit Edison Securitization,
    Ser 2001-1, Cl A4
    6.190%, 03/01/13                      1,171         1,260
  Deutsche Mortgage & Asset
    Receiving, 1998-C1, CL A2
    6.538%, 06/15/31                      7,630         7,946
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (F) (J) (L)
    3.630%, 04/10/06                     13,011        13,011
  EMC Mortgage Loan Trust,
    Ser 2002-AA, Cl A1 (C) (F)
    4.111%, 05/25/39                      2,476         2,490
  EQCC Trust, Ser 2002-1, Cl 2A (F)
    3.941%, 11/25/31                        926           927
  Equity One, Ser 2002-2, Cl AF3
    5.773%, 10/25/32                        448           451
  Equivantage Home Equity Loan
    Trust, Ser 1997-2, Cl A3
    7.775%, 07/25/28                        724           722
  First Horizon, Ser 2004-HE2,
    Cl A (F)
    3.861%, 02/25/34                      5,962         5,966
  First Union National Bank,
    Ser 2001-C3, Cl A3
    6.423%, 08/15/33                      2,494         2,723
  First Union National Bank,
    Ser 2001-C4, Cl B
    6.417%, 12/12/33                        909           999
  First Union-Lehman Brothers,
    Ser 1997-C2, Cl X, IO
    1.410%, 11/18/29                      1,174            49
  Fleet Home Equity Trust,
    Ser 2001-1, Cl A (F)
    3.819%, 05/20/31                        389           389
  GE Capital Commercial Mortgage,
    Ser 2003-C2, Cl A4
    5.145%, 07/10/37                        477           494
  GE Capital Mortgage Services,
    Ser 1997-HE3, Cl A6
    6.720%, 10/25/27                        917           915
  GMAC Commercial Mortgage
    Securities, Ser 1999-C2, Cl A2
    6.945%, 09/15/33                      4,100         4,423
  GMAC Commercial Mortgage
    Securities, Ser 1999-C3, Cl A2
    7.179%, 08/15/36                      4,894         5,295
  GMAC Commercial Mortgage
    Securities, Ser 2000-C2, Cl A2
    7.455%, 08/16/33                      5,180         5,773
  GMAC Commercial Mortgage
    Securities, Ser 2003-FL1A,
    Cl A (C) (F)
    3.931%, 03/11/15                        253           253
  GMAC Commercial Mortgage
    Securities, Ser 2004-C1, Cl A1
    3.118%, 03/10/38                        910           891
  GMAC Commercial Mortgage
    Securities, Ser 2004-C2, Cl A1
    3.896%, 08/10/38                        387           383
  GMAC Commercial Mortgage
    Securities, Ser 2005-C1, Cl AM
    4.754%, 05/10/43                      4,375         4,393

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  GS Mortgage Securities,
    Ser 1998-GLII, Cl A2
    6.562%, 04/13/31                   $  1,926    $    2,023
  GS Mortgage Securities,
    Ser 2005-GG4, Cl A4
    4.761%, 07/10/39                      6,575         6,627
  GS Mortgage Securities,
    Ser 2005-GG4, Cl AABA
    4.680%, 07/10/39                      5,800         5,844
  GSAMP Trust, Ser 2003-SEA,
    Cl A1 (F)
    4.041%, 02/25/33                      5,181         5,204
  Green Tree Financial, Ser 1996-5,
    Cl A6
    7.750%, 07/15/27                      1,399         1,508
  Green Tree Financial, Ser 1998-6,
    Cl A6
    6.270%, 06/01/30                        758           766
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (F)
    3.990%, 11/19/34                      9,852         9,855
  Harborview Mortgage Loan Trust,
    Ser 2005-1, Cl X, IO
    1.097%, 03/19/35                     42,525         1,329
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE (F) (J) (L)
    3.659%, 09/20/05                     24,635        24,635
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE (F) (J) (L)
    3.691%, 06/25/06                     17,349        17,349
  Heller Financial Commercial
    Mortgage, Ser 1999-PH1, Cl C
    7.052%, 05/15/31                        239           259
  Homebanc Mortgage Trust,
    Ser 2005-4, Cl A1 (F)
    3.870%, 01/25/35                      4,975         4,975
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1 (F)
    4.021%, 12/25/33                      5,541         5,547
  IMPAC CMB Trust, Ser 2005-1,
    Cl 1A1 (F)
    3.901%, 04/25/35                      1,356         1,357
  IMPAC CMB Trust, Ser 2005-5,
    Cl A1 (F)
    3.961%, 08/25/35                      1,479         1,480
  Indymac Indx Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2, IO
    0.786%, 12/25/34                     32,774         1,065
  JP Morgan Chase Commercial
    Mortgage, Ser 1997-C5, Cl X, IO
    1.440%, 09/15/29                      4,474           156
  JP Morgan Chase Commercial
    Mortgage, Ser 2001-CIBC, Cl A3
    6.260%, 03/15/33                      5,735         6,201
  JP Morgan Chase Commercial
    Mortgage, Ser 2004-C3, Cl A2
    4.223%, 01/15/42                     12,948        12,851
  JP Morgan Mortgage Trust,
    Ser 2004-A5, Cl 4A2
    4.850%, 12/25/34                     11,213        11,205
  JP Morgan Mortgage Trust,
    Ser 2004-A5, Cl 4A4
    4.890%, 12/25/34                     11,500        11,483
  LB Commercial Conduit Mortgage,
    Ser 1998-C4, Cl A1B
    6.210%, 10/15/35                      4,800         5,026

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  LB Commercial Conduit Mortgage,
    Ser 1999-C2, Cl A1
    7.105%, 10/15/32                   $    492    $      505
  LB Commercial Conduit Mortgage,
    Ser 2000-C4, Cl A2
    7.370%, 08/15/26                      6,965         7,777
  LB-UBS Commercial Mortgage
    Trust, Ser 1999-C2, Cl B
    7.425%, 10/15/32                        361           400
  LB-UBS Commercial Mortgage
    Trust, Ser 2003-C7, Cl A4
    4.931%, 09/15/35                        790           808
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C2, Cl A1
    4.590%, 04/15/30                        521           524
  MLCC Mortgage Investors,
    Ser 2004-B, Cl A3 (F)
    4.730%, 05/25/29                      4,295         4,370
  Master Adjustable Rate Mortgages
    Trust, Ser 2004-1, Cl 2A1 (F)
    3.500%, 01/25/34                      4,877         4,880
  Master Adjustable Rate Mortgages
    Trust, Ser 2004-13, Cl 3A7A (F)
    3.790%, 11/21/34                     11,650        11,428
  Master Alternative Loans Trust,
    Ser 2004-4, Cl 1A1
    5.500%, 05/25/34                      4,128         4,118
  Master Asset Backed Securities
    Trust, Ser 2004-OPT2, Cl A2
    3.991%, 09/25/34                        530           531
  Master Reperforming Loan Trust,
    Ser 2005-1, Cl 1A1 (C)
    6.000%, 08/25/34                      7,500         7,697
  Mellon Residential Funding,
    Ser 2001-HEIL, Cl A4
    6.615%, 02/25/21                         88            89
  Merrill Lynch Mortgage Investors,
    Ser 1996-C2, Cl A3
    6.960%, 11/21/28                      2,477         2,523
  Merrill Lynch Mortgage Investors,
    Ser 1998-C1, Cl A1
    6.310%, 11/15/26                        348           351
  Merrill Lynch Mortgage Investors,
    Ser 2004-A1, Cl 4A (F)
    5.350%, 02/25/34                     11,667        11,674
  Merrill Lynch Mortgage Trust,
    Ser 2003-KEY1, Cl A3
    4.893%, 11/12/35                        480           488
  Merrill Lynch Mortgage Trust,
    Ser 2005-CIP1, Cl AM
    5.107%, 07/12/38                        611           629
  Merrill Lynch Mortgage Trust,
    Ser 2005-CIP1, Cl ASB
    5.022%, 03/12/15                      1,472         1,511
  Merrill Lynch Mortgage Trust,
    Ser 2005-KEY1, Cl A4
    5.236%, 11/12/35                      2,942         3,059
  Merrill Lynch Mortgage Trust,
    Ser 2005-MCP1, Cl A4
    4.747%, 06/12/43                      4,080         4,103
  Metropolitan Asset Funding,
    Ser 1997-B, Cl A1D (C)
    7.130%, 03/20/12                        671           669
  Mid-State Trust, Ser 11, Cl A1
    4.864%, 07/15/38                      4,139         4,061

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Money Store SBA Loan Trust,
    Ser 1999-1, Cl A (F)
    3.112%, 07/15/25                   $    348    $      345
  Morgan Stanley Capital I,
    Ser 2004-HQ4, Cl A2
    3.920%, 04/14/40                      1,380         1,367
  Morgan Stanley Capital I,
    Ser 2004-WMC2, Cl A2
    4.001%, 07/25/34                      3,142         3,142
  Morgan Stanley Capital I,
    Ser 2005-HQ6, Cl A4A
    4.989%, 08/13/42                     10,300        10,568
  Morgan Stanley Capital I,
    Ser 2005-HQ6, Cl AAB
    4.973%, 08/13/42                      1,203         1,231
  Morgan Stanley Capital I,
    Ser 2005-T19, Cl AAB
    4.852%, 06/12/47                      1,212         1,230
  Morgan Stanley Dean Witter
    Capital, Ser 2000-LIFE, Cl A2
    7.570%, 11/15/36                      3,500         3,887
  Morgan Stanley Dean Witter
    Capital, Ser 2001-TOP1, Cl A4
    6.660%, 02/15/33                        930         1,017
  Morgan Stanley, Ser 2003-NC8,
    Cl A2 (F)
    4.001%, 09/25/33                      3,135         3,146
  Nationslink Funding,
    Ser 1999-1, Cl 2
    6.316%, 01/20/31                      6,521         6,845
  Nomura Asset Securities,
    Ser 1996-MD5, Cl A1B
    7.120%, 04/13/39                      3,000         3,046
  Novastar Home Equity Loan,
    Ser 1998-2, Cl A2 (F)
    3.695%, 08/25/28                        446           446
  Novastar Home Equity Loan,
    Ser 2005-2, Cl A2B
    3.791%, 10/25/35                      1,218         1,218
  Oakwood Mortgage Investors,
    Ser 2002-C, Cl A, IO (H)
    6.000%, 08/15/10                      8,727         1,563
  Oncor Electric Delivery Transition
    Bond, Ser 2003-1, Cl A2
    4.030%, 02/15/12                      3,130         3,109
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (F)
    4.241%, 01/25/32                      1,421         1,422
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM (F) (J) (L)
    3.902%, 11/18/05                     15,266        15,266
  Origen Manufactured Housing,
    Ser 2002-A, Cl A1 (F)
    3.811%, 05/15/32                        112           112
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2 (F) (J) (L)
    3.691%, 11/25/05                     22,562        22,562
  RMAC, Ser 2004-NS3A, Cl A1
    (F) (J) (L)
    3.570%, 09/12/05                      6,727         6,727
  Renaissance Home Equity Loan
    Trust, Ser 2004-3, Cl AF-2
    3.574%, 11/25/34                      7,000         6,923


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Residential Asset Mortgage
    Products, Ser 2003-RS3, Cl AII
    4.001%, 04/25/33                   $    657    $      659
  Residential Asset Mortgage
    Products, Ser 2004-SL1, Cl A8
    6.500%, 11/25/31                      4,127         4,236
  Residential Asset Mortgage
    Products, Ser 2004-SL3, Cl A2
    6.500%, 12/25/31                      6,715         6,868
  Residential Asset Securities,
    Ser 2002-KS7, Cl A2 (F)
    4.011%, 11/25/32                      4,321         4,333
  Residential Asset Securitization
    Trust, Ser 2004-IP2, Cl 2A1
    5.256%, 12/25/34                      8,377         8,458
  Residential Funding Mortgage
    Securities, Ser 2000-HI1, Cl AI7
    8.290%, 02/25/25                      5,580         5,597
  SASC, Ser 2003-AL2, Cl A (C)
    3.357%, 01/25/31                      3,493         3,325
  Salomon Brothers Mortgage
    Securities, Ser 2000-C3, Cl A2
    6.592%, 12/18/33                      4,190         4,541
  Saturn Ventures II (F) (J) (L)
    3.619%, 02/07/06                     17,349        17,349
  Start, Ser 2003-1, Cl X
    1.620%, 01/21/10                      5,750         5,733
  Start, Ser 2003-2, Cl X (F)
    2.480%, 01/21/09                      6,819         6,811
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-19,
    Cl 1A1 (F)
    3.990%, 10/25/35                      6,425         6,425
  Structured Asset Investment
    Loan Trust, Ser 2005-1, Cl A4
    3.871%, 02/25/35                      2,247         2,245
  TIAA Real Estate, Ser 2003 1A,
    Cl A1 (F) (J) (L)
    3.700%, 03/28/06                     11,202        11,202
  Terwin Mortgage Trust,
    Ser 2005-9HG3, Cl A1 (C)
    4.000%, 09/25/35                     13,200        13,130
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C6,
    Cl A3
    4.957%, 08/15/35                        840           856
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C8,
    Cl A3
    4.445%, 11/15/35                        931           927
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2004-C12,
    Cl A4
    5.411%, 07/15/41                        612           640
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C16,
    Cl B
    4.945%, 10/15/41                        841           845
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C18,
    Cl APB
    4.807%, 04/15/42                      1,226         1,242
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C19,
    Cl APB
    4.621%, 05/15/44                      1,559         1,558


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C20,
    Cl A2
    4.519%, 07/15/42                   $  1,186    $    1,184
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C20,
    Cl B
    5.376%, 07/15/42                      1,202         1,242
  Washington Mutual Mortgage,
    Ser 2003-MS1, Cl 1A
    5.000%, 02/25/18                      2,031         2,027
  Washington Mutual Mortgage,
    Ser 2003-MS2, Cl 3A1
    5.000%, 03/25/18                      7,202         7,202
  Washington Mutual,
    Ser 2002-AR18, Cl A (F)
    4.140%, 01/25/33                      4,055         4,046
  Washington Mutual,
    Ser 2004-AR10, Cl A2A (F)
    3.750%, 07/25/44                        747           747
  Wells Fargo, Ser 2003-3,
    Cl 1A21
    5.250%, 04/25/33                      2,223         2,222
  Wells Fargo, Ser 2004-H,
    Cl A-1 (F)
    4.530%, 06/25/34                      7,824         7,739
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMC (F) (J) (L)
    3.430%, 09/15/05                      3,123         3,123
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD (F) (J) (L)
    3.430%, 06/15/06                      4,337         4,337
                                                   -----------
                                                      806,172
                                                   -----------
OTHER ASSET-BACKED SECURITIES  -- 0.7%
  Comed Transitional Funding Trust,
    Ser 2005-1, Cl A6
    5.630%, 06/25/09                        522           529
  Embarcadero Aircraft, Ser 2000-A,
    Cl A1 (C) (F)
    4.051%, 08/15/25                      4,800         3,055
  Encore Credit Receivables Trust,
    Ser 2005-3, Cl 2A1 (F)
    3.760%, 10/25/35                      1,529         1,529
  MSDWCC Heloc Trust, Ser 2005-1,
    Cl A (F)
    3.831%, 07/25/17                      2,055         2,055
  Massachusetts RRB Special
    Purpose Trust, Ser 2005-1, Cl A2
    3.780%, 09/15/10                      1,340         1,329
  PG&E Energy Recovery Funding,
    Ser 2005-1, Cl A2
    3.870%, 06/25/11                        485           483
  Peco Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                      1,359         1,380
  SLM Student Loan Trust,
    Ser 2003-11, Cl A5
    2.990%, 12/15/22                      2,538         2,499
  SLM Student Loan Trust,
    Ser 2003-4, Cl A2 (F)
    3.450%, 12/17/12                      5,374         5,373
  SLM Student Loan Trust,
    Ser 2004-1, Cl A2
    3.790%, 07/25/18                      1,529         1,535


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  SLM Student Loan Trust,
    Ser 2004-9, Cl A1 (F)
    3.640%, 10/26/09                   $    828    $      828
  SLM Student Loan Trust,
    Ser 2005-7, Cl A3
    4.410%, 07/25/25                      2,362         2,374
  Stingray Pass-Through Trust (C)
    5.902%, 01/12/15                      4,300         4,378
  Structured Asset Investment
    Loan Trust, Ser 2005-5, Cl A2
    3.731%, 06/25/35                      1,145         1,146
                                                   -----------
                                                       28,493
                                                   -----------
Total Asset-Backed Securities
  (Cost $1,040,341) ($ Thousands)                   1,033,521
                                                   -----------
U.S. TREASURY OBLIGATIONS -- 24.4%
  U.S. Treasury Bonds (D) (K)
   1.875%, 07/15/15                       5,709         5,828
  U.S. Treasury Bonds (K)
   10.375%, 11/15/12                      5,655         6,422
   8.875%, 08/15/17                       3,800         5,475
   8.500%, 02/15/20                       9,725        14,155
   8.125%, 08/15/19                       2,215         3,117
   7.125%, 02/15/23                       4,442         5,966
   6.750%, 08/15/26                      11,340        15,111
   6.250%, 08/15/23 to 05/15/30          61,429        78,870
   6.125%, 11/15/27                      19,793        24,866
   6.000%, 02/15/26                      15,699        19,252
   5.500%, 08/15/28                         530           621
   5.375%, 02/15/31                       8,489         9,953
  U.S. Treasury Notes
   6.500%, 10/15/06                         330           340
   4.000%, 08/31/07                      47,625        47,776
  U.S. Treasury Notes (D)
   3.375%, 01/15/07 to 01/15/12           1,983         2,074
  U.S. Treasury Notes (D) (K)
   4.250%, 01/15/10                       2,624         2,945
   3.875%, 04/15/29                       4,164         5,792
   3.625%, 04/15/28                      30,181        40,118
   2.375%, 01/15/25                      22,069        23,929
   2.000%, 07/15/14                      12,992        13,408
   1.875%, 07/15/13                       4,850         4,956
   1.625%, 01/15/15                      19,800        19,776
   0.875%, 04/15/10                       4,784         4,671
  U.S. Treasury Notes (K)
   4.250%, 08/15/13 to 08/15/15          42,462        43,212
   4.125%, 08/15/08 to 05/15/15          33,027        33,339
   4.000%, 06/15/09 to 02/15/15          34,389        34,515
   3.875%, 07/31/07 to 05/15/10          89,814        89,837
   3.750%, 03/31/07 to 05/15/08           8,810         8,794
   3.625%, 04/30/07 to 01/15/10          54,464        54,192
   3.500%, 05/31/07 to 02/15/10         136,417       134,749
   3.375%, 02/15/08 to 10/15/09         120,960       119,309
   3.125%, 01/31/07 to 10/15/08          33,633        33,154
   3.000%, 12/31/06 to 02/15/08          98,120        96,644
  U.S. Treasury STRIPS (A) (K)
   5.970%, 11/15/21                      23,570        11,642
                                                   -----------
Total U.S. Treasury Obligations
  (Cost $989,244) ($ Thousands)                     1,014,808
                                                   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
  FHLB
   4.375%, 09/17/10                       3,665         3,698
   3.625%, 11/14/08                         100            99

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  FHLMC
   5.625%, 03/15/11                    $  3,075    $    3,293
  FHLMC (E)
   3.150%, 09/01/05                      70,600        70,600
  FHLMC (K)
   6.625%, 09/15/09                      18,869        20,591
   4.625%, 05/28/13                       2,450         2,412
   4.125%, 07/12/10                       6,178         6,167
  FHLMC CMO, Ser 1, Cl Z
   9.300%, 04/15/19                          59            59
  FHLMC CMO, Ser 1081, Cl K
   7.000%, 05/15/21                       1,052         1,053
  FHLMC CMO, Ser 1101, Cl M
   6.950%, 07/15/21                         593           594
  FHLMC CMO, Ser 1611, Cl Z
   6.500%, 11/15/23                       8,896         9,416
  FHLMC CMO, Ser 1983, Cl Z
   6.500%, 12/15/23                       1,596         1,655
  FHLMC CMO, Ser 2043, Cl CJ
   6.500%, 04/15/28                       4,461         4,663
  FHLMC CMO, Ser 2389, Cl CD
   6.000%, 03/15/16                       5,684         5,809
  FHLMC CMO, Ser 2480, Cl QJ
   6.000%, 02/15/30                         213           213
  FHLMC CMO, Ser 2542, Cl ES
   5.000%, 12/15/17                       3,680         3,731
  FHLMC CMO, Ser 2544, Cl IW, IO
   5.500%, 03/15/26                       4,400           391
  FHLMC CMO, Ser 2544, Cl Ml
   5.000%, 04/15/12                       1,341         1,352
  FHLMC CMO, Ser 2579, Cl PI, IO
   5.500%, 03/15/27                       2,559           172
  FHLMC CMO, Ser 2588, Cl IG, IO
   5.500%, 03/15/32                       6,988           683
  FHLMC CMO, Ser 2621, Cl LJ, IO
   5.500%, 12/15/26                       2,820           239
  FHLMC CMO, Ser 2625, Cl IO, IO
   5.000%, 12/15/31                       2,984           372
  FHLMC CMO, Ser 2631, Cl IJ, IO
   5.000%, 10/15/26                       2,150           293
  FHLMC CMO, Ser 2631, Cl MT
   3.500%, 01/15/22                       2,392         2,360
  FHLMC CMO, Ser 2645, Cl MK
   3.500%, 07/15/22                       1,946         1,917
  FHLMC CMO, Ser 2682, Cl WK
   3.000%, 01/15/21                       1,912         1,884
  FHLMC CMO, Ser 2692, Cl YB
   3.500%, 05/15/16                       3,499         3,462
  FHLMC CMO, Ser 2731, Cl PK
   3.500%, 05/15/26                       3,778         3,723
  FHLMC CMO, Ser 2733, Cl ME
   5.000%, 01/15/34                       6,302         6,300
  FHLMC CMO, Ser 2736, Cl DB
   3.300%, 11/15/26                       3,810         3,717
  FHLMC CMO, Ser 2809, Cl HX, IO
   6.000%, 10/15/24                       4,917           384
  FHLMC CMO, Ser 2825, Cl PM
   5.500%, 03/15/30                      10,671        10,846
  FHLMC CMO, Ser 2833, Cl JD
   5.500%, 09/15/29                         113           115
  FHLMC CMO, Ser 2841, Cl YA
   5.500%, 07/15/27                       6,010         6,122
  FHLMC CMO, Ser 2845, Cl PI, IO
   5.500%, 02/15/32                       5,829           608
  FHLMC CMO, Ser 2858, Cl JM
   5.500%, 03/15/30                       2,950         3,003

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  FHLMC CMO, Ser 2864, Cl NA
   5.500%, 01/15/31                    $  5,400    $    5,527
  FHLMC CMO, Ser 2924, Cl DA
   4.500%, 02/15/19                       2,932         2,928
  FHLMC CMO, Ser 2945, Cl SA (F)
   5.865%, 03/15/20                       8,491         8,887
  FHLMC CMO, Ser 2949, Cl GC
   5.500%, 12/15/30                       2,328         2,371
  FHLMC CMO, Ser 2957, Cl KJ
   4.500%, 10/15/24                         553           554
  FHLMC CMO, Ser 2957, Cl KN
   5.500%, 06/15/30                         572           583
  FHLMC CMO, Ser 2958, Cl MD
   5.500%, 01/15/31                       2,842         2,896
  FHLMC CMO, Ser 2960, Cl EH
   4.500%, 05/15/24                       1,920         1,923
  FHLMC CMO, Ser 2961, Cl PW
   5.500%, 10/15/30                       1,082         1,102
  FHLMC CMO, Ser 2962, Cl CJ
   5.500%, 11/15/23                      11,200        11,396
  FHLMC CMO, Ser 2962, Cl XK
   4.500%, 11/15/23                       1,691         1,693
  FHLMC CMO, Ser 2963, Cl Wl
   4.500%, 07/15/25                       3,667         3,671
  FHLMC CMO, Ser 2965, Cl GB
   4.500%, 11/15/14                         655           657
  FHLMC CMO, Ser 2966, Cl XC
   5.500%, 01/15/31                       1,523         1,553
  FHLMC CMO, Ser 2968, Cl PD
   5.500%, 01/15/31                       1,772         1,804
  FHLMC CMO, Ser 2971, Cl KR
   5.500%, 08/15/31                       2,880         2,939
  FHLMC CMO, Ser 2973, Cl EB
   5.500%, 04/15/35                       4,975         5,100
  FHLMC CMO, Ser 2975, Cl Ol
   4.500%, 06/15/26                       6,003         5,999
  FHLMC CMO, Ser 2982, Cl LC
   4.500%, 01/15/25                       5,346         5,351
  FHLMC CMO, Ser 2983, Cl RB
   5.500%, 07/15/29                       1,093         1,116
  FNMA
   2.875%, 03/15/07 to 04/26/07           6,573         6,460
   2.350%, 04/29/06                       1,625         1,609
   1.750%, 06/16/06                         960           944
  FNMA (A) (K)
   2.350%, 04/05/07                       8,070         7,865
  FNMA (E)
   3.442%, 12/05/05                       1,358         1,345
  FNMA (K)
   6.000%, 05/15/11                       6,200         6,767
   5.125%, 05/27/15                       3,950         3,961
   3.250%, 01/15/08                       8,397         8,243
   3.125%, 12/15/07 to 03/16/09           7,315         7,127
   3.100%, 04/04/07                       9,703         9,568
   3.000%, 03/02/07                      11,125        10,964
   2.710%, 01/30/07                      16,675        16,383
  FNMA CMO, Ser 1999-11, Cl Z
   5.500%, 03/25/29                       6,057         6,057
  FNMA CMO, Ser 2001-60, Cl JZ
   6.000%, 03/25/31                         734           740
  FNMA CMO, Ser 2002-22, Cl PE
   6.500%, 11/25/30                         317           318
  FNMA CMO, Ser 2002-94, Cl BJ,
    IO
   5.500%, 04/25/16                         999           87
  FNMA CMO, Ser 2003-113, Cl PN
   3.500%, 02/25/13                       2,475         2,450

----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  FNMA CMO, Ser 2003-35, Cl BC
   5.000%, 05/25/18                    $  1,750    $    1,772
  FNMA CMO, Ser 2003-71, Cl YA
   4.100%, 09/25/31                       4,078         3,972
  FNMA CMO, Ser 2003-76, Cl DE
   4.000%, 09/25/31                       8,419         8,173
  FNMA CMO, Ser 2003-87, Cl TJ
   4.500%, 09/25/18                       2,475         2,444
  FNMA CMO, Ser 2003-92, Cl KQ
   3.500%, 06/25/23                       5,782         5,694
  FNMA CMO, Ser 2004-88, Cl HA
   6.500%, 07/25/34                       3,249         3,401
  FNMA CMO, Ser 2004-99, Cl AO
   5.500%, 01/25/34                       5,222         5,328
  FNMA CMO, Ser 2005-28, Cl A
   5.000%, 05/25/32                         147           148
  FNMA CMO, Ser 2005-3, Cl AP
   5.500%, 02/25/35                       4,420         4,523
  FNMA CMO, Ser 2005-36, Cl CA
   5.500%, 10/25/26                       4,415         4,488
  FNMA CMO, Ser 2005-57,
   Cl EG (F)
   3.941%, 03/25/35                       4,774         4,776
  FNMA CMO, Ser 2005-57, Cl PA
   5.500%, 05/25/27                       5,461         5,557
  FNMA CMO, Ser 2005-70, Cl NA
   5.500%, 08/25/35                       2,237         2,285
  FNMA CMO, Ser 2005-92, Cl NM
   3.500%, 04/25/13                       1,993         1,965
  FNMA CMO, Ser 342, Cl 2, IO
   6.000%, 09/01/33                       4,047           722
  GNMA (F)
   3.750%, 05/20/34                       7,843         7,722
  GNMA CMO, Ser  2001-18,
   Cl WH (F)
   15.822%, 04/20/31                        483           567
  GNMA CMO, Ser  2002-51,
   Cl SG (F)
   16.859%, 04/20/31                        428           489
  GNMA CMO, Ser 2003-58,
   Cl LG, IO
   5.500%, 05/17/29                       3,000           444
  GNMA CMO, Ser 2003-66, Cl WU
   3.750%, 03/20/26                       2,025         2,003
  GNMA CMO, Ser 2003-82, Cl IO, IO
   5.500%, 03/20/29                       8,636           877
  GNMA CMO, Ser 2004-80, Cl IP, IO
   5.500%, 07/20/34                      10,276         1,066
  GNMA CMO, Ser 2004-87, Cl LI, IO
   5.000%, 12/20/28                      10,354           963
  SBA CMO, Ser 2003-P10A, Cl 1
   4.524%, 02/10/13                       4,051         4,086
  TVA (K)
   7.125%, 05/01/30                       3,440         4,701
                                                   -----------
Total U.S. Government Agency Obligations
  (Cost $417,873) ($ Thousands)                       419,100
                                                   -----------
COMMERCIAL PAPER (A) -- 4.0%

FINANCIALS -- 4.0%
  Brahms Funding (L)
    3.658%, 09/22/05                      8,083         8,065



--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                                   Face Amount   Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Broadhollow Funding (L)
    3.637%, 09/21/05                   $ 24,288    $   24,239
    3.597%, 09/20/05                      8,674         8,658
    3.597%, 09/19/05                     17,349        17,318
  Castle Rock Funding (L)
    3.025%, 06/20/06                     16,180        16,151
  Cre-8 Funding (L)
    3.637%, 09/20/05                     10,409        10,389
  Main Street Warehouse Funding (L)
    3.617%, 09/19/05                      1,735         1,732
  Ocala Funding (L)
    3.517%, 09/20/05                      4,449         4,441
  Rabobank US Financial
    3.540%, 09/01/05                     11,060        11,060
  Rams Funding (L)
    3.647%, 09/20/05                     16,390        16,358
    3.617%, 09/19/05                     17,349        17,317
    3.604%, 09/12/05                     15,878        15,861
  UBS Finance Delaware
    3.560%, 09/01/05                     13,825        13,825
                                                   -----------
Total Commercial Paper
  (Cost $165,414) ($ Thousands)                       165,414
                                                   -----------
MASTER NOTES (L) -- 1.5%
  Bank of America
    3.643%, 09/01/05                     43,372        43,372
  Bear Stearns
    3.738%, 09/01/05                     20,818        20,818
                                                   -----------
Total Master Notes
  (Cost $64,190) ($ Thousands)                         64,190
                                                   -----------
CERTIFICATES OF DEPOSIT  -- 1.1%
  HSBC Bank USA
    3.870%, 06/07/07                     10,999        10,883
  SunTrust Bank
    4.415%, 06/15/09                      1,285         1,281
  U.S. Trust (F) (L)
    3.696%, 09/14/05                     17,349        17,349
  Wells Fargo (F) (L)
    4.010%, 07/24/06                     17,349        17,349
                                                   -----------
Total Certificates of Deposit
  (Cost $46,982) ($ Thousands)                         46,862
                                                   -----------
TIME DEPOSIT (L) -- 1.1%
  Citigroup
    3.563%, 09/01/05                     43,371        43,371
                                                   -----------
Total Time Deposit
  (Cost $43,371) ($ Thousands)                         43,371
                                                   -----------
FOREIGN BONDS  -- 0.5%
  Bundesrepub Deutschland
    4.750%, 07/04/34                      1,375         2,042
    4.000%, 01/04/37                      5,450         7,224
  Petro-Canada
    5.950%, 05/15/35                        710           745
  UBS AG (JPY)
    0.100%, 09/27/05                  1,133,000        10,196
                                                   -----------
Total Foreign Bonds
  (Cost $20,028) ($ Thousands)                         20,207
                                                   -----------

----------------------------------------------------------------
Description             Shares/Face Amount       Value
                        ($ Thousands)/Contracts  ($ Thousands)
----------------------------------------------------------------
CASH EQUIVALENTS  -- 0.4%
  Evergreen Select Money
    Market Fund                         167,537    $      168
  SEI Daily Income Trust,
    Prime Obligation
    Fund, Cl A+                      18,088,328        18,088
                                                   -----------
Total Cash Equivalents
  (Cost $18,256) ($ Thousands)                         18,256
                                                   -----------
MUNICIPAL BONDS  -- 0.1%
  Fort Irwin, California, GO (C)
    5.300%, 12/15/35                   $  1,395         1,407
  Los Angeles County, California
    Taxable Pension Obligation,
    Ser D, RB, MBIA (E)
    8.029%, 06/30/10                        650           525
                                                   -----------
Total Municipal Bonds
  (Cost $1,839) ($ Thousands)                           1,932
                                                   -----------

PURCHASED OPTIONS  -- 0.0%
  90 Days Euro Futures Call,
     Expires 9/19/05, Strike Price $96      152            28
  March 2006 Euro Futures Call,
     Expires 3/13/06, Strike Price $96.25   248            39
  March 2006 Euro Futures Put,
     Expires 3/13/06, Strike Price $96      248           150
  September 2005 Ten Year Treasury
     Note Call, Expires 08/26/05,
     Strike Price $112                      176            --
                                                    ----------
Total Purchased Options
  (Cost $558) ($ Thousands)                               217
                                                    ----------

REPURCHASE AGREEMENTS  -- 13.1%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $65,063,177 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $2,144,286-
  $34,697,188, 2.000%-3.875%,
  02/13/06-02/22/08, with a total
  market value of $66,358,099) (L)       65,057        65,057
Deutsche Bank
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $1,735,031 (collateralized by
  Freddie Mac Discount Note, par value
  $1,773,547, 0.000%, 09/23/05; with a
  total market value of $1,769,645) (L)   1,735         1,735
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $22,728,912 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $8,773,878-
  $19,015,794, 0.000%-8.125%,
  04/15/15-10/15/19; with a total market
  value of $23,181,405) (L)              22,727        22,727

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


----------------------------------------------------------------
                           Face Amount             Value
Description              ($Thousands)/Contracts    ($ Thousands)
----------------------------------------------------------------
Nomura
  3.570%, dated 08/31/05 to be
  repurchased on 09/01/2005,
  repurchase price $388,438,516
  (collateralized by various U.S.
  Government Obilgations, ranging in
  par value $22,845,000-$50,000,000,
  5.150%-6.000%, 05/15/11-03/08/12;
  with a total market value of
  $396,168,000)                        $388,400    $  388,400
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05, repurchase
  price $69,401,277 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $6,087,622-
  $63,428,195, 4.500%-5.000%,
  01/15/14-04/15/15; with a total market
  value of $70,783,001) (L)              69,394        69,394
                                                   -----------
Total Repurchase Agreements
  (Cost $547,313) ($ Thousands)                       547,313
                                                   -----------
Total Investments -- 146.5%
  (Cost $6,043,541) ($ Thousands)                  $6,098,189
                                                   ===========

WRITTEN OPTIONS  -- 0.0%
  December 2005 Ten Year
     Treasury Note Call, Expires
     11/22/05, Strike Price $113           (153)   $     (105)
  December 2005 Ten Year
     Treasury Note Call, Expires
     11/22/05, Strike Price $114           (185)          (72)
  December 2005 Ten Year
     Treasury Note Put, Expires
     11/22/05, Strike Price $108           (153)          (17)
  December 2005 Ten Year
     Treasury Note Put, Expires
     11/22/05, Strike Price $109           (185)          (38)
                                                   -----------
Total Written Options
  (Premium Received $(337)) ($ Thousands)          $     (232)
                                                   ===========

A summary of the open futures contracts held by the Fund at August 31, 2005, is as follows:
---------------------------------------------------------------------
                                                       UNREALIZED
                               CONTRACT               APPRECIATION
   TYPE OF       NUMBER OF      VALUE      EXPIRATION (DEPRECIATION)
   CONTRACT      CONTRACTS   ($THOUSANDS)    DATE     ($THOUSANDS)
---------------------------------------------------------------------
Euro-BOBL           (30)       $  2,816     09/08/05     $ (17)
Euro-BOBL          (214)        (19,951)    12/08/05         5
90 Day Euro$        865         207,762     09/21/05      (832)
90 Day Euro$        159          38,114     03/13/06        89
90 Day Euro$      1,254         300,599     03/15/06       310
90 Day Euro$       (159)        (38,094)    09/18/06       (82)
U.S. 5 Year
Note                106          11,504     09/23/05       339

U.S. 5 Year
Note                 34           3,685     12/22/05        30

U.S. 5 Year
Note               (253)        (27,419)    12/22/05      (237)
U.S. 10 Year
Agency Note          85           9,598     09/23/05       153

U.S. 10 Year
Agency Note          26           2,914     12/22/05        26

---------------------------------------------------------------------
                                                        UNREALIZED
                              CONTRACT                  APPRECIATION
   TYPE OF       NUMBER OF      VALUE       EXPIRATION (DEPRECIATION)
   CONTRACT      CONTRACTS   ($THOUSANDS)     DATE     ($THOUSANDS)
---------------------------------------------------------------------
U.S. Long           (27)         (3,196)    09/23/05    $   (60)

Treasury Bond
U.S. Long
Treasury Bond        41           4,839     11/20/05         37

U.S. Long
Treasury Bond      (530)        (62,556)    12/22/05       (772)
                                                        =======
                                                        $(1,011)

The following forward currency contracts were outstanding as of August
31, 2005:

------------------------------------------------------------------------
             Currency to   Currency to                   Unrealized
Maturity     Deliver       Receive       Contract Value  Depreciation
Date        ($Thousands)   ($Thousands)  ($Thousands)    ($Thousands)
------------------------------------------------------------------------
10/20/05  USD      $1    EUR       $1          $1           $  --
10/20/05  EUR   6,923    USD    8,514       8,514            (127)
                                           ------           -----
                                           $8,515           $(127)
                                           ------           =====

As of August 31, 2005 there were the following Credit Default Swap agreements outstanding:
------------------------------------------------------------------------
                                                        Net Unrealized
                                      Notional Amount   Depreciation
Description                           ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------
Receive  fixed rate of 1.900% and pay
   floating par in event of default on
   GSAMP Trust, Ser 2005-HE1,
   Cl B2, 5.014%, 02/02/13
   (Counter Party: Citibank)                   $600          $(15)

Receive fixed rate of 1.900% and pay
   floating par in event of default on
   ACE Securities, Ser 2004-RM2,
   Cl B1, 5.014%, 01/25/35
   (Counter Party: Citibank)                    600           (12)

Receive fixed rate of 3.350% and pay
   floating par in event of default on
   Aegis Asset-Backed Securities Trust,
   Ser 2004-5, Cl B3, 6.814%, 12/25/34
   (Counter Party:Citibank)                     600           (25)

Receive fixed rate of 2.050% and pay
   floating par in event of default on
   Ameriquest Mortgage Securities,
   Ser 2004-R6, Cl M3, 5.464%, 07/25/34
   (Counter Party: Citibank)                    600           (12)

Receive fixed rate of 1.950% and pay
   floating par in event of default on
   CDC Mortgage Capital Trust,
   Ser 2004-HE3, Cl B2, 5.264%, 11/25/34
   (Counter Party: Citibank)                    600           (12)

Receive fixed rate of 1.900% and pay
   floating par in event of default on
   Countrywide Asset-Backed Certificates
   Ser 2004-12, Cl MV8, 5.114%, 11/25/34
   (Counter Party: Citibank)                    600           (13)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2005


------------------------------------------------------------------------
                                                        Net Unrealized
                                      Notional Amount   Depreciation
Description                          ($ Thousands)      ($ Thousands)
------------------------------------------------------------------------
Receive fixed rate of 2.050% and pay
   floating par in event of default on
   Countrywide Asset-Backed Certificates
   Ser 2004-6, Cl M8, 5.514%, 05/25/34
   (Counter Party:Citibank)                  $  600          $(12)


Receive fixed rate of 2.000% and pay
   floating par in event of default on
   Countrywide Asset-Backed Certificates
   Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34
   (Counter Party: Citibank)                  1,000           (20)


Receive fixed rate of 3.000% and  pay
   floating par in event of default on
   Countrywide Asset-Backed Certificates
   Ser 2004-ECC1, Cl B, 4.814%, 01/25/34
   (Counter Party: Citibank)                  1,000           (25)


Receive fixed rate of 3.050% and pay
   floating par in event of default on
   Home Equity Asset Trust, Ser 2004-8,
   Cl B3, 6.414%, 03/25/35
   (Counter Party:Citibank)                     600           (22)


Receive fixed rate of 2.030% and pay
   floating par in event of default on
   Long Beach Mortgage Loan Trust,
   Ser 20004-2, Cl M6, 5.564%, 06/25/34
   (Counter Party: Citibank)                    600           (11)


Receive fixed rate of 2.100% and pay
   floating par in event of default on
   Master Asset Backed Securities Trust,
   Ser 2004-WMC2, Cl M5, 5.714%, 04/25/34
   (Counter Party: Citibank)                    600            (8)


Receive fixed rate of 2.050% and pay
   floating par in event of default on
   Morgan Stanley ABS Equity I,
   Ser 2004-HE6, Cl B2, 5.264%, 08/25/34
   (Counter Party: Citibank)                    600           (13)


Receive fixed rate of 2.070% and pay
   floating par in event of default on
   Morgan Stanley ABS Equity I,
   Ser 2004-NC5, Cl B2, 5.564%, 05/25/34
   (Counter Party: Citibank)                    600           (12)


Receive fixed rate of 2.900% and pay
   floating par in event of default on
   New Century Home Equity Loan Trust,
   Ser 2004-4, Cl M9, 6.014%, 02/25/35
   (Counter Party: Citibank)                  1,000           (30)


Receive fixed rate of 1.900% and pay
   floating par in event of default on
   Residential Asset Securities,
   Ser 2004-KS10, Cl M5, 5.164%, 11/25/34
   (Counter Party:Citibank)                     600           (14)
                                                            ------
                                                            $(256)
                                                            ======

 Percentages are based on Net Assets of $4,163,579 ($ Thousands).



+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) The rate reflected is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Treasury Inflation Index Notes.
(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2005. The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of August 31, 2005 was $4,149 ($ Thousands) and represents 0.1% of Net Assets.
(I) Security in default on interest payments.
(J) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(K) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31, 2005 was $1,177,900 ($ Thousands).
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $1,220,142 ($ Thousands).
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
EXL -- Extendable Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only Security
JPY -- Japanese Yen
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Administration
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority
USD -- U.S. Dollar
Amounts designated as "-- " are zero or have been rounded to zero.
At August 31, 2005, the tax basis cost of the Fund's investments was $6,043,541 ($ Thousands), and the unrealized appreciation and depreciation were $80,648 and $(26,000) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Long Duration Fund
August 31, 2005


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
ASSET-BACKED SECURITIES  -- 45.1%

MORTGAGE RELATED SECURITIES -- 44.4%
  Ace Securities, Ser 2004-FM2,
    Cl A2A
    3.801%, 06/25/34                     $  486      $    486
  Ameriquest Mortgage Securities,
    Ser 2003-1, Cl M2
    5.491%, 02/25/33                      1,000         1,012
  Amortizing Residential Collateral
    Trust, Ser 2002-BC4, Cl M2 (B)
    4.791%, 07/25/32                      1,000         1,012
  Asset Backed Funding Certificates,
    Ser 2002-NC1, Cl M2
    4.891%, 02/25/32                        850           860
  Bayview Financial Acquisition
    Trust, Ser 2005-A, Cl A1
    4.169%, 02/28/40                        700           700
  Bayview Financial Acquisition
    Trust, Ser 2005-B, Cl 1A1
    4.443%, 04/28/39                        704           704
  Bear Stearns Asset Backed
    Securities, Ser 2004-FR3, Cl 1A1
    3.891%, 02/25/30                        656           656
  Centex Home Equity, Ser 2002-C,
    Cl M2 (B)
    4.791%, 09/25/32                      1,000         1,004
  Centex Home Equity, Ser 2002-D,
    Cl M2 (B)
    5.691%, 12/25/32                        635           643
  Centex Home Equity, Ser 2005-A,
    Cl AV1 (B)
    3.761%, 08/25/27                        839           840
  Chase Funding Mortgage Loan,
    Ser 2001-4, Cl 2M2 (B)
    5.041%, 11/25/31                        152           153
  Citigroup Mortgage Loan Trust,
    Ser 2003-1, Cl WA2
    6.500%, 10/25/33                        175           178
  Citigroup Mortgage Loan Trust,
    Ser 2004-2, Cl 2A1 (A)
    6.500%, 08/25/33                        790           807
  Countrywide Alternative Loan Trust,
    Ser 2005-16, Cl A5 (B)
    3.921%, 06/25/35                      1,245         1,243
  Countrywide Alternative Loan Trust,
    Ser 2005-21, Cl 3A2 (B)
    3.837%, 08/25/35                        471           470
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (B)
    4.087%, 08/25/35                      1,142         1,148
  Countrywide Alternative Loan Trust,
    Ser 2005-51, Cls 2A2A
    3.960%, 09/20/35                      1,400         1,400
  Countrywide Asset-Backed
    Certificates, Ser 2003-BC1, Cl M1
    4.561%, 12/25/32                      1,150         1,158
  Countrywide Asset-Backed
    Certificates, Ser 2005-1, Cl 3AV1
    3.731%, 07/25/35                      1,154         1,154
  Countrywide Asset-Backed
    Certificates, Ser 2005-16, Cl 1A1
    4.382%, 06/25/35                        939           953
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (B)
    4.000%, 09/19/44                        455           456

----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  DSLA Mortgage Loan Trust,
    Ser 2005-AR2, Cl 2A1A (B)
    3.800%, 03/19/45                     $1,184      $  1,200
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A1 (B)
    3.801%, 03/25/35                        484           484
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A2 (B)
    3.921%, 03/25/35                        945           947
  GMAC Mortgage, Ser 2003-HE2,
    Cl A2
    3.140%, 06/25/25                        431           428
  Greenpoint Mortgage Funding Trust,
    Ser 2005-HE2,  Cl A1 (B)
    3.771%, 04/15/30                        937           937
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    3.990%, 11/19/34                        420           420
  Harborview Mortgage Loan Trust,
    Ser 2005-1, Cl X, IO
    1.097%, 03/19/35                      3,682           115
  Harborview Mortgage Loan Trust,
    Ser 2005-11, Cl 2A1A (B)
    3.980%, 08/19/45                      1,405         1,405
  Home Equity Asset Trust,
    Ser 2002-1, Cl M2 (B)
    5.041%, 11/25/32                        680           687
  Household Mortgage Loan Trust,
    Ser 2002-HC1, Cl M (B)
    4.259%, 05/20/32                        308           309
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M1 (B)
    4.391%, 05/25/33                      1,575         1,581
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M2 (B)
    4.891%, 05/25/33                        550           553
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2, IO
    0.786%, 12/25/34                      2,749            89
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR5, Cl 2A1B (B)
    4.041%, 08/25/34                        522           522
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR6, Cl 6A1 (B)
    5.503%, 10/25/34                        444           450
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR7, Cl A2 (B)
    4.071%, 09/25/34                        518           518
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR8, Cl 2A2A (B)
    4.041%, 11/25/34                        413           413
  Irwin Home Equity, Ser 2003-A,
    Cl M2 (B)
    5.791%, 10/25/27                        475           485
  Irwin Home Equity, Ser 2005-A,
    Cl A1 (B)
    3.811%, 09/25/17                        666           666
  Master Alternative Loans Trust,
    Ser 2003-3, Class 2A1
    8.500%, 05/25/33                        589           606
  Master Seasoned Securities Trust,
    Ser 2005-1, Cl 4A1
    5.913%, 10/25/32                        885           899

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Long Duration Fund
August 31, 2005


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Mid-State Trust, Ser 2004-1, Cl B
    8.900%, 08/15/37                     $  602          $643
  Morgan Stanley Capital I,
    Ser 2004-HE4, Cl A3 (B)
    3.841%, 05/25/34                        373           373
  Morgan Stanley Capital I,
    Ser 2004-NC2, Cl M2 (B)
    4.841%, 12/25/33                      1,500         1,521
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE1, Cl M2 (B)
    4.941%, 07/25/32                      1,000         1,007
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE2, Cl M2 (B)
    4.891%, 08/25/32                      1,000         1,006
  Ownit Mortgage Loan, Ser 2005-1,
    Cl A1 (B)
    3.771%, 09/25/35                      1,023         1,023
  Renaissance NIM Trust,
    Ser 2005-2, Cl N (A)
    3.280%, 07/25/35                        676           676
  Residential Asset Mortgage
    Products, Ser 2004-RS11,
    Cl A2 (B)
    3.911%, 12/25/33                        925           928
  Residential Asset Securities,
    Ser 1999-KS3, Cl AII1 (B)
    4.031%, 10/25/30                        673           673
  Residential Funding Mortgage
    Securities, Ser 1999-HI8,
    Cl AI7 (D)
    7.970%, 11/25/29                        704           706
  Saxon Asset Securities Trust,
    Ser 2004-3, Cl A3 (B)
    3.981%, 12/26/34                        500           502
  Washington Mutual, Ser 2000-1,
    Cl M2 (B)
    4.441%, 01/25/40                        903           905
  Washington Mutual,
    Ser 2002-AR17, Cl 2A (B)
    3.870%, 11/25/42                        617           611
  Washington Mutual,
    Ser 2004-AR10, Cl A2A (B)
    3.750%, 07/25/44                        341           341
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    3.625%, 10/25/44                        229           229
  Washington Mutual, Ser 2005-AR1,
    Cl A2A2 (B)
    3.891%, 01/25/45                        694           694
  Washington Mutual, Ser 2005-AR2,
    Cl 2A21 (B)
    3.971%, 01/25/45                      1,558         1,560
  Washington Mutual, Ser 2005-AR2,
    Cl 2A22 (B)
    3.535%, 01/25/45                        896           895
  Washington Mutual, Ser 2005-AR6,
    Cl 2AB1 (B)
    3.831%, 04/25/45                        947           947
                                                     ---------
                                                       45,991
                                                     ---------
OTHER ASSET-BACKED SECURITIES -- 0.7%
  Aviation Capital Group Trust,
    Ser 2003-2A, Cl G2
    4.409%, 09/20/33                        688           690
                                                     ---------

----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
Total Asset-Backed Securities
  (Cost $46,720) ($ Thousands)                       $ 46,681
                                                     ---------
CORPORATE OBLIGATIONS  -- 17.6%

CONSUMER DISCRETIONARY -- 3.6%
  Alltel
    4.656%, 05/17/07                     $  525           528
  DaimlerChrysler (B)
    3.610%, 03/07/07                      1,375         1,373
  Ford Motor
    8.900%, 01/15/32                        590           520
    7.450%, 07/16/31                        360           288
  General Motors
    8.375%, 07/15/33                        153           129
    8.250%, 07/15/23                      1,070           896
                                                     ---------
                                                        3,734
                                                     ---------
FINANCIALS -- 10.2%
  Bank of America, Ser A (A)
    8.070%, 12/31/26                      1,267         1,368
  BankBoston Capital Trust I, Ser B
    8.250%, 12/15/26                        145           157
  Chase Capital II, Ser B (B)
    4.193%, 02/01/27                        170           160
  Chase Capital III, Ser C (B)
    3.880%, 03/01/27                        330           312
  Countrywide Financial (B)
    3.983%, 05/05/08                        200           200
  Countrywide Home Loans MTN,
    Ser E
    6.935%, 07/16/07                        690           719
  Credit Suisse First Boston
    London (A)
    9.650%, 03/24/10                        602           553
    9.650%, 03/24/10                        669           613
  Credit Suisse First Boston USA
    5.125%, 08/15/15                        460           468
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                        281           294
  EOP Operating (B)
    4.104%, 10/01/10                        510           515
  Farmers Insurance Exchange
    Capital (A)
    8.625%, 05/01/24                        160           198
  Ford Motor Credit
    6.625%, 06/16/08                        240           239
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                          9            10
  Meridian Funding (A) (B)
    3.748%, 10/06/08                        393           393
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                        305           321
  Pemex Finance
    8.020%, 05/15/07                        525           546
  Power Receivables Financial (A)
    6.290%, 01/01/12                        447           462
  Residential Capital (A) (B)
    4.835%, 06/29/07                        380           382
  Rosyln Bancorp
    5.750%, 11/15/07                        900           918
  Simon Property Group
    7.375%, 01/20/06                        710           718
  Spieker Properties
    7.650%, 12/15/10                        360           413

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Long Duration Fund
August 31, 2005


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                     $  600      $    664
                                                     ---------
                                                       10,623
                                                     ---------
INDUSTRIALS -- 1.4%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                        181           191
  American Airlines, Ser AMBC
    3.857%, 07/09/10                        244           238
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                        176           177
  Continental Airlines, Ser 2202-1,
    Cl G1 (B)
    4.240%, 08/15/11                        129           129
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                        110           117
  Delta Air Lines (B)
    4.400%, 01/25/08                        498           499
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                         41            42
  Northwest Airlines, Ser 00-1
    8.072%, 10/01/19                         38            41
                                                     ---------
                                                        1,434
                                                     ---------
TELECOMMUNICATION SERVICES -- 0.9%
  New England Telephone &
    Telegraph
    7.650%, 06/15/07                        900           944
                                                     ---------
UTILITIES -- 1.5%
  Entergy Gulf States (B)
    3.730%, 12/01/09                        525           526
  Power Contract Financing (A)
    5.200%, 02/01/06                        275           276
  Sempra Energy
    4.621%, 05/17/07                        525           527
  Sempra Energy (B)
    4.290%, 05/21/08                        190           191
                                                     ---------
                                                        1,520
                                                     ---------
Total Corporate Obligations
  (Cost $18,627) ($ Thousands)                         18,255
                                                     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
  FHLMC
    3.530%, 10/18/05                      2,800         2,787
  FHLMC CMO, Ser 2469, Cl AK
    6.000%, 04/15/30                        700           703
  FHLMC CMO, Ser 2748, Cl ZT
    5.500%, 02/15/24                         78            81
  FHLMC, Ser 2391, Cl XE
    6.000%, 05/15/27                        334           336
  FNMA
    3.540%, 10/26/05                      4,600         4,575
    3.460%, 10/12/05                        920           916
    3.407%, 10/19/05                        950           946
  FNMA CMO, Ser 2001-13,
    Cl SA (B)
    10.101%, 11/25/17                       526           533
  FNMA CMO, Ser 2001-48,  Cl PD
    6.500%, 06/25/20                        698           706
  FNMA CMO, Ser 2003-122, Cl ZQ
    6.000%, 12/25/33                        104           116

----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  FNMA CMO, Ser 2004-12, Cl ZX
    6.000%, 03/25/34                     $  113      $    120
  FNMA CMO, Ser 2004-31, Cl MZ
    4.250%, 05/25/34                        106            89
  FNMA CMO, Ser 2004-80, Cl XZ
    5.000%, 11/25/34                        208           196
  FNMA, Ser 2003-33, Cl PC
    4.500%, 03/25/27                        711           709
  GNMA CMO, Ser 2003-112,
    Cl SG (B)
    3.791%, 12/16/33                        304           251
                                                     ---------
Total U.S. Government Agency Obligations
  (Cost $12,994) ($ Thousands)                         13,064
                                                     ---------
COMMERCIAL PAPER (C) -- 10.3%

FINANCIALS -- 10.3%
  Alcoa
    3.579%, 09/26/05                      2,225         2,220
  CRC Funding
    3.517%, 09/21/05                      1,855         1,851
  Chariot Funding
    3.481%, 09/02/05                      1,860         1,860
  General Electric Capital
    3.441%, 09/20/05                      1,000           998
  Kittyhawk Funding
    3.470%, 09/01/05                      1,860         1,860
  Yorktown Capital
    3.480%, 09/01/05                      1,860         1,860
                                                     ---------
Total Commercial Paper
  (Cost $10,649) ($ Thousands)                         10,649
                                                     ---------
U.S. TREASURY OBLIGATIONS -- 6.8%
  U.S. Treasury Bonds Forward
    Commitments  (Forward
    Settlement Date 09/21/05)
    6.250%, 08/15/23                      1,910         2,365
  U.S. Treasury Bonds Forward
    Commitments (Forward
    Settlement Date 09/21/05)
    6.250%, 08/15/23                      3,799         4,703
                                                     ---------
Total U.S. Treasury Obligations
  (Cost $6,861) ($ Thousands)                           7,068
                                                     ---------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 4.8%
  FHLMC
    6.500%, 08/01/29                        887           911
  FHLMC (B)
    5.616%, 05/01/35                      1,208         1,257
  FNMA
    7.000%, 04/01/34                        781           818
    5.500%, 10/01/17 to 02/01/18            502           509
  GNMA (B)
    4.375%, 06/20/32                      1,458         1,480
                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $4,947) ($ Thousands)                           4,975
                                                     ---------



--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Long Duration Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
CASH EQUIVALENT  -- 1.3%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A+      1,390,578      $  1,391
                                                     ---------
Total Cash Equivalent
  (Cost $1,391) ($ Thousands)                           1,391
                                                     ---------
Total Investments -- 98.5%
  (Cost $102,189) ($ Thousands)                      $102,083
                                                     =========
As of August 31, 2005 there were the following Interest Rate Swap agreements outstanding:
--------------------------------------------------------------------------
                                                          Net Unrealized
                                            Notional      Appreciation
                               Expiration   Amount        (Depreciation)
Description                    Date         ($Thousands)  ($Thousands)
--------------------------------------------------------------------------
Receive fixed rate of 5.143%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party:
  Barclays Capital)            04/11/20       $ 1,850        $  112

Receive fixed rate of 4.840%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party:
  Barclays Capital)            05/04/20         1,510            43

Receive fixed rate of 5.148%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party:
  Citigroup)                   08/02/20        17,590           508

Receive fixed rate of 5.118%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Credit
  Suisse First Boston)         12/02/19        13,500           776

Receive fixed rate of 4.905%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Credit
  Suisse First Boston)         12/14/19        12,440           439

Receive fixed rate of 4.995%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party:
  Deutsche Bank)               01/10/20        19,675           881

Receive fixed rate of 4.995%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party:
  Deutsche Bank)               09/02/20        15,710            (7)

Receive fixed rate of 4.993%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party:
  Deutsche Bank)               03/03/20         3,070           136
--------------------------------------------------------------------------

Total                                                        $2,888
--------------------------------------------------------------------------

Percentages are based on Net Assets of $103,625 ($ Thousands).
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(C) The rate reported is the effective yield at time of purchase.
(D) Security, or portion of this security, has been pledged as collateral on open swap contracts.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
MTN -- Medium Term Note
Ser -- Series
At August 31, 2005, the tax basis cost of the Fund's investments was $102,189
($ Thousands), and the unrealized appreciation and depreciation were $505 and $(611) ($ Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Extended Duration Fund
August 31, 2005


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
ASSET-BACKED SECURITIES  -- 51.1%

MORTGAGE RELATED SECURITIES -- 50.2%
  Ace Securities, Ser 2004-FM2,
    Cl A2A
    3.801%, 06/25/34                     $  418      $    418
  Ameriquest Mortgage Securities,
    Ser 2003-1, Cl M2
    5.491%, 02/25/33                        850           860
  Amortizing Residential
    Collateral Trust, Ser
    2002-BC4, Cl M2 (D)
    4.791%, 07/25/32                        850           860
  Asset Backed Funding Certificates,
    Ser 2002-NC1, Cl M2
    4.891%, 02/25/32                      2,365         2,394
  Bayview Financial Acquisition
    Trust, Ser 2005-A, Cl A1
    4.169%, 02/28/40                        600           600
  Bayview Financial Acquisition
    Trust, Ser 2005-B, Cl 1A1
    4.443%, 04/28/39                      1,407         1,407
  Bear Stearns Asset Backed
    Securities, Ser 2004-FR3, Cl 1A1
    3.891%, 02/25/30                        574           574
  CDC Mortgage Capital Trust,
    Ser 2002-HE2, Cl M2
    5.141%, 01/25/33                      1,000         1,007
  Centex Home Equity, Ser 2002-C,
    Cl M2 (D)
    4.791%, 09/25/32                        875           879
  Centex Home Equity, Ser 2005-A,
    Cl AV1 (D)
    3.761%, 08/25/27                        719           720
  Chase Funding Mortgage Loan,
    Ser 2001-4, Cl 2M2 (D)
    5.041%, 11/25/31                        171           172
  Citigroup Mortgage Loan Trust,
    Ser 2003-1, Cl WA2
    6.500%, 10/25/33                        312           318
  Citigroup Mortgage Loan Trust,
    Ser 2004-2, Cl 2A1 (A)
    6.500%, 08/25/33                        718           734
  Countrywide Alternative Loan Trust,
    Ser 2005-21, Cl 3A2 (D)
    3.837%, 08/25/35                        871           869
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (D)
    4.087%, 08/25/35                      2,369         2,382
  Countrywide Asset-Backed
    Certificates, Ser 2003-BC1, Cl M1
    4.561%, 12/25/32                      2,200         2,215
  Countrywide Asset-Backed
    Certificates, Ser 2005-1, Cl 3AV1
    3.731%, 07/25/35                        983           983
  Countrywide Asset-Backed
    Certificates, Ser 2005-16, Cl 1A1
    4.382%, 06/25/35                      1,245         1,264
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (D)
    4.000%, 09/19/44                        508           509
  EQCC Home Equity Loan Trust,
    Ser 1999-2, Cl A4F
    6.753%, 08/25/27                        243           244
  Equifirst Mortgage Loan Trust,
    Ser 2004-3, Cl A1
    3.971%, 12/25/34                      2,300         2,305

----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A1 (D)
    3.801%, 03/25/35                     $  417      $    418
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A2 (D)
    3.921%, 03/25/35                      2,750         2,756
  GMAC Mortgage, Ser 2003-HE2,
    Cl A2
    3.140%, 06/25/25                        352           350
  Greenpoint Mortgage Funding Trust,
    Ser 2005-HE2, Cl A1 (D)
    3.771%, 04/15/30                      2,283         2,283
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (D)
    3.990%, 11/19/34                        468           469
  Harborview Mortgage Loan Trust,
    Ser 2005-1, Cl X, IO
    1.097%, 03/19/35                      3,334           104
  Home Equity Asset Trust,
    Ser 2002-1, Cl M2 (D)
    5.041%, 11/25/32                        575           581
  Household Mortgage Loan Trust,
    Ser 2002-HC1, Cl M (D)
    4.259%, 05/20/32                        336           337
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M1 (D)
    4.391%, 05/25/33                      2,050         2,058
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M2 (D)
    4.891%, 05/25/33                        600           603
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2,
    IO (D)
    0.786%, 12/25/34                      5,173           168
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR5, Cl 2A1B (D)
    4.041%, 08/25/34                        588           588
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR6, Cl 6A1 (D)
    5.503%, 10/25/34                        382           387
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR7, Cl A2 (D)
    4.071%, 09/25/34                        706           706
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR8, Cl 2A2A (D)
    4.041%, 11/25/34                        579           579
  Irwin Home Equity, Ser 2001-2,
    Cl M2 (D)
    4.891%, 07/25/26                        749           749
  Irwin Home Equity, Ser 2003-A,
    Cl M2 (D)
    5.791%, 10/25/27                        525           536
  Irwin Home Equity, Ser 2005-A,
    Cl A1 (D)
    3.811%, 09/25/17                        561           561
  Master Alternative Loans Trust,
    Ser 2003-3, Class 2A1
    8.500%, 05/25/33                        491           505
  Master Seasoned Securities Trust,
    Ser 2005-1, Cl 4A1
    5.913%, 10/25/32                      1,923         1,952
  Mid-State Trust, Ser 2004-1, Cl B
    8.900%, 08/15/37                        498           532

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Extended Duration Fund
August 31, 2005


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Morgan Stanley Capital I,
    Ser 2002-HE3, Cl M2 (D)
    5.841%, 12/27/32                     $2,125      $  2,156
  Morgan Stanley Capital I,
    Ser 2004-HE4, Cl A3 (D)
    3.841%, 05/25/34                        318           318
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE1, Cl M2 (D)
    4.941%, 07/25/32                        850           856
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE2, Cl M2 (D)
    4.891%, 08/25/32                        850           855
  Morgan Stanley Dean Witter
    Capital, Ser 2003-NC1, Cl M3 (D)
    5.741%, 11/25/32                      2,250         2,270
  Morgan Stanley Dean Witter
    Capital, Ser 2003-NC3, Cl M2 (D)
    5.621%, 03/25/33                      2,400         2,432
  Novastar Home Equity Loan,
    Ser 2004-4, Cl A2A (D)
    3.831%, 03/25/35                      1,387         1,388
  Novastar Home Equity Loan,
    Ser 2004-4, Cl A2B (D)
    3.981%, 03/25/35                      2,600         2,607
  Ownit Mortgage Loan, Ser 2005-1,
    Cl A1 (D)
    3.771%, 09/25/35                        877           877
  People's Choice Home Loan
    Securities Trust, Ser 2005-1,
    Cl 1A2 (D)
    3.911%, 10/25/31                      2,500         2,504
  Renaissance NIM Trust,
    Ser 2005-2, Cl N (A)
    3.280%, 07/25/35                      1,353         1,353
  Residential Asset Mortgage
    Products, Ser 2004-RS11,
    Cl A2 (D)
    3.911%, 12/25/33                      2,750         2,758
  Residential Asset Securities,
    Ser 1999-KS3, Cl AII1 (D)
    4.031%, 10/25/30                      1,396         1,397
  Residential Asset Securities,
    Ser 2004-KS11, Cl AI2 (D)
    3.911%, 01/25/34                      2,750         2,759
  Residential Funding Mortgage
    Securities, Ser 1999-HI8,
    Cl AI7 (C)
    7.970%, 11/25/29                        574           576
  Saxon Asset Securities Trust,
    Ser 2004-3, Cl A3 (D)
    3.981%, 12/26/34                      2,500         2,509
  Specialty Underwriting and
    Residential Finance,
    Ser 2004-BC3, Cl A2B (D)
    3.951%, 07/25/35                      2,500         2,508
  Terwin Mortgage Trust,
    Ser 2003-5SL, Cl M2 (D)
    5.691%, 10/25/34                      2,300         2,388
  UCFC Home Equity Loan,
    Ser 1998-D, Cl MF1 (D)
    6.905%, 04/15/30                        579           587
  Washington Mutual, Ser 2000-1,
    Cl M2 (D)
    4.441%, 01/25/40                        793           796

----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Washington Mutual,
    Ser 2002-AR17, Cl 2A (D)
    3.870%, 11/25/42                     $1,029      $  1,018
  Washington Mutual, Ser 2003-AR6,
    Cl A1 (D)
    4.355%, 06/25/33                      2,082         2,075
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (D)
    3.625%, 10/25/44                        191           190
  Washington Mutual, Ser 2004-AR3,
    Cl A2
    4.243%, 06/25/34                      1,375         1,366
  Washington Mutual, Se 2005-AR1,
    Cl A2A2 (D)
    3.891%, 01/25/45                      1,439         1,439
  Washington Mutual, Ser 2005-AR2,
    Cl 2A21 (D)
    3.971%, 01/25/45                        601           602
  Washington Mutual, Ser 2005-AR2,
    Cl 2A22 (D)
    3.535%, 01/25/45                        775           774
  Washington Mutual, Ser 2005-AR6,
    Cl 2AB1 (D)
    3.831%, 04/25/45                        805           805
                                                     ---------
                                                       81,099
                                                     ---------
OTHER ASSET-BACKED SECURITIES -- 0.9%
  Aviation Capital Group Trust,
    Ser 2003-2A, Cl G2
    4.409%, 09/20/33                      1,438         1,443
                                                     ---------
Total Asset-Backed Securities
  (Cost $82,607) ($ Thousands)                         82,542
                                                     ---------
CORPORATE OBLIGATIONS  -- 19.4%

CONSUMER DISCRETIONARY -- 3.0%
  Alltel
    4.656%, 05/17/07                        725           729
  DaimlerChrysler (D)
    3.610%, 03/07/07                        855           854
  Ford Motor
    8.900%, 01/15/32                        549           484
    7.450%, 07/16/31                      1,302         1,042
  General Motors
    8.375%, 07/15/33                        911           765
    8.250%, 07/15/23                      1,130           946
                                                     ---------
                                                        4,820
                                                     ---------
FINANCIALS -- 11.5%
  Bank of America, Ser A (A)
    8.070%, 12/31/26                      1,728         1,866
  BankBoston Capital Trust I, Ser B
    8.250%, 12/15/26                        655           708
  Chase Capital III, Ser C (D)
    3.880%, 03/01/27                        555           525
  Countrywide Financial (D)
    3.983%, 05/05/08                      1,200         1,203
  Countrywide Home Loans MTN,
    Ser E
    6.935%, 07/16/07                        597           622
  Credit Suisse First Boston
    London (A)
    9.650%, 03/24/10                      1,419         1,303
    9.650%, 03/24/10                        569           521

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Extended Duration Fund
August 31, 2005


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Credit Suisse First Boston USA
    5.125%, 08/15/15                     $  690      $    702
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                        304           318
  EOP Operating (D)
    4.104%, 10/01/10                        430           434
  Farmers Insurance Exchange
    Capital (A)
    8.625%, 05/01/24                        175           217
  Ford Motor Credit
    6.625%, 06/16/08                        500           499
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                         41            45
  MBNA
    4.163%, 05/05/08                      1,400         1,412
  Meridian Funding (A) (D)
    3.748%, 10/06/08                        439           438
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                        522           549
  Pemex Finance
    8.020%, 05/15/07                      1,009         1,049
  Power Receivables Financial (A)
    6.290%, 01/01/12                        358           369
  Residential Capital (A) (D)
    4.835%, 06/29/07                      1,100         1,106
  Rosyln Bancorp
    5.750%, 11/15/07                        600           612
  Simon Property Group
    7.375%, 01/20/06                      1,310         1,324
  Spieker Properties
    7.650%, 12/15/10                        660           758
  Woodbourne Pass-Through
    Trust (A)
    4.440%, 04/08/49                        700           698
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                      1,150         1,274
                                                     ---------
                                                       18,552
                                                     ---------
INDUSTRIALS -- 1.7%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                        186           196
  American Airlines, Ser AMBC
    3.857%, 07/09/10                      1,037         1,011
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                        176           177
  Continental Airlines, Ser 2202-1,
    Cl G1 (D)
    4.240%, 08/15/11                        451           450
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                        140           148
  Delta Air Lines (D)
    4.400%, 01/25/08                        332           333
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                        184           192
  Northwest Airlines, Ser 00-1
    8.072%, 10/01/19                        169           181
                                                     ---------
                                                        2,688
                                                     ---------
TELECOMMUNICATION SERVICES -- 1.2%
  New England Telephone &
    Telegraph
    7.650%, 06/15/07                      1,786         1,873
                                                     ---------


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
UTILITIES -- 2.0%
  Entergy Gulf States (D)
    3.730%, 12/01/09                     $  450      $    451
  Pinnacle West Energy (A)
    4.004%, 04/01/07                      1,300         1,300
  Power Contract Financing (A)
    5.200%, 02/01/06                        229           230
  Sempra Energy
    4.621%, 05/17/07                        450           452
  Sempra Energy (D)
    4.290%, 05/21/08                        870           874
                                                     ---------
                                                        3,307
                                                     ---------
Total Corporate Obligations
  (Cost $31,499) ($ Thousands)                         31,240
                                                     ---------
U.S. TREASURY OBLIGATIONS -- 6.7%
  U.S. Treasury Bonds Forward
    Commitments (Forward
    Settlement Date 09/21/05)
    6.250%, 08/15/23                      8,742        10,823
                                                     ---------
Total U.S. Treasury Obligations
  (Cost $10,440) ($ Thousands)                         10,823
                                                     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.5%
  FHLMC
    3.660%, 12/12/05                      3,900         3,859
    3.692%, 11/22/05                      2,495         2,475
  FHLMC CMO, Ser 2469, Cl AK
    6.000%, 04/15/30                        600           603
  FHLMC CMO, Ser 2748, Cl ZT
    5.500%, 02/15/24                        331           341
  FHLMC, Ser 2391, Cl XE
    6.000%, 05/15/27                        311           314
  FNMA CMO, Ser 2001-13,
    Cl SA (D)
    10.101%, 11/25/17                       456           461
  FNMA CMO, Ser 2001-48,  Cl PD
    6.500%, 06/25/20                        604           611
  FNMA CMO, Ser 2003-122, Cl ZQ
    6.000%, 12/25/33                        455           504
  FNMA CMO, Ser 2004-12, Cl ZX
    6.000%, 03/25/34                        412           441
  FNMA CMO, Ser 2004-80, Cl XZ
    5.000%, 11/25/34                        114           107
  FNMA, Ser 2003-33, Cl PC
    4.500%, 03/25/27                        605           604
  GNMA CMO, Ser 2003-112,
    Cl SG (D)
    3.791%, 12/16/33                        259           214
                                                     ---------
Total U.S. Government Agency Obligations
  (Cost $10,331) ($ Thousands)                         10,534
                                                     ---------




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Extended Duration Fund
August 31, 2005


----------------------------------------------------------------
                             Shares/Face Amount  Value
Description                  ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER (B) -- 3.2%

FINANCIALS -- 3.2%
  Alcoa
    3.600%, 09/28/05                     $  825      $    823
    3.560%, 09/26/05                      1,700         1,696
  General Electric Capital
    3.430%, 09/02/05                      2,625         2,624
                                                     ---------
Total Commercial Paper
  (Cost $5,143) ($ Thousands)                           5,143
                                                     ---------
CASH EQUIVALENT  -- 1.9%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A +     3,078,448         3,078
                                                     ---------
Total Cash Equivalent
  (Cost $3,078) ($ Thousands)                           3,078
                                                     ---------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 1.2%
  FHLMC (D)
    6.500%, 08/01/29                        767           788
  FNMA
    7.000%, 04/01/34                        660           692
    5.500%, 10/01/17 to 02/01/18            425           430
                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $1,914) ($ Thousands)                           1,910
                                                     ---------
Total Investments -- 90.0%
  (Cost $145,012) ($ Thousands)                      $145,270
                                                     =========


As of August 31, 2005 there were the following Interest Rate Swap agreements outstanding:
------------------------------------------------------------------------

                                            Notional      Net Unrealized
                               Expiration   Amount        Appreciation
Description                    Date        ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------
Receive fixed rate of 5.216%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Barclays
  Capital)                     04/04/25       $49,000        $3,570

Receive fixed rate of 4.706%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Barclays
  Capital)                     06/02/25         9,720            66

Receive fixed rate of 4.938%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Citibank)    05/04/25        17,660           652

Receive fixed rate of 5.293%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Credit
  Suisse First Boston)         12/02/24         4,000           328


------------------------------------------------------------------------

                                            Notional      Net Unrealized
                               Expiration   Amount        Appreciation
Description                    Date        ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------
Receive fixed rate of 5.216%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Credit
  Suisse First Boston)         04/04/25       $50,000        $3,643

Receive fixed rate of 5.084%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Credit
  Suisse First Boston)         12/14/24        21,050         1,169

Receive fixed rate of 4.965%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Credit
  Suisse First Boston)         01/21/25        27,755         1,122

Receive fixed rate of 4.650%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Credit
  Suisse First Boston)         09/02/25        27,310           (23)

Receive fixed rate of 5.216%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Deutsche
  Bank)                        04/04/25        43,000         3,133

Receive fixed rate of 5.143%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Deutsche
  Bank)                        01/07/25        21,660         1,367

Receive fixed rate of 5.098%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Deutsche
  Bank)                        03/03/25           470         8,175

Receive fixed rate of 5.085%
  and pay floating rate based
  on 3 month LIBOR
  (Counter Party: Deutsche
  Bank)                        12/14/24        14,035           780
------------------------------------------------------------------------

Total                                                       $16,277
------------------------------------------------------------------------

Percentages are based on Net Assets of $161,344 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) The rate reported is the effective yield at time of purchase.

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


Extended Duration Fund
August 31, 2005


(C) Security, or portion of this security, has been pledged as collateral on open swap contracts.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LIBOR -- London InterBank Offering Rate
MTN -- Medium Term Note
Ser -- Series
At August 31, 2005, the tax basis cost of the Fund's investments was $145,012 ($ Thousands), and the unrealized appreciation and depreciation were $897 and $(639) ($ Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
COMMON STOCK -- 97.3%

AUSTRALIA -- 3.1%
  Alinta                                 72,730    $      603
  Amcor                                  98,981           492
  Aristocrat Leisure                     83,164           789
  Australia & New Zealand
    Banking Group                       123,852         2,071
  Australian Stock Exchange              26,815           538
  AXA Asia Pacific Holdings             154,398           574
  BHP Billiton                          443,577         6,922
  BlueScope Steel                       302,029         2,145
  Boral                                  42,125           232
  Brambles Industries (B)               662,209         4,438
  Caltex Australia                       39,140           509
  Centro Properties Group                57,122           256
  Cochlear                               20,816           660
  Coles Myer                             58,933           440
  Commonwealth Bank of Australia         49,359         1,393
  Computershare                         247,311         1,255
  CSL                                    16,365           424
  CSR                                    32,413            66
  DCA Group                              62,072           184
  Downer EDI                             17,386            79
  GPT Group                             177,616           522
  Iluka Resources                       214,896         1,384
  Insurance Australia Group             125,666           514
  John Fairfax Holdings                 156,468           514
  Lend Lease                             52,783           525
  Macquarie Airports                    469,366         1,130
  Macquarie Bank                         38,137         1,819
  Macquarie Goodman Group                30,328            98
  Macquarie Infrastructure Group        492,353         1,450
  Mayne Group                           154,059           582
  Mirvac Group                           23,883            69
  National Australia Bank               216,091         5,097
  OneSteel                              252,813           615
  Orica                                  42,288           608
  PaperlinX                              20,957            52
  Promina Group                          95,417           344
  Qantas Airways                        170,179           412
  QBE Insurance Group                   427,019         5,524
  Rinker Group                          108,141         1,186
  Rio Tinto                              10,554           403
  Santos                                175,097         1,532
  Stockland                             113,264           505
  Suncorp-Metway                         42,810           637
  Telstra (B)                           274,691           967
  Wesfarmers                             26,339           785
  Westpac Banking                        75,278         1,121
  Woolworths                             81,016           994
                                                   -----------
                                                       53,459
                                                   -----------
AUSTRIA -- 0.9%
  Andritz                                   708            67
  Boehler-Uddeholm                        6,204           956
  Erste Bank der Oesterreichischen
    Sparkassen                           16,478           912
  OMV                                    98,661         5,365
  Raiffeisen International Bank
    Holding*                              3,884           226
  Telekom Austria                       327,785         6,889
  Wienerberger                            2,474           102
                                                   -----------
                                                       14,517
                                                   -----------

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
BELGIUM -- 1.1%
  AGFA-Gevaert                           34,248    $      894
  Colruyt                                 1,858           247
  Delhaize Group (B)                     42,600         2,454
  Dexia                                  72,965         1,589
  Electrabel                              2,164         1,097
  Fortis (B)                            161,673         4,612
  Groupe Bruxelles Lambert               13,078         1,250
  KBC Groep                              37,215         3,083
  Solvay                                  4,893           531
  UCB                                    12,817           729
  Umicore                                20,483         1,953
                                                   -----------
                                                       18,439
                                                   -----------
BRAZIL -- 0.1%
  Cia de Saneamento Basico do
    Estado de Sao Paulo               6,170,000           383
  Gerdau ADR (B)                         46,950           570
  Uniao de Bancos Brasileiros GDR        23,300         1,042
                                                   -----------
                                                        1,995
                                                   -----------
CANADA -- 1.7%
  Abitibi-Consolidated (B)               63,200           271
  Alcan                                  90,500         2,977
  Bank of Nova Scotia                    30,300         1,043
  Cameco                                 23,600         1,189
  Canadian Natural Resources             40,900         2,013
  Falconbridge                           32,573           758
  Great-West Lifeco                       1,400            34
  Inco                                   32,100         1,359
  Manulife Financial                     21,700         1,103
  Methanex                               28,700           433
  Potash Saskatchewan                    22,300         2,446
  Research In Motion*                    47,200         3,695
  Rogers Communications, Cl B           122,800         4,551
  Royal Bank of Canada                   16,743         1,138
  Teck Cominco, Cl B                    104,300         4,059
  TELUS                                  29,000         1,068
  Toronto-Dominion Bank                  12,600           592
                                                   -----------
                                                       28,729
                                                   -----------
CHINA -- 0.0%
  China Petroleum & Chemical          1,106,000           494
                                                   -----------
DENMARK -- 0.4%
  AP Moller - Maersk                        120         1,293
  Carlsberg                               2,550           148
  D/S Torm                                  500            26
  Danisco                                 1,400            90
  Danske Bank                            46,200         1,399
  DSV                                     1,200           124
  H. Lundbeck                             7,000           182
  Kobenhavns Lufthavne                      180            44
  Novo-Nordisk, Cl B                     17,300           891
  TDC                                    48,367         2,564
  William Demant Holding*                 2,700           129
                                                   -----------
                                                        6,890
                                                   -----------
FINLAND -- 1.4%
  Amer Sports                            26,815           490
  Elisa, Cl A                            31,896           579
  Fortum (B)                            258,154         5,024
  Kesko, Cl B                            55,972         1,595

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Metso                                  21,734    $      536
  Neste Oil*                              4,850           163
  Nokia                                 448,734         7,056
  Nokian Renkaat                          5,900           125
  Pohjola Group, Cl D                    54,288           774
  Rautaruukki                           116,471         2,341
  Sampo, Cl A                           150,155         2,366
  Stora Enso, Cl R                       27,000           372
  UPM-Kymmene                            35,209           702
  Wartsila, Cl B                         31,927           941
  YIT-Yhtyma                              5,550           210
                                                   -----------
                                                       23,274
                                                   -----------
FRANCE -- 10.2%
  Accor                                  22,986         1,212
  Air France-KLM                         11,388           186
  Air Liquide                             4,318           750
  Alcatel*                               13,472           157
  Assurances Generales de France        109,750         9,563
  Atos Origin*                            1,018            77
  AXA                                   342,885         9,130
  BNP Paribas                           145,839        10,616
  Bouygues                              225,293        10,052
  Business Objects*                      29,718           986
  Carrefour                              44,673         2,076
  Casino Guichard Perrachon               5,431           381
  Cie de Saint-Gobain                    15,678           954
  Cie Generale d'Optique Essilor
    International                         5,222           407
  CNP Assurances                          3,604           248
  Compagnie Generale des
    Etablissements Michelin, Cl B        16,541         1,007
  Credit Agricole                       116,394         3,104
  Dassault Systemes                      73,255         3,578
  France Telecom                        460,044        13,866
  Groupe Danone                          52,153         5,508
  L'Oreal                                11,629           934
  Lafarge                                14,078         1,310
  Lagardere S.C.A. (B)                   67,400         4,824
  Neopost                                 6,901           637
  PagesJaunes Group                       3,872           100
  Pernod-Ricard                             432            75
  Peugeot                                 6,806           423
  Pinault-Printemps-Redoute               5,175           555
  Publicis Groupe                        81,260         2,696
  Renault                                76,277         6,760
  Safran                                  6,762           140
  Sanofi-Aventis                        301,059        25,701
  Schneider Electric                     45,429         3,574
  SCOR                                  825,346         1,634
  Societe Generale                       87,910         9,502
  Suez                                   21,774           635
  Thomson                                36,130           810
  Total                                  99,816        26,247
  Veolia Environnement                    7,600           310
  Vinci                                  70,523         6,254
  Vivendi Universal                     214,455         6,757
  Zodiac                                  2,463           137
                                                   -----------
                                                      173,873
                                                   -----------
GERMANY -- 6.4%
  Adidas-Salomon                          1,201           215
  Allianz                                39,700         5,156
  Altana                                  3,300           188
  BASF                                   68,840         4,832

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Bayer                                 191,519    $    6,769
  Bayerische Hypo-und Vereinsbank       292,732         8,315
  Bayerische Motoren Werke               58,833         2,647
  Celesio                                 1,414           123
  Commerzbank                           121,900         3,175
  Continental                            63,417         5,025
  DaimlerChrysler                        79,677         4,104
  Deutsche Bank                          37,944         3,293
  Deutsche Boerse                         6,099           559
  Deutsche Post                          54,708         1,379
  Deutsche Telekom                      318,039         6,054
  E.ON                                   98,194         9,368
  Fresenius Medical Care                  1,338           121
  HeidelbergCement                       17,369         1,255
  Hochtief                               13,737           560
  Hypo Real Estate Holding               74,900         3,679
  Infineon Technologies*                275,983         2,580
  Linde                                  24,758         1,833
  MAN                                    56,230         2,840
  Merck KGaA (B)                         72,299         6,226
  Muenchener Rueckversicherungs          39,200         4,399
  RWE                                    12,344           827
  SAP                                    40,612         6,889
  SAP ADR                                 4,600           196
  Siemens                               157,864        11,991
  Suedzucker                              5,255           110
  ThyssenKrupp                           27,850           533
  TUI                                    70,240         1,665
  Volkswagen                             37,226         1,966
  Wincor Nixdorf                          1,340           124
                                                   -----------
                                                      108,996
                                                   -----------
GREECE -- 0.1%
  Coca Cola Hellenic Bottling             2,400            73
  Folli - Follie                          1,870            59
  Intracom                               21,590           147
  National Bank of Greece                15,945           593
  OPAP                                    3,810           121
  Piraeus Bank                            9,450           191
  Titan Cement                            2,940           102
                                                   -----------
                                                        1,286
                                                   -----------
HONG KONG -- 1.9%
  ASM Pacific Technology                 15,000            74
  Cathay Pacific Airways                282,000           525
  Cheung Kong Holdings                  163,000         1,780
  China Mobile Hong Kong              1,020,300         4,455
  CLP Holdings                           52,000           304
  CNOOC                               6,900,600         4,976
  Hang Lung Group                       198,300           374
  Hang Lung Properties                  300,000           470
  Henderson Land Development             67,000           336
  Hopewell Holdings                      46,000           118
  Hutchison Whampoa                     568,800         5,649
  Hysan Development                     222,000           557
  Kingboard Chemical Holdings            31,000            73
  Li & Fung                             882,000         1,798
  New World Development               1,380,000         1,773
  PCCW                                  661,000           436
  Shangri-La Asia                     1,030,000         1,791
  Sino Land                           1,519,000         1,705
  Sun Hung Kai Properties               262,000         2,666
  Swire Pacific, Cl A                   129,500         1,236
  Television Broadcasts                  87,000           482


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Wharf Holdings                         38,000    $      140
                                                   -----------
                                                       31,718
                                                   -----------
HUNGARY -- 0.0%
  Mol Magyar Olaj-es Gazipari             7,600           835
                                                   -----------
INDIA -- 0.1%
  Canara Bank                           100,000           511
  Infosys Technologies ADR (B)            9,100           644
  Punjab National Bank                   46,000           419
                                                   -----------
                                                        1,574
                                                   -----------
IRELAND -- 0.6%
  Allied Irish Banks                     53,818         1,158
  Anglo Irish Bank                      231,080         3,119
  Bank of Ireland                        11,012           173
  CRH                                    55,499         1,506
  DCC                                     4,198            93
  Depfa Bank                            144,244         2,430
  Fyffes                                 37,099           116
  Greencore Group                       117,609           513
  Independent News & Media              169,922           510
  Irish Life & Permanent                 28,979           536
  Ryanair Holdings*                      64,450           515
                                                   -----------
                                                       10,669
                                                   -----------
ISRAEL -- 0.1%
  Bank Hapoalim                         280,300         1,034
                                                   -----------
ITALY -- 3.2%
  Autostrade                             18,476           489
  Banca Intesa                          361,180         1,740
  Banca Intesa RNC                       20,726            92
  Banca Monte dei Paschi di Siena       137,932           540
  Banca Popolare di Milano              515,102         5,231
  Banche Popolari Unite Scrl             39,174           798
  Banco Popolare di Verona e Novara       3,840            69
  Benetton Group                         58,756           577
  Capitalia                             591,111         3,321
  Enel                                   61,063           541
  ENI - Ente Nazionale Idrocarburi      629,618        18,610
  Fiat*                                 273,010         2,241
  Finmeccanica                           99,202         1,861
  Italcementi                            44,920           727
  Luxottica Group                        27,740           639
  Mediobanca                             70,660         1,377
  Pirelli & C                           640,360           634
  Riunione Adriatica di Sicurta          29,871           619
  Sanpaolo IMI                          339,330         4,870
  Snam Rete Gas                         242,222         1,336
  Telecom Italia                        557,314         1,757
  Telecom Italia RNC                  1,905,007         5,005
  UniCredito Italiano                   170,986           974
                                                   -----------
                                                       54,048
                                                   -----------
JAPAN -- 23.8%
  Acom                                   13,900           916
  Aderans                                 1,900            44
  Advantest                              13,200         1,037
  Aeon                                  125,600         2,341
  Aiful                                  21,675         1,666
  Alps Electric                          35,000           570
  Amada                                 102,000           789
  Amano                                  42,000           633
  Aoyama Trading                         31,600           859

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Asahi Kasei                           131,000    $      614
  Asatsu-DK                              16,500           485
  Astellas Pharma                        95,400         3,397
  Bandai                                  3,100            77
  Bank of Fukuoka                        42,000           267
  Bank of Kyoto                          93,000           817
  Bank of Yokohama*                     131,000           843
  Benesse                                 2,100            70
  Bridgestone                            79,000         1,561
  Canon                                 333,179        16,805
  Canon Sales                             4,000            78
  Central Glass                          27,000           169
  Central Japan Railway                     349         2,665
  Chiba Bank                             72,000           514
  Chiyoda                                13,000           189
  Chubu Electric Power (B)               71,800         1,747
  Citizen Watch                           6,500            52
  COMSYS Holdings                         7,000            73
  Dai Nippon Printing                   401,152         6,401
  Daicel Chemical Industries             21,000           126
  Daido Steel                            25,000           125
  Daiichi Pharmaceutical                 55,900         1,306
  Dainippon Screen Manufacturing        188,000         1,324
  Daito Trust Construction               23,400           976
  Daiwa House Industry                   74,000           899
  Daiwa Securities Group                 78,000           531
  Denki Kagaku Kogyo                     25,000            98
  East Japan Railway                        769         4,132
  Eisai                                  10,400           394
  Electric Power Development              6,100           188
  Fanuc                                  96,900         7,318
  Fast Retailing (B)                     41,700         3,178
  Fuji Photo Film (B)                   104,300         3,380
  Fuji Television Network                   470         1,066
  Fujikura                               26,000           150
  Gunma Bank                            131,000           776
  Hino Motors                            23,000           147
  Hirose Electric                         9,200         1,051
  Hitachi                             1,251,002         7,660
  Hitachi Chemical                        6,300           117
  Hitachi Software Engineering           31,500           529
  Hokkaido Electric Power                43,000           895
  Hokuhoku Financial Group              301,000           906
  Honda Motor                           102,100         5,475
  House Foods                            35,500           541
  Hoya                                    8,000         1,045
  Ibiden                                 87,000         2,959
  Isetan                                183,200         2,795
  Ito-Yokado                             63,100         2,265
  Itochu                                526,100         3,161
  Japan Airlines (B)                    159,000           447
  Japan Tobacco                             369         5,332
  JFE Holdings                          173,000         5,030
  JGC                                    42,000           568
  JS Group                                8,000           135
  JSR                                     6,600           149
  Kamigumi                              143,000         1,088
  Kaneka                                 14,000           168
  Kansai Electric Power                 263,039         5,586
  Kao                                   187,800         4,454
  Kawasaki Kisen Kaisha                  18,000           118
  KDDI                                       34           179
  Keio                                   99,000           541
  Keisei Electric Railway               108,000           557
  Keyence                                 2,400           565
  Kirin Brewery                          71,000           713
  Kobe Steel                          1,101,300         2,616

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Kokuyo                                 39,100    $      528
  Komatsu                             1,028,418        11,448
  Komori                                 39,000           645
  Kubota                                 83,000           516
  Kuraray                                58,000           511
  Kurita Water Industries                 5,800           103
  Kyocera                               106,100         7,367
  Kyushu Electric Power                  85,700         1,938
  Lawson                                 38,000         1,418
  Makita                                 42,000           831
  Marubeni                              482,000         2,018
  Marui                                  35,600           583
  Matsushita Electric Industrial        449,348         7,841
  Matsushita Electric Works              67,000           628
  MEDICEO Holdings                        3,400            45
  Millea Holdings                           519         7,591
  Mitsubishi                            611,700        10,088
  Mitsubishi Chemical                   402,000         1,294
  Mitsubishi Electric                   505,000         2,714
  Mitsubishi Estate                     339,000         4,063
  Mitsubishi Gas Chemical                40,000           261
  Mitsubishi Heavy Industries           303,000           851
  Mitsubishi Rayon                       65,000           284
  Mitsubishi Tokyo Financial Group          361         3,711
  Mitsui                                344,000         3,628
  Mitsui Chemicals                      334,000         1,971
  Mitsui OSK Lines                      772,500         5,681
  Mitsui Sumitomo Insurance             310,800         3,163
  Mitsui Trust Holdings                 460,400         5,173
  Mizuho Financial Group                    669         3,728
  Murata Manufacturing                    8,380           439
  NEC                                 1,139,100         6,114
  NGK Spark Plug                         23,000           319
  NHK Spring                             19,000           143
  Nichii Gakkan                           1,700            44
  Nichirei                               23,000            94
  Nidec                                   3,340           379
  Nikko Cordial                         121,000           597
  Nikon                                  80,000           943
  Nintendo                                7,560           794
  Nippon Electric Glass                  91,200         1,633
  Nippon Light Metal                    464,000         1,176
  Nippon Mining Holdings                284,400         1,923
  Nippon Oil                            207,000         1,666
  Nippon Sheet Glass                     11,000            48
  Nippon Shokubai                         8,000            78
  Nippon Steel                          494,000         1,447
  Nippon Telegraph & Telephone            1,256         5,459
  Nippon Yusen Kabushiki Kaisha         208,000         1,315
  Nissan Motor                        1,076,998        11,290
  Nisshin Seifun Group                   10,000           108
  Nisshin Steel                         402,000         1,164
  Nissin Food Products                   20,900           542
  Nitori                                  3,400           273
  Nitto Denko                            27,900         1,781
  NOK                                     4,200           113
  Nomura Holdings                       260,000         3,564
  NSK                                    35,000           189
  NTN                                    30,000           184
  NTT Data                                  241           832
  NTT DoCoMo                              1,315         2,113
  Obayashi                               62,000           384
  Obic                                      300            51
  OJI Paper                              43,000           225
  Omron                                  12,000           266
  Oriental Land                          74,200         4,414
  ORIX                                   79,900        13,193

----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Osaka Gas                             922,000    $    2,944
  Promise                                29,250         1,988
  Q.P.                                   63,500           555
  Ricoh                                  47,000           729
  Rohm                                   37,139         3,385
  Sankyo                                 66,100         1,340
  Santen Pharmaceutical                   5,400           138
  Sanwa Shutter                         113,000           672
  Sanyo Shinpan Finance                  21,600         1,528
  Sega Sammy Holdings                    22,300         1,635
  Seiko Epson                             2,000            62
  Seino Transportation                   94,000           842
  Sekisui Chemical                       31,000           201
  Sekisui House                         106,000         1,167
  Sharp                                  19,000           287
  Shimamura                               8,600           819
  Shin-Etsu Chemical                     35,500         1,433
  Shinsei Bank                          506,000         3,120
  Shiseido                                9,000           127
  Showa Denko                            64,000           193
  Showa Shell Sekiyu                     59,500           685
  SMC                                    14,100         1,748
  Softbank                               43,900         2,238
  Sompo Japan Insurance                 126,000         1,445
  Sony                                  188,900         6,332
  Square Enix                            66,650         1,811
  Sumitomo                              321,000         3,043
  Sumitomo Bakelite                      84,000           561
  Sumitomo Chemical                     176,000           979
  Sumitomo Electric Industries           51,000           629
  Sumitomo Forestry                      47,000           468
  Sumitomo Heavy Industries             397,000         2,229
  Sumitomo Metal Industries             779,000         1,797
  Sumitomo Metal Mining                 126,000           959
  Sumitomo Mitsui Financial Group         1,927        15,747
  Sumitomo Rubber Industries             18,000           189
  Sumitomo Trust & Banking              191,000         1,327
  Suzuken                                21,900           615
  Suzuki Motor                          106,400         1,844
  T&D Holdings                            8,500           484
  Taiheiyo Cement                       180,000           608
  Taisho Pharmaceutical                  21,000           419
  Takeda Pharmaceutical                  26,600         1,437
  Tanabe Seiyaku                        204,000         1,967
  TDK                                    13,000           966
  Teikoku Oil                           158,000         1,328
  THK                                     5,400           122
  Tohoku Electric Power                  98,600         2,132
  Tokuyama                               19,000           165
  Tokyo Broadcasting System              52,700         1,010
  Tokyo Electric Power                  135,500         3,323
  Tokyo Electron                         45,891         2,602
  Tokyo Gas                           1,080,477         4,026
  Tokyo Tatemono                         79,000           587
  TonenGeneral Sekiyu                    71,000           777
  Toyo Seikan Kaisha                    118,400         1,781
  Toyo Suisan Kaisha                      8,000           140
  Toyobo                                 19,000            44
  Toyota Industries                      52,700         1,490
  Toyota Motor                          133,300         5,438
  Trend Micro                            31,200         1,090
  Ube Industries                        238,000           579
  UFJ Holdings                            1,710        10,713
  Uni-Charm                              10,000           441
  UNY                                    49,000           578
  Wacoal                                 44,000           598
  World                                   1,700            72

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Yahoo! Japan                              466    $    1,102
  Yakult Honsha                          28,700           684
  Yamada Denki                           35,500         2,276
  Yamaha                                 55,100           949
  Yamaha Motor                           24,100           453
  Yamato Transport                      100,100         1,505
                                                   -----------
                                                      405,053
                                                   -----------
LUXEMBOURG -- 0.4%
  Arcelor                               264,344         5,826
  SES Global FDR                         37,586           638
                                                   -----------
                                                        6,464
                                                   -----------
MEXICO -- 0.5%
  America Movil ADR, Ser L (B)          231,155         5,085
  Fomento Economico Mexicano ADR         51,850         3,553
                                                   -----------
                                                        8,638
                                                   -----------
NETHERLANDS -- 5.9%
  ABN AMRO Holding (B)                  582,602        13,988
  Aegon (B)                             332,245         4,673
  Akzo Nobel                             56,412         2,313
  Buhrmann                               17,389           212
  CSM                                    51,161         1,430
  DSM                                    14,028         1,086
  Euronext                               12,951           522
  European Aeronautic Defense
    and Space                            34,510         1,167
  Heineken                               66,789         2,153
  Heineken Holding                       28,236           836
  ING Groep                             586,415        17,060
  James Hardie Industries               122,298           795
  Koninklijke Ahold*                     50,249           447
  Koninklijke Philips Electronics        53,888         1,423
  Randstad Holdings                       1,774            67
  Reed Elsevier                          48,305           673
  Royal Dutch Shell ADR                  13,800           896
  Royal Dutch Shell, Cl A (B)           752,968        24,486
  Royal Dutch Shell, Cl B               221,627         7,498
  Royal KPN                             508,338         4,806
  Royal Numico*                           8,849           367
  TNT                                   102,108         2,623
  Unilever                              135,777         9,362
  VNU                                    17,827           547
  Wereldhave                                476            50
  Wolters Kluwer                          4,714            88
                                                   -----------
                                                       99,568
                                                   -----------
NEW ZEALAND -- 0.2%
  Fletcher Building                     122,699           625
  Telecom (B)                           489,574         2,074
                                                   -----------
                                                        2,699
                                                   -----------
NORWAY -- 1.1%
  DNB                                    98,148         1,037
  Norsk Hydro                            82,970         8,915
  Norske Skogindustrier                  21,300           365
  Orkla                                   9,200           370
  ProSafe                                 2,850           115
  Statoil                               192,350         4,717
  Storebrand                             11,600           116
  Tandberg (B)                          251,300         3,077


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Yara International                     16,600    $      277
                                                   -----------
                                                       18,989
                                                   -----------
PHILIPPINES -- 0.0%
  Philippine Long Distance
  Telephone                              19,800           559
                                                   -----------
PORTUGAL -- 0.3%
  Banco BPI                              35,629           153
  Banco Comercial Portugues             843,950         2,267
  Cimpor Cimentos de Portugal            32,535           184
  Energias de Portugal                   17,899            51
  Portugal Telecom                      260,566         2,464
  Sonae                                 455,478           713
                                                   -----------
                                                        5,832
                                                   -----------
SINGAPORE -- 0.9%
  Allgreen Properties                   864,000           646
  CapitaLand                            507,000           882
  City Developments                      24,000           122
  DBS Group Holdings                     55,000           512
  Flextronics International*            107,100         1,399
  Jardine Cycle & Carriage               73,000           485
  Keppel                                 42,000           291
  Keppel Land                           270,000           551
  Neptune Orient Lines                  762,000         1,472
  Oversea-Chinese Banking                12,000            45
  Parkway Holdings                      414,000           491
  SembCorp Marine                       511,000           849
  Singapore Airlines                     89,000           627
  Singapore Press Holdings              102,000           274
  Singapore Telecommunications        3,044,202         4,674
  United Overseas Bank                  208,800         1,765
  United Overseas Land                   11,480            16
                                                   -----------
                                                       15,101
                                                   -----------
SOUTH AFRICA -- 0.6%
  ABSA Group                             65,144           928
  Sanlam                                421,700           869
  Sasol                                 222,076         7,365
  Telkom                                 30,700           605
                                                   -----------
                                                        9,767
                                                   -----------
SOUTH KOREA -- 1.0%
  Honam Petrochemical                    12,900           676
  Hyundai Motor                          17,600         1,211
  Industrial Bank of Korea               47,100           490
  INI Steel                              29,790           605
  Kookmin Bank                            9,600           485
  Nong Shim                               1,170           308
  POSCO                                   4,200           868
  Samsung Electronics                     3,250         1,717
  Samsung Electronics GDR                22,046         5,806
  Shinhan Financial Group               139,400         4,115
                                                   -----------
                                                       16,281
                                                   -----------
SPAIN -- 3.9%
  Acciona                                16,730         1,869
  ACS Actividades                       175,008         5,255
  Altadis                                40,340         1,747
  Antena 3 de Television                  7,643           150
  Banco Bilbao Vizcaya Argentaria (B)   414,841         6,899
  Banco Santander Central Hispano       829,318        10,151
  Corp Mapfre                             6,009            99
  Ebro Puleva                             7,532           131
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Endesa                                153,241    $    3,456
  Fomento de Construcciones
    y Contratas                          28,003         1,610
  Gas Natural SDG                        17,594           523
  Grupo Ferrovial                        10,990           847
  Iberdrola                             103,275         2,659
  Iberia Lineas Aereas de Espana        169,922           461
  Inditex (B)                            20,279           552
  Metrovacesa                             4,609           312
  Repsol (B)                            485,734        14,354
  Sacyr Vallehermoso                     92,198         2,363
  Telefonica (B)                        739,681        12,233
  Union Fenosa                            3,037            88
                                                   -----------
                                                       65,759
                                                   -----------
SWEDEN -- 2.1%
  Atlas Copco, Cl A                      94,341         1,630
  Axfood                                  2,750            69
  Electrolux, Ser B                      25,215           565
  Eniro                                  11,900           134
  Fabege                                 87,747         1,543
  Getinge                                 5,600            78
  Hennes & Mauritz, Cl B                 26,150           909
  Nordea Bank                           290,089         2,806
  Sandvik                                24,700         1,089
  Scania, Cl B                            1,800            65
  Securitas, Cl B                         5,200            84
  Skandinaviska Enskilda Banken          81,952         1,488
  Skanska, Cl B                          57,895           747
  SKF, Cl B                             232,274         2,850
  Ssab Svenskt Stal, Cl A                75,504         2,068
  Svenska Cellulosa, Cl B                41,200         1,460
  Svenska Handelsbanken, Cl A            20,700           451
  Telefonaktiebolaget LM
    Ericsson ADR (B)                    138,250         4,824
  Telefonaktiebolaget LM
    Ericsson, Cl B                      936,000         3,252
  Telelogic*                            243,593           565
  TeliaSonera                           215,943         1,073
  Trelleborg, Cl B                       11,000           185
  Volvo, Cl A (B)                         1,600            66
  Volvo, Cl B                           185,300         7,920
                                                   -----------
                                                       35,921
                                                   -----------
SWITZERLAND -- 6.3%
  Adecco                                 13,100           624
  Ciba Specialty Chemicals                1,161            71
  Compagnie Financiere Richemont,
    Cl A                                 75,997         2,876
  Credit Suisse Group                   243,605        10,581
  Geberit                                   731           536
  Holcim                                107,085         6,925
  Logitech International*                 2,685           100
  Micronas Semiconductor Holdings*       12,000           507
  Nestle                                 74,467        20,862
  Novartis                              490,136        23,748
  Phonak Holding                          1,847            70
  PSP Swiss Property                      2,084            93
  Rieter Holding                            239            71
  Roche Holding                          69,175         9,565
  SGS                                       935           726
  STMicroelectronics                     30,390           501
  Straumann Holding                       1,451           331
  Sulzer                                    255           121


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Swatch Group                            5,432    $      155
  Swatch Group, Cl B                      1,490           206
  Swiss Reinsurance*                     52,952         3,409
  Swisscom                                3,698         1,242
  Syngenta                                9,092           966
  Synthes                                 8,689         1,044
  UBS                                   195,523        15,982
  Xstrata                               152,340         3,574
  Zurich Financial Services              13,548         2,396
                                                   -----------
                                                      107,282
                                                   -----------
TAIWAN -- 0.4%
  China Steel                           602,700           524
  Chunghwa Telecom ADR                   93,032         1,791
  Compal Electronics                  1,364,152         1,368
  Far EasTone
    Telecommunications GDR               19,700           372
  HON HAI Precision Industry GDR         89,111           772
  Taiwan Semiconductor
    Manufacturing                       510,298           840
  Taiwan Semiconductor
    Manufacturing ADR                   155,875         1,283
                                                   -----------
                                                        6,950
                                                   -----------
THAILAND -- 0.0%
  PTT                                   101,300           607
                                                   -----------
TURKEY -- 0.0%
  Ford Otomotiv Sanayi                   81,300           600
                                                   -----------
UNITED KINGDOM -- 18.6%
  3i Group                                8,763           111
  Alliance Unichem                       19,609           291
  Anglo American                         92,015         2,330
  ARM Holdings                           87,787           182
  Associated British Ports Holdings      85,149           710
  AstraZeneca                           148,191         6,789
  AstraZeneca (SEK)                      76,054         3,485
  Aviva                                 338,582         3,743
  BAA                                   137,027         1,510
  BAE Systems                           454,700         2,684
  Balfour Beatty                         22,277           133
  Barclays                            1,228,400        12,264
  Barratt Developments                   97,940         1,247
  Bellway                                42,684           668
  Berkeley Group Holdings                 7,019           110
  BHP Billiton                          829,006        12,353
  BOC Group                             186,274         3,519
  Bovis Homes Group                       9,289           103
  BP                                  2,760,767        31,485
  BPB                                    21,909           289
  Bradford & Bingley                     78,044           455
  Brambles Industries                    68,217           407
  British Airways*                      159,980           800
  British American Tobacco              224,197         4,513
  British Land                           46,744           745
  British Sky Broadcasting              169,524         1,745
  BT Group                              975,343         3,787
  Bunzl                                  96,258           950
  Cadbury Schweppes                   1,273,976        12,586
  Capita Group                           17,576           115
  Carnival                                6,023           312
  Close Brothers Group                    5,025            72
  Cookson Group*                         11,624            68
  Daily Mail & General Trust              7,709            92
  Diageo                                133,458         1,908
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                                 Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Emap                                   19,094    $      279
  Enterprise Inns                        71,191         1,060
  First Choice Holidays                 208,840           761
  Firstgroup                             23,444           132
  Friends Provident                     888,730         2,785
  Gallaher Group                          7,922           121
  GKN                                    34,796           181
  GlaxoSmithKline                       941,107        22,760
  GUS                                   107,182         1,759
  Hammerson                               7,176           116
  Hanson                                110,529         1,154
  Hays                                1,042,788         2,466
  HBOS                                  535,486         8,402
  HSBC Holdings                       1,031,535        16,606
  ICAP                                  117,703           672
  Imperial Chemical Industries           71,752           375
  Imperial Tobacco Group                348,101         9,661
  Inchcape                               10,123           377
  Intercontinental Hotels Group         310,787         4,183
  International Power                   140,661           590
  J Sainsbury                           525,750         2,687
  Kelda Group                            12,270           150
  Kingfisher                             31,465           143
  Land Securities Group                   2,697            69
  Legal & General Group                 405,376           814
  Liberty International                   7,810           136
  Lloyds TSB Group                      279,765         2,305
  Man Group                              19,519           580
  Mitchells & Butlers                   288,722         1,904
  National Grid                         583,614         5,530
  Next                                    5,098           139
  O2                                  2,038,200         5,631
  Pearson                               241,589         2,914
  Persimmon                             177,091         2,648
  Pilkington                             42,915           102
  Prudential                              7,367            67
  Punch Taverns                         138,402         1,923
  Reckitt Benckiser                     116,980         3,622
  Reed Elsevier                         635,899         5,966
  Rexam                                   8,105            74
  Rio Tinto                             110,413         3,914
  Rolls-Royce Group                     492,206         2,997
  Royal & Sun Alliance
    Insurance Group                     527,000           882
  Royal Bank of Scotland Group          485,320        14,196
  SABMiller                              70,345         1,241
  Scottish & Newcastle                   52,657           437
  Scottish & Southern Energy             74,850         1,331
  Scottish Power                        734,557         6,649
  Severn Trent                           14,377           252
  Smiths Group                           18,030           295
  Sportingbet*                          483,000         3,051
  Stagecoach Group                       34,029            66
  Standard Chartered                     96,832         2,071
  Tate & Lyle                           237,745         1,975
  Taylor Woodrow                        546,360         3,154
  Tesco                                 105,513           620
  Tomkins                                28,504           145
  Travis Perkins                          4,035           114
  Trinity Mirror                         84,932           951
  Unilever                              249,225         2,507
  United Business Media                  25,232           254
  United Utilities                       94,442         1,090
  Vodafone Group                     13,879,501        37,915
  Whitbread                             109,527         1,959
  Wimpey George                         199,823         1,478
  Wolseley                               60,444         1,231

----------------------------------------------------------------
                             Shares/Face Amount  Value
Description                  ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  WPP Group                              23,983    $      248
                                                   -----------
                                                      315,428
                                                   -----------
Total Common Stock
  (Cost $1,421,175) ($ Thousands)                   1,653,328
                                                   -----------
CORPORATE OBLIGATIONS (C)(D) -- 1.5%

FINANCIALS -- 1.5%
  ASIF Global Financing XV (F)
    3.528%, 09/02/05                     $   75            75
  Allstate Life Global Funding II,
    MTN (F)
    3.561%, 09/15/06                        371           371
  American General Finance (F)
    3.571%, 09/15/06                      1,170         1,170
  American General Finance MTN,
    Ser F (F)
    3.903%, 07/14/06                         81            82
  Bear Stearns EXL
    3.581%, 09/15/06                      1,436         1,436
  CCN Bluegrass
    3.658%, 08/18/06                        525           525
  CIT Group MTN
    3.790%, 05/12/06                      2,017         2,017
    3.714%, 04/19/06                        202           202
  Caterpillar Financial Services MTN,
    Ser F
    3.670%, 07/10/06                        403           403
  Countrywide Home Loans MTN,
    Ser A
    3.760%, 07/31/06                        403           403
    3.509%, 03/21/06                        662           662
  Countrywide Home Loans MTN,
    Ser M
    3.760%, 01/31/06                        178           178
    3.440%, 11/30/05                        920           920
  Dekabank (F)
    3.614%, 08/18/06                      1,493         1,493
  Harrier Finance Funding LLC
    MTN (F)
    3.390%, 09/15/05                        234           234
  Irish Life & Permanent MTN,
    Ser X (F)
    3.609%, 09/21/06                      1,073         1,073
  Islandsbanki (F)
    3.659%, 09/22/06                        686           686
  Jackson National Life Funding (F)
    3.510%, 02/01/06                      1,775         1,775
  K2 LLC MTN (F)
    3.354%, 12/12/05                         48            48
  Liberty Lighthouse US Capital
    MTN (F)
    3.530%, 05/10/06                        807           807
  Morgan Stanley EXL
    3.524%, 10/03/06                        403           403
  Morgan Stanley EXL, Ser S
    3.570%, 10/04/06                        282           282
  Nationwide Building Society (F)
    3.559%, 01/06/06                        807           807
    3.478%, 07/28/06                        403           404
  Nordbank (F)
    3.620%, 09/22/06                      1,372         1,372


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Northern Rock (F)
    3.544%, 08/03/06                     $  831    $      831
  Pacific Life Global Funding (F)
    3.561%, 09/13/06                        605           605
  Premium Asset Trust,
    Ser 2004-01 (F)
    3.679%, 02/06/06                        839           840
  Premium Asset Trust,
    Ser 2004-06 (F)
    3.770%, 06/30/06                        767           767
  Premium Asset Trust,
    Ser 2004-10 (F)
    3.581%, 08/15/06                      1,130         1,130
  SLM EXL, Ser S (F)
    3.571%, 09/15/06                        888           888
  SLM MTN, Ser X (F)
    3.609%, 09/20/06                      1,614         1,614
  Skandinav Enskilda Bank (F)
    3.578%, 09/18/06                        888           888
  White Pine Finance LLC MTN,
    Ser 1 (F)
    3.480%, 11/01/05                        355           355
                                                   -----------
Total Corporate Obligations
  (Cost $25,746) ($ Thousands)                         25,746
                                                   -----------
ASSET-BACKED SECURITIES(C)(D)(F) -- 0.6%

AUTOMOTIVE -- 0.1%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                      1,105         1,105
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
    3.591%, 03/15/06                         27            27
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1
    3.591%, 07/17/06                        141           141
                                                   -----------
                                                        1,273
                                                   -----------
MORTGAGE RELATED SECURITIES -- 0.5%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A
    3.609%, 09/20/05                        517           517
  Blue Heron Funding, Ser 9A, Cl A1
    3.671%, 02/22/06                        807           807
  CCN Independence
    3.641%, 07/17/06                        282           282
  CCN Independence IV
    3.643%, 10/17/05                        444           444
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.780%, 11/10/05                        464           464
  Commodore, Ser 2003-2A,
    Cl A1MM
    3.490%, 12/12/38                        371           371
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    3.630%, 04/10/06                        605           605
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.659%, 09/20/05                      1,146         1,146
  Harwood Street Funding II,
    Ser 2005-A1, Cl NOTE
    3.691%, 05/25/06                        807           807

----------------------------------------------------------------
                             Shares/Face Amount  Value
Description                  ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Orchard Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
    3.902%, 11/18/05                     $  710    $      710
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
    3.691%, 11/25/05                      1,050         1,050
  RMAC, Ser 2004-NS3A, Cl A1
    3.570%, 09/12/05                        313           313
  Saturn Ventures II
    3.619%, 02/07/06                        807           807
  TIAA Real Estate, Ser 2003-1A,
    Cl A1
    3.700%, 03/28/06                        521           521
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMA
    3.430%, 09/15/05                        145           145
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    3.430%, 06/15/06                        202           202
                                                   -----------
                                                        9,191
                                                   -----------
Total Asset-Backed Securities
  (Cost $10,464) ($ Thousands)                         10,464
                                                   -----------
PREFERRED STOCK -- 0.5%

AUSTRALIA -- 0.0%
  News                                   22,322           359
                                                   -----------
BRAZIL -- 0.2%
  Braskem                                62,280           608
  Petroleo Brasileiro                    30,000         1,641
  Suzano Bahia Sul Papel e Celulose      64,000           283
  Usinas Siderurgicas de
    Minas Gerais                         29,000           600
                                                   -----------
                                                        3,132
                                                   -----------
GERMANY -- 0.2%
  Fresenius Medical Care                    991            77
  Porsche                                 4,770         3,708
  Volkswagen                              4,135           163
                                                   -----------
                                                        3,948
                                                   -----------
ITALY -- 0.1%
  Fiat*                                 149,400         1,166
                                                   -----------
Total Preferred Stock
  (Cost $6,839) ($ Thousands)                           8,605
                                                   -----------
CASH EQUIVALENT -- 0.4%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A+      7,025,918         7,026
                                                   -----------
Total Cash Equivalent
  (Cost $7,026) ($ Thousands)                           7,026
                                                   -----------
COMMERCIAL PAPER (C)(E) -- 0.4%

FINANCIALS -- 0.4%
  Brahms Funding
    3.658%, 09/22/05                     $  376           375
  Broadhollow Funding
    3.637%, 09/21/05                      1,130         1,127
    3.597%, 09/20/05                        403           403
    3.597%, 09/19/05                        807           806
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


----------------------------------------------------------------
                             Shares/Face Amount  Value
Description                  ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Castle Rock Funding
    3.025%, 06/20/06                     $  753    $      751
  Cre-8 Funding
    3.637%, 09/20/05                        484           483
  Main Street Warehouse Funding
    3.617%, 09/19/05                         81            81
  Ocala Funding
    3.517%, 09/20/05                        207           207
  Rams Funding
    3.647%, 09/20/05                        762           761
    3.617%, 09/19/05                        807           805
    3.604%, 09/12/05                        739           738
                                                   -----------
Total Commercial Paper
  (Cost $6,537) ($ Thousands)                           6,537
                                                   -----------
U.S. TREASURY OBLIGATION -- 0.2%
  U. S. Treasury Bills (A)
    3.455%, 11/25/05                      3,435         3,408
                                                   -----------
Total U.S. Treasury Obligation
  (Cost $3,407) ($ Thousands)                           3,408
                                                   -----------
MASTER NOTES (C) -- 0.2%
  Bank of America
    3.643%, 09/01/05                      2,018         2,018
  Bear Stearns
    3.738%, 09/01/05                        968           968
                                                   -----------
Total Master Notes
  (Cost $2,986) ($ Thousands)                           2,986
                                                   -----------
TIME DEPOSIT (C) -- 0.1%
  Citigroup
    3.563%, 09/01/05                      2,017         2,017
                                                   -----------
Total Time Deposit
  (Cost $2,017) ($ Thousands)                           2,017
                                                   -----------
CERTIFICATES OF DEPOSIT (C) (D)-- 0.1%

FINANCIALS -- 0.1%
  U.S. Trust
    3.696%, 09/14/05                        807           807
  Wells Fargo
    4.010%, 07/24/06                        807           807
                                                   -----------
Total Certificates of Deposit
  (Cost $1,614) ($ Thousands)                           1,614
                                                   -----------
EXCHANGE TRADED FUND -- 0.0%

UNITED STATES -- 0.0%
  iShares MSCI EAFE Index Fund           15,700           880
                                                   -----------
Total Exchange Traded Fund
  (Cost $872) ($ Thousands)                               880
                                                   -----------
FOREIGN CONVERTIBLE BOND -- 0.0%
  Credit Suisse Group, CV to 32.3311
    Shares (CHF)
    6.000%, 12/23/05                        253           297
                                                   -----------
Total Foreign Convertible Bond
  (Cost $185) ($ Thousands)                               297
                                                   -----------

----------------------------------------------------------------
                                  Face Amount    Value
Description                       ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 0.5%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $3,026,477
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $99,7434-$1,613,974,
  2.000%-3.875%, 02/13/06-
  02/22/08, with a total market
  value of $3,086,712)                   $3,026    $    3,026
Deutsche Bank
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $80,707
  (collateralized by Freddie Mac
  Discount Note, par value $82,498,
  0.000%, 09/23/05; with a total
  market value of $82,317)                   81            81
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $1,057,258
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $408,125-$884,538,
  0.000%-8.125%, 04/15/15- 10/15/19;
  with a total market value of
  $1,078,306)                             1,057         1,057
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $3,228,268
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $283,172-$2,950,424,
  4.500%-5.000%, 01/15/14- 04/15/15;
  with a total market value of
  $3,292,540)                             3,228         3,228
                                                   -----------
Total Repurchase Agreements
  (Cost $7,392) ($ Thousands)                           7,392
                                                   -----------
Total Investments -- 101.8%
  (Cost $1,496,260) ($ Thousands)                  $1,730,300
                                                   ===========

A summary of the open futures contracts held by the Fund at August 31, 2005, is as follows:
------------------------------------------------------------------------

                                                            UNREALIZED
                                 CONTRACT                  APPRECIATION
  TYPE OF         NUMBER OF        VALUE      EXPIRATION  (DEPRECIATION)
  CONTRACT        CONTRACTS    ($THOUSANDS)      DATE     ($THOUSANDS)
------------------------------------------------------------------------

DJ Euro              142           $3,776      09/16/05        $(67)
Stoxx
FTSE 100              45            1,342      09/16/05          11
Index
Hang Seng
Index                  3            1,736      09/29/05          (1)
SPI 200               14            2,068      09/15/05          11
Index
Topix Index           31            4,377      09/08/05         146
                                                               ----
                                                               $100
                                                               ====

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
August 31, 2005


       Percentages are based on Net Assets of $1,699,169 ($ Thousands).
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
*      Non-Income Producing Security
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31, 2005 was $56,617 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $56,756 ($ Thousands).
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(E)    The rate reported is the effective yield at time of purchase.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CV -- Convertible
EXL -- Extendable Maturity
FDR -- Fiduciary Depositary Receipt
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
MTN -- Medium Term Note
SEK -- Swedish Krona
Ser -- Series
At August 31, 2005, the tax basis cost of the Fund's investments was $1,496, 260 ($ Thousands), and the unrealized appreciation and depreciation were $258,202 and $(24,162) ($ Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.



--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
COMMON STOCK -- 93.1%

ARGENTINA -- 0.1%
  Telecom Argentina ADR*                 20,930      $    251
                                                     ---------
AUSTRALIA -- 2.6%
  Amcor                                  20,613           102
  Aristocrat Leisure                      6,541            62
  Australia & New Zealand
    Banking Group                        21,688           363
  BHP Billiton                           82,857         1,293
  BlueScope Steel                        60,598           430
  Boral                                  13,507            74
  Brambles Industries (B)               164,014         1,099
  Centro Properties Group                13,514            61
  Centro Retail Group*                    1,348             2
  Cochlear                                  895            28
  Coles Myer                             13,942           104
  Commonwealth Bank of Australia         11,677           329
  Computershare                          25,382           129
  CSL                                     3,380            87
  CSR                                     7,668            16
  DCA Group                              15,207            45
  Downer EDI                              4,113            19
  GPT Group                              42,020           124
  Insurance Australia Group              31,525           129
  Macquarie Airports                    174,690           421
  Macquarie Goodman Group                 7,175            23
  Macquarie Infrastructure Group          5,260            15
  Mayne Group                             3,058            12
  Mirvac Group                            5,650            16
  National Australia Bank                38,727           913
  PaperlinX                               7,963            20
  Promina Group                          28,206           102
  Qantas Airways                         39,018            94
  QBE Insurance Group                   106,483         1,378
  Rinker Group                           23,332           256
  Rio Tinto                               2,496            95
  Stockland                              26,796           120
  Wesfarmers                              5,348           159
  Westpac Banking                        17,809           265
  Woolworths                             18,560           228
                                                     ---------
                                                        8,613
                                                     ---------
AUSTRIA -- 0.4%
  Andritz                                   167            16
  Boehler-Uddeholm                          154            24
  Erste Bank der
    Oesterreichischen Sparkassen          3,490           193
  OMV                                    13,723           746
  Raiffeisen International Bank
  Holding*                                  469            28
  Telekom Austria                        13,090           275
  Wienerberger                              585            24
                                                     ---------
                                                        1,306
                                                     ---------
BELGIUM -- 0.5%
  Colruyt                                   439            58
  Delhaize Group (B)                     12,100           697
  Dexia                                   1,702            37
  Fortis                                  3,052            87
  Fortis                                  6,490           185
  KBC Groep                               3,708           307


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  UCB                                     2,943      $    168
                                                     ---------
                                                        1,539
                                                     ---------
BRAZIL -- 0.9%
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR              12,200           293
  Cia de Saneamento Basico
    do Estado de Sao Paulo            1,320,000            82
  Cia Vale do Rio Doce ADR               17,700           609
  Contax Participacoes ADR*              28,000            18
  Gerdau ADR (B)                          8,850           108
  Petroleo Brasileiro ADR                11,800           738
  Tele Norte Leste Participacoes ADR     28,000           421
  Uniao de Bancos Brasileiros GDR         4,000           179
  Uniao de Bancos Brasileiros GDR        12,010           537
                                                     ---------
                                                        2,985
                                                     ----------
CANADA -- 2.2%
  Abitibi-Consolidated (B)               20,800            89
  Alcan                                  23,600           776
  Bank of Nova Scotia                     7,800           269
  Cameco                                  5,400           272
  Canadian Natural Resources             19,800           974
  Falconbridge                            7,977           186
  Inco                                    8,300           351
  Manulife Financial                      5,600           285
  Methanex                                6,200            94
  Potash Saskatchewan                     5,300           581
  Research In Motion*                    11,750           920
  Rogers Communications, Cl B            30,525         1,131
  Teck Cominco, Cl B                     26,300         1,024
  TELUS                                   7,200           265
  Toronto-Dominion Bank                   2,700           127
                                                     ---------
                                                        7,344
                                                     ---------
CHILE -- 0.2%
  Empresa Nacional de
    Electricidad ADR                     21,400           562
                                                     ---------
CHINA -- 0.5%
  China Petroleum & Chemical          1,288,000           575
  China Shipping Development            622,000           493
  China Telecom                       1,225,000           460
                                                     ---------
                                                        1,528
                                                     ---------
COLOMBIA -- 0.1%
  BanColombia ADR                         9,850           211
                                                     ---------
CZECH REPUBLIC -- 0.1%
  Cesky Telecom GDR                      21,500           400
                                                     ---------
DENMARK -- 0.4%
  AP Moller - Maersk                         28           302
  Carlsberg                                 600            35
  D/S Torm                                  100             5
  Danisco                                   300            19
  Danske Bank                             9,800           297
  DSV                                       250            26
  H. Lundbeck                             1,600            41
  Kobenhavns Lufthavne                       40            10
  Novo-Nordisk, Cl B                      4,000           206
  TDC                                     8,700           461
  William Demant Holding*                   600            29
                                                     ---------
                                                        1,431
                                                     ---------
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
FINLAND -- 0.6%
  Fortum                                 44,400      $    864
  Kesko, Cl B                             1,400            40
  Neste Oil*                              1,100            37
  Nokia                                  28,650           450
  Nokian Renkaat                          1,350            29
  Rautaruukki                             3,500            70
  Sampo, Cl A                            27,900           440
  Stora Enso, Cl R                        6,500            90
  UPM-Kymmene                             1,900            38
  Wartsila, Cl B                          1,800            53
  YIT-Yhtyma                              1,800            68
                                                     ---------
                                                        2,179
                                                     ---------
FRANCE -- 9.7%
  Accor                                   5,675           299
  Air France-KLM                          2,694            44
  Air Liquide                             1,530           266
  Alcatel*                                4,426            52
  Assurances Generales de France         24,650         2,148
  Atos Origin*                              240            18
  AXA                                    70,754         1,884
  BNP Paribas                            22,547         1,641
  Bouygues                               49,217         2,196
  Business Objects*                       1,310            44
  Carrefour                               4,060           189
  Casino Guichard Perrachon               1,284            90
  Cie de Saint-Gobain                     3,709           226
  Cie Generale d'Optique Essilor
  International                           1,940           151
  CNP Assurances                            852            59
  Compagnie Generale des
    Etablissements Michelin, Cl B         3,868           235
  Credit Agricole                        31,626           843
  Dassault Systemes                      18,248           891
  France Telecom                         25,136           758
  Groupe Danone                          12,658         1,337
  L'Oreal                                 2,705           217
  Lafarge                                 2,970           276
  Lagardere S.C.A.                       17,050         1,220
  Neopost                                   297            27
  Pernod-Ricard                             102            18
  Peugeot                                 5,810           361
  Publicis Groupe                        19,823           658
  Renault                                17,290         1,532
  Sanofi-Aventis                         59,025         5,039
  Schneider Electric                      9,070           714
  Societe Generale                       12,754         1,379
  Suez                                      632            18
  Thomson                                10,800           242
  Total                                  15,624         4,108
  Veolia Environnement                    1,000            41
  Vinci                                  15,943         1,414
  Vivendi Universal                      54,392         1,714
  Zodiac                                    582            32
                                                     ---------
                                                       32,381
                                                     ---------
GERMANY -- 6.5%
  Adidas-Salomon                            284            51
  Allianz                                 8,503         1,104
  BASF                                   14,209           997
  Bayer                                  38,220         1,351
  Bayerische Hypo-und Vereinsbank        60,000         1,704
  Celesio                                   334            29


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Commerzbank                            30,500      $    795
  Continental                            13,373         1,060
  DaimlerChrysler                        19,923         1,026
  Deutsche Bank                           9,064           787
  Deutsche Boerse                         2,131           195
  Deutsche Post                          11,959           302
  Deutsche Telekom                       47,906           912
  E.ON                                   22,496         2,146
  Epcos*                                  7,500            93
  HeidelbergCement                        4,000           289
  Hypo Real Estate Holding               18,750           921
  Infineon Technologies*                 59,515           556
  Linde                                     235            17
  MAN                                    10,340           522
  Merck KGaA                             16,552         1,425
  Muenchener Rueckversicherungs           8,749           982
  RWE                                     2,920           196
  SAP                                     9,616         1,631
  SAP ADR                                 1,200            51
  Siemens                                26,749         2,032
  Suedzucker                              1,421            30
  Volkswagen                              6,598           349
  Wincor Nixdorf                            317            29
                                                     ---------
                                                       21,582
                                                     ---------
GREECE -- 0.1%
  Coca Cola Hellenic Bottling               570            17
  Folli - Follie                            440            14
  Intracom                                5,100            35
  National Bank of Greece                 3,770           140
  OPAP                                      900            29
  Piraeus Bank                            2,225            45
  Titan Cement                              690            24
                                                     ---------
                                                          304
                                                     ---------
HONG KONG -- 1.6%
  ASM Pacific Technology                  3,500            17
  Cheung Kong Holdings                    5,000            55
  China Mobile Hong Kong                271,700         1,186
  CLP Holdings                           12,500            73
  CNOOC                               1,722,900         1,243
  Hang Lung Group                        33,000            62
  Hang Lung Properties                   64,000           100
  Henderson Land Development             17,000            85
  Hopewell Holdings                      11,000            28
  Hutchison Whampoa                     129,200         1,283
  Kingboard Chemical Holdings             7,500            18
  Li & Fung                             206,000           420
  PCCW                                  152,000           100
  Sun Hung Kai Properties                45,000           458
  Swire Pacific, Cl A                    13,500           129
  Wharf Holdings                          9,000            33
  Wing Hang Bank                         16,500           121
  Wing Lung Bank                         13,700           115
                                                     ---------
                                                        5,526
                                                     ---------
HUNGARY -- 0.2%
  Gedeon Richter                          3,470           553
  Mol Magyar Olaj-es Gazipari             1,400           154
                                                     ---------
                                                          707
                                                     ---------
INDIA -- 0.6%
  Hindalco Industries GDR                15,180           483
  ICICI Bank ADR                         22,920           536
  Infosys Technologies ADR (B)            1,200            85
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Oil & Natural Gas                      20,000      $    445
  Satyam Computer Services               36,400           437
                                                     ---------
                                                        1,986
                                                     ---------
INDONESIA -- 0.2%
  Astra International                   340,000           337
  Telekomunikasi Indonesia              752,800           370
                                                     ---------
                                                          707
                                                     ---------
IRELAND -- 0.5%
  Anglo Irish Bank                       58,000           783
  Bank of Ireland                         2,605            41
  CRH                                    12,439           337
  DCC                                       993            22
  Depfa Bank                             34,194           576
  Fyffes                                  9,581            30
                                                     ---------
                                                        1,789
                                                     ---------
ISRAEL -- 0.2%
  Bank Hapoalim                         117,600           433
  Bank Leumi Le-Israel                   22,900            68
  Bezeq Israeli Telecommunication*      232,797           294
                                                     ---------
                                                          795
                                                     ---------
ITALY -- 2.2%
  Autostrade                              4,371           116
  Banca Intesa                           52,682           254
  Banca Intesa RNC                        4,903            22
  Banca Popolare di Milano               89,310           907
  Banco Popolare di Verona e
  Novara                                    908            16
  Benetton Group                          1,435            14
  Capitalia                              65,618           369
  ENI - Ente Nazionale Idrocarburi      107,530         3,178
  Fiat*                                  68,670           564
  Italcementi                             3,368            54
  Luxottica Group                         1,198            28
  Riunione Adriatica di Sicurta           7,066           146
  Sanpaolo IMI                           73,200         1,051
  Snam Rete Gas                          14,099            78
  Telecom Italia                        141,000           444
  Telecom Italia RNC                     35,436            93
  UniCredito Italiano                    14,141            80
                                                     ---------
                                                        7,414
                                                     ---------
JAPAN -- 20.5%
  Acom                                    3,640           240
  Aderans                                   400             9
  Advantest                               3,100           244
  Aeon                                   27,000           503
  Aiful                                   5,850           450
  Amada                                   7,000            54
  Asahi Kasei                            31,000           145
  Astellas Pharma                         5,900           210
  Bandai                                    700            17
  Bank of Fukuoka                        10,000            64
  Bank of Yokohama*                      10,000            64
  Bridgestone                            20,000           395
  Canon                                  53,200         2,683
  Canon Sales                             1,000            19
  Central Glass                           7,000            44
  Chiba Bank                             17,000           121
  Chiyoda                                 3,000            44
  Chubu Electric Power (B)               11,500           280
  Circle K Sunkus                         3,400            76

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  COMSYS Holdings                         2,000      $     21
  Daicel Chemical Industries              5,000            30
  Daido Steel                             6,000            30
  Dainippon Screen Manufacturing          8,000            56
  Daito Trust Construction                5,500           229
  Daiwa House Industry                    7,000            85
  Daiwa Securities Group                  9,000            61
  Denki Kagaku Kogyo                      6,000            24
  East Japan Railway                        216         1,161
  Eisai                                   2,400            91
  Electric Power Development              1,400            43
  Fanuc                                  22,100         1,669
  Fast Retailing (B)                      9,500           724
  Fujikura                                5,000            29
  Hino Motors                             6,000            38
  Hirose Electric                         2,800           320
  Hitachi                               283,900         1,738
  Hitachi Chemical                        1,400            26
  Honda Motor                            26,400         1,416
  Hoya                                    2,000           261
  Ibiden                                 21,650           736
  Isetan                                 41,600           635
  Ito-Yokado                             16,400           589
  Itochu                                 64,900           390
  Japan Airlines                         38,000           107
  Japan Tobacco                              83         1,199
  JFE Holdings                           33,400           971
  JS Group                                1,800            30
  JSR                                     1,500            34
  Kamigumi                                2,000            15
  Kaneka                                  4,000            48
  Kansai Electric Power                  21,600           459
  Kao                                     5,000           119
  Kawasaki Kisen Kaisha                   5,000            33
  KDDI                                        8            42
  Keyence                                   500           118
  Kirin Brewery                           4,000            40
  Kobe Steel                            247,700           588
  Komatsu                               234,000         2,605
  Komori                                  2,000            33
  Kubota                                 20,000           124
  Kurita Water Industries                 1,300            23
  Kyocera                                20,000         1,389
  Kyushu Electric Power                  10,100           228
  Leopalace21                            18,800           351
  Makita                                  5,000            99
  Marubeni                               22,000            92
  Matsushita Electric Industrial         94,000         1,640
  Matsushita Electric Works               1,000             9
  MEDICEO Holdings                          800            11
  Millea Holdings                           108         1,580
  Mitsubishi                            129,600         2,137
  Mitsubishi Chemical                     8,000            26
  Mitsubishi Estate                      57,000           683
  Mitsubishi Gas Chemical                10,000            65
  Mitsubishi Rayon                       16,000            70
  Mitsubishi Tokyo Financial Group           62           637
  Mitsui                                 42,000           443
  Mitsui Chemicals                       74,000           437
  Mitsui OSK Lines                      229,500         1,688
  Mitsui Sumitomo Insurance               9,000            92
  Mitsui Trust Holdings                 114,200         1,283
  Mizuho Financial Group                    173           964
  Murata Manufacturing                    1,900           100
  NEC                                   144,000           773
  NGK Spark Plug                          6,000            83
  NHK Spring                              5,000            38

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Nichii Gakkan                             400      $     10
  Nichirei                                6,000            24
  Nidec                                   1,200           136
  Nikon                                  14,000           165
  Nintendo                                1,800           189
  Nippon Electric Glass                  12,000           215
  Nippon Mining Holdings                 65,600           444
  Nippon Sheet Glass                      3,000            13
  Nippon Shokubai                         2,000            20
  Nippon Steel                           68,000           199
  Nippon Telegraph & Telephone              199           865
  Nippon Yusen Kabushiki Kaisha          22,000           139
  Nissan Motor                          237,300         2,488
  Nisshin Seifun Group                    3,000            33
  Nitori                                    800            64
  Nitto Denko                             4,200           268
  NOK                                       900            24
  Nomura Holdings                        62,600           858
  NSK                                     9,000            49
  NTN                                     7,000            43
  NTT Data                                   44           152
  NTT DoCoMo                                 42            67
  Obayashi                               15,000            93
  Omron                                   2,800            62
  Oriental Land                           9,400           559
  ORIX                                   19,800         3,269
  Osaka Gas                              23,000            73
  Promise                                 6,950           472
  Rengo                                  21,000           118
  Ricoh                                  11,000           171
  Rohm                                    3,100           283
  Sankyo                                 15,200           308
  Sankyo Gunma                            2,700           133
  Santen Pharmaceutical                   1,200            31
  Sanwa Shutter                           6,000            36
  Sanyo Shinpan Finance                   4,800           340
  Sega Sammy Holdings                     5,400           396
  Seiko Epson                               400            12
  Sekisui Chemical                        5,000            32
  Sekisui House                          31,000           341
  Sharp                                   5,000            76
  Shimamura                               2,100           200
  Shin-Etsu Chemical                      5,000           202
  Shinsei Bank                            6,000            37
  Shiseido                                2,000            28
  Showa Denko                            15,000            45
  Showa Shell Sekiyu                      2,600            30
  SMC                                     3,000           372
  Softbank                               10,200           520
  Sompo Japan Insurance                  19,000           218
  Sony                                   34,000         1,140
  Square Enix                            16,900           459
  Sumitomo                               55,000           521
  Sumitomo Chemical                      18,000           100
  Sumitomo Electric Industries           12,000           148
  Sumitomo Forestry                       6,000            60
  Sumitomo Heavy Industries              85,000           477
  Sumitomo Metal Industries             262,000           604
  Sumitomo Mitsui Financial Group           469         3,832
  Sumitomo Rubber Industries              5,000            53
  Sumitomo Trust & Banking               26,000           181
  Suzuken                                   400            11
  Suzuki Motor                           24,700           428
  T&D Holdings                            2,100           120
  Taisho Pharmaceutical                   5,000           100
  Takeda Pharmaceutical                   6,200           335
  Tanabe Seiyaku                          3,000            29

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  TDK                                     3,000      $    223
  THK                                     1,200            27
  Tohoku Electric Power                   6,600           143
  Tokuyama                                5,000            43
  Tokyo Broadcasting System               2,900            56
  Tokyo Electric Power                   26,700           655
  Tokyo Electron                          8,400           476
  Tokyo Gas                             151,000           563
  Toshiba                                10,000            40
  Toyo Suisan Kaisha                      2,000            35
  Toyobo                                  5,000            12
  Toyota Industries                       4,000           113
  Toyota Motor                           24,900         1,016
  Trend Micro                             5,500           192
  UFJ Holdings                              401         2,512
  Uni-Charm                               2,500           110
  World                                     400            17
  Yahoo! Japan                              109           258
  Yamada Denki                            5,700           365
  Yamaha                                  2,900            50
  Yamaha Motor                            5,700           107
  Yamato Transport                       23,000           346
                                                     ---------
                                                       68,449
                                                     ---------
LUXEMBOURG -- 0.4%
  Arcelor                                42,300           932
  SES Global FDR                         28,963           493
                                                     ---------
                                                        1,425
                                                     ---------
MALAYSIA -- 0.8%
  IOI                                   155,800           467
  Malaysia International Shipping       107,200           517
  Public Bank (Foreign Market)          201,600           372
  Resorts World                         161,400           441
  Sime Darby                            246,000           395
  Tenaga Nasional                       157,000           458
                                                     ---------
                                                        2,650
                                                     ---------
MEXICO -- 1.1%
  Alfa                                  105,780           638
  America Movil ADR, Ser L (B)           54,770         1,205
  Consorcio ARA                         114,500           382
  Fomento Economico Mexicano ADR         13,110           898
  Grupo Financiero Banorte               63,100           516
                                                     ---------
                                                        3,639
                                                     ---------
NETHERLANDS -- 4.7%
  ABN AMRO Holding (B)                   84,432         2,027
  Aegon (B)                              48,047           676
  Akzo Nobel                              1,990            82
  Buhrmann                                4,113            50
  DSM                                     1,693           131
  Euronext                                4,729           191
  European Aeronautic
    Defense and Space                    17,020           575
  Heineken                               14,374           463
  Heineken Holding                        8,098           240
  ING Groep                             117,371         3,414
  James Hardie Industries                12,413            81
  Koninklijke Ahold*                     12,875           115
  Koninklijke Philips Electronics        10,200           269
  Randstad Holdings                         419            16
  Reed Elsevier                           8,421           117
  Royal Dutch Shell ADR                   2,700           175

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Royal Dutch Shell, Cl A (B)            82,521      $  2,683
  Royal Dutch Shell, Cl B                61,924         2,095
  Royal KPN (B)                          79,382           751
  Royal Numico*                           3,255           135
  TNT                                    28,805           740
  Unilever                                6,995           482
  VNU                                     4,850           149
  Wereldhave                                112            12
  Wolters Kluwer                          1,115            21
                                                     ---------
                                                       15,690
                                                     ---------
NEW ZEALAND -- 0.0%
  Fletcher Building                       5,481            28
                                                     ---------
NORWAY -- 1.4%
  DNB                                    22,700           240
  Norsk Hydro                            20,310         2,182
  Norske Skogindustrier                   2,900            50
  Orkla                                   2,050            83
  ProSafe                                   650            26
  Statoil                                47,550         1,166
  Storebrand                              2,600            26
  Tandberg (B)                           62,650           767
  Yara International                      3,900            65
                                                     ---------
                                                        4,605
                                                     ---------
PHILIPPINES -- 0.1%
  Philippine Long Distance
  Telephone                               3,900           110
  SM Investments                         37,620           138
                                                     ---------
                                                          248
                                                     ---------
PORTUGAL -- 0.2%
  Banco BPI                               8,429            36
  Banco Comercial Portugues              30,947            83
  Cimpor Cimentos de Portugal             7,697            44
  Energias de Portugal                    4,234            12
  Portugal Telecom                       62,114           587
                                                     ---------
                                                          762
                                                     ---------
RUSSIA -- 0.9%
  LUKOIL ADR                             13,670           664
  MMC Norilsk Nickel ADR                  6,210           449
  Mobile Telesystems ADR                 12,600           466
  OAO Gazprom ADR                        10,568           522
  Sberbank GDR*                           5,230           466
  Surgutneftegaz ADR                      7,680           365
                                                     ---------
                                                        2,932
                                                     ---------
SINGAPORE -- 0.6%
  City Developments                       5,000            25
  DBS Group Holdings                     13,000           121
  Flextronics International*             38,300           500
  Jardine Cycle & Carriage                2,000            13
  Keppel                                 10,000            69
  Neptune Orient Lines                   29,000            56
  Oversea-Chinese Banking                 2,000             8
  Singapore Airlines                      4,000            28
  Singapore Press Holdings               24,000            65
  Singapore Telecommunications          732,000         1,124
  United Overseas Bank                   13,000           110


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  United Overseas Land                    1,300      $      2
                                                     ---------
                                                        2,121
                                                     ---------
SOUTH AFRICA -- 1.2%
  ABSA Group                             21,556           307
  Anglo Platinum                          7,070           341
  Barloworld                             32,850           518
  Sanlam                                346,250           713
  Sappi                                  30,530           323
  Sasol                                  53,457         1,773
  Telkom                                  5,930           117
                                                     ---------
                                                        4,092
                                                     ---------
SOUTH KOREA -- 2.1%
  CJ                                      3,550           227
  Daelim Industrial                       6,680           397
  Daewoo Shipbuilding & Marine
  Engineering                            21,500           418
  Hankook Tire                           37,400           447
  Honam Petrochemical                     2,200           115
  Hynix Semiconductor*                   16,090           337
  Hyundai Motor                           6,340           436
  Industrial Bank of Korea               10,680           111
  Kookmin Bank                            1,600            81
  Kookmin Bank ADR                       11,230           569
  POSCO                                   1,100           227
  Samsung Electronics                     1,125           595
  Samsung Electronics GDR                 3,384           891
  Samsung Fire & Marine Insurance         4,110           394
  Shinhan Financial Group                48,980         1,446
  Shinsegae                                 845           301
                                                     ---------
                                                        6,992
                                                     ---------
SPAIN -- 3.7%
  Acciona                                   619            69
  ACS Actividades                        42,900         1,288
  Altadis                                 8,400           364
  Antena 3 de Television                  1,808            36
  Banco Bilbao Vizcaya Argentaria        91,760         1,526
  Banco Santander Central Hispano       168,683         2,065
  Corp Mapfre                             1,535            25
  Ebro Puleva                             1,781            31
  Endesa                                 35,051           790
  Fomento de Construcciones
    y Contratas                           1,037            60
  Grupo Ferrovial                         2,600           201
  Iberdrola                              24,242           624
  Inditex                                 4,865           132
  Metrovacesa                             1,090            74
  Repsol (B)                            111,784         3,303
  Sacyr Vallehermoso                      3,515            90
  Telefonica (B)                         91,655         1,516
  Union Fenosa                           10,418           303
                                                     ---------
                                                       12,497
                                                     ---------
SWEDEN -- 1.7%
  Atlas Copco, Cl A                      14,800           256
  Axfood                                    650            16
  Eniro                                   2,800            31
  Hennes & Mauritz, Cl B                  6,150           214
  Sandvik                                 5,800           256
  Scania, Cl B                              400            14
  Skandinaviska Enskilda Banken          10,000           182
  Skanska, Cl B                           1,500            19
  SKF, Cl B                               4,200            52
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Ssab Svenskt Stal, Cl A                 1,000      $     27
  Svenska Cellulosa, Cl B                12,300           436
  Svenska Handelsbanken, Cl A             6,000           131
  Telefonaktiebolaget LM
    Ericsson ADR (B)                     33,000         1,152
  Telefonaktiebolaget LM
    Ericsson, Cl B                      233,000           810
  TeliaSonera                            26,000           129
  Trelleborg, Cl B                        2,600            44
  Volvo, Cl A (B)                           300            12
  Volvo, Cl B                            44,600         1,906
                                                     ---------
                                                        5,687
                                                     ---------
SWITZERLAND -- 5.7%
  Adecco                                  2,300           110
  Ciba Specialty Chemicals                  274            17
  Clariant                                2,147            31
  Compagnie Financiere
     Richemont, Cl A                     16,805           636
  Credit Suisse Group                    47,812         2,077
  Geberit                                   159           117
  Holcim                                 11,293           730
  Logitech International*                   635            23
  Micronas Semiconductor Holdings*        4,300           182
  Nestle                                  9,261         2,594
  Novartis                               89,853         4,353
  Phonak Holding                            436            17
  PSP Swiss Property                        493            22
  Rieter Holding                             46            14
  Roche Holding                          16,734         2,314
  SGS                                       255           198
  Straumann Holding                         343            78
  Sulzer                                     60            28
  Swatch Group                            1,285            36
  Swatch Group, Cl B                        352            49
  Swiss Reinsurance*                     10,230           659
  Swisscom                                  998           335
  Syngenta                                2,346           249
  Synthes                                 2,155           259
  UBS                                    31,291         2,558
  Xstrata                                40,132           942
  Zurich Financial Services               2,225           393
                                                     ---------
                                                       19,021
                                                     ---------
TAIWAN -- 1.1%
  Advanced Semiconductor
  Engineering                           690,000           476
  Compal Electronics                    374,310           375
  Eva Airways                         1,040,104           421
  Fubon Financial Holding                75,000            68
  Fubon Financial Holding GDR            36,000           326
  HON HAI Precision Industry            115,000           596
  HON HAI Precision Industry GDR         15,968           133
  Taiwan Semiconductor
    Manufacturing ADR                    99,833           822
  United Microelectronics               761,019           461
                                                     ---------
                                                        3,678
                                                     ---------


THAILAND -- 0.4%
  Advanced Info Service                  31,800            78


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Advanced Info Service                 124,400      $    307
  Land and Houses NVDR                1,823,000           327
  PTT                                    20,200           121
  PTT (Foreign)                          28,000           167
  Siam Cement                            58,800           343
                                                     ---------
                                                        1,343
                                                     ---------
TURKEY -- 0.5%
  Ford Otomotiv Sanayi                   10,320            76
  Haci Omer Sabanci Holding             107,500           476
  Turkcell Iletisim Hizmet               66,643           365
  Turkiye Is Bankasi                    108,360           646
                                                     ---------
                                                        1,563
                                                     ---------
UNITED KINGDOM -- 15.6%
  3i Group                                2,073            26
  Alliance Unichem                        4,639            69
  Anglo American                         38,569           977
  ARM Holdings                           11,641            24
  AstraZeneca                            39,987         1,832
  AstraZeneca (SEK)                      10,350           474
  Aviva                                  83,494           923
  BAA                                    11,400           126
  BAE Systems                            90,600           535
  Balfour Beatty                          5,270            32
  Barclays                              244,745         2,444
  Barratt Developments                    6,698            85
  Bellway                                 1,906            30
  Berkeley Group Holdings                 1,660            26
  BHP Billiton                          140,227         2,089
  Bovis Homes Group                       2,197            24
  BP                                    404,933         4,618
  BPB                                     5,183            68
  Bradford & Bingley                     17,579           102
  Brambles Industries                    14,235            85
  British Airways*                       37,848           189
  British American Tobacco               19,631           395
  British Land                            9,857           157
  British Sky Broadcasting               40,106           413
  BT Group                              194,267           754
  Cadbury Schweppes                     215,900         2,133
  Capita Group                            4,158            27
  Carnival                                1,424            74
  Close Brothers Group                    1,188            17
  Cookson Group*                          2,750            16
  Daily Mail & General Trust              1,823            22
  Diageo                                 26,897           385
  Emap                                    4,517            66
  Enterprise Inns                         8,228           122
  First Choice Holidays                   4,777            17
  Firstgroup                              5,546            31
  Friends Provident                     171,410           537
  Gallaher Group                          1,874            29
  GKN                                     8,232            43
  GlaxoSmithKline                       166,918         4,037
  Hammerson                               1,697            28
  Hanson                                 27,773           290
  Hays                                   23,384            55
  HBOS                                  120,733         1,894
  HSBC Holdings                         179,827         2,895
  Imperial Chemical Industries           20,642           108
  Imperial Tobacco Group                  4,791           133
  Inchcape                                2,394            89
  Intercontinental Hotels Group          23,686           319
  International Power                    87,100           365
  J Sainsbury                           134,805           689
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  Kelda Group                             3,318      $     40
  Kingfisher                              7,444            34
  Land Securities Group                     638            16
  Legal & General Group                  34,357            69
  Liberty International                   1,847            32
  Lloyds TSB Group                       90,393           745
  Man Group                               4,617           137
  Mitchells & Butlers                    66,821           441
  National Grid                          15,332           144
  Next                                    1,206            33
  O2                                    514,700         1,422
  Pearson                                35,493           428
  Persimmon                              36,878           552
  Pilkington                             10,152            24
  Prudential                              1,742            16
  Punch Taverns                          28,006           389
  Reckitt Benckiser                       9,066           281
  Reed Elsevier                          57,505           540
  Rexam                                   1,917            17
  Rio Tinto                              22,400           794
  Rolls-Royce Group                      18,712           114
  Royal & Sun Alliance
     Insurance Group                    156,100           261
  Royal Bank of Scotland Group           84,329         2,467
  SABMiller                              31,342           553
  Scottish & Newcastle                   12,457           103
  Scottish & Southern Energy             10,303           183
  Scottish Power                        114,000         1,032
  Severn Trent                            3,401            60
  Smiths Group                            4,265            70
  Sportingbet*                          120,600           762
  Stagecoach Group                        8,050            16
  Standard Chartered                     20,807           445
  Tate & Lyle                            58,708           488
  Taylor Woodrow                          5,347            31
  Tesco                                  24,962           147
  Tomkins                                 6,743            34
  Travis Perkins                            954            27
  Trinity Mirror                         22,628           253
  Unilever                               61,326           617
  United Business Media                   5,969            60
  United Utilities                        8,408            97
  Vodafone Group                      2,299,721         6,282
  Whitbread                              25,051           448
  Wimpey George                          59,194           438
  WPP Group                               5,673            59
                                                     ---------
                                                       52,119
                                                     ---------
Total Common Stock
  (Cost $291,604) ($ Thousands)                       311,081
                                                     ---------
CORPORATE OBLIGATIONS (C)(D) -- 1.0%

FINANCIALS -- 1.0%
  ASIF Global Financing XV (F)
    3.528%, 09/02/05                       $ 10            10
  Allstate Life Global Funding II,
    MTN (F)
    3.561%, 09/15/06                         49            49
  American General Finance (F)
    3.571%, 09/15/06                        155           155
  American General Finance
    MTN, Ser F
    3.903%, 07/14/06                         11            11
    3.561%, 09/15/06                         49            49


----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Bear Stearns EXL
    3.581%, 09/15/06                       $190      $    190
  CCN Bluegrass (F)
    3.658%, 08/18/06                         70            70
  CIT Group MTN
    3.790%, 05/12/06                        268           268
    3.714%, 04/19/06                         27            27
  Caterpillar Financial Services
    MTN, Ser F
    3.670%, 07/10/06                         53            53
  Countrywide Home Loans
    MTN, Ser A
    3.760%, 07/31/06                         54            54
    3.509%, 03/21/06                         88            88
  Countrywide Home Loans
    MTN, Ser M
    3.760%, 01/31/06                         24            24
    3.440%, 11/30/05                        122           122
  Dekabank (F)
    3.614%, 08/19/06                        198           198
  Harrier Finance Funding LLC
    MTN (F)
    3.390%, 09/15/05                         31            31
  Irish Life & Permanent
    MTN, Ser X (F)
    3.609%, 09/21/06                        142           142
  Islandsbanki (F)
    3.659%, 09/22/06                         91            91
  Jackson National Life Funding (F)
    3.510%, 09/01/06                        235           235
  K2 LLC MTN (F)
    3.354%, 12/12/05                          6             6
  Liberty Lighthouse US Capital
    MTN (F)
    3.530%, 05/10/06                        107           107
  Morgan Stanley EXL
    3.524%, 09/04/06                         54            53
  Morgan Stanley EXL, Ser S
    3.570%, 09/05/06                         37            37
  Nationwide Building Society (F)
    3.559%, 01/06/06                        107           107
    3.478%, 07/28/06                         54            54
  Nordbank (F)
    3.620%, 09/22/06                        182           182
  Northern Rock (F)
    3.544%, 09/04/06                        110           110
  Pacific Life Global Funding (F)
    3.561%, 09/13/06                         80            80
  Premium Asset Trust,
    Ser 2004-01 (F)
    3.679%, 02/06/06                        111           111
  Premium Asset Trust,
    Ser 2004-06 (F)
    3.770%, 06/30/06                        102           102
  Premium Asset Trust,
    Ser 2004-10 (F)
    3.581%, 08/15/06                        150           150
  SLM EXL, Ser S (F)
    3.571%, 09/15/06                        118           118
  SLM MTN, Ser X (F)
    3.609%, 09/20/06                        214           214
  Skandinav Enskilda Bank (F)
    3.578%, 07/18/06                        118           118


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  White Pine Finance LLC MTN,
    Ser 1 (F)
    3.480%, 11/01/05                       $ 47      $     47
                                                     ---------
Total Corporate Obligations
  (Cost $3,414) ($ Thousands)                           3,414
                                                     ---------
EXCHANGE TRADED FUNDS -- 5.2%
CANADA -- 5.2%
  iUnits S&P/TSX 60 Index Fund          342,460        17,367
                                                     ---------
UNITED STATES -- 0.0%
  iShares MSCI EAFE Index Fund            1,700            95
                                                     ---------
Total Exchange Traded Funds
  (Cost $15,293) ($ Thousands)                         17,462
                                                     ---------
ASSET-BACKED SECURITIES(C)(D)(F) -- 0.4%

AUTOMOTIVE -- 0.0%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                        146           146
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
    3.591%, 03/15/06                          4             4
  Drivetime Auto Owner Trust,
    Ser 2005-B, Cl A1
    3.591%, 07/17/06                         19            19
                                                     ---------
                                                          169
                                                     ---------
MORTGAGE RELATED SECURITIES -- 0.4%
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    3.609%, 09/20/05                         69            69
  Blue Heron Funding, Ser 9A, Cl A1
    3.671%, 02/22/06                        107           107
  CCN Independence
    3.641%, 07/17/06                         37            37
  CCN Independence IV
    3.643%, 10/17/05                         59            59
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.780%, 11/10/05                         62            62
  Commodore, Ser 2003-2A,
    Cl A1MM
    3.490%, 12/12/38                         49            49
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    3.630%, 04/10/06                         80            80
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.659%, 09/20/05                        152           152
  Harwood Street Funding II,
    Ser 2005-A1, Cl NOTE
    3.691%, 05/25/06                        107           107
  Orchard Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
    3.902%, 11/18/05                         94            94
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    3.691%, 11/25/05                        139           139
  RMAC, Ser 2004-NS3A, Cl A1
    3.570%, 09/12/05                         42            42


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  Saturn Ventures II
    3.619%, 02/07/06                       $107      $    107
  TIAA Real Estate, Ser 2003-1A,
    Cl A1
    3.700%, 03/28/06                         69            69
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMA
    3.430%, 09/15/05                         19            19
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMD
    3.430%, 06/15/06                         27            27
                                                     ---------
                                                        1,219
                                                     ---------
Total Asset-Backed Securities
  (Cost $1,388) ($ Thousands)                           1,388
                                                     ---------
COMMERCIAL PAPER (C)(E) -- 0.3%

FINANCIALS -- 0.3%
  Brahms Funding
    3.658%, 09/22/05                         50            50
  Broadhollow Funding
    3.637%, 09/21/05                        150           149
    3.597%, 09/20/05                         54            53
    3.597%, 09/19/05                        107           107
  Castle Rock Funding
    3.025%, 06/20/06                        100           100
  Cre-8 Funding
    3.637%, 09/20/05                         64            64
  Main Street Warehouse Funding
    3.617%, 09/19/05                         11            11
  Ocala Funding
    3.517%, 09/20/05                         27            27
  Rams Funding
    3.647%, 09/20/05                        101           101
    3.617%, 09/19/05                        107           107
    3.604%, 09/12/05                         98            98
                                                     ---------
Total Commercial Paper
  (Cost $867) ($ Thousands)                               867
                                                     ---------
CASH EQUIVALENT -- 3.2%

UNITED STATES -- 3.2%
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A +   10,541,687        10,542
                                                     ---------
Total Cash Equivalents
  (Cost $10,542) ($ Thousands)                         10,542
                                                     ---------
MASTER NOTES (C) -- 0.1%
  Bank of America
    3.643%, 09/01/05                       $268           268
  Bear Stearns
    3.738%, 09/01/05                        128           128
                                                     ---------
Total Master Notes
  (Cost $396) ($ Thousands)                               396
                                                     ---------
TIME DEPOSIT (C) -- 0.1%
  Citigroup
    3.563%, 09/01/05                        268           268
                                                     ---------
Total Time Deposit
  (Cost $268) ($ Thousands)                               268
                                                     ---------
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
CERTIFICATES OF DEPOSIT (C)(E) -- 0.1%

FINANCIALS -- 0.1%
  U.S. Trust
    3.696%, 09/14/05                       $107      $    107
  Wells Fargo
    4.010%, 07/24/06                        107           107
                                                     ---------
Total Certificates of Deposit
  (Cost $214) ($ Thousands)                               214
                                                     ---------
PREFERRED STOCK -- 0.9%

AUSTRALIA -- 0.0%
  News                                    2,988            48
                                                     ---------
BRAZIL -- 0.7%
  Braskem                                64,300           628
  Cia Energetica de Minas Gerais     18,950,000           665
  Petroleo Brasileiro                     6,400           350
  Tam                                    40,000           439
  Usinas Siderurgicas de Minas
    Gerais                                9,600           199
                                                     ---------
                                                        2,281
                                                     ---------
GERMANY -- 0.0%
  Fresenius Medical Care                    234            18
  Porsche                                   137           107
  Volkswagen                                978            39
                                                     ---------
                                                          164
                                                     ---------
ITALY -- 0.1%
  Fiat*                                  37,320           291
                                                     ---------
SOUTH KOREA -- 0.1%
  Hyundai Motor                           5,900           243
                                                     ---------
Total Preferred Stock
  (Cost $2,432) ($ Thousands)                           3,027
                                                     ---------
U.S. TREASURY OBLIGATION -- 0.3%
  U. S. Treasury Bills (A)
    3.455%, 11/25/05                        970           962
                                                     ---------
Total U.S. Treasury Obligation
  (Cost $962) ($ Thousands)                               962
                                                     ---------
FOREIGN CONVERTIBLE BOND -- 0.0%
  Credit Suisse Group, CV to 32.3311
    Shares (CHF)
    6.000%, 12/23/05                         24            28
                                                     ---------
Total Foreign Convertible Bond
  (Cost $23) ($ Thousands)                                 28
                                                     ---------



----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 0.2%
Barclays Capital
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $401,375
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $13,228-$214,047,
  2.000%-3.875%, 02/13/06-02/22/08,
  with a total market value of
  $409,364)                                $401      $    401
Deutsche Bank
  3.570%, dated 08/31/05, to
  be repurchased on 09/01/05,
  repurchase price $10,703
  (collateralized by Freddie Mac
  Discount Note, par value $10,941,
  0.000%, 09/23/05; with a total
  market value of $10,917)                   11            11
Lehman Brothers
  3.570%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $140,215
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $54,126-$117,309,
  0.000%-08.125%, 04/15/15-10/15/19;
  with a total market value of
  $143,006)                                 140           140
UBS Paine Webber
  3.580%, dated 08/31/05, to be
  repurchased on 09/01/05,
  repurchase price $428,137
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $37,555-$391,289,
  4.500%-5.000%, 01/15/14-04/15/15;
  with a total market value of
  $436,661)                                 428           428
                                                     ---------
Total Repurchase Agreements
  (Cost $980) ($ Thousands)                               980
                                                     ---------
Total Investments -- 104.9%
  (Cost $328,383) ($ Thousands)                      $350,629
                                                     =========

A summary of the open futures contracts held by the Fund at August 31, 2005, is as follows:

---------------------------------------------------------------------

               NUMBER      CONTRACT                    UNREALIZED
   TYPE OF       OF         VALUE       EXPIRATION    APPRECIATION
  CONTRACT    CONTRACTS  ($THOUSANDS)      DATE       ($THOUSANDS)
---------------------------------------------------------------------
DJ Euro
Stoxx            12        $  319        09/16/05         $14

FTSE 100
Index             3            88        09/16/05          11

S&P/TSE 60
Index             1           142        09/29/05           5
SPI 200
Index             1           147        09/15/05           4

Topix Index       2         2,823        09/08/05          23
                                                          ---
                                                          $57
                                                          ===

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund
August 31, 2005




       Percentages are based on Net Assets of $334,337 ($ Thousands).
*      Non-Income Producing Security
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2005. The total value of securities on loan at August 31, 2005 was $7,438 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2005 was $7,527 ($ Thousands).
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2005.
(E)    The rate reported is the effective yield at time of purchase.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CV -- Convertible
EXL -- Extendable Maturity
FDR -- Fiduciary Depositary Receipt
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
MTN -- Medium Term Note
NVDR -- Non-Voting Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
At August 31, 2005, the tax basis cost of the Fund's investments was $328,383
($ Thousands), and the unrealized appreciation and depreciation were $25,574 and $(3,328) ($ Thousands), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.





ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Institutional Investments Trust


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            --------------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: October 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            --------------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: October 24, 2005

By (Signature and Title)*                   /s/ Stephen Panner
                                            ---------------------------------
                                            Stephen Panner
                                            Controller & Chief Financial Officer

Date: October 24, 2005

* Print the name and title of each signing officer under his or her signature.